UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	0.5
Matador Resources Co.	0.3
Chord Energy Corp.	0.3
Murphy Oil Corp.	0.3
Light & Wonder, Inc. Class A	0.3
Weatherford International PLC	0.3
Comfort Systems U.S.A., Inc.	0.3
Selective Insurance Group, Inc.	0.3
Championx Corp.	0.3
HealthEquity, Inc.	0.3
3.2

Market Sectors (% of Fund's net assets)

Industrials	17.1
Financials	16.6
Health Care	14.4
Information Technology	12.9
Consumer Discretionary	10.5
Energy	8.6
Real Estate	6.1
Materials	4.5
Consumer Staples	3.7
Utilities	3.0
Communication Services	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	1,755	53,510
AST SpaceMobile, Inc. (a)(b)	10,966	36,297
ATN International, Inc.	1,484	45,930
Bandwidth, Inc. (a)	3,115	33,050
Charge Enterprises, Inc. (a)	17,851	5,091
Cogent Communications Group, Inc.	5,897	383,187
Consolidated Communications Holdings, Inc. (a)	10,307	42,980
EchoStar Holding Corp. Class A (a)	4,518	62,619
Globalstar, Inc. (a)(b)	94,906	133,817
IDT Corp. Class B (a)	2,116	59,354
Liberty Latin America Ltd.:
Class A (a)	4,604	31,445
Class C (a)	19,711	135,020
Lumen Technologies, Inc. (a)	137,844	201,252
Ooma, Inc. (a)	3,353	36,581
		1,260,133
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.	6,281	218,453
Atlanta Braves Holdings, Inc. Class A	1,229	46,591
Cinemark Holdings, Inc. (a)	14,865	245,124
IMAX Corp. (a)	6,132	111,664
Lions Gate Entertainment Corp.:
Class A (a)	8,747	68,751
Class B (a)	15,075	112,460
Loop Media, Inc. (a)	5,522	1,652
Madison Square Garden Entertainment Corp.	5,922	180,503
Marcus Corp.	3,204	49,790
Playstudios, Inc. Class A (a)	12,043	34,082
Reservoir Media, Inc. (a)	2,588	14,570
Sphere Entertainment Co. (a)	3,575	117,653
Vivid Seats, Inc. Class A (a)	3,347	19,680
		1,220,973
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	13,730	184,531
CarGurus, Inc. Class A (a)	13,270	228,642
Cars.com, Inc. (a)	9,086	138,380
DHI Group, Inc. (a)	5,944	16,287
Eventbrite, Inc. (a)	10,528	87,172
EverQuote, Inc. Class A (a)	2,894	24,859
fuboTV, Inc. (a)(b)	38,699	93,652
Grindr, Inc. (a)(b)	5,643	33,576
MediaAlpha, Inc. Class A (a)	2,993	30,768
Nextdoor Holdings, Inc. (a)	20,029	36,453
Outbrain, Inc. (a)	5,314	22,691
QuinStreet, Inc. (a)	7,049	79,724
Shutterstock, Inc.	3,392	137,987
System1, Inc. (a)(b)	4,327	5,019
TrueCar, Inc. (a)	12,087	22,119
Vimeo, Inc. (a)	20,741	63,882
Yelp, Inc. (a)	9,128	385,110
Ziff Davis, Inc. (a)	6,367	384,949
ZipRecruiter, Inc. (a)	9,367	99,759
		2,075,560
Media - 0.7%
Advantage Solutions, Inc. Class A (a)	11,818	27,181
AMC Networks, Inc. Class A (a)	4,158	49,064
Boston Omaha Corp. (a)	3,158	44,938
Cardlytics, Inc. (a)	4,615	57,180
Clear Channel Outdoor Holdings, Inc. (a)	50,397	55,437
Daily Journal Corp. (a)	180	52,360
E.W. Scripps Co. Class A (a)	7,967	43,579
Emerald Holding, Inc. (a)	2,155	10,732
Entravision Communication Corp. Class A	8,612	30,831
Gambling.com Group Ltd. (a)	1,373	17,794
Gannett Co., Inc. (a)	19,748	46,210
Gray Television, Inc.	11,124	72,528
iHeartMedia, Inc. (a)	14,280	33,558
Integral Ad Science Holding Corp. (a)	6,569	75,412
John Wiley & Sons, Inc. Class A	5,848	177,019
Magnite, Inc. (a)	18,308	121,565
PubMatic, Inc. (a)	5,846	65,884
Scholastic Corp.	3,696	136,382
Sinclair, Inc. Class A	4,536	49,306
Stagwell, Inc. (a)	10,824	44,595
TechTarget, Inc. (a)	3,561	89,666
TEGNA, Inc.	27,507	399,127
Thryv Holdings, Inc. (a)	4,214	73,450
Townsquare Media, Inc.	1,609	13,837
Urban One, Inc. Class D (non-vtg.) (a)	2,829	15,022
WideOpenWest, Inc. (a)	6,860	48,294
		1,850,951
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	9,104	95,592
Shenandoah Telecommunications Co.	6,536	154,642
Spok Holdings, Inc.	2,499	37,260
Telephone & Data Systems, Inc.	13,481	245,219
Tingo Group, Inc. (a)(b)	17,131	13,386
		546,099
TOTAL COMMUNICATION SERVICES		6,953,716
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 1.4%
Adient PLC (a)	12,966	436,825
American Axle & Manufacturing Holdings, Inc. (a)	15,644	105,597
Atmus Filtration Technologies, Inc. (b)	2,123	39,827
Cooper-Standard Holding, Inc. (a)	2,342	29,088
Dana, Inc.	17,569	201,692
Dorman Products, Inc. (a)	3,565	221,672
Fox Factory Holding Corp. (a)	5,815	473,748
Gentherm, Inc. (a)	4,523	181,915
Holley, Inc. (a)	7,291	30,987
LCI Industries	3,365	365,069
Luminar Technologies, Inc. (a)(b)	37,397	118,548
Modine Manufacturing Co. (a)	6,985	275,908
Patrick Industries, Inc.	2,887	216,958
Solid Power, Inc. (a)	21,821	28,804
Standard Motor Products, Inc.	2,875	100,424
Stoneridge, Inc. (a)	3,492	56,815
The Goodyear Tire & Rubber Co. (a)	38,203	454,616
Visteon Corp. (a)	3,830	440,948
XPEL, Inc. (a)	3,094	143,252
		3,922,693
Automobiles - 0.1%
Fisker, Inc. (a)(b)	26,521	119,345
LiveWire Group, Inc. (a)(b)	1,573	16,863
Winnebago Industries, Inc.	3,993	231,394
Workhorse Group, Inc. (a)(b)	24,753	10,324
		377,926
Broadline Retail - 0.1%
Big Lots, Inc.	3,958	18,048
ContextLogic, Inc. (a)(b)	3,016	11,823
Dillard's, Inc. Class A	475	147,464
Qurate Retail, Inc. (a)	277	2,227
Savers Value Village, Inc. (b)	3,519	52,679
		232,241
Distributors - 0.0%
Weyco Group, Inc.	827	23,917
Diversified Consumer Services - 1.2%
2U, Inc. (a)	10,985	23,288
Adtalem Global Education, Inc. (a)	5,937	307,537
Carriage Services, Inc.	1,783	38,513
Chegg, Inc. (a)	16,036	120,751
Coursera, Inc. (a)	17,674	306,467
Duolingo, Inc. (a)	3,901	569,741
European Wax Center, Inc. (a)	4,595	67,868
Frontdoor, Inc. (a)	11,147	322,483
Graham Holdings Co.	484	280,100
Laureate Education, Inc. Class A	17,753	251,027
Lincoln Educational Services Corp. (a)(b)	3,335	28,514
Nerdy, Inc. Class A (a)	8,497	26,171
OneSpaWorld Holdings Ltd. (a)	11,445	119,944
Perdoceo Education Corp.	9,187	166,193
Rover Group, Inc. Class A (a)	12,695	81,883
Strategic Education, Inc.	3,077	253,268
Stride, Inc. (a)	5,774	317,455
Udemy, Inc. (a)	11,818	105,535
Universal Technical Institute, Inc. (a)	4,368	38,133
WW International, Inc. (a)	7,429	58,095
		3,482,966
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	7,371	72,604
Bally's Corp. (a)	3,809	34,738
Biglari Holdings, Inc. Class B (a)	98	14,481
BJ's Restaurants, Inc. (a)	3,088	79,423
Bloomin' Brands, Inc.	11,951	278,936
Bluegreen Vacations Holding Corp. Class A	1,412	47,316
Bowlero Corp. Class A (a)(b)	4,113	41,500
Brinker International, Inc. (a)	5,929	201,112
Carrols Restaurant Group, Inc. (a)	4,967	28,560
Century Casinos, Inc. (a)	3,727	16,324
Chuy's Holdings, Inc. (a)	2,417	81,356
Cracker Barrel Old Country Store, Inc.	2,999	199,014
Dave & Buster's Entertainment, Inc. (a)	4,935	172,429
Denny's Corp. (a)	7,326	63,150
Dine Brands Global, Inc.	2,143	105,628
El Pollo Loco Holdings, Inc.	3,938	32,882
Everi Holdings, Inc. (a)	11,580	124,948
First Watch Restaurant Group, Inc. (a)	3,060	51,133
Full House Resorts, Inc. (a)	4,641	17,404
Global Business Travel Group, Inc. (a)	4,251	20,957
Golden Entertainment, Inc.	2,685	84,202
Hilton Grand Vacations, Inc. (a)	11,065	397,787
Inspired Entertainment, Inc. (a)	2,834	28,283
International Game Technology PLC	14,778	375,657
Jack in the Box, Inc.	2,804	177,157
Krispy Kreme, Inc. (b)	11,903	153,906
Kura Sushi U.S.A., Inc. Class A (a)	793	45,312
Life Time Group Holdings, Inc. (a)	5,929	70,081
Light & Wonder, Inc. Class A (a)	12,414	907,588
Lindblad Expeditions Holdings (a)	4,844	30,130
Monarch Casino & Resort, Inc.	1,857	111,773
Mondee Holdings, Inc. (a)(b)	6,208	22,908
Nathan's Famous, Inc.	365	23,893
Noodles & Co. (a)	5,250	11,183
Papa John's International, Inc.	4,455	289,664
PlayAGS, Inc. (a)	5,080	36,271
Portillo's, Inc. (a)	6,205	92,765
Potbelly Corp. (a)	3,570	31,416
RCI Hospitality Holdings, Inc.	1,198	65,303
Red Robin Gourmet Burgers, Inc. (a)	2,111	17,078
Red Rock Resorts, Inc.	6,413	253,634
Rush Street Interactive, Inc. (a)	8,801	31,420
Sabre Corp. (a)	45,212	158,242
SeaWorld Entertainment, Inc. (a)	4,971	214,151
Shake Shack, Inc. Class A (a)	5,123	287,093
Six Flags Entertainment Corp. (a)	9,865	196,314
Super Group SGHC Ltd. (a)	18,582	71,169
Sweetgreen, Inc. Class A (a)	13,045	134,755
Target Hospitality Corp. (a)	4,255	58,421
The Cheesecake Factory, Inc.	6,573	204,223
The ONE Group Hospitality, Inc. (a)	2,992	13,195
Xponential Fitness, Inc. (a)	3,349	47,790
		6,326,659
Household Durables - 2.0%
Beazer Homes U.S.A., Inc. (a)	4,030	97,486
Cavco Industries, Inc. (a)	1,190	296,917
Century Communities, Inc.	3,859	237,329
Cricut, Inc. (b)	6,475	55,232
Dream Finders Homes, Inc. (a)(b)	3,329	65,548
Ethan Allen Interiors, Inc.	3,098	81,353
GoPro, Inc. Class A (a)	17,758	44,573
Green Brick Partners, Inc. (a)	3,541	137,037
Helen of Troy Ltd. (a)	3,272	321,703
Hooker Furnishings Corp.	1,479	24,729
Hovnanian Enterprises, Inc. Class A (a)	649	45,093
Installed Building Products, Inc.	3,229	360,582
iRobot Corp. (a)	3,689	121,479
KB Home	9,856	435,635
La-Z-Boy, Inc.	5,875	171,785
Landsea Homes Corp. (a)	1,828	13,600
Legacy Housing Corp. (a)	1,377	25,488
LGI Homes, Inc. (a)	2,820	266,518
Lovesac (a)	1,989	32,739
M.D.C. Holdings, Inc.	8,009	303,942
M/I Homes, Inc. (a)	3,657	300,130
Meritage Homes Corp.	4,951	564,513
Purple Innovation, Inc. (b)	7,493	7,268
Skyline Champion Corp. (a)	7,303	428,175
Snap One Holdings Corp. (a)	2,581	19,332
Sonos, Inc. (a)	17,381	187,367
Taylor Morrison Home Corp. (a)	14,315	548,551
Traeger, Inc. (a)	4,726	12,429
TRI Pointe Homes, Inc. (a)	13,476	337,709
United Homes Group, Inc. (a)(b)	832	5,574
Vizio Holding Corp. (a)	10,516	53,526
VOXX International Corp. (a)	1,605	14,718
		5,618,060
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,224	215,255
AMMO, Inc. (a)	12,387	36,046
Clarus Corp.	4,137	23,953
Escalade, Inc.	1,351	23,021
Funko, Inc. (a)	4,786	36,900
JAKKS Pacific, Inc. (a)	1,037	17,390
Johnson Outdoors, Inc. Class A	732	34,807
Latham Group, Inc. (a)	5,442	12,462
Malibu Boats, Inc. Class A (a)	2,789	121,656
Marine Products Corp.	1,166	11,357
MasterCraft Boat Holdings, Inc. (a)	2,360	48,238
Smith & Wesson Brands, Inc.	6,140	90,442
Solo Brands, Inc. Class A (a)	3,000	11,550
Sturm, Ruger & Co., Inc.	2,386	132,065
Topgolf Callaway Brands Corp. (a)	19,468	237,899
Vista Outdoor, Inc. (a)	7,839	196,916
		1,249,957
Specialty Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	3,556	26,706
Abercrombie & Fitch Co. Class A (a)	6,635	403,541
Academy Sports & Outdoors, Inc.	10,170	456,023
America's Car Mart, Inc. (a)	823	55,125
American Eagle Outfitters, Inc.	24,815	433,518
Arko Corp.	11,061	83,511
Asbury Automotive Group, Inc. (a)	2,815	538,707
BARK, Inc. (a)(b)	18,335	19,618
Beyond, Inc. (a)	6,159	96,080
Big 5 Sporting Goods Corp. (b)	3,111	21,964
Boot Barn Holdings, Inc. (a)	4,058	282,031
Build-A-Bear Workshop, Inc.	1,755	43,524
Caleres, Inc.	4,691	119,996
Camping World Holdings, Inc.	5,743	96,195
CarParts.com, Inc. (a)	7,379	20,883
Carvana Co. Class A (a)(b)	13,038	352,026
Chico's FAS, Inc. (a)	16,511	123,502
Designer Brands, Inc. Class A	6,781	68,556
Destination XL Group, Inc. (a)	8,074	33,588
Duluth Holdings, Inc. (a)	1,814	9,124
Envela Corp. (a)	1,078	4,226
EVgo, Inc. Class A (a)	14,345	29,622
Foot Locker, Inc.	11,154	234,122
Genesco, Inc. (a)	1,578	43,253
Group 1 Automotive, Inc.	1,897	478,670
GrowGeneration Corp. (a)	8,293	16,918
Guess?, Inc.	3,953	84,990
Haverty Furniture Companies, Inc.	2,023	52,699
Hibbett, Inc.	1,723	79,379
J. Jill, Inc. (a)	614	17,591
Lands' End, Inc. (a)	2,045	12,843
Lazydays Holdings, Inc. (a)	1,708	10,777
Lazydays Holdings, Inc. rights 11/14/23 (a)	1,708	0
Leslie's, Inc. (a)	24,007	118,595
MarineMax, Inc. (a)	2,931	80,251
Monro, Inc.	4,224	104,840
National Vision Holdings, Inc. (a)	10,543	163,838
OneWater Marine, Inc. Class A (a)	1,589	35,959
PetMed Express, Inc.	2,942	20,270
Rent the Runway, Inc. Class A (a)(b)	7,012	3,765
Revolve Group, Inc. (a)	5,637	77,509
Sally Beauty Holdings, Inc. (a)	14,499	123,242
Shoe Carnival, Inc.	2,480	56,742
Signet Jewelers Ltd.	6,085	424,916
Sleep Number Corp. (a)	2,883	46,906
Sonic Automotive, Inc. Class A (sub. vtg.)	2,143	102,543
Sportsman's Warehouse Holdings, Inc. (a)	5,189	26,412
Stitch Fix, Inc. (a)	11,696	38,363
The Aaron's Co., Inc.	4,009	29,707
The Buckle, Inc.	4,166	140,686
The Cato Corp. Class A (sub. vtg.)	2,409	17,176
The Children's Place, Inc. (a)	1,597	43,710
The ODP Corp. (a)	4,478	201,152
thredUP, Inc. (a)	9,948	32,033
Tile Shop Holdings, Inc. (a)	3,909	21,460
Tilly's, Inc. (a)	2,825	22,883
Torrid Holdings, Inc. (a)	1,626	3,789
Upbound Group, Inc.	7,465	194,538
Urban Outfitters, Inc. (a)	8,667	300,052
Warby Parker, Inc. (a)	11,458	148,725
Winmark Corp.	386	155,682
Zumiez, Inc. (a)	2,000	32,860
		7,117,912
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)	12,797	11,067
Figs, Inc. Class A (a)	17,493	96,386
Fossil Group, Inc. (a)	6,297	9,823
G-III Apparel Group Ltd. (a)	5,635	143,974
Hanesbrands, Inc.	47,727	199,976
Kontoor Brands, Inc.	7,647	355,203
Movado Group, Inc.	2,095	58,367
Oxford Industries, Inc.	2,042	172,345
Rocky Brands, Inc.	937	11,506
Steven Madden Ltd.	10,245	335,934
Vera Bradley, Inc. (a)	3,600	26,352
Wolverine World Wide, Inc.	10,251	82,521
		1,503,454
TOTAL CONSUMER DISCRETIONARY		29,855,785
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	650	413,667
Duckhorn Portfolio, Inc. (a)	6,094	63,560
MGP Ingredients, Inc.	2,177	206,075
National Beverage Corp. (a)	3,237	150,132
Primo Water Corp.	21,302	278,204
The Vita Coco Co., Inc. (a)	3,862	104,660
Zevia PBC (a)	3,394	6,584
		1,222,882
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	4,370	219,068
Chefs' Warehouse Holdings (a)	4,739	90,183
HF Foods Group, Inc. (a)	5,355	21,634
Ingles Markets, Inc. Class A	1,897	152,177
Natural Grocers by Vitamin Cottage, Inc.	1,287	16,178
PriceSmart, Inc.	3,507	219,152
SpartanNash Co.	4,746	106,738
Sprouts Farmers Market LLC (a)	14,061	590,843
United Natural Foods, Inc. (a)	7,902	115,211
Village Super Market, Inc. Class A	1,212	29,658
Weis Markets, Inc.	2,236	145,564
		1,706,406
Food Products - 1.3%
Alico, Inc.	947	23,145
B&G Foods, Inc. Class A	9,586	77,359
Benson Hill, Inc. (a)	24,261	3,736
Beyond Meat, Inc. (a)(b)	8,039	47,993
BRC, Inc. Class A (a)(b)	5,294	15,353
Cal-Maine Foods, Inc.	5,215	236,292
Calavo Growers, Inc.	2,354	59,650
Dole PLC	9,810	112,030
Forafric Global PLC (a)	673	7,430
Fresh Del Monte Produce, Inc.	4,660	116,500
Hostess Brands, Inc. Class A (a)	18,046	602,736
J&J Snack Foods Corp.	2,048	320,737
John B. Sanfilippo & Son, Inc.	1,211	123,837
Lancaster Colony Corp.	2,661	450,161
Limoneira Co.	2,435	34,796
Mission Produce, Inc. (a)	6,600	62,106
Seneca Foods Corp. Class A (a)	681	37,217
Sovos Brands, Inc. (a)	6,904	149,886
SunOpta, Inc. (a)	12,451	47,812
The Hain Celestial Group, Inc. (a)	12,042	133,064
The Simply Good Foods Co. (a)	12,382	461,725
TreeHouse Foods, Inc. (a)	6,990	291,413
Utz Brands, Inc. Class A	9,917	120,888
Vital Farms, Inc. (a)	4,046	44,749
Westrock Coffee Holdings (a)(b)	3,859	31,798
		3,612,413
Household Products - 0.4%
Central Garden & Pet Co. (a)	1,202	52,443
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,475	217,303
Energizer Holdings, Inc.	9,722	307,021
Oil-Dri Corp. of America	672	38,492
WD-40 Co.	1,846	390,244
		1,005,503
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	18,219	796,717
Edgewell Personal Care Co.	6,971	243,288
elf Beauty, Inc. (a)	7,257	672,216
Herbalife Ltd. (a)	13,496	192,318
Inter Parfums, Inc.	2,489	316,377
MediFast, Inc.	1,462	101,112
Nature's Sunshine Products, Inc. (a)	1,777	31,808
Nu Skin Enterprises, Inc. Class A	6,741	128,012
The Beauty Health Co. (a)	11,166	45,222
USANA Health Sciences, Inc. (a)	1,524	69,418
Waldencast PLC (a)(b)	4,927	37,839
		2,634,327
Tobacco - 0.1%
Ispire Technology, Inc.	356	2,823
Turning Point Brands, Inc.	2,323	46,576
Universal Corp.	3,311	148,995
Vector Group Ltd.	19,841	203,965
		402,359
TOTAL CONSUMER STAPLES		10,583,890
ENERGY - 8.6%
Energy Equipment & Services - 2.9%
Archrock, Inc.	18,816	238,399
Atlas Energy Solutions, Inc.	2,261	41,173
Borr Drilling Ltd. (a)(b)	29,700	182,061
Bristow Group, Inc. (a)	3,194	83,491
Cactus, Inc.	8,799	413,025
Championx Corp.	27,070	833,756
Core Laboratories, Inc.	6,324	135,460
Diamond Offshore Drilling, Inc. (a)	13,907	172,586
DMC Global, Inc. (a)	2,639	50,009
Dril-Quip, Inc. (a)	4,646	100,632
Expro Group Holdings NV (a)	11,938	188,024
Forum Energy Technologies, Inc. (a)	1,232	26,821
Helix Energy Solutions Group, Inc. (a)	19,576	191,845
Helmerich & Payne, Inc.	13,275	525,292
KLX Energy Services Holdings, Inc. (a)	1,770	18,196
Kodiak Gas Services, Inc.	2,060	35,411
Liberty Oilfield Services, Inc. Class A	22,672	446,638
Mammoth Energy Services, Inc. (a)	3,190	12,920
Nabors Industries Ltd. (a)	1,232	120,292
Newpark Resources, Inc. (a)	9,907	68,556
Noble Corp. PLC	15,054	702,871
Oceaneering International, Inc. (a)	13,621	299,526
Oil States International, Inc. (a)	8,563	62,167
Patterson-UTI Energy, Inc.	48,142	611,403
ProFrac Holding Corp. (a)	3,603	33,940
ProPetro Holding Corp. (a)	13,333	139,730
Ranger Energy Services, Inc. Class A	2,089	24,253
RPC, Inc.	11,572	96,279
SEACOR Marine Holdings, Inc. (a)	3,208	44,463
Seadrill Ltd. (a)	6,852	270,791
Select Water Solutions, Inc. Class A	11,149	82,949
Solaris Oilfield Infrastructure, Inc. Class A	4,287	39,612
TETRA Technologies, Inc. (a)	17,140	81,244
Tidewater, Inc. (a)	6,463	441,746
U.S. Silica Holdings, Inc. (a)	10,153	122,547
Valaris Ltd. (a)	8,356	551,830
Weatherford International PLC (a)	9,673	900,460
		8,390,398
Oil, Gas & Consumable Fuels - 5.7%
Amplify Energy Corp. (a)	5,000	34,750
Ardmore Shipping Corp.	5,659	75,208
Berry Corp.	10,654	88,961
California Resources Corp.	9,762	513,384
Callon Petroleum Co. (a)	8,321	310,789
Centrus Energy Corp. Class A (a)	1,668	88,521
Chord Energy Corp.	5,705	943,151
Chord Energy Corp.:
warrants 9/1/24 (a)	224	6,339
warrants 9/1/25 (a)	111	2,055
Civitas Resources, Inc.	9,449	712,738
Clean Energy Fuels Corp. (a)	23,052	80,451
CNX Resources Corp. (a)	21,646	470,151
Comstock Resources, Inc.	12,498	157,475
CONSOL Energy, Inc.	4,555	418,559
Crescent Energy, Inc. Class A	5,280	64,310
CVR Energy, Inc.	4,051	132,670
Delek U.S. Holdings, Inc.	8,855	233,329
Denbury, Inc. (a)	6,918	614,941
DHT Holdings, Inc.	18,603	206,865
Dorian LPG Ltd.	4,357	139,293
Earthstone Energy, Inc.	7,809	165,317
Empire Petroleum Corp. (a)	1,757	14,689
enCore Energy Corp. (a)	19,151	63,198
Energy Fuels, Inc. (a)	21,384	171,286
Enviva, Inc. (b)	4,380	15,856
Equitrans Midstream Corp.	59,308	526,062
Evolution Petroleum Corp.	4,363	28,054
Excelerate Energy, Inc.	2,460	34,981
FLEX LNG Ltd.	4,091	124,939
Gevo, Inc. (a)(b)	32,378	34,644
Golar LNG Ltd.	13,734	308,054
Granite Ridge Resources, Inc.	3,682	22,681
Green Plains, Inc. (a)	7,853	230,721
Gulfport Energy Corp. (a)	1,478	182,696
Hallador Energy Co. (a)	3,081	43,072
HighPeak Energy, Inc. (b)	1,680	29,753
International Seaways, Inc.	5,515	265,216
Kinetik Holdings, Inc.	2,344	83,071
Kosmos Energy Ltd. (a)	61,970	448,663
Magnolia Oil & Gas Corp. Class A	24,998	561,205
Matador Resources Co.	15,408	950,520
Murphy Oil Corp.	20,234	907,900
NACCO Industries, Inc. Class A	579	20,004
Nextdecade Corp. (a)	4,269	18,741
Nordic American Tanker Shipping Ltd.	27,822	127,703
Northern Oil & Gas, Inc.	11,170	428,258
Overseas Shipholding Group, Inc. (a)	8,444	41,291
Par Pacific Holdings, Inc. (a)	7,477	245,395
PBF Energy, Inc. Class A	15,512	737,285
Peabody Energy Corp.	16,963	400,157
Permian Resource Corp. Class A	37,509	546,506
PrimeEnergy Corp. (a)	95	10,157
Rex American Resources Corp. (a)	2,104	79,973
Riley Exploration Permian, Inc. (b)	1,219	38,581
Ring Energy, Inc. (a)	16,664	28,995
SandRidge Energy, Inc.	4,317	68,424
Scorpio Tankers, Inc.	6,719	377,272
SFL Corp. Ltd.	15,702	170,524
SilverBow Resources, Inc. (a)	2,418	82,454
Sitio Royalties Corp.	10,973	271,253
SM Energy Co.	16,329	658,385
Talos Energy, Inc. (a)	14,974	232,097
Teekay Corp. (a)	8,960	62,989
Teekay Tankers Ltd.	3,266	162,320
Tellurian, Inc. (a)(b)	74,173	51,179
Uranium Energy Corp. (a)	49,940	297,143
VAALCO Energy, Inc.	14,842	66,344
Verde Clean Fuels, Inc. (a)	584	2,453
Vertex Energy, Inc. (a)	8,766	37,781
Vital Energy, Inc. (a)	2,281	114,141
Vitesse Energy, Inc.	3,399	80,522
W&T Offshore, Inc. (a)	13,214	54,838
World Kinect Corp.	8,387	155,160
		16,174,843
TOTAL ENERGY		24,565,241
FINANCIALS - 16.6%
Banks - 8.8%
1st Source Corp.	2,276	103,831
ACNB Corp.	1,152	39,640
Amalgamated Financial Corp.	2,344	42,755
Amerant Bancorp, Inc. Class A	3,496	63,732
American National Bankshares, Inc.	1,386	52,890
Ameris Bancorp	8,936	333,313
Ames National Corp.	1,190	20,135
Arrow Financial Corp.	1,942	41,384
Associated Banc-Corp.	20,659	334,882
Atlantic Union Bankshares Corp.	10,169	292,969
Axos Financial, Inc. (a)	7,743	278,980
Banc of California, Inc. (b)	7,401	82,965
BancFirst Corp.	2,984	242,032
Bancorp, Inc., Delaware (a)	7,164	255,397
Bank First National Corp.	1,253	98,949
Bank of Hawaii Corp. (b)	5,317	262,607
Bank of Marin Bancorp	2,126	35,717
Bank7 Corp.	547	11,454
BankUnited, Inc.	10,050	219,191
Bankwell Financial Group, Inc.	791	19,356
Banner Corp.	4,662	196,783
Bar Harbor Bankshares	2,017	50,465
BayCom Corp.	1,577	31,225
BCB Bancorp, Inc.	2,105	21,639
Berkshire Hills Bancorp, Inc.	5,826	114,248
Blue Foundry Bancorp (a)	3,055	23,065
Blue Ridge Bankshares, Inc. (b)	2,388	7,522
Bridgewater Bancshares, Inc. (a)	2,794	26,906
Brookline Bancorp, Inc., Delaware	12,039	97,997
Burke & Herbert Financial Services Corp.	890	39,810
Business First Bancshares, Inc.	3,315	64,775
Byline Bancorp, Inc.	3,354	63,625
C & F Financial Corp.	452	23,802
Cadence Bank	24,836	526,026
Cambridge Bancorp	1,032	55,429
Camden National Corp.	1,894	55,229
Capital Bancorp, Inc.	1,297	26,511
Capital City Bank Group, Inc.	1,775	50,712
Capitol Federal Financial, Inc.	17,435	90,662
Capstar Financial Holdings, Inc.	2,673	40,576
Carter Bankshares, Inc. (a)	3,197	35,998
Cathay General Bancorp	9,446	320,314
Central Pacific Financial Corp.	3,646	57,534
Central Valley Community Bancorp	1,408	22,204
Chemung Financial Corp.	458	18,906
ChoiceOne Financial Services, Inc.	975	18,398
Citizens & Northern Corp.	2,082	37,684
Citizens Financial Services, Inc.	520	25,714
City Holding Co.	2,005	182,014
Civista Bancshares, Inc.	2,172	31,668
CNB Financial Corp., Pennsylvania	2,866	52,104
Coastal Financial Corp. of Washington (a)	1,480	55,012
Codorus Valley Bancorp, Inc.	1,253	24,584
Colony Bankcorp, Inc.	2,227	22,159
Columbia Financial, Inc. (a)	4,022	64,754
Community Bank System, Inc.	7,226	288,679
Community Trust Bancorp, Inc.	2,113	79,364
ConnectOne Bancorp, Inc.	5,060	82,427
CrossFirst Bankshares, Inc. (a)	5,895	62,369
Customers Bancorp, Inc. (a)	3,915	157,422
CVB Financial Corp.	18,033	281,675
Dime Community Bancshares, Inc.	4,835	88,916
Eagle Bancorp, Inc.	3,962	77,180
Eastern Bankshares, Inc.	20,915	230,274
Enterprise Bancorp, Inc.	1,320	34,729
Enterprise Financial Services Corp.	4,923	171,173
Equity Bancshares, Inc.	1,945	47,069
Esquire Financial Holdings, Inc.	937	42,915
ESSA Bancorp, Inc.	1,161	19,331
Evans Bancorp, Inc. (b)	720	17,798
Farmers & Merchants Bancorp, Inc.	1,776	30,938
Farmers National Banc Corp. (b)	5,004	56,495
FB Financial Corp.	4,856	142,621
Fidelity D & D Bancorp, Inc.	650	29,120
Financial Institutions, Inc.	2,020	31,997
First Bancorp, North Carolina	5,457	158,362
First Bancorp, Puerto Rico	24,109	321,855
First Bancshares, Inc.	4,212	102,015
First Bank Hamilton New Jersey	2,874	31,786
First Busey Corp.	7,111	141,224
First Business Finance Services, Inc.	1,103	33,862
First Commonwealth Financial Corp.	13,996	170,471
First Community Bankshares, Inc.	2,359	77,021
First Community Corp. (b)	1,003	17,753
First Financial Bancorp, Ohio	12,793	236,671
First Financial Bankshares, Inc. (b)	17,725	426,286
First Financial Corp., Indiana	1,591	54,746
First Foundation, Inc.	7,156	32,488
First Interstate Bancsystem, Inc.	11,246	259,445
First Merchants Corp.	8,104	221,320
First Mid-Illinois Bancshares, Inc.	2,612	71,360
First of Long Island Corp.	2,959	31,780
First Western Financial, Inc. (a)	1,116	14,921
Five Star Bancorp	1,694	32,982
Flushing Financial Corp.	3,837	47,349
FS Bancorp, Inc.	906	26,156
Fulton Financial Corp.	22,180	288,118
FVCBankcorp, Inc. (a)	2,243	24,494
German American Bancorp, Inc.	3,848	105,166
Glacier Bancorp, Inc.	15,202	458,948
Great Southern Bancorp, Inc.	1,223	60,808
Greene County Bancorp, Inc.	981	23,250
Guaranty Bancshares, Inc. Texas	1,104	31,497
Hancock Whitney Corp.	11,789	405,895
Hanmi Financial Corp.	4,203	61,700
HarborOne Bancorp, Inc.	5,700	56,088
HBT Financial, Inc.	1,830	32,940
Heartland Financial U.S.A., Inc.	5,708	156,399
Heritage Commerce Corp.	8,227	67,297
Heritage Financial Corp., Washington	4,756	77,380
Hilltop Holdings, Inc.	6,324	174,669
Hingham Institution for Savings (b)	204	30,310
Home Bancorp, Inc.	968	33,173
Home Bancshares, Inc.	25,946	530,596
HomeStreet, Inc.	2,512	12,133
HomeTrust Bancshares, Inc.	2,063	42,518
Hope Bancorp, Inc.	15,568	136,376
Horizon Bancorp, Inc. Indiana	5,904	56,029
Independent Bank Corp.	2,800	55,860
Independent Bank Corp.	5,992	292,410
Independent Bank Group, Inc.	4,903	173,321
International Bancshares Corp.	7,307	320,266
John Marshall Bankcorp, Inc. (b)	1,733	31,853
Kearny Financial Corp.	7,521	52,196
Lakeland Bancorp, Inc.	8,430	95,090
Lakeland Financial Corp.	3,369	165,923
LCNB Corp.	1,486	20,789
Live Oak Bancshares, Inc.	4,607	132,912
Luther Burbank Corp.	811	6,602
Macatawa Bank Corp.	3,537	32,293
Mainstreet Bancshares, Inc.	942	18,162
Mercantile Bank Corp.	2,152	70,887
Metrocity Bankshares, Inc.	2,464	49,379
Metropolitan Bank Holding Corp. (a)	1,457	47,221
Mid Penn Bancorp, Inc.	1,982	37,777
Middlefield Banc Corp.	1,076	27,438
Midland States Bancorp, Inc.	2,931	63,954
MidWestOne Financial Group, Inc.	1,943	38,705
MVB Financial Corp.	1,509	29,652
National Bank Holdings Corp.	5,054	157,584
National Bankshares, Inc.	811	19,059
NBT Bancorp, Inc.	6,204	207,648
Nicolet Bankshares, Inc.	1,750	127,435
Northeast Bank	891	42,536
Northeast Community Bancorp, Inc.	1,804	27,493
Northfield Bancorp, Inc.	5,691	48,943
Northrim Bancorp, Inc.	762	31,783
Northwest Bancshares, Inc.	17,504	182,392
Norwood Financial Corp.	1,029	26,353
Oak Valley Bancorp Oakdale California (b)	923	23,029
OceanFirst Financial Corp.	8,035	101,723
OFG Bancorp	6,381	189,005
Old National Bancorp, Indiana	39,957	547,411
Old Second Bancorp, Inc.	5,946	80,628
Orange County Bancorp, Inc.	683	30,120
Origin Bancorp, Inc.	3,997	118,271
Orrstown Financial Services, Inc.	1,440	30,398
Pacific Premier Bancorp, Inc.	12,959	246,221
PacWest Bancorp (b)	16,150	114,342
Park National Corp.	1,949	197,609
Parke Bancorp, Inc.	1,486	25,024
Pathward Financial, Inc.	3,625	164,176
PCB Bancorp	1,485	22,839
Peapack-Gladstone Financial Corp.	2,315	54,102
Penns Woods Bancorp, Inc.	939	19,794
Peoples Bancorp, Inc.	4,659	128,495
Peoples Financial Services Corp.	953	37,367
Pioneer Bancorp, Inc. (a)	1,572	12,890
Plumas Bancorp (b)	759	25,920
Ponce Financial Group, Inc. (a)	2,599	20,220
Preferred Bank, Los Angeles	1,816	108,179
Premier Financial Corp.	4,900	85,015
Primis Financial Corp.	2,735	25,600
Princeton Bancorp, Inc.	710	21,300
Provident Financial Services, Inc.	10,142	142,495
QCR Holdings, Inc.	2,246	106,573
RBB Bancorp	2,342	27,097
Red River Bancshares, Inc.	652	30,305
Renasant Corp.	7,473	182,266
Republic Bancorp, Inc., Kentucky Class A	1,155	51,039
S&T Bancorp, Inc.	5,346	137,713
Sandy Spring Bancorp, Inc.	6,008	122,864
Seacoast Banking Corp., Florida	11,373	229,848
ServisFirst Bancshares, Inc.	6,902	325,498
Shore Bancshares, Inc.	4,172	42,805
Sierra Bancorp	1,807	31,803
Simmons First National Corp. Class A	17,065	242,494
SmartFinancial, Inc.	2,147	44,765
South Plains Financial, Inc.	1,627	43,636
Southern First Bancshares, Inc. (a)	990	26,730
Southern Missouri Bancorp, Inc.	1,157	46,801
Southern States Bancshares, Inc.	1,032	23,963
Southside Bancshares, Inc.	3,977	106,186
Southstate Corp.	10,367	685,259
Stellar Bancorp, Inc.	6,561	142,636
Sterling Bancorp, Inc. (a)	2,807	15,551
Stock Yards Bancorp, Inc.	3,733	145,998
Summit Financial Group, Inc.	1,486	31,949
Texas Capital Bancshares, Inc. (a)	6,503	358,055
The Bank of NT Butterfield & Son Ltd.	6,896	174,193
The First Bancorp, Inc.	1,250	29,288
Third Coast Bancshares, Inc. (a)	1,779	27,592
Timberland Bancorp, Inc./Washington	1,014	28,585
Tompkins Financial Corp.	1,901	95,202
TowneBank	9,568	229,058
Trico Bancshares	4,265	137,973
Triumph Bancorp, Inc. (a)	2,993	186,314
Trustco Bank Corp., New York	2,549	65,076
Trustmark Corp.	8,242	165,747
UMB Financial Corp.	6,007	376,759
United Bankshares, Inc., West Virginia	17,804	506,346
United Community Bank, Inc.	15,757	348,072
Unity Bancorp, Inc.	961	23,122
Univest Corp. of Pennsylvania	3,998	66,607
USCB Financial Holdings, Inc. (a)	1,410	15,143
Valley National Bancorp	58,975	458,826
Veritex Holdings, Inc.	7,192	123,846
Virginia National Bankshares C	664	20,405
WaFd, Inc.	8,860	218,665
Washington Trust Bancorp, Inc.	2,319	53,778
WesBanco, Inc.	7,839	191,193
West Bancorp., Inc.	2,143	35,209
Westamerica Bancorp.	3,551	167,749
WSFS Financial Corp.	8,268	292,687
		25,201,720
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)	2,959	18,553
Artisan Partners Asset Management, Inc.	8,405	277,365
Assetmark Financial Holdings, Inc. (a)	2,939	70,271
Avantax, Inc. (a)	5,227	134,909
B. Riley Financial, Inc.	2,506	90,742
Bakkt Holdings, Inc. Class A (a)	9,371	9,465
BGC Group, Inc. Class A	42,839	251,465
BrightSphere Investment Group, Inc.	4,250	66,555
Cohen & Steers, Inc.	3,561	186,027
Diamond Hill Investment Group, Inc.	386	60,641
Donnelley Financial Solutions, Inc. (a)	3,370	183,429
Forge Global Holdings, Inc. Class A (a)(b)	15,212	38,638
GCM Grosvenor, Inc. Class A	5,750	46,288
Hamilton Lane, Inc. Class A	4,978	418,749
MarketWise, Inc. Class A	4,432	9,617
Moelis & Co. Class A	9,083	378,216
Open Lending Corp. (a)	13,640	81,704
P10, Inc.	6,020	56,708
Patria Investments Ltd.	7,520	96,933
Perella Weinberg Partners Class A	5,740	56,309
Piper Jaffray Companies	2,356	329,487
PJT Partners, Inc.	3,216	252,006
Sculptor Capital Management, Inc. Class A	2,866	36,255
Silvercrest Asset Management Group Class A	1,345	23,874
StepStone Group, Inc. Class A	7,390	209,137
StoneX Group, Inc. (a)	2,408	229,531
Value Line, Inc.	115	4,709
Victory Capital Holdings, Inc.	3,680	108,413
Virtus Investment Partners, Inc.	937	172,624
WisdomTree Investments, Inc.	18,915	117,273
		4,015,893
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	642	18,785
Bread Financial Holdings, Inc.	6,858	185,372
Consumer Portfolio Services, Inc. (a)	1,138	10,527
Encore Capital Group, Inc. (a)	3,175	119,634
Enova International, Inc. (a)	4,142	165,183
FirstCash Holdings, Inc.	5,127	558,433
Green Dot Corp. Class A (a)	6,359	71,094
LendingClub Corp. (a)	13,928	72,286
LendingTree, Inc. (a)	1,446	19,131
Navient Corp.	11,943	190,013
Nelnet, Inc. Class A	1,967	166,821
NerdWallet, Inc. (a)	4,610	49,696
OppFi, Inc. Class A (a)	1,387	3,093
PRA Group, Inc. (a)	5,258	64,726
PROG Holdings, Inc. (a)	6,260	171,461
Regional Management Corp.	1,110	27,595
Upstart Holdings, Inc. (a)(b)	9,822	236,023
World Acceptance Corp. (a)	554	54,635
		2,184,508
Financial Services - 2.4%
A-Mark Precious Metals, Inc.	2,524	68,350
Acacia Research Corp. (a)	5,216	18,725
Alerus Financial Corp.	2,467	42,704
AvidXchange Holdings, Inc. (a)	20,324	175,599
Banco Latinoamericano de Comer Series E	3,737	84,381
Cannae Holdings, Inc. (a)	9,531	155,832
Cantaloupe, Inc. (a)	7,629	50,199
Cass Information Systems, Inc.	1,893	71,574
Compass Diversified Holdings (b)	8,730	149,981
Enact Holdings, Inc.	4,082	112,500
Essent Group Ltd.	14,480	684,035
EVERTEC, Inc.	8,868	281,825
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,223	181,689
Finance of America Companies, Inc. (a)	7,078	7,361
Flywire Corp. (a)	13,091	352,017
i3 Verticals, Inc. Class A (a)	3,092	57,975
International Money Express, Inc. (a)	4,530	72,299
Jackson Financial, Inc.	11,272	413,795
Marqeta, Inc. Class A (a)	66,784	345,273
Merchants Bancorp	2,191	65,489
Mr. Cooper Group, Inc. (a)	8,901	503,174
Newtekone, Inc. (b)	3,051	42,317
NMI Holdings, Inc. (a)	11,198	306,265
Ocwen Financial Corp. (a)	848	20,386
PagSeguro Digital Ltd. (a)	27,221	192,180
Payoneer Global, Inc. (a)	36,298	210,165
Paysafe Ltd. (a)	4,418	42,943
Paysign, Inc. (a)	4,473	8,230
PennyMac Financial Services, Inc.	3,448	231,706
Priority Technology Holdings, Inc. (a)	2,423	9,086
Radian Group, Inc.	21,424	542,884
Remitly Global, Inc. (a)	17,747	477,927
Repay Holdings Corp. (a)	10,480	62,775
Security National Financial Corp. Class A	1,650	11,402
StoneCo Ltd. Class A (a)	39,549	392,128
SWK Holdings Corp. (a)	503	8,118
Velocity Financial, Inc. (a)	1,157	13,363
Walker & Dunlop, Inc.	4,314	279,547
Waterstone Financial, Inc.	2,539	27,421
		6,773,620
Insurance - 2.0%
AMBAC Financial Group, Inc. (a)	5,840	70,839
American Coastal Insurance Cor (a)(b)	2,744	20,553
American Equity Investment Life Holding Co.	10,608	561,800
Amerisafe, Inc.	2,609	132,981
Argo Group International Holdings, Ltd.	4,286	127,894
BRP Group, Inc. (a)	8,191	171,438
CNO Financial Group, Inc.	15,482	358,873
Crawford & Co. Class A	2,028	18,556
Donegal Group, Inc. Class A	2,118	29,906
eHealth, Inc. (a)	3,771	32,355
Employers Holdings, Inc.	3,651	138,738
Enstar Group Ltd. (a)	1,613	382,233
F&G Annuities & Life, Inc.	2,557	78,474
Fidelis Insurance Holdings Ltd.	2,082	29,439
Genworth Financial, Inc. Class A (a)	64,841	388,398
GoHealth, Inc. (a)	524	7,357
Goosehead Insurance (a)	2,941	190,783
Greenlight Capital Re, Ltd. (a)	3,613	40,285
HCI Group, Inc.	854	50,360
Hippo Holdings, Inc. (a)	1,510	10,872
Horace Mann Educators Corp.	5,592	177,434
Investors Title Co.	167	24,016
James River Group Holdings Ltd.	5,068	69,685
Kingsway Financial Services, Inc. (a)	1,587	12,252
Lemonade, Inc. (a)(b)	6,929	75,803
Maiden Holdings Ltd. (a)	11,930	19,565
MBIA, Inc. (a)	6,665	45,855
Mercury General Corp.	3,678	113,577
National Western Life Group, Inc.	310	148,459
NI Holdings, Inc. (a)	1,089	13,819
Oscar Health, Inc. (a)	21,177	108,426
Palomar Holdings, Inc. (a)	3,331	166,816
ProAssurance Corp.	7,289	123,913
Safety Insurance Group, Inc.	1,949	146,506
Selective Insurance Group, Inc.	8,209	854,639
Selectquote, Inc. (a)	18,574	24,518
Siriuspoint Ltd. (a)	12,377	121,913
Skyward Specialty Insurance Group, Inc.	3,272	92,107
Stewart Information Services Corp.	3,632	158,609
Tiptree, Inc.	3,285	49,636
Trupanion, Inc. (a)	5,343	110,066
United Fire Group, Inc.	2,860	57,600
Universal Insurance Holdings, Inc.	3,472	54,372
		5,611,720
Mortgage Real Estate Investment Trusts - 1.2%
Angel Oak Mortgage (REIT), Inc. (b)	1,616	13,526
Apollo Commercial Real Estate Finance, Inc.	19,828	197,487
Arbor Realty Trust, Inc. (b)	24,976	314,947
Ares Commercial Real Estate Corp.	7,125	65,336
Armour Residential REIT, Inc. (b)	6,365	92,738
Blackstone Mortgage Trust, Inc. (b)	23,651	471,837
BrightSpire Capital, Inc.	18,264	103,374
Chimera Investment Corp.	32,044	153,811
Claros Mortgage Trust, Inc.	12,411	129,447
Dynex Capital, Inc.	7,451	74,808
Ellington Financial LLC (b)	9,197	110,640
Franklin BSP Realty Trust, Inc.	11,622	146,553
Granite Point Mortgage Trust, Inc.	6,983	29,329
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	14,048	240,783
Invesco Mortgage Capital, Inc.	6,046	41,294
KKR Real Estate Finance Trust, Inc.	8,301	86,662
Ladder Capital Corp. Class A	15,843	160,173
MFA Financial, Inc.	14,212	126,345
New York Mortgage Trust, Inc.	12,722	99,104
Nexpoint Real Estate Finance, Inc.	1,131	16,773
Orchid Island Capital, Inc.	6,210	38,999
PennyMac Mortgage Investment Trust	12,092	152,964
Ready Capital Corp.	22,413	211,355
Redwood Trust, Inc.	15,756	98,948
TPG RE Finance Trust, Inc.	9,383	51,700
Two Harbors Investment Corp.	13,539	157,188
		3,386,121
TOTAL FINANCIALS		47,173,582
HEALTH CARE - 14.4%
Biotechnology - 6.4%
2seventy bio, Inc. (a)	6,903	16,843
4D Molecular Therapeutics, Inc. (a)	5,339	57,341
89Bio, Inc. (a)	8,359	61,857
Aadi Bioscience, Inc. (a)	2,198	9,627
ACADIA Pharmaceuticals, Inc. (a)	16,425	370,712
Acelyrin, Inc.	4,530	46,138
Acrivon Therapeutics, Inc.	1,179	6,178
Actinium Pharmaceuticals, Inc. (a)	3,698	20,635
Adicet Bio, Inc. (a)	4,469	5,899
ADMA Biologics, Inc. (a)	27,915	94,353
Aerovate Therapeutics, Inc. (a)	1,525	16,180
Agenus, Inc. (a)	48,309	38,647
Agios Pharmaceuticals, Inc. (a)	7,332	154,045
Akero Therapeutics, Inc. (a)	6,986	83,273
Aldeyra Therapeutics, Inc. (a)	6,523	11,154
Alector, Inc. (a)	8,659	45,027
Alkermes PLC (a)	22,536	545,146
Allakos, Inc. (a)	9,288	17,740
Allogene Therapeutics, Inc. (a)	11,431	32,235
Allovir, Inc. (a)	6,986	10,479
Alpine Immune Sciences, Inc. (a)	4,340	44,442
Altimmune, Inc. (a)	7,002	16,875
ALX Oncology Holdings, Inc. (a)(b)	2,924	21,053
Amicus Therapeutics, Inc. (a)	38,135	418,341
AnaptysBio, Inc. (a)	2,311	37,692
Anavex Life Sciences Corp. (a)(b)	9,413	52,525
Anika Therapeutics, Inc. (a)	1,985	38,708
Annexon, Inc. (a)	6,114	13,879
Apogee Therapeutics, Inc.	2,651	45,544
Arbutus Biopharma Corp. (a)	17,331	31,716
Arcellx, Inc. (a)	5,177	182,489
Arcturus Therapeutics Holdings, Inc. (a)	3,192	60,967
Arcus Biosciences, Inc. (a)	7,226	113,520
Arcutis Biotherapeutics, Inc. (a)	7,215	16,234
Ardelyx, Inc. (a)	29,270	115,617
Arrowhead Pharmaceuticals, Inc. (a)	13,702	336,932
Ars Pharmaceuticals, Inc. (a)	3,390	12,102
Astria Therapeutics, Inc. (a)	3,537	17,650
Atara Biotherapeutics, Inc. (a)	13,486	17,397
Aura Biosciences, Inc. (a)	3,769	30,755
Aurinia Pharmaceuticals, Inc. (a)	18,361	134,770
Avid Bioservices, Inc. (a)	8,451	51,974
Avidity Biosciences, Inc. (a)	9,644	49,667
Avita Medical, Inc. (a)	3,483	32,427
Beam Therapeutics, Inc. (a)(b)	9,459	199,963
BioAtla, Inc. (a)	6,250	9,188
BioCryst Pharmaceuticals, Inc. (a)	25,430	139,611
Biohaven Ltd.	7,883	208,978
Biomea Fusion, Inc. (a)	2,750	28,105
BioVie, Inc. (a)(b)	446	1,945
BioXcel Therapeutics, Inc. (a)(b)	2,735	10,981
bluebird bio, Inc. (a)	14,635	43,173
Blueprint Medicines Corp. (a)	8,269	486,713
BridgeBio Pharma, Inc. (a)	15,515	404,011
Cabaletta Bio, Inc. (a)	4,704	67,079
CareDx, Inc. (a)	7,257	39,260
Caribou Biosciences, Inc. (a)	10,238	37,164
Carisma Therapeutics, Inc.	3,761	11,283
Catalyst Pharmaceutical Partners, Inc. (a)	13,759	170,749
Celcuity, Inc. (a)	2,419	25,762
Celldex Therapeutics, Inc. (a)	6,287	147,870
Century Therapeutics, Inc. (a)	3,254	4,979
Cerevel Therapeutics Holdings (a)	8,442	199,653
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	11,035	90,046
Coherus BioSciences, Inc. (a)	13,607	45,583
Compass Therapeutics, Inc. (a)	12,687	22,837
Crinetics Pharmaceuticals, Inc. (a)	8,795	257,606
Cue Biopharma, Inc. (a)	4,671	9,809
Cullinan Oncology, Inc. (a)	3,293	30,724
Cytokinetics, Inc. (a)	12,657	441,223
Day One Biopharmaceuticals, Inc. (a)	8,505	100,614
Deciphera Pharmaceuticals, Inc. (a)	6,787	81,376
Denali Therapeutics, Inc. (a)	16,051	302,240
Design Therapeutics, Inc. (a)	4,376	8,927
Disc Medicine, Inc. (a)	1,203	55,109
Dynavax Technologies Corp. (a)	17,643	250,707
Dyne Therapeutics, Inc. (a)	5,784	40,777
Eagle Pharmaceuticals, Inc. (a)	1,450	19,909
Editas Medicine, Inc. (a)	11,234	75,043
Emergent BioSolutions, Inc. (a)	6,867	14,352
Enanta Pharmaceuticals, Inc. (a)	2,741	24,724
Entrada Therapeutics, Inc. (a)	2,918	46,717
EQRx, Inc. (a)	43,653	95,164
Erasca, Inc. (a)	10,949	25,292
Fate Therapeutics, Inc. (a)	11,769	21,302
Fennec Pharmaceuticals, Inc. (a)(b)	2,482	17,076
FibroGen, Inc. (a)	12,119	6,556
Foghorn Therapeutics, Inc. (a)	2,867	9,604
Genelux Corp. (b)	2,531	36,725
Generation Bio Co. (a)	6,316	5,926
Geron Corp. (a)	67,153	127,591
Graphite Bio, Inc. (a)	3,566	8,879
Gritstone Bio, Inc. (a)	11,859	22,532
Halozyme Therapeutics, Inc. (a)	17,616	596,654
Heron Therapeutics, Inc. (a)(b)	13,967	8,896
HilleVax, Inc. (a)	2,892	31,812
Humacyte, Inc. Class A (a)	8,699	18,442
Icosavax, Inc. (a)	3,820	23,493
Ideaya Biosciences, Inc. (a)	7,417	201,520
IGM Biosciences, Inc. (a)	1,625	6,403
Immuneering Corp. (a)(b)	3,065	21,547
ImmunityBio, Inc. (a)(b)	15,622	49,053
ImmunoGen, Inc. (a)	32,530	483,396
Immunovant, Inc. (a)	7,299	241,232
Inhibrx, Inc. (a)	4,648	71,905
Inozyme Pharma, Inc. (a)	4,729	14,045
Insmed, Inc. (a)	17,809	446,294
Intellia Therapeutics, Inc. (a)	11,976	299,999
Intercept Pharmaceuticals, Inc. (a)	5,550	105,062
Iovance Biotherapeutics, Inc. (a)	31,501	120,334
Ironwood Pharmaceuticals, Inc. Class A (a)	18,404	165,084
iTeos Therapeutics, Inc. (a)	3,432	34,526
Janux Therapeutics, Inc. (a)	2,474	15,883
Kalvista Pharmaceuticals, Inc. (a)	3,308	28,085
Karyopharm Therapeutics, Inc. (a)	15,939	13,867
Keros Therapeutics, Inc. (a)	2,932	83,679
Kezar Life Sciences, Inc. (a)	9,599	6,922
Kiniksa Pharmaceuticals Ltd. (a)	4,299	65,560
Kodiak Sciences, Inc. (a)	4,350	6,308
Krystal Biotech, Inc. (a)	2,940	343,598
Kura Oncology, Inc. (a)	9,193	77,681
Kymera Therapeutics, Inc. (a)	5,200	60,684
Larimar Therapeutics, Inc. (a)	3,663	10,733
Lexicon Pharmaceuticals, Inc. (a)(b)	12,408	15,386
Lineage Cell Therapeutics, Inc. (a)	18,206	20,755
Lyell Immunopharma, Inc. (a)	23,839	39,454
Macrogenics, Inc. (a)	8,415	43,926
Madrigal Pharmaceuticals, Inc. (a)	1,850	243,053
MannKind Corp. (a)	34,487	147,949
MeiraGTx Holdings PLC (a)	4,467	20,191
Merrimack Pharmaceuticals, Inc. (a)(b)	1,501	18,357
Mersana Therapeutics, Inc. (a)	14,342	17,067
MiMedx Group, Inc. (a)	15,844	103,937
Mineralys Therapeutics, Inc. (b)	1,880	14,532
Mirum Pharmaceuticals, Inc. (a)	3,275	89,833
Monte Rosa Therapeutics, Inc. (a)	4,134	14,056
Morphic Holding, Inc. (a)	4,703	93,825
Myriad Genetics, Inc. (a)	11,024	171,754
Nkarta, Inc. (a)	4,120	8,364
Novavax, Inc. (a)(b)	11,919	79,381
Nurix Therapeutics, Inc. (a)	6,644	37,140
Nuvalent, Inc. Class A (a)	3,273	170,491
Nuvectis Pharma, Inc. (a)	1,077	9,639
Ocean Biomedical, Inc. Class A (a)	1,189	1,998
Olema Pharmaceuticals, Inc. (a)	3,588	47,685
Omega Therapeutics, Inc. (a)	3,496	4,790
Omniab, Inc. (c)	613	2,458
Omniab, Inc. (c)	613	2,329
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	9,854	22,073
ORIC Pharmaceuticals, Inc. (a)	5,276	35,349
Outlook Therapeutics, Inc. (a)(b)	20,703	12,422
Ovid Therapeutics, Inc. (a)	8,241	29,256
PDS Biotechnology Corp. (a)(b)	3,934	16,405
PepGen, Inc. (a)	1,341	6,866
PMV Pharmaceuticals, Inc. (a)	5,330	8,048
Point Biopharma Global, Inc. (a)	12,368	156,579
Poseida Therapeutics, Inc. (a)	9,578	19,348
Precigen, Inc. (a)	18,842	21,291
Prelude Therapeutics, Inc. (a)	1,887	3,189
Prime Medicine, Inc. (b)	5,500	35,695
ProKidney Corp. (a)(b)	6,404	10,439
Protagonist Therapeutics, Inc. (a)	7,794	113,325
Protalix BioTherapeutics, Inc. (a)	9,075	15,155
Prothena Corp. PLC (a)	5,666	206,582
PTC Therapeutics, Inc. (a)	9,669	181,294
Rallybio Corp. (a)	4,274	17,951
RAPT Therapeutics, Inc. (a)	3,977	52,298
Recursion Pharmaceuticals, Inc. (a)	18,789	99,206
REGENXBIO, Inc. (a)	5,546	71,488
Relay Therapeutics, Inc. (a)	12,238	80,771
Reneo Pharmaceuticals, Inc. (a)(b)	1,771	14,327
Replimune Group, Inc. (a)	5,430	79,115
Revolution Medicines, Inc. (a)	13,727	271,795
Rhythm Pharmaceuticals, Inc. (a)	6,982	161,354
Rigel Pharmaceuticals, Inc. (a)	23,955	19,339
Rocket Pharmaceuticals, Inc. (a)	7,530	136,293
Sage Therapeutics, Inc. (a)	7,244	135,680
Sagimet Biosciences, Inc.	723	2,646
Sana Biotechnology, Inc. (a)	12,990	38,450
Sangamo Therapeutics, Inc. (a)	19,553	12,322
Savara, Inc. (a)	12,341	45,168
Scholar Rock Holding Corp. (a)	5,829	68,549
Selecta Biosciences, Inc. (a)(b)	15,874	19,843
Seres Therapeutics, Inc. (a)	13,674	20,921
SpringWorks Therapeutics, Inc. (a)	7,893	180,750
Stoke Therapeutics, Inc. (a)(b)	3,919	14,931
Summit Therapeutics, Inc. (a)(b)	15,954	30,951
Sutro Biopharma, Inc. (a)	8,279	22,767
Syndax Pharmaceuticals, Inc. (a)	9,017	126,959
Tango Therapeutics, Inc. (a)(b)	6,106	51,290
Tenaya Therapeutics, Inc. (a)	6,376	11,604
TG Therapeutics, Inc. (a)	18,823	145,502
Travere Therapeutics, Inc. (a)	9,897	64,133
Turnstone Biologics Corp.	871	3,101
Twist Bioscience Corp. (a)	7,819	123,227
Tyra Biosciences, Inc. (a)	1,942	22,527
UroGen Pharma Ltd. (a)	2,658	29,796
Vanda Pharmaceuticals, Inc. (a)	7,864	34,444
Vaxcyte, Inc. (a)	12,709	611,303
Vaxxinity, Inc. Class A (a)	5,802	6,672
Vera Therapeutics, Inc. (a)	4,616	48,099
Veracyte, Inc. (a)	9,954	206,247
Vericel Corp. (a)	6,436	226,418
Verve Therapeutics, Inc. (a)	6,917	83,281
Vigil Neuroscience, Inc. (a)	2,051	14,357
Viking Therapeutics, Inc. (a)	13,112	128,629
Vir Biotechnology, Inc. (a)	11,393	90,346
Viridian Therapeutics, Inc. (a)	5,723	71,538
Vor Biopharma, Inc. (a)	5,046	9,234
Voyager Therapeutics, Inc. (a)	4,340	28,514
X4 Pharmaceuticals, Inc. (a)	17,230	13,793
Xencor, Inc. (a)	7,914	137,308
XOMA Corp. (a)	991	18,680
Y-mAbs Therapeutics, Inc. (a)	5,029	26,855
Zentalis Pharmaceuticals, Inc. (a)	7,808	127,739
Zura Bio Ltd. Class A (a)	1,636	7,689
Zymeworks, Inc.	7,395	51,913
		18,150,698
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)	12,922	34,114
Alphatec Holdings, Inc. (a)	10,859	99,686
Angiodynamics, Inc. (a)	5,217	32,345
Artivion, Inc. (a)	5,318	67,751
Atricure, Inc. (a)	6,266	217,054
Atrion Corp.	182	62,240
Avanos Medical, Inc. (a)	6,298	115,631
AxoGen, Inc. (a)	5,639	21,203
Axonics Modulation Technologies, Inc. (a)	6,689	342,544
Beyond Air, Inc. (a)	3,766	8,775
Butterfly Network, Inc. Class A (a)(b)	19,361	16,397
Cerus Corp. (a)	24,853	34,794
ClearPoint Neuro, Inc. (a)	3,096	17,028
CONMED Corp.	4,174	406,798
Cutera, Inc. (a)	2,504	7,787
CVRx, Inc. (a)	1,566	20,953
Embecta Corp.	7,780	117,634
Glaukos Corp. (a)	6,379	435,048
Haemonetics Corp. (a)	6,812	580,587
Inari Medical, Inc. (a)	7,263	440,937
InMode Ltd. (a)	10,591	202,288
Inogen, Inc. (a)	3,119	13,942
Integer Holdings Corp. (a)	4,494	364,778
IRadimed Corp.	940	38,296
iRhythm Technologies, Inc. (a)	4,179	328,135
KORU Medical Systems, Inc. (a)	4,670	10,601
Lantheus Holdings, Inc. (a)	9,244	597,162
LeMaitre Vascular, Inc.	2,702	131,263
LivaNova PLC (a)	7,386	362,283
Merit Medical Systems, Inc. (a)	7,714	530,260
Nano-X Imaging Ltd. (a)(b)	6,539	33,022
Neogen Corp. (a)	29,561	440,163
Nevro Corp. (a)	4,836	69,783
Omnicell, Inc. (a)	6,134	218,002
OraSure Technologies, Inc. (a)	9,796	50,547
Orchestra BioMed Holdings, Inc. (a)	2,004	9,399
Orthofix International NV (a)	4,768	52,639
OrthoPediatrics Corp. (a)	2,154	52,687
Outset Medical, Inc. (a)	6,916	24,483
Paragon 28, Inc. (a)	5,642	48,690
PROCEPT BioRobotics Corp. (a)(b)	4,863	130,280
Pulmonx Corp. (a)	4,972	43,704
Pulse Biosciences, Inc. (a)(b)	2,262	10,224
RxSight, Inc. (a)	3,682	81,519
Sanara Medtech, Inc. (a)	522	14,350
Semler Scientific, Inc. (a)	704	20,536
SI-BONE, Inc. (a)	4,587	78,025
Sight Sciences, Inc. (a)(b)	3,080	4,882
Silk Road Medical, Inc. (a)	5,348	40,163
Staar Surgical Co. (a)	6,625	277,058
SurModics, Inc. (a)	1,871	55,120
Tactile Systems Technology, Inc. (a)	3,232	35,293
Tela Bio, Inc. (a)	2,276	13,292
TransMedics Group, Inc. (a)	4,333	162,401
Treace Medical Concepts, Inc. (a)	6,158	61,765
UFP Technologies, Inc. (a)	957	149,215
Utah Medical Products, Inc.	472	37,533
Varex Imaging Corp. (a)	5,217	94,167
Vicarious Surgical, Inc. (a)	9,556	3,942
Zimvie, Inc. (a)	3,463	24,449
Zynex, Inc. (a)(b)	2,763	24,535
		8,020,182
Health Care Providers & Services - 2.7%
23andMe Holding Co. Class A (a)	36,085	30,568
Accolade, Inc. (a)	9,265	60,223
AdaptHealth Corp. (a)	13,071	95,810
Addus HomeCare Corp. (a)	2,138	168,688
Agiliti, Inc. (a)	4,074	22,937
AirSculpt Technologies, Inc. (a)	1,733	10,398
Alignment Healthcare, Inc. (a)	11,664	80,248
AMN Healthcare Services, Inc. (a)	5,409	410,327
Apollo Medical Holdings, Inc. (a)	5,860	182,891
Aveanna Healthcare Holdings, Inc. (a)(b)	6,572	9,069
Brookdale Senior Living, Inc. (a)	25,405	99,334
Cano Health, Inc. (a)	34,718	4,565
CareMax, Inc. Class A (a)	10,573	21,146
Castle Biosciences, Inc. (a)	3,385	52,874
Community Health Systems, Inc. (a)	17,249	36,913
Corvel Corp. (a)	1,179	228,655
Cross Country Healthcare, Inc. (a)	4,662	107,972
DocGo, Inc. Class A (a)	10,667	63,362
Enhabit Home Health & Hospice (a)	6,754	49,777
Fulgent Genetics, Inc. (a)	2,785	66,673
Guardant Health, Inc. (a)	15,295	395,835
HealthEquity, Inc. (a)	11,424	818,872
Hims & Hers Health, Inc. (a)	16,667	99,669
InfuSystems Holdings, Inc. (a)	2,443	23,404
Innovage Holding Corp. (a)	2,714	14,737
Invitae Corp. (a)(b)	36,539	22,132
LifeStance Health Group, Inc. (a)	14,162	82,564
Modivcare, Inc. (a)	1,740	73,498
National Healthcare Corp.	1,678	113,030
National Research Corp. Class A	1,953	82,534
NeoGenomics, Inc. (a)	17,332	242,995
Opko Health, Inc. (a)	55,216	69,020
Option Care Health, Inc. (a)	23,138	641,617
Owens & Minor, Inc. (a)	10,071	144,317
P3 Health Partners, Inc. Class A (a)(b)	5,654	8,085
Patterson Companies, Inc.	11,684	355,895
Pediatrix Medical Group, Inc. (a)	11,332	129,865
Pennant Group, Inc. (a)	3,876	42,132
PetIQ, Inc. Class A (a)	3,717	69,768
Privia Health Group, Inc. (a)	15,011	315,531
Progyny, Inc. (a)	10,668	329,214
Quipt Home Medical Corp. (a)	5,651	26,729
RadNet, Inc. (a)	8,075	217,702
Select Medical Holdings Corp.	14,083	320,107
Surgery Partners, Inc. (a)	9,223	213,328
The Ensign Group, Inc.	7,412	715,999
The Joint Corp. (a)	2,000	15,620
U.S. Physical Therapy, Inc.	1,982	166,706
Viemed Healthcare, Inc. (a)	4,711	29,726
		7,583,061
Health Care Technology - 0.5%
American Well Corp. (a)	33,744	39,480
Computer Programs & Systems, Inc. (a)	1,992	28,067
Definitive Healthcare Corp. (a)	6,253	36,017
Evolent Health, Inc. (a)	14,945	365,106
Health Catalyst, Inc. (a)	7,587	56,827
HealthStream, Inc.	3,320	84,328
MultiPlan Corp. Class A (a)	53,473	90,369
Nextgen Healthcare, Inc. (a)	7,511	179,663
OptimizeRx Corp. (a)	2,270	18,296
Phreesia, Inc. (a)	7,075	96,645
Schrodinger, Inc. (a)	7,459	161,860
Sharecare, Inc. Class A (a)	42,313	44,429
Simulations Plus, Inc.	2,177	76,783
Veradigm, Inc. (a)	14,608	192,680
		1,470,550
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	15,540	68,998
Akoya Biosciences, Inc. (a)	3,067	10,735
BioLife Solutions, Inc. (a)	4,746	47,935
Codexis, Inc. (a)	9,009	14,955
CryoPort, Inc. (a)	5,515	53,496
Cytek Biosciences, Inc. (a)	16,649	70,092
Harvard Bioscience, Inc. (a)	5,504	24,163
MaxCyte, Inc. (a)	12,066	35,715
Mesa Laboratories, Inc.	689	64,649
Nanostring Technologies, Inc. (a)	6,379	8,803
Nautilus Biotechnology, Inc. (a)	7,045	18,035
OmniAb, Inc. (a)	12,679	57,689
Pacific Biosciences of California, Inc. (a)	34,039	210,361
Quanterix Corp. (a)	4,830	104,908
Quantum-Si, Inc. (a)	13,973	16,768
Seer, Inc. (a)	8,343	13,683
SomaLogic, Inc. Class A (a)	20,675	46,105
		867,090
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	9,385	46,737
Amneal Pharmaceuticals, Inc. (a)	16,521	63,936
Amphastar Pharmaceuticals, Inc. (a)	5,144	232,869
Amylyx Pharmaceuticals, Inc. (a)	7,022	114,529
ANI Pharmaceuticals, Inc. (a)	1,988	122,739
Arvinas Holding Co. LLC (a)	6,723	108,375
Assertio Holdings, Inc. (a)	12,580	27,047
Atea Pharmaceuticals, Inc. (a)	10,526	34,210
Axsome Therapeutics, Inc. (a)	4,792	298,446
Biote Corp. Class A (a)	1,876	9,999
Bright Green Corp. (a)	8,196	2,985
Cara Therapeutics, Inc. (a)	6,356	8,199
Cassava Sciences, Inc. (a)(b)	5,430	109,415
Citius Pharmaceuticals, Inc. (a)(b)	16,629	12,515
Collegium Pharmaceutical, Inc. (a)	4,713	102,555
Corcept Therapeutics, Inc. (a)	10,881	305,538
CorMedix, Inc. (a)	7,213	25,101
CymaBay Therapeutics, Inc. (a)	13,391	219,345
Edgewise Therapeutics, Inc. (a)	5,743	36,755
Enliven Therapeutics, Inc. (a)(b)	3,174	39,326
Evolus, Inc. (a)	5,652	42,955
Eyenovia, Inc. (a)	4,382	5,697
Eyepoint Pharmaceuticals, Inc. (a)(b)	3,580	21,552
Harmony Biosciences Holdings, Inc. (a)	4,548	107,060
Harrow, Inc. (a)	3,949	56,609
Ikena Oncology, Inc. (a)	3,395	13,682
Innoviva, Inc. (a)	7,995	99,218
Intra-Cellular Therapies, Inc. (a)	12,716	632,748
Ligand Pharmaceuticals, Inc. Class B (a)	2,269	118,646
Liquidia Corp. (a)	6,596	42,940
Longboard Pharmaceuticals, Inc. (a)	2,084	11,285
Marinus Pharmaceuticals, Inc. (a)	6,942	48,177
NGM Biopharmaceuticals, Inc. (a)	5,857	4,978
Novartis AG rights (a)(c)	7,778	0
Nuvation Bio, Inc. (a)	19,573	18,861
Ocular Therapeutix, Inc. (a)	10,815	30,823
Omeros Corp. (a)(b)	8,430	10,032
OptiNose, Inc. (a)	9,857	11,138
Pacira Biosciences, Inc. (a)	6,231	176,088
Phathom Pharmaceuticals, Inc. (a)	4,111	38,232
Phibro Animal Health Corp. Class A	2,844	31,056
Pliant Therapeutics, Inc. (a)	7,717	113,208
Prestige Brands Holdings, Inc. (a)	6,740	400,086
Rain Oncology, Inc. (a)	2,329	2,492
Revance Therapeutics, Inc. (a)	11,444	90,293
Scilex Holding Co.	7,037	12,501
scPharmaceuticals, Inc. (a)	3,995	21,373
SIGA Technologies, Inc. (b)	6,067	30,942
Supernus Pharmaceuticals, Inc. (a)	6,713	160,105
Taro Pharmaceutical Industries Ltd. (a)	1,085	36,847
Tarsus Pharmaceuticals, Inc. (a)	3,216	45,796
Terns Pharmaceuticals, Inc. (a)	5,900	31,034
Theravance Biopharma, Inc. (a)(b)	7,669	72,395
Theseus Pharmaceuticals, Inc. (a)	2,706	6,224
Third Harmonics Bio, Inc. (a)(b)	2,750	17,600
Trevi Therapeutics, Inc. (a)	5,635	10,030
Ventyx Biosciences, Inc. (a)	6,403	92,331
Verrica Pharmaceuticals, Inc. (a)	3,022	11,121
WAVE Life Sciences (a)	7,974	42,900
Xeris Biopharma Holdings, Inc. (a)	18,455	33,773
Zevra Therapeutics, Inc. (a)	4,680	20,966
		4,694,415
TOTAL HEALTH CARE		40,785,996
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.9%
AAR Corp. (a)	4,680	277,805
AeroVironment, Inc. (a)	3,531	404,864
AerSale Corp. (a)	3,531	53,989
Archer Aviation, Inc. Class A (a)(b)	20,883	99,194
Astronics Corp. (a)	3,539	54,253
Cadre Holdings, Inc.	2,650	74,333
Ducommun, Inc. (a)	1,768	84,581
Eve Holding, Inc. (a)	2,546	19,095
Kaman Corp.	3,827	71,220
Kratos Defense & Security Solutions, Inc. (a)	17,047	290,651
Leonardo DRS, Inc. (a)	6,860	130,820
Moog, Inc. Class A	3,856	447,489
National Presto Industries, Inc.	723	54,044
Park Aerospace Corp.	2,555	37,507
Redwire Corp. (a)	1,114	2,986
Rocket Lab U.S.A., Inc. Class A (a)	37,882	160,241
Terran Orbital Corp. Class A (a)(b)	11,508	9,194
Triumph Group, Inc. (a)	8,523	63,582
V2X, Inc. (a)	1,557	79,516
Virgin Galactic Holdings, Inc. (a)(b)	34,316	50,788
		2,466,152
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	7,629	149,300
Forward Air Corp.	3,566	229,686
Hub Group, Inc. Class A (a)	4,264	293,150
Radiant Logistics, Inc. (a)	5,065	29,681
		701,817
Building Products - 1.9%
AAON, Inc.	9,230	502,850
American Woodmark Corp. (a)	2,239	150,528
Apogee Enterprises, Inc.	3,033	130,176
AZZ, Inc.	3,383	159,914
CSW Industrials, Inc.	2,094	371,182
Gibraltar Industries, Inc. (a)	4,148	252,447
Griffon Corp.	5,922	236,525
Insteel Industries, Inc.	2,523	70,417
Janus International Group, Inc. (a)	11,515	107,780
Jeld-Wen Holding, Inc. (a)	11,626	131,723
Masonite International Corp. (a)	3,007	237,974
MasterBrand, Inc.	17,566	195,158
PGT Innovations, Inc. (a)	7,695	230,388
Quanex Building Products Corp.	4,543	121,980
Resideo Technologies, Inc. (a)	19,908	288,268
Simpson Manufacturing Co. Ltd.	5,843	778,171
UFP Industries, Inc.	8,171	777,634
Zurn Elkay Water Solutions Cor	20,138	532,851
		5,275,966
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	9,023	354,965
ACCO Brands Corp.	12,621	63,862
ACV Auctions, Inc. Class A (a)	17,305	230,676
Aris Water Solution, Inc. Class A	4,223	35,262
BrightView Holdings, Inc. (a)	5,476	36,908
Casella Waste Systems, Inc. Class A (a)	7,682	579,607
CECO Environmental Corp. (a)	3,963	64,121
Cimpress PLC (a)	2,426	144,759
CompX International, Inc. Class A	235	4,423
CoreCivic, Inc. (a)	15,500	196,850
Deluxe Corp.	5,985	102,044
Ennis, Inc.	3,508	74,931
Enviri Corp. (a)	10,696	61,395
Healthcare Services Group, Inc.	10,164	96,558
HNI Corp.	6,265	217,333
Interface, Inc.	7,856	69,840
LanzaTech Global, Inc. (a)(b)	2,831	9,965
Li-Cycle Holdings Corp. (a)(b)	19,223	25,759
Liquidity Services, Inc. (a)	3,181	61,298
Matthews International Corp. Class A	4,009	142,079
Millerknoll, Inc.	10,307	242,215
Montrose Environmental Group, Inc. (a)	3,735	86,353
NL Industries, Inc.	1,290	6,424
OpenLane, Inc. (a)	14,558	195,514
Performant Financial Corp. (a)	9,451	22,021
Pitney Bowes, Inc.	23,487	75,863
Quad/Graphics, Inc. (a)	4,330	21,174
SP Plus Corp. (a)	2,633	133,045
Steelcase, Inc. Class A	12,545	136,866
The Brink's Co.	6,269	419,145
The GEO Group, Inc. (a)	16,292	142,392
UniFirst Corp.	2,040	335,437
Viad Corp. (a)	2,757	66,802
VSE Corp.	1,748	94,042
		4,549,928
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)	4,336	113,386
API Group Corp. (a)	28,511	737,580
Arcosa, Inc.	6,598	455,724
Argan, Inc.	1,734	79,313
Bowman Consulting Group Ltd. (a)(b)	1,368	36,348
Comfort Systems U.S.A., Inc.	4,821	876,699
Concrete Pumping Holdings, Inc. (a)	3,550	24,957
Construction Partners, Inc. Class A (a)	5,443	209,283
Dycom Industries, Inc. (a)	3,899	332,117
Eneti, Inc.	3,239	32,876
Fluor Corp. (a)	19,402	645,893
Granite Construction, Inc.	6,005	243,082
Great Lakes Dredge & Dock Corp. (a)	8,666	65,862
IES Holdings, Inc. (a)	1,113	69,262
INNOVATE Corp. (a)(b)	7,330	8,943
Limbach Holdings, Inc. (a)	1,278	38,084
MYR Group, Inc. (a)	2,229	258,185
Northwest Pipe Co. (a)	1,301	35,465
Primoris Services Corp.	7,205	216,582
Southland Holdings, Inc. (a)(b)	521	3,282
Sterling Construction Co., Inc. (a)	4,080	297,228
Tutor Perini Corp. (a)	5,665	40,845
		4,820,996
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	8,497	14,615
Allient, Inc.	1,750	48,300
Amprius Technologies, Inc. (a)(b)	732	2,130
Array Technologies, Inc. (a)	20,579	356,634
Atkore, Inc. (a)	5,256	653,216
Babcock & Wilcox Enterprises, Inc. (a)	8,143	21,416
Blink Charging Co. (a)(b)	7,495	17,838
Bloom Energy Corp. Class A (a)(b)	26,049	270,910
Dragonfly Energy Holdings Corp. (a)	3,818	3,146
Encore Wire Corp.	2,186	390,922
Energy Vault Holdings, Inc. Class A (a)	13,500	27,135
EnerSys	5,605	479,676
Enovix Corp. (a)(b)	18,729	166,875
Eos Energy Enterprises, Inc. (a)(b)	14,571	25,645
ESS Tech, Inc. Class A (a)(b)	12,959	15,551
Fluence Energy, Inc. (a)(b)	5,383	93,234
FTC Solar, Inc. (a)(b)	8,619	9,222
FuelCell Energy, Inc. (a)(b)	53,092	57,870
GrafTech International Ltd.	26,537	91,553
LSI Industries, Inc.	3,510	52,229
Nextracker, Inc. Class A	6,738	234,213
NuScale Power Corp. (a)(b)	7,270	24,573
Powell Industries, Inc.	1,254	96,119
Preformed Line Products Co.	340	46,019
SES AI Corp. Class A (a)(b)	17,313	31,337
Shoals Technologies Group, Inc. (a)	23,298	357,857
SKYX Platforms Corp. (a)	8,895	14,143
Stem, Inc. (a)(b)	19,631	66,353
SunPower Corp. (a)(b)	11,438	48,840
Thermon Group Holdings, Inc. (a)	4,567	121,893
TPI Composites, Inc. (a)	5,601	12,938
Vicor Corp. (a)	3,032	117,460
		3,969,862
Ground Transportation - 0.5%
ArcBest Corp.	3,289	358,106
Covenant Transport Group, Inc. Class A	1,139	44,973
Daseke, Inc. (a)	5,554	24,660
FTAI Infrastructure LLC	12,657	38,730
Heartland Express, Inc.	6,342	73,948
Marten Transport Ltd.	7,858	138,144
P.A.M. Transportation Services, Inc. (a)	835	14,420
RXO, Inc.	15,754	275,853
TuSimple Holdings, Inc. (a)	23,609	25,262
Universal Logistics Holdings, Inc.	944	21,127
Werner Enterprises, Inc.	8,617	312,969
		1,328,192
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	3,534	50,253
Machinery - 3.5%
3D Systems Corp. (a)	17,324	64,619
Alamo Group, Inc.	1,366	218,970
Albany International Corp. Class A	4,249	346,761
Astec Industries, Inc.	3,128	125,245
Barnes Group, Inc.	6,687	139,023
Blue Bird Corp. (a)	2,353	42,848
Chart Industries, Inc. (a)	5,844	679,248
Columbus McKinnon Corp. (NY Shares)	3,837	117,297
Commercial Vehicle Group, Inc. (a)	4,390	30,598
Desktop Metal, Inc. (a)(b)	38,520	33,374
Douglas Dynamics, Inc.	3,101	75,292
Energy Recovery, Inc. (a)	7,556	114,851
Enerpac Tool Group Corp. Class A	7,650	216,495
EnPro Industries, Inc.	2,842	315,633
ESCO Technologies, Inc.	3,477	338,034
Federal Signal Corp.	8,158	473,490
Franklin Electric Co., Inc.	6,288	545,295
Gencor Industries, Inc. (a)	1,488	21,130
Gorman-Rupp Co.	3,126	92,373
Helios Technologies, Inc.	4,442	229,740
Hillenbrand, Inc.	9,389	357,064
Hillman Solutions Corp. Class A (a)	26,566	174,273
Hyliion Holdings Corp. Class A (a)	21,027	12,538
Hyster-Yale Materials Handling, Inc. Class A	1,489	59,575
John Bean Technologies Corp.	4,329	450,303
Kadant, Inc.	1,588	349,360
Kennametal, Inc.	10,957	253,216
Lindsay Corp.	1,504	187,880
Luxfer Holdings PLC sponsored	3,818	31,575
Manitowoc Co., Inc. (a)	4,559	58,355
Mayville Engineering Co., Inc. (a)	1,570	18,981
Microvast Holdings, Inc. (a)	14,624	17,988
Miller Industries, Inc.	1,524	55,428
Mueller Industries, Inc.	15,236	574,550
Mueller Water Products, Inc. Class A	21,089	260,871
Nikola Corp. (a)(b)	85,356	92,184
Omega Flex, Inc.	452	33,028
Park-Ohio Holdings Corp.	1,133	25,696
Proto Labs, Inc. (a)	3,593	84,831
REV Group, Inc.	4,364	62,143
Shyft Group, Inc. (The)	4,728	51,913
SPX Technologies, Inc. (a)	6,008	481,361
Standex International Corp.	1,599	229,568
Tennant Co.	2,503	185,773
Terex Corp.	9,146	418,887
The Greenbrier Companies, Inc.	4,170	144,240
Titan International, Inc. (a)	7,179	81,553
Trinity Industries, Inc.	11,002	229,172
Velo3D, Inc. (a)(b)	12,726	16,798
Wabash National Corp.	6,429	133,016
Watts Water Technologies, Inc. Class A	3,717	643,078
		9,995,514
Marine Transportation - 0.3%
Costamare, Inc.	6,645	60,004
Eagle Bulk Shipping, Inc.	1,242	50,674
Genco Shipping & Trading Ltd.	5,809	76,505
Golden Ocean Group Ltd.	16,660	120,785
Himalaya Shipping Ltd.	1,108	5,030
Matson, Inc.	4,850	422,193
Pangaea Logistics Solutions Ltd.	5,016	29,043
Safe Bulkers, Inc.	9,186	28,844
		793,078
Passenger Airlines - 0.4%
Allegiant Travel Co.	2,157	143,699
Blade Air Mobility, Inc. (a)	8,329	17,741
Frontier Group Holdings, Inc. (a)	5,298	17,960
Hawaiian Holdings, Inc. (a)	7,075	29,786
JetBlue Airways Corp. (a)	44,565	167,564
Joby Aviation, Inc. (a)(b)	38,136	200,977
SkyWest, Inc. (a)	5,940	250,490
Spirit Airlines, Inc.	14,802	169,927
Sun Country Airlines Holdings, Inc. (a)	5,142	66,949
		1,065,093
Professional Services - 2.6%
Alight, Inc. Class A (a)	53,995	358,527
ASGN, Inc. (a)	6,568	548,165
Asure Software, Inc. (a)	2,613	22,106
Barrett Business Services, Inc.	913	83,503
BlackSky Technology, Inc. Class A (a)	16,894	20,104
CBIZ, Inc. (a)	6,493	337,376
Conduent, Inc. (a)	23,386	74,601
CRA International, Inc.	926	89,924
CSG Systems International, Inc.	4,321	202,482
ExlService Holdings, Inc. (a)	21,996	574,316
Exponent, Inc.	6,885	504,602
First Advantage Corp.	7,491	97,458
FiscalNote Holdings, Inc. Class A (a)	8,740	11,624
Forrester Research, Inc. (a)	1,587	36,818
Franklin Covey Co. (a)	1,597	62,938
Heidrick & Struggles International, Inc.	2,729	66,424
Hirequest, Inc.	778	11,857
HireRight Holdings Corp. (a)	2,033	18,724
Huron Consulting Group, Inc. (a)	2,583	256,647
IBEX Ltd. (a)	1,514	24,708
ICF International, Inc.	2,541	322,021
Innodata, Inc. (a)	3,417	25,628
Insperity, Inc.	4,952	524,120
Kelly Services, Inc. Class A (non-vtg.)	4,317	77,058
Kforce, Inc.	2,657	162,183
Korn Ferry	7,088	322,646
LegalZoom.com, Inc. (a)	14,104	140,617
Maximus, Inc.	8,266	617,636
MISTRAS Group, Inc. (a)	2,947	16,120
NV5 Global, Inc. (a)	1,860	175,491
Parsons Corp. (a)	5,592	316,228
Planet Labs PBC Class A (a)	22,593	48,801
Resources Connection, Inc.	4,499	60,602
Skillsoft Corp. (a)	592	11,130
Sterling Check Corp. (a)	4,325	48,354
TriNet Group, Inc. (a)(b)	5,120	526,080
TrueBlue, Inc. (a)	4,139	45,819
Ttec Holdings, Inc.	2,652	54,578
Upwork, Inc. (a)	16,936	176,981
Verra Mobility Corp. (a)	18,963	374,899
Willdan Group, Inc. (a)	1,693	29,865
		7,479,761
Trading Companies & Distributors - 2.1%
Alta Equipment Group, Inc.	3,234	29,720
Applied Industrial Technologies, Inc.	5,256	806,849
Beacon Roofing Supply, Inc. (a)	7,332	521,818
BlueLinx Corp. (a)	1,196	85,048
Boise Cascade Co.	5,396	505,875
Custom Truck One Source, Inc. Class A (a)	7,815	45,093
Distribution Solutions Group I (a)	1,214	36,602
DXP Enterprises, Inc. (a)	1,927	62,820
EVI Industries, Inc.	668	17,188
FTAI Aviation Ltd.	13,524	508,638
GATX Corp.	4,815	503,553
Global Industrial Co.	1,788	57,127
GMS, Inc. (a)	5,567	325,558
H&E Equipment Services, Inc.	4,368	177,865
Herc Holdings, Inc.	3,852	411,355
Hudson Technologies, Inc. (a)	6,024	77,589
Karat Packaging, Inc.	777	16,030
McGrath RentCorp.	3,350	337,010
MRC Global, Inc. (a)	11,477	120,623
NOW, Inc. (a)	14,465	159,404
Rush Enterprises, Inc.:
Class A	9,513	338,473
Class B	315	12,739
Textainer Group Holdings Ltd.	5,701	280,033
Titan Machinery, Inc. (a)	2,804	69,651
Transcat, Inc. (a)	1,006	90,560
Veritiv Corp.	1,780	301,550
Willis Lease Finance Corp. (a)	405	18,095
Xometry, Inc. (a)	4,631	67,381
		5,984,247
TOTAL INDUSTRIALS		48,480,859
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	10,707	70,345
Aviat Networks, Inc. (a)	1,450	38,715
Calix, Inc. (a)	8,056	266,815
Cambium Networks Corp. (a)	1,781	8,869
Clearfield, Inc. (a)	1,806	43,380
CommScope Holding Co., Inc. (a)	28,339	41,942
Comtech Telecommunications Corp.	3,760	45,872
Digi International, Inc. (a)	4,752	119,655
DZS, Inc. (a)	2,962	3,762
Extreme Networks, Inc. (a)	17,228	355,241
Harmonic, Inc. (a)	14,967	161,494
Infinera Corp. (a)	26,611	77,970
KVH Industries, Inc. (a)	2,567	12,014
NETGEAR, Inc. (a)	3,736	47,223
NetScout Systems, Inc. (a)	9,316	203,368
Ribbon Communications, Inc. (a)	12,160	22,861
Viavi Solutions, Inc. (a)	30,111	234,264
		1,753,790
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)	3,003	17,808
Advanced Energy Industries, Inc.	5,127	447,382
Aeva Technologies, Inc. (a)	10,978	5,467
Akoustis Technologies, Inc. (a)	9,443	4,788
Arlo Technologies, Inc. (a)	12,018	102,033
Badger Meter, Inc.	4,001	554,339
Bel Fuse, Inc. Class B (non-vtg.)	1,437	77,857
Belden, Inc.	5,778	409,660
Benchmark Electronics, Inc.	4,817	116,620
Climb Global Solutions, Inc.	582	25,887
CTS Corp.	4,280	160,115
Daktronics, Inc. (a)	5,164	49,678
ePlus, Inc. (a)	3,603	225,188
Evolv Technologies Holdings, Inc. (a)	15,428	65,569
Fabrinet (a)	5,006	775,930
FARO Technologies, Inc. (a)	2,338	30,090
Insight Enterprises, Inc. (a)	3,914	560,876
Iteris, Inc. (a)	5,955	26,321
Itron, Inc. (a)	6,194	354,792
Kimball Electronics, Inc. (a)	3,250	85,150
Knowles Corp. (a)	12,035	156,335
Lightwave Logic, Inc. (a)(b)	15,586	70,605
Luna Innovations, Inc. (a)	4,452	25,287
Methode Electronics, Inc. Class A	4,843	110,759
MicroVision, Inc. (a)(b)	24,575	46,447
Mirion Technologies, Inc. Class A (a)	27,181	188,364
Napco Security Technologies, Inc.	4,258	78,219
nLIGHT, Inc. (a)	6,018	50,130
Novanta, Inc. (a)	4,863	642,208
OSI Systems, Inc. (a)	2,145	223,659
Par Technology Corp. (a)	3,655	106,689
PC Connection, Inc.	1,554	83,263
Plexus Corp. (a)	3,726	366,340
Presto Automation, Inc. (a)	443	594
Richardson Electronics Ltd.	1,713	19,648
Rogers Corp. (a)	2,358	289,775
Sanmina Corp. (a)	7,839	398,770
ScanSource, Inc. (a)	3,379	102,722
Smartrent, Inc. (a)	25,084	60,452
TTM Technologies, Inc. (a)	13,793	158,482
Vishay Intertechnology, Inc.	17,560	390,534
Vishay Precision Group, Inc. (a)	1,687	50,475
Vuzix Corp. (a)(b)	8,342	27,112
		7,742,419
IT Services - 0.4%
BigBear.ai Holdings, Inc. (a)(b)	4,254	5,403
BigCommerce Holdings, Inc. (a)	9,173	81,548
Brightcove, Inc. (a)	5,943	18,304
Digitalocean Holdings, Inc. (a)(b)	8,677	177,531
Fastly, Inc. Class A (a)	16,161	237,082
Grid Dynamics Holdings, Inc. (a)	7,436	75,401
Hackett Group, Inc.	3,369	75,095
Information Services Group, Inc.	4,887	19,841
Perficient, Inc. (a)	4,661	271,224
Rackspace Technology, Inc. (a)	8,659	10,564
Squarespace, Inc. Class A (a)	6,094	173,131
Thoughtworks Holding, Inc. (a)	12,809	43,423
Tucows, Inc. (a)(b)	1,384	23,376
Unisys Corp. (a)	9,218	25,626
		1,237,549
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (a)	6,581	89,502
AEHR Test Systems (a)(b)	3,550	83,638
Alpha & Omega Semiconductor Ltd. (a)	3,175	75,311
Ambarella, Inc. (a)	5,154	231,878
Amkor Technology, Inc.	13,914	290,246
Atomera, Inc. (a)(b)	2,909	18,618
Axcelis Technologies, Inc. (a)	4,431	564,953
CEVA, Inc. (a)	3,158	54,223
Cohu, Inc. (a)	6,324	190,605
Credo Technology Group Holding Ltd. (a)	13,220	187,988
Diodes, Inc. (a)	6,144	399,852
FormFactor, Inc. (a)	10,485	355,232
Ichor Holdings Ltd. (a)	3,873	93,959
Impinj, Inc. (a)	3,138	202,746
indie Semiconductor, Inc. (a)	18,972	92,773
Intest Corp. (a)	1,492	19,292
Kulicke & Soffa Industries, Inc.	7,540	313,739
MACOM Technology Solutions Holdings, Inc. (a)	7,406	522,419
Maxeon Solar Technologies Ltd. (a)	3,985	24,866
MaxLinear, Inc. Class A (a)	10,225	155,420
Navitas Semiconductor Corp. (a)	14,976	78,474
NVE Corp.	655	44,540
Onto Innovation, Inc. (a)	6,659	748,272
PDF Solutions, Inc. (a)	4,129	109,542
Photronics, Inc. (a)	8,350	153,306
Power Integrations, Inc.	7,703	534,049
Rambus, Inc. (a)	14,838	806,149
Semtech Corp. (a)	8,705	121,522
Silicon Laboratories, Inc. (a)	4,325	398,679
SiTime Corp. (a)	2,326	232,135
SkyWater Technology, Inc. (a)	2,467	12,162
SMART Global Holdings, Inc. (a)	6,604	90,475
Synaptics, Inc. (a)	5,373	449,505
Transphorm, Inc. (a)	3,706	9,673
Ultra Clean Holdings, Inc. (a)	6,066	144,735
Veeco Instruments, Inc. (a)	6,876	164,611
		8,065,089
Software - 5.6%
8x8, Inc. (a)	15,926	37,904
A10 Networks, Inc.	9,746	105,939
ACI Worldwide, Inc. (a)	14,729	300,030
Adeia, Inc.	14,676	123,719
Agilysys, Inc. (a)	2,733	234,464
Alarm.com Holdings, Inc. (a)	6,511	332,907
Alkami Technology, Inc. (a)	5,240	94,058
Altair Engineering, Inc. Class A (a)	7,302	453,600
American Software, Inc. Class A	4,488	49,233
Amplitude, Inc. (a)	8,976	89,401
AppFolio, Inc. (a)	2,608	489,183
Appian Corp. Class A (a)	5,612	221,450
Applied Digital Corp. (a)(b)	9,318	45,472
Asana, Inc. (a)	10,874	200,843
Aurora Innovation, Inc. (a)	45,626	79,846
AvePoint, Inc. (a)	20,871	156,324
Bit Digital, Inc. (a)(b)	10,155	21,326
Blackbaud, Inc. (a)	5,918	387,037
BlackLine, Inc. (a)	7,670	376,597
Box, Inc. Class A (a)	19,239	478,282
Braze, Inc. (a)	7,145	304,234
C3.ai, Inc. (a)(b)	8,278	201,983
Cerence, Inc. (a)	5,484	83,960
Cipher Mining, Inc. (a)(b)	5,792	19,287
Cleanspark, Inc. (a)	15,157	62,144
Clear Secure, Inc.	11,430	192,253
CommVault Systems, Inc. (a)	6,002	392,231
Consensus Cloud Solutions, Inc. (a)	2,639	56,976
CoreCard Corp. (a)	1,020	21,797
Couchbase, Inc. (a)	4,656	72,447
CS Disco, Inc. (a)	3,243	18,193
CXApp, Inc. Class A (a)	264	325
Digimarc Corp. (a)(b)	1,968	51,050
Digital Turbine, Inc. (a)	12,469	59,103
Domo, Inc. Class B (a)	4,370	35,659
E2open Parent Holdings, Inc. (a)	23,266	67,239
Ebix, Inc. (b)	3,702	22,545
eGain Communications Corp. (a)	2,916	17,554
Enfusion, Inc. Class A (a)	5,174	42,944
EngageSmart, Inc. (a)	6,624	150,034
Envestnet, Inc. (a)	6,825	252,525
Everbridge, Inc. (a)	5,567	114,736
EverCommerce, Inc. (a)	3,253	31,164
Expensify, Inc. (a)	7,789	20,797
Freshworks, Inc. (a)	22,003	394,734
Instructure Holdings, Inc. (a)	2,664	65,614
Intapp, Inc. (a)	3,014	103,079
InterDigital, Inc.	3,633	273,383
Jamf Holding Corp. (a)	9,416	151,221
Kaltura, Inc. (a)	11,610	19,969
LivePerson, Inc. (a)	9,749	25,737
Liveramp Holdings, Inc. (a)	8,916	246,617
Livevox Holdings, Inc. (a)	3,091	11,159
Marathon Digital Holdings, Inc. (a)	23,185	204,260
Matterport, Inc. (a)	31,844	64,962
MeridianLink, Inc. (a)	3,513	57,683
MicroStrategy, Inc. Class A (a)(b)	1,501	635,508
Mitek Systems, Inc. (a)	5,765	61,570
Model N, Inc. (a)	5,117	123,320
N-able, Inc. (a)	9,591	124,299
Nextnav, Inc. (a)(b)	7,498	34,941
Olo, Inc. (a)	14,237	72,751
ON24, Inc.	4,428	27,232
Onespan, Inc. (a)	5,556	43,892
Pagerduty, Inc. (a)(b)	12,142	244,904
PowerSchool Holdings, Inc. (a)	7,630	151,990
Progress Software Corp.	5,910	303,656
PROS Holdings, Inc. (a)	6,102	190,077
Q2 Holdings, Inc. (a)	7,782	233,693
Qualys, Inc. (a)	5,068	775,151
Rapid7, Inc. (a)	8,148	378,801
Red Violet, Inc. (a)	1,555	30,773
Rimini Street, Inc. (a)	7,389	16,034
Riot Platforms, Inc. (a)(b)	23,132	226,231
Sapiens International Corp. NV	4,216	107,508
Semrush Holdings, Inc. (a)	4,229	34,170
SolarWinds, Inc. (a)	6,827	62,877
SoundHound AI, Inc. (a)(b)	18,845	29,964
SoundThinking, Inc. (a)	1,310	19,768
Sprinklr, Inc. (a)	14,075	191,279
Sprout Social, Inc. (a)	6,515	281,969
SPS Commerce, Inc. (a)	4,994	800,738
Tenable Holdings, Inc. (a)	15,520	653,547
TeraWulf, Inc. (a)(b)	18,583	20,627
Varonis Systems, Inc. (a)	14,762	496,594
Verint Systems, Inc. (a)	8,464	159,208
Veritone, Inc. (a)	3,589	9,008
Viant Technology, Inc. (a)	1,972	10,629
Weave Communications, Inc. (a)	4,502	32,234
Workiva, Inc. (a)	6,632	577,581
Xperi, Inc.	5,327	45,226
Yext, Inc. (a)	14,666	88,436
Zeta Global Holdings Corp. (a)	18,549	144,682
Zuora, Inc. (a)	17,783	131,772
		15,759,853
Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology, Inc. (a)	4,637	125,292
CompoSecure, Inc. (a)(b)	2,165	13,055
Corsair Gaming, Inc. (a)	5,054	64,641
CPI Card Group (a)	601	9,947
Eastman Kodak Co. (a)	7,933	29,511
Immersion Corp.	4,366	27,899
Intevac, Inc. (a)	3,258	10,458
IonQ, Inc. (a)(b)	21,803	210,181
Super Micro Computer, Inc. (a)	6,309	1,510,802
Turtle Beach Corp. (a)	2,114	17,441
Xerox Holdings Corp.	15,557	199,752
		2,218,979
TOTAL INFORMATION TECHNOLOGY		36,777,679
MATERIALS - 4.5%
Chemicals - 1.9%
AdvanSix, Inc.	3,626	99,896
American Vanguard Corp.	3,690	34,538
Aspen Aerogels, Inc. (a)	6,921	53,430
Avient Corp.	12,251	387,377
Balchem Corp.	4,349	505,528
Cabot Corp.	7,543	501,459
Chase Corp.	1,028	130,618
Core Molding Technologies, Inc. (a)	1,071	27,396
Danimer Scientific, Inc. (a)(b)	12,381	17,705
Ecovyst, Inc. (a)	12,794	117,705
FutureFuel Corp.	3,699	24,228
H.B. Fuller Co.	7,355	486,533
Hawkins, Inc.	2,645	151,902
Ingevity Corp. (a)	4,942	199,064
Innospec, Inc.	3,391	332,318
Intrepid Potash, Inc. (a)	1,467	29,179
Koppers Holdings, Inc.	2,723	99,580
Kronos Worldwide, Inc.	3,149	21,728
Livent Corp. (a)(b)	24,538	358,009
LSB Industries, Inc. (a)	7,406	67,469
Mativ, Inc.	7,488	98,093
Minerals Technologies, Inc.	4,399	237,810
Origin Materials, Inc. Class A (a)	16,051	15,866
Orion SA	7,579	153,854
Perimeter Solutions SA (a)	21,239	67,965
PureCycle Technologies, Inc. (a)(b)	15,874	70,639
Quaker Houghton	1,881	270,337
Rayonier Advanced Materials, Inc. (a)	8,843	24,495
Sensient Technologies Corp.	5,718	322,610
Stepan Co.	2,885	215,798
Trinseo PLC	4,897	30,312
Tronox Holdings PLC	15,838	169,308
Valhi, Inc.	308	3,437
		5,326,186
Construction Materials - 0.3%
Knife River Holding Co.	7,688	386,860
Summit Materials, Inc.	16,212	533,375
United States Lime & Minerals, Inc.	281	55,635
		975,870
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	3,328	211,328
Class B	694	44,458
Myers Industries, Inc.	5,016	84,118
O-I Glass, Inc. (a)	21,134	326,520
Pactiv Evergreen, Inc.	5,580	48,100
Ranpak Holdings Corp. (A Shares) (a)	6,002	18,966
TriMas Corp.	5,674	137,368
		870,858
Metals & Mining - 1.9%
5E Advanced Materials, Inc. (a)	5,312	11,952
Alpha Metallurgical Resources	1,698	373,492
Arch Resources, Inc.	2,491	375,718
ATI, Inc. (a)	17,510	661,353
Caledonia Mining Corp. PLC	2,259	25,007
Carpenter Technology Corp.	6,551	410,879
Century Aluminum Co. (a)	6,614	43,719
Coeur d'Alene Mines Corp. (a)	45,386	113,919
Commercial Metals Co.	15,937	673,976
Compass Minerals International, Inc.	4,667	114,995
Constellium NV (a)	17,152	271,002
Contango ORE, Inc. (a)(b)	539	9,190
Dakota Gold Corp. (a)	7,150	20,592
Haynes International, Inc.	1,682	72,368
Hecla Mining Co.	83,005	337,830
i-80 Gold Corp. (a)	26,401	36,961
Ivanhoe Electric, Inc. (a)	7,609	77,916
Kaiser Aluminum Corp.	2,153	122,290
Materion Corp.	2,785	270,089
Novagold Resources, Inc. (a)	32,874	115,716
Olympic Steel, Inc.	1,344	68,235
Perpetua Resources Corp. (a)	5,068	18,295
Piedmont Lithium, Inc. (a)	2,473	67,933
PolyMet Mining Corp. (a)	4,420	9,282
Ramaco Resources, Inc.	3,180	37,460
Ramaco Resources, Inc. Class B	434	5,429
Ryerson Holding Corp.	3,298	95,807
Schnitzer Steel Industries, Inc. Class A	3,541	80,416
SunCoke Energy, Inc.	11,509	109,451
TimkenSteel Corp. (a)	5,952	121,004
Tredegar Corp.	3,687	16,518
Warrior Metropolitan Coal, Inc.	7,036	342,864
Worthington Industries, Inc.	4,177	257,387
		5,369,045
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,297	77,662
Glatfelter Corp. (a)	6,195	10,717
Sylvamo Corp.	4,935	218,621
		307,000
TOTAL MATERIALS		12,848,959
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Acadia Realty Trust (SBI)	13,014	186,360
Alexander & Baldwin, Inc.	10,248	161,918
Alexanders, Inc.	315	59,217
Alpine Income Property Trust, Inc.	1,927	29,676
American Assets Trust, Inc.	6,897	122,422
Apartment Investment & Management Co. Class A	19,911	116,678
Apple Hospitality (REIT), Inc.	29,617	464,395
Armada Hoffler Properties, Inc.	9,618	95,795
Braemar Hotels & Resorts, Inc.	9,593	25,134
Brandywine Realty Trust (SBI)	23,303	87,153
Broadstone Net Lease, Inc.	26,014	368,098
BRT Apartments Corp.	1,859	30,172
CareTrust (REIT), Inc.	13,798	296,933
CBL & Associates Properties, Inc.	3,734	77,406
Centerspace	2,116	102,795
Chatham Lodging Trust	6,739	62,336
City Office REIT, Inc.	5,887	22,429
Clipper Realty, Inc.	1,723	8,184
Community Healthcare Trust, Inc.	3,649	104,617
COPT Defense Properties (SBI)	15,489	353,149
CTO Realty Growth, Inc.	3,218	52,099
DiamondRock Hospitality Co.	28,901	223,405
Diversified Healthcare Trust (SBI)	32,434	67,138
Douglas Emmett, Inc.	22,372	250,790
Easterly Government Properties, Inc.	13,153	141,526
Elme Communities (SBI)	12,313	157,114
Empire State Realty Trust, Inc.	18,036	145,911
Equity Commonwealth	14,230	269,516
Essential Properties Realty Trust, Inc.	21,549	473,001
Farmland Partners, Inc. (b)	6,733	70,158
Four Corners Property Trust, Inc.	12,040	256,452
Getty Realty Corp.	6,290	167,440
Gladstone Commercial Corp.	5,733	68,509
Gladstone Land Corp.	4,804	65,623
Global Medical REIT, Inc.	8,845	76,598
Global Net Lease, Inc.	26,999	214,372
Hersha Hospitality Trust	4,383	43,479
Hudson Pacific Properties, Inc.	19,069	85,048
Independence Realty Trust, Inc.	31,063	384,871
InvenTrust Properties Corp.	9,333	234,258
JBG SMITH Properties	14,922	192,046
Kite Realty Group Trust	29,853	636,466
LTC Properties, Inc.	5,743	181,536
LXP Industrial Trust (REIT)	39,844	315,166
National Health Investors, Inc.	5,737	287,079
NETSTREIT Corp.	9,658	137,627
NexPoint Diversified Real Estate Trust	4,560	35,933
NexPoint Residential Trust, Inc.	3,138	84,695
Office Properties Income Trust	6,532	29,329
One Liberty Properties, Inc.	2,451	45,098
Orion Office (REIT), Inc.	8,218	39,282
Outfront Media, Inc.	20,070	195,883
Paramount Group, Inc.	25,535	109,290
Peakstone Realty Trust	4,952	63,980
Pebblebrook Hotel Trust	16,513	197,000
Phillips Edison & Co., Inc.	16,205	572,199
Physicians Realty Trust	32,973	358,087
Piedmont Office Realty Trust, Inc. Class A	17,483	91,086
Plymouth Industrial REIT, Inc.	6,066	120,956
Postal Realty Trust, Inc.	2,985	39,521
Potlatch Corp.	10,839	464,451
Retail Opportunity Investments Corp.	17,156	201,411
RLJ Lodging Trust	21,440	201,536
RPT Realty	12,093	130,483
Ryman Hospitality Properties, Inc.	7,877	674,271
Sabra Health Care REIT, Inc.	31,785	433,547
Safehold, Inc.	5,996	97,555
Saul Centers, Inc.	1,673	58,170
Service Properties Trust	22,650	164,213
SITE Centers Corp.	26,224	305,772
SL Green Realty Corp. (b)	8,843	259,011
Star Holdings	1,799	20,599
Summit Hotel Properties, Inc.	14,617	82,440
Sunstone Hotel Investors, Inc.	28,527	265,301
Tanger Factory Outlet Centers, Inc.	13,990	315,475
Terreno Realty Corp.	11,232	598,441
The Macerich Co.	29,556	287,284
UMH Properties, Inc.	7,939	109,638
Uniti Group, Inc.	32,439	149,219
Universal Health Realty Income Trust (SBI)	1,865	71,691
Urban Edge Properties	15,890	252,015
Veris Residential, Inc.	10,832	145,040
Whitestone REIT Class B	7,011	69,759
Xenia Hotels & Resorts, Inc.	14,995	174,392
		15,486,148
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)	193	2,422
Anywhere Real Estate, Inc. (a)	14,559	67,991
Compass, Inc. (a)	40,913	81,008
Cushman & Wakefield PLC (a)	22,411	165,169
Digitalbridge Group, Inc.	21,894	347,020
Douglas Elliman, Inc.	11,298	19,997
eXp World Holdings, Inc. (b)	9,673	128,361
Forestar Group, Inc. (a)	2,499	59,351
FRP Holdings, Inc. (a)	896	48,196
Kennedy-Wilson Holdings, Inc.	16,209	208,610
Marcus & Millichap, Inc.	3,253	93,361
Maui Land & Pineapple, Inc. (a)	1,022	14,962
Newmark Group, Inc.	18,825	106,738
Opendoor Technologies, Inc. (a)	74,651	141,837
RE/MAX Holdings, Inc.	2,432	26,168
Redfin Corp. (a)	14,501	67,575
Stratus Properties, Inc. (a)	762	19,561
Tejon Ranch Co. (a)	2,859	44,372
The RMR Group, Inc.	2,145	48,305
The St. Joe Co.	4,676	218,089
Transcontinental Realty Investors, Inc. (a)	285	8,658
		1,917,751
TOTAL REAL ESTATE		17,403,899
UTILITIES - 3.0%
Electric Utilities - 0.8%
Allete, Inc.	7,867	421,199
Genie Energy Ltd. Class B (b)	2,688	53,330
MGE Energy, Inc.	4,946	354,282
Otter Tail Corp.	5,617	432,172
PNM Resources, Inc.	11,732	495,794
Portland General Electric Co.	13,179	527,424
		2,284,201
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	16,326	420,558
Chesapeake Utilities Corp.	2,373	210,272
New Jersey Resources Corp.	13,283	539,024
Northwest Natural Holding Co.	4,895	179,695
ONE Gas, Inc.	7,544	455,658
RGC Resources, Inc.	1,136	17,767
Southwest Gas Holdings, Inc.	8,410	492,910
Spire, Inc.	7,041	391,691
		2,707,575
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)	8,937	47,455
Montauk Renewables, Inc. (a)	9,122	91,767
Ormat Technologies, Inc.	7,258	446,657
Sunnova Energy International, Inc. (a)(b)	13,852	126,469
		712,348
Multi-Utilities - 0.4%
Avista Corp.	10,279	325,742
Black Hills Corp.	9,090	439,502
NorthWestern Energy Corp.	8,214	394,354
Unitil Corp.	2,188	99,926
		1,259,524
Water Utilities - 0.5%
American States Water Co.	5,044	393,684
Artesian Resources Corp. Class A	1,266	49,754
Cadiz, Inc. (a)	5,735	17,377
California Water Service Group	7,862	382,722
Consolidated Water Co., Inc.	2,068	61,047
Global Water Resources, Inc.	1,571	16,543
Middlesex Water Co.	2,366	150,312
Pure Cycle Corp. (a)	2,762	26,405
SJW Group	4,336	270,913
York Water Co.	1,934	69,759
		1,438,516
TOTAL UTILITIES		8,402,164
TOTAL COMMON STOCKS (Cost $305,923,684)		283,831,770

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $196,675)	200,000	196,663

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g) (Cost $9,894,904)	9,893,915	9,894,904

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $316,015,263)	293,923,337
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(9,739,686)
NET ASSETS - 100.0%	284,183,651

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	Dec 2023	333,680	1,374	1,374

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,749.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,615,398	39,305,016	44,920,414	57,076	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	11,363,985	32,832,143	34,301,224	220,458	-	-	9,894,904	0.0%
Total	16,979,383	72,137,159	79,221,638	277,534	-	-	9,894,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,953,716	6,953,716	-	-
Consumer Discretionary	29,855,785	29,855,785	-	-
Consumer Staples	10,583,890	10,583,890	-	-
Energy	24,565,241	24,565,241	-	-
Financials	47,173,582	47,173,582	-	-
Health Care	40,785,996	40,768,708	12,501	4,787
Industrials	48,480,859	48,480,859	-	-
Information Technology	36,777,679	36,777,679	-	-
Materials	12,848,959	12,848,959	-	-
Real Estate	17,403,899	17,403,899	-	-
Utilities	8,402,164	8,402,164	-	-

U.S. Government and Government Agency Obligations	196,663	-	196,663	-

Money Market Funds	9,894,904	9,894,904	-	-
Total Investments in Securities:	293,923,337	293,709,386	209,164	4,787
Derivative Instruments: Assets
Futures Contracts	1,374	1,374	-	-
Total Assets	1,374	1,374	-	-
Total Derivative Instruments:	1,374	1,374	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,374	0
Total Equity Risk	1,374	0
Total Value of Derivatives	1,374	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,586,367) - See accompanying schedule:
Unaffiliated issuers (cost $306,120,359)	$284,028,433
Fidelity Central Funds (cost $9,894,904)	9,894,904

Total Investment in Securities (cost $316,015,263)		$293,923,337
Receivable for investments sold		1,007,308
Receivable for fund shares sold		326,019
Dividends receivable		85,246
Distributions receivable from Fidelity Central Funds		30,599
Receivable for daily variation margin on futures contracts		4,415
Other receivables		241
Total assets		295,377,165
Liabilities
Payable to custodian bank	$677,445
Payable for fund shares redeemed	494,581
Proxy fee payable	125,854
Other payables and accrued expenses	748
Collateral on securities loaned	9,894,886
Total Liabilities		11,193,514
Net Assets		$284,183,651
Net Assets consist of:
Paid in capital		$311,991,540
Total accumulated earnings (loss)		(27,807,889)
Net Assets		$284,183,651
Net Asset Value, offering price and redemption price per share ($284,183,651 ÷ 23,685,742 shares)		$12.00

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$2,346,441
Interest		5,775
Income from Fidelity Central Funds (including $220,458 from security lending)		277,534
Total Income		2,629,750
Expenses
Independent trustees' fees and expenses	$522
Proxy	125,854
Total expenses before reductions	126,376
Expense reductions	(122,317)
Total expenses after reductions		4,059
Net Investment income (loss)		2,625,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	838,313
Futures contracts	(256,544)
Total net realized gain (loss)		581,769
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(19,321,411)
Futures contracts	(20,139)
Total change in net unrealized appreciation (depreciation)		(19,341,550)
Net gain (loss)		(18,759,781)
Net increase (decrease) in net assets resulting from operations		$(16,134,090)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,625,691	$4,291,098
Net realized gain (loss)	581,769	(3,677,136)
Change in net unrealized appreciation (depreciation)	(19,341,550)	(8,101,548)
Net increase (decrease) in net assets resulting from operations	(16,134,090)	(7,487,586)
Distributions to shareholders	(996,646)	(3,089,661)

Share transactions
Proceeds from sales of shares	74,682,150	124,512,167
Reinvestment of distributions	719,727	2,144,309
Cost of shares redeemed	(56,852,665)	(76,140,306)

Net increase (decrease) in net assets resulting from share transactions	18,549,212	50,516,170
Total increase (decrease) in net assets	1,418,476	39,938,923

Net Assets
Beginning of period	282,765,175	242,826,252
End of period	$284,183,651	$282,765,175

Other Information
Shares
Sold	5,690,223	9,634,149
Issued in reinvestment of distributions	55,030	170,455
Redeemed	(4,323,520)	(5,765,531)
Net increase (decrease)	1,421,733	4,039,073

Financial Highlights
Fidelity Flex® Small Cap Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$13.32	$16.47	$9.52	$11.70	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.18	.14	.15	.16
Net realized and unrealized gain (loss)	(.77)	(.68)	(2.89)	6.96	(1.98)	.35
Total from investment operations	(.66)	(.46)	(2.71)	7.10	(1.83)	.51
Distributions from net investment income	(.04)	(.16)	(.18)	(.15)	(.16)	(.11)
Distributions from net realized gain	-	-	(.26)	-	(.19)	(.12)
Total distributions	(.04)	(.16)	(.44)	(.15)	(.35)	(.24) C
Net asset value, end of period	$12.00	$12.70	$13.32	$16.47	$9.52	$11.70
Total Return D,E	(5.21)%	(3.46)%	(16.88)%	75.01%	(16.23)%	4.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.04% H,I	-% J	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any	-% H,I,J	-% J	-% J	-% J	-% J	-% J
Expenses net of all reductions	-% H,I,J	-% J	-% J	-% J	-% J	-% J
Net investment income (loss)	1.71% H,I	1.66%	1.14%	1.09%	1.36%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$284,184	$282,765	$242,826	$178,073	$104,119	$74,937
Portfolio turnover rate K	27% I	16%	18%	47%	18%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount represents less than .005%.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,267,625
Gross unrealized depreciation	(77,199,403)
Net unrealized appreciation (depreciation)	$(28,931,778)
Tax cost	$322,856,489

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,255,962)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	70,969,270	41,122,539

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$ 6,169	$ -
9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets on an annual basis. This reimbursement will remain in place through August 31, 2025. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement
Fidelity Flex Small Cap Index	$121,142

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,175.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity Flex® Small Cap Index Fund	-%-D
Actual		$ 1,000	$ 947.90	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Small Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9881630.106
ZAP-SANN-1223
Fidelity® Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.3
Microsoft Corp.	12.2
Amazon.com, Inc.	5.8
NVIDIA Corp.	4.7
Alphabet, Inc. Class A	3.6
Meta Platforms, Inc. Class A	3.2
Alphabet, Inc. Class C	3.1
Tesla, Inc.	2.7
Eli Lilly & Co.	2.3
UnitedHealth Group, Inc.	2.0
51.9

Market Sectors (% of Fund's net assets)

Information Technology	42.8
Consumer Discretionary	15.5
Communication Services	11.5
Health Care	11.1
Financials	6.5
Industrials	5.8
Consumer Staples	4.3
Real Estate	0.9
Materials	0.7
Energy	0.6
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	88,660	3,284,853
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	26,910	2,153,338
Netflix, Inc. (a)	333,455	137,280,089
Playtika Holding Corp. (a)	15,019	126,160
Roblox Corp. (a)(b)	348,857	11,097,141
Roku, Inc. Class A (a)	11,598	690,893
Spotify Technology SA (a)	106,540	17,553,530
TKO Group Holdings, Inc.	32,707	2,681,320
		171,582,471
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	4,519,259	560,749,657
Class C (a)	3,867,278	484,569,933
Match Group, Inc. (a)	190,864	6,603,894
Meta Platforms, Inc. Class A (a)	1,682,015	506,740,659
Pinterest, Inc. Class A (a)	450,800	13,469,904
Zoominfo Technologies, Inc. (a)	122,294	1,584,930
		1,573,718,977
Media - 0.4%
Cable One, Inc.	311	171,010
Charter Communications, Inc. Class A (a)	77,932	31,391,010
Liberty Broadband Corp.:
Class A (a)	2,890	240,795
Class C (a)	18,015	1,500,830
Nexstar Broadcasting Group, Inc. Class A	8,908	1,247,833
The Trade Desk, Inc. (a)	334,920	23,765,923
		58,317,401
TOTAL COMMUNICATION SERVICES		1,806,903,702
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 2.7%
Tesla, Inc. (a)	2,098,163	421,395,057
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	6,851,204	911,826,740
Coupang, Inc. Class A (a)	832,589	14,154,013
eBay, Inc.	25,235	989,969
Etsy, Inc. (a)	52,253	3,255,362
Ollie's Bargain Outlet Holdings, Inc. (a)	15,048	1,162,308
		931,388,392
Distributors - 0.1%
Pool Corp.	28,860	9,113,122
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	5,361	397,036
Grand Canyon Education, Inc. (a)	6,378	754,709
H&R Block, Inc.	74,749	3,068,446
Service Corp. International	40,651	2,212,227
		6,432,418
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	308,176	36,454,139
Booking Holdings, Inc. (a)	28,213	78,701,856
Caesars Entertainment, Inc. (a)	63,989	2,552,521
Cava Group, Inc. (b)	9,382	296,377
Chipotle Mexican Grill, Inc. (a)	20,884	40,560,905
Choice Hotels International, Inc. (b)	23,037	2,545,589
Churchill Downs, Inc.	54,013	5,932,788
Darden Restaurants, Inc.	42,857	6,236,979
Domino's Pizza, Inc.	26,887	9,114,424
Doordash, Inc. (a)	179,524	13,455,324
Draftkings Holdings, Inc. (a)	317,634	8,773,051
Expedia, Inc. (a)	79,877	7,611,479
Hilton Worldwide Holdings, Inc.	89,498	13,561,632
Las Vegas Sands Corp.	234,389	11,124,102
Marriott International, Inc. Class A	188,399	35,524,515
McDonald's Corp.	229,047	60,049,252
Norwegian Cruise Line Holdings Ltd. (a)(b)	77,358	1,052,069
Planet Fitness, Inc. (a)	30,969	1,711,657
Royal Caribbean Cruises Ltd. (a)	53,558	4,537,969
Starbucks Corp.	857,919	79,134,449
Texas Roadhouse, Inc. Class A	50,793	5,157,521
Travel+Leisure Co.	24,619	837,785
Vail Resorts, Inc.	2,879	611,068
Wendy's Co.	131,251	2,496,394
Wingstop, Inc.	22,722	4,152,900
Wyndham Hotels & Resorts, Inc.	4,522	327,393
Wynn Resorts Ltd.	4,780	419,588
Yum! Brands, Inc.	187,107	22,613,752
		455,547,478
Household Durables - 0.0%
NVR, Inc. (a)	200	1,082,524
Tempur Sealy International, Inc.	25,795	1,029,994
TopBuild Corp. (a)	1,571	359,382
		2,471,900
Leisure Products - 0.0%
Brunswick Corp.	4,289	297,957
Peloton Interactive, Inc. Class A (a)(b)	240,438	1,144,485
Polaris, Inc.	3,642	314,742
YETI Holdings, Inc. (a)(b)	65,887	2,801,515
		4,558,699
Specialty Retail - 3.3%
AutoZone, Inc. (a)	11,501	28,489,472
Best Buy Co., Inc.	20,227	1,351,568
Burlington Stores, Inc. (a)	49,086	5,940,879
CarMax, Inc. (a)	6,675	407,776
Dick's Sporting Goods, Inc.	3,419	365,662
Five Below, Inc. (a)	41,621	7,241,222
Floor & Decor Holdings, Inc. Class A (a)(b)	79,053	6,513,967
Lowe's Companies, Inc.	326,841	62,286,089
Murphy U.S.A., Inc.	14,213	5,154,913
O'Reilly Automotive, Inc. (a)	38,608	35,922,428
RH (a)	2,128	463,819
Ross Stores, Inc.	238,144	27,617,560
The Home Depot, Inc.	770,126	219,247,171
TJX Companies, Inc.	875,775	77,129,504
Tractor Supply Co. (b)	83,222	16,025,228
Ulta Beauty, Inc. (a)	38,011	14,493,974
Valvoline, Inc.	33,026	979,881
Victoria's Secret & Co. (a)	26,286	469,994
Wayfair LLC Class A (a)(b)	21,881	932,349
Williams-Sonoma, Inc. (b)	6,274	942,606
		511,976,062
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	46,169	4,123,815
Deckers Outdoor Corp. (a)	19,913	11,889,256
lululemon athletica, Inc. (a)	84,578	33,279,751
NIKE, Inc. Class B	481,991	49,534,215
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,089	341,832
Tapestry, Inc.	11,328	312,200
		99,481,069
TOTAL CONSUMER DISCRETIONARY		2,442,364,197
CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	6,601	2,204,404
Brown-Forman Corp.:
Class A (b)	30,426	1,747,061
Class B (non-vtg.)	109,979	6,176,421
Celsius Holdings, Inc. (a)(b)	36,374	5,532,122
Constellation Brands, Inc. Class A (sub. vtg.)	12,252	2,868,806
Monster Beverage Corp.	565,570	28,900,627
PepsiCo, Inc.	723,890	118,196,759
The Coca-Cola Co.	1,468,977	82,982,511
		248,608,711
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	27,392	594,406
BJ's Wholesale Club Holdings, Inc. (a)	34,955	2,381,135
Casey's General Stores, Inc.	4,079	1,109,121
Costco Wholesale Corp.	336,904	186,119,246
Dollar General Corp.	166,516	19,822,065
Performance Food Group Co. (a)	54,719	3,160,569
Sysco Corp.	385,726	25,646,922
Target Corp.	349,728	38,746,365
		277,579,829
Food Products - 0.1%
Freshpet, Inc. (a)(b)	9,551	548,227
Lamb Weston Holdings, Inc.	104,246	9,361,291
The Hershey Co.	83,074	15,563,914
		25,473,432
Household Products - 0.7%
Church & Dwight Co., Inc.	166,329	15,125,959
Kimberly-Clark Corp.	240,979	28,830,728
Procter & Gamble Co.	336,574	50,496,197
The Clorox Co.	93,973	11,060,622
		105,513,506
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	55,056	7,095,067
Kenvue, Inc.	447,106	8,316,172
		15,411,239
TOTAL CONSUMER STAPLES		672,586,717
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Halliburton Co.	137,216	5,398,077
Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream GP LP	86,190	1,063,585
APA Corp.	208,821	8,294,370
Cheniere Energy, Inc.	184,296	30,670,540
Hess Corp.	117,859	17,018,840
New Fortress Energy, Inc.	49,322	1,494,457
ONEOK, Inc.	18,669	1,217,219
Ovintiv, Inc.	86,476	4,150,848
Targa Resources Corp.	169,861	14,202,078
Texas Pacific Land Corp.	4,390	8,103,721
		86,215,658
TOTAL ENERGY		91,613,735
FINANCIALS - 6.5%
Banks - 0.1%
First Citizens Bancshares, Inc.	897	1,238,524
Nu Holdings Ltd. (a)	1,200,735	9,846,027
		11,084,551
Capital Markets - 1.2%
Ameriprise Financial, Inc.	79,902	25,134,772
Ares Management Corp.	121,767	12,005,009
Blackstone, Inc.	541,835	50,038,462
Blue Owl Capital, Inc. Class A (b)	50,872	627,252
FactSet Research Systems, Inc.	29,159	12,593,481
Houlihan Lokey	2,822	283,667
KKR & Co. LP	120,772	6,690,769
LPL Financial	59,268	13,306,851
MarketAxess Holdings, Inc.	28,151	6,017,276
Moody's Corp.	110,029	33,888,932
Morningstar, Inc.	19,530	4,945,777
MSCI, Inc.	29,181	13,760,301
S&P Global, Inc.	20,247	7,072,480
TPG, Inc. (b)	14,168	391,604
Tradeweb Markets, Inc. Class A	30,239	2,721,812
XP, Inc. Class A	20,831	416,620
		189,895,065
Consumer Finance - 0.1%
American Express Co.	147,547	21,546,288
SLM Corp.	67,661	879,593
		22,425,881
Financial Services - 4.2%
Apollo Global Management, Inc.	396,514	30,706,044
Block, Inc. Class A (a)	153,346	6,172,177
Equitable Holdings, Inc.	271,499	7,213,728
Euronet Worldwide, Inc. (a)	17,882	1,374,053
Fiserv, Inc. (a)	126,501	14,389,489
FleetCor Technologies, Inc. (a)	50,786	11,435,484
Jack Henry & Associates, Inc.	17,503	2,467,748
MasterCard, Inc. Class A	637,986	240,106,031
PayPal Holdings, Inc. (a)	773,471	40,065,798
Rocket Companies, Inc. (a)(b)	33,958	250,950
Shift4 Payments, Inc. (a)	41,396	1,842,950
The Western Union Co.	41,912	473,186
Toast, Inc. (a)	269,257	4,305,419
UWM Holdings Corp. Class A (b)	25,187	122,157
Visa, Inc. Class A	1,231,436	289,510,604
WEX, Inc. (a)	14,899	2,480,386
		652,916,204
Insurance - 0.9%
Arch Capital Group Ltd. (a)	38,312	3,320,884
Arthur J. Gallagher & Co.	8,992	2,117,526
Brighthouse Financial, Inc. (a)	5,175	234,428
Brown & Brown, Inc.	70,241	4,876,130
Everest Re Group Ltd.	4,397	1,739,541
Kinsale Capital Group, Inc.	16,581	5,536,562
Lincoln National Corp.	11,860	258,192
Marsh & McLennan Companies, Inc.	301,445	57,169,044
Primerica, Inc.	17,887	3,419,279
Progressive Corp.	332,848	52,619,940
RenaissanceRe Holdings Ltd.	10,131	2,224,666
RLI Corp.	6,783	903,767
Ryan Specialty Group Holdings, Inc. (a)(b)	70,556	3,048,019
Willis Towers Watson PLC	9,990	2,356,541
		139,824,519
TOTAL FINANCIALS		1,016,146,220
HEALTH CARE - 11.1%
Biotechnology - 2.6%
AbbVie, Inc.	1,341,911	189,450,995
Alnylam Pharmaceuticals, Inc. (a)	75,537	11,466,517
Amgen, Inc.	276,226	70,630,988
Apellis Pharmaceuticals, Inc. (a)(b)	75,699	3,683,513
BioMarin Pharmaceutical, Inc. (a)	16,729	1,362,577
Exact Sciences Corp. (a)	47,090	2,900,273
Exelixis, Inc. (a)	179,697	3,699,961
Incyte Corp. (a)	103,433	5,578,142
Ionis Pharmaceuticals, Inc. (a)	93,207	4,126,274
Karuna Therapeutics, Inc. (a)	24,123	4,019,133
Natera, Inc. (a)	78,747	3,108,144
Neurocrine Biosciences, Inc. (a)	73,412	8,144,327
Regeneron Pharmaceuticals, Inc. (a)	5,360	4,180,210
Repligen Corp. (a)	18,678	2,513,312
Roivant Sciences Ltd. (a)(b)	249,287	2,153,840
Sarepta Therapeutics, Inc. (a)	67,947	4,573,513
Seagen, Inc. (a)	106,506	22,665,542
Ultragenyx Pharmaceutical, Inc. (a)	51,405	1,819,737
Vertex Pharmaceuticals, Inc. (a)	179,241	64,904,959
		410,981,957
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	82,935	7,841,504
Align Technology, Inc. (a)	58,017	10,709,358
DexCom, Inc. (a)	293,966	26,113,000
Edwards Lifesciences Corp. (a)	457,737	29,167,002
GE Healthcare Holding LLC	22,600	1,504,482
Globus Medical, Inc. (a)	25,529	1,166,931
IDEXX Laboratories, Inc. (a)	62,587	25,001,629
Inspire Medical Systems, Inc. (a)	21,845	3,214,710
Insulet Corp. (a)	52,662	6,981,401
Intuitive Surgical, Inc. (a)	265,577	69,639,601
Masimo Corp. (a)(b)	32,749	2,656,926
Novocure Ltd. (a)	79,719	1,060,263
Penumbra, Inc. (a)	27,555	5,267,138
ResMed, Inc.	110,339	15,582,074
Shockwave Medical, Inc. (a)	27,544	5,681,225
Stryker Corp.	68,611	18,540,064
Tandem Diabetes Care, Inc. (a)	6,321	109,353
		230,236,661
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)(b)	196,899	3,544,182
Cardinal Health, Inc.	99,180	9,025,380
Cencora, Inc.	122,838	22,743,456
Chemed Corp.	7,978	4,488,822
Cigna Group	16,427	5,079,228
DaVita HealthCare Partners, Inc. (a)	41,047	3,170,060
Elevance Health, Inc.	23,974	10,790,458
Encompass Health Corp.	5,066	316,929
HCA Holdings, Inc.	32,178	7,276,733
Humana, Inc.	41,221	21,587,025
McKesson Corp.	39,272	17,882,898
Molina Healthcare, Inc. (a)	23,879	7,950,513
UnitedHealth Group, Inc.	594,468	318,373,282
		432,228,966
Health Care Technology - 0.1%
Certara, Inc. (a)	32,753	399,259
Doximity, Inc. (a)	39,497	806,924
Veeva Systems, Inc. Class A (a)	110,065	21,210,626
		22,416,809
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	69,861	2,464,696
Agilent Technologies, Inc.	182,461	18,860,994
Bio-Techne Corp.	111,484	6,090,371
Bruker Corp.	80,659	4,597,563
ICON PLC (a)	9,238	2,253,702
Illumina, Inc. (a)	35,840	3,921,613
IQVIA Holdings, Inc. (a)	129,881	23,486,381
Maravai LifeSciences Holdings, Inc. (a)	47,853	328,272
Medpace Holdings, Inc. (a)	17,711	4,297,928
Mettler-Toledo International, Inc. (a)	16,551	16,306,045
Sotera Health Co. (a)	52,535	665,093
Thermo Fisher Scientific, Inc.	180,709	80,373,942
Waters Corp. (a)	44,490	10,612,200
West Pharmaceutical Services, Inc.	56,236	17,899,356
		192,158,156
Pharmaceuticals - 2.9%
Eli Lilly & Co.	643,541	356,476,666
Jazz Pharmaceuticals PLC (a)	24,025	3,051,656
Merck & Co., Inc.	355,406	36,500,196
Zoetis, Inc. Class A	351,946	55,255,522
		451,284,040
TOTAL HEALTH CARE		1,739,306,589
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	52,853	10,807,910
BWX Technologies, Inc.	11,799	876,430
HEICO Corp.	31,139	4,932,729
HEICO Corp. Class A	54,359	6,910,660
Lockheed Martin Corp.	171,956	78,178,076
Northrop Grumman Corp.	6,193	2,919,566
Spirit AeroSystems Holdings, Inc. Class A	8,419	190,269
The Boeing Co. (a)	57,671	10,774,096
TransDigm Group, Inc. (a)	6,733	5,575,530
		121,165,266
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	68,026	5,566,568
Expeditors International of Washington, Inc.	15,605	1,704,846
United Parcel Service, Inc. Class B	152,536	21,545,710
		28,817,124
Building Products - 0.2%
A.O. Smith Corp.	9,958	694,670
Advanced Drain Systems, Inc.	51,775	5,531,123
Allegion PLC	61,693	6,068,123
Armstrong World Industries, Inc.	9,906	751,766
Trane Technologies PLC	51,042	9,713,803
Trex Co., Inc. (a)	82,533	4,639,180
		27,398,665
Commercial Services & Supplies - 0.8%
Cintas Corp.	58,609	29,721,796
Copart, Inc.	652,106	28,379,653
MSA Safety, Inc.	4,715	744,404
RB Global, Inc.	105,575	6,904,605
Rollins, Inc.	193,942	7,294,159
Tetra Tech, Inc.	7,291	1,100,285
Waste Management, Inc.	277,977	45,679,960
		119,824,862
Construction & Engineering - 0.0%
EMCOR Group, Inc.	12,316	2,545,101
Quanta Services, Inc.	28,724	4,800,355
Valmont Industries, Inc.	1,024	201,636
Willscot Mobile Mini Holdings (a)	37,758	1,488,043
		9,035,135
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	225,448	572,638
Hubbell, Inc. Class B	18,561	5,013,326
Rockwell Automation, Inc.	87,331	22,951,460
Vertiv Holdings Co.	19,026	747,151
		29,284,575
Ground Transportation - 0.9%
Avis Budget Group, Inc. (a)	5,307	863,980
CSX Corp.	169,076	5,046,919
J.B. Hunt Transport Services, Inc.	12,337	2,120,360
Landstar System, Inc.	21,623	3,563,038
Lyft, Inc. (a)	254,798	2,336,498
Old Dominion Freight Lines, Inc.	69,796	26,289,361
Saia, Inc. (a)	2,211	792,621
U-Haul Holding Co. (a)(b)	2,550	125,256
U-Haul Holding Co. (non-vtg.)	29,018	1,369,940
Uber Technologies, Inc. (a)	1,474,739	63,826,704
Union Pacific Corp.	198,385	41,186,710
		147,521,387
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	65,304	11,967,611
Machinery - 1.3%
Allison Transmission Holdings, Inc.	6,766	341,142
Caterpillar, Inc.	294,530	66,578,507
Deere & Co.	191,843	70,091,758
Donaldson Co., Inc.	38,214	2,203,419
Graco, Inc.	51,892	3,858,170
IDEX Corp.	4,675	894,842
Illinois Tool Works, Inc.	187,923	42,117,303
Lincoln Electric Holdings, Inc.	39,638	6,928,722
Otis Worldwide Corp.	18,477	1,426,609
Toro Co.	79,089	6,393,555
Xylem, Inc.	21,422	2,003,814
		202,837,841
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	183,325	2,044,074
Delta Air Lines, Inc.	24,720	772,500
		2,816,574
Professional Services - 1.0%
Automatic Data Processing, Inc.	269,829	58,882,084
Booz Allen Hamilton Holding Corp. Class A	98,802	11,849,324
Broadridge Financial Solutions, Inc.	74,451	12,704,319
Ceridian HCM Holding, Inc. (a)	9,615	615,456
Equifax, Inc.	64,081	10,866,215
FTI Consulting, Inc. (a)	4,699	997,410
Genpact Ltd.	33,902	1,137,073
KBR, Inc.	37,459	2,178,241
Paychex, Inc.	244,911	27,197,367
Paycom Software, Inc.	39,241	9,612,868
Paycor HCM, Inc. (a)(b)	19,185	414,012
Paylocity Holding Corp. (a)	31,902	5,723,219
Verisk Analytics, Inc.	108,444	24,655,828
		166,833,416
Trading Companies & Distributors - 0.3%
Fastenal Co.	325,007	18,960,908
Ferguson PLC	8,446	1,268,589
SiteOne Landscape Supply, Inc. (a)	10,887	1,499,902
United Rentals, Inc.	10,699	4,346,683
W.W. Grainger, Inc.	33,922	24,757,293
Watsco, Inc. (b)	6,283	2,192,076
		53,025,451
TOTAL INDUSTRIALS		920,527,907
INFORMATION TECHNOLOGY - 42.8%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	190,615	38,193,528
Motorola Solutions, Inc.	115,539	32,172,990
Ubiquiti, Inc.	2,691	326,822
		70,693,340
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	222,900	17,954,595
CDW Corp.	96,755	19,389,702
Jabil, Inc.	60,857	7,473,240
Keysight Technologies, Inc. (a)	34,555	4,217,438
Vontier Corp.	39,917	1,179,947
Zebra Technologies Corp. Class A (a)	7,018	1,469,780
		51,684,702
IT Services - 1.6%
Accenture PLC Class A	480,489	142,748,477
Cloudflare, Inc. (a)	218,538	12,388,919
EPAM Systems, Inc. (a)	42,245	9,191,245
Gartner, Inc. (a)	58,334	19,369,221
Globant SA (a)	31,316	5,332,802
GoDaddy, Inc. (a)	70,982	5,198,012
MongoDB, Inc. Class A (a)	49,914	17,199,865
Okta, Inc. (a)	7,243	488,251
Snowflake, Inc. (a)	235,580	34,189,725
Twilio, Inc. Class A (a)	21,219	1,087,686
VeriSign, Inc. (a)	3,631	724,965
		247,919,168
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (a)	693,552	68,314,872
Allegro MicroSystems LLC (a)	56,987	1,479,383
Applied Materials, Inc.	542,403	71,787,037
Broadcom, Inc.	307,238	258,500,836
Enphase Energy, Inc. (a)	101,123	8,047,368
Entegris, Inc.	5,907	520,052
KLA Corp.	104,307	48,992,998
Lam Research Corp.	96,601	56,822,640
Lattice Semiconductor Corp. (a)	103,485	5,754,801
Microchip Technology, Inc.	291,474	20,779,181
Monolithic Power Systems, Inc.	34,479	15,230,753
NVIDIA Corp.	1,806,916	736,860,345
Qualcomm, Inc.	739,761	80,626,551
Teradyne, Inc.	98,639	8,213,670
Texas Instruments, Inc.	281,629	39,994,134
Universal Display Corp.	16,032	2,231,334
		1,424,155,955
Software - 19.0%
Adobe, Inc. (a)	348,430	185,385,666
Alteryx, Inc. Class A (a)(b)	46,599	1,491,634
ANSYS, Inc. (a)	54,412	15,140,683
AppLovin Corp. (a)(b)	41,098	1,497,611
Atlassian Corp. PLC (a)	109,980	19,866,787
Autodesk, Inc. (a)	163,354	32,283,651
Bentley Systems, Inc. Class B	135,329	6,582,403
Cadence Design Systems, Inc. (a)	205,526	49,295,411
Confluent, Inc. (a)	140,401	4,058,993
Crowdstrike Holdings, Inc. (a)	159,990	28,281,432
Datadog, Inc. Class A (a)	207,532	16,907,632
DocuSign, Inc. (a)	153,664	5,974,456
DoubleVerify Holdings, Inc. (a)	94,819	2,638,813
Dropbox, Inc. Class A (a)	174,427	4,587,430
Dynatrace, Inc. (a)	182,658	8,166,639
Elastic NV (a)	59,096	4,434,564
Fair Isaac Corp. (a)	18,414	15,575,850
Five9, Inc. (a)	53,952	3,122,202
Fortinet, Inc. (a)	499,243	28,541,722
Gen Digital, Inc.	65,717	1,094,845
GitLab, Inc. (a)	66,659	2,885,002
HashiCorp, Inc. (a)	50,621	996,727
HubSpot, Inc. (a)	34,703	14,706,090
Informatica, Inc. (a)(b)	2,352	45,111
Intuit, Inc.	207,734	102,817,943
Manhattan Associates, Inc. (a)	46,815	9,127,989
Microsoft Corp.	5,659,459	1,913,519,682
nCino, Inc. (a)(b)	4,887	137,325
New Relic, Inc. (a)(b)	42,635	3,695,175
Nutanix, Inc. Class A (a)	42,266	1,529,607
Oracle Corp.	475,218	49,137,541
Palantir Technologies, Inc. (a)(b)	1,423,593	21,069,176
Palo Alto Networks, Inc. (a)	229,172	55,693,379
Pegasystems, Inc.	31,793	1,358,833
Procore Technologies, Inc. (a)	59,556	3,638,276
PTC, Inc. (a)	45,539	6,394,586
RingCentral, Inc. (a)	64,742	1,720,842
Salesforce, Inc. (a)	542,705	108,991,445
SentinelOne, Inc. (a)	23,606	368,962
ServiceNow, Inc. (a)	154,819	90,081,435
Smartsheet, Inc. (a)	95,208	3,764,524
Splunk, Inc. (a)	116,047	17,077,477
Synopsys, Inc. (a)	115,498	54,219,381
Teradata Corp. (a)	76,385	3,263,167
Tyler Technologies, Inc. (a)	23,908	8,915,293
UiPath, Inc. Class A (a)	218,946	3,400,231
Unity Software, Inc. (a)(b)	86,020	2,182,327
VMware, Inc. Class A (a)	163,205	23,770,808
Workday, Inc. Class A (a)	150,367	31,834,198
Zscaler, Inc. (a)	66,309	10,522,575
		2,981,793,531
Technology Hardware, Storage & Peripherals - 12.4%
Apple, Inc.	11,348,582	1,937,997,346
HP, Inc.	134,031	3,529,036
NetApp, Inc.	63,762	4,640,598
Pure Storage, Inc. Class A (a)	167,042	5,647,690
		1,951,814,670
TOTAL INFORMATION TECHNOLOGY		6,728,061,366
MATERIALS - 0.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	17,779	466,343
Ecolab, Inc.	146,934	24,646,709
FMC Corp.	14,054	747,673
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	102,732	140,743
Linde PLC	35,068	13,401,587
PPG Industries, Inc.	44,783	5,498,009
RPM International, Inc.	18,459	1,684,753
Sherwin-Williams Co.	150,635	35,882,763
The Scotts Miracle-Gro Co. Class A (b)	31,461	1,398,127
		83,866,707
Construction Materials - 0.1%
Eagle Materials, Inc.	17,587	2,706,815
Vulcan Materials Co.	22,169	4,355,987
		7,062,802
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA (b)	100,987	340,326
Avery Dennison Corp.	20,190	3,514,473
Graphic Packaging Holding Co.	123,539	2,657,324
Sealed Air Corp.	60,341	1,857,899
		8,370,022
Metals & Mining - 0.0%
Southern Copper Corp.	64,822	4,595,880
TOTAL MATERIALS		103,895,411
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	353,989	63,077,300
Crown Castle International Corp.	34,863	3,241,562
Equinix, Inc.	35,628	25,995,614
Equity Lifestyle Properties, Inc.	44,059	2,899,082
Iron Mountain, Inc.	108,941	6,435,145
Lamar Advertising Co. Class A	50,950	4,191,657
Public Storage	69,190	16,516,345
SBA Communications Corp. Class A	8,258	1,722,867
Simon Property Group, Inc.	53,808	5,912,961
Sun Communities, Inc.	20,380	2,267,071
UDR, Inc.	13,910	442,477
		132,702,081
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	132,095	9,697,094
TOTAL REAL ESTATE		142,399,175
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	310,185	4,621,757
Vistra Corp.	81,397	2,663,310
		7,285,067
TOTAL COMMON STOCKS (Cost $12,267,373,692)		15,671,090,086

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $1,966,750)	2,000,000	1,966,634

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	49,875,223	49,885,198
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	66,686,872	66,693,541
TOTAL MONEY MARKET FUNDS (Cost $116,578,739)		116,578,739

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $12,385,919,181)	15,789,635,459
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(65,281,901)
NET ASSETS - 100.0%	15,724,353,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	126	Dec 2023	36,515,430	(73,850)	(73,850)
CME E-mini S&P 500 Index Contracts (United States)	54	Dec 2023	11,373,075	3,734	3,734

TOTAL FUTURES CONTRACTS					(70,116)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,966,634.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	29,454,172	3,126,400,995	3,105,969,969	2,088,243	-	-	49,885,198	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	102,862,982	377,110,680	413,280,121	183,985	-	-	66,693,541	0.3%
Total	132,317,154	3,503,511,675	3,519,250,090	2,272,228	-	-	116,578,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,806,903,702	1,806,903,702	-	-
Consumer Discretionary	2,442,364,197	2,442,364,197	-	-
Consumer Staples	672,586,717	672,586,717	-	-
Energy	91,613,735	91,613,735	-	-
Financials	1,016,146,220	1,016,146,220	-	-
Health Care	1,739,306,589	1,739,306,589	-	-
Industrials	920,527,907	920,527,907	-	-
Information Technology	6,728,061,366	6,728,061,366	-	-
Materials	103,895,411	103,895,411	-	-
Real Estate	142,399,175	142,399,175	-	-
Utilities	7,285,067	7,285,067	-	-

U.S. Government and Government Agency Obligations	1,966,634	-	1,966,634	-

Money Market Funds	116,578,739	116,578,739	-	-
Total Investments in Securities:	15,789,635,459	15,787,668,825	1,966,634	-
Derivative Instruments: Assets
Futures Contracts	3,734	3,734	-	-
Total Assets	3,734	3,734	-	-
Liabilities
Futures Contracts	(73,850)	(73,850)	-	-
Total Liabilities	(73,850)	(73,850)	-	-
Total Derivative Instruments:	(70,116)	(70,116)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,734	(73,850)
Total Equity Risk	3,734	(73,850)
Total Value of Derivatives	3,734	(73,850)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $65,601,074) - See accompanying schedule:
Unaffiliated issuers (cost $12,269,340,442)	$15,673,056,720
Fidelity Central Funds (cost $116,578,739)	116,578,739

Total Investment in Securities (cost $12,385,919,181)		$15,789,635,459
Segregated cash with brokers for derivative instruments		1,318,064
Receivable for fund shares sold		32,525,317
Dividends receivable		6,086,488
Distributions receivable from Fidelity Central Funds		254,195
Receivable for daily variation margin on futures contracts		314,094
Other receivables		74
Total assets		15,830,133,691
Liabilities
Payable for investments purchased	$30,078,546
Payable for fund shares redeemed	8,536,197
Accrued management fee	466,149
Other payables and accrued expenses	76
Collateral on securities loaned	66,699,165
Total Liabilities		105,780,133
Net Assets		$15,724,353,558
Net Assets consist of:
Paid in capital		$12,633,511,938
Total accumulated earnings (loss)		3,090,841,620
Net Assets		$15,724,353,558
Net Asset Value, offering price and redemption price per share ($15,724,353,558 ÷ 614,203,147 shares)		$25.60

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$63,544,141
Interest		85,461
Income from Fidelity Central Funds (including $183,985 from security lending)		2,272,228
Total Income		65,901,830
Expenses
Management fee	$2,635,607
Independent trustees' fees and expenses	24,433
Total expenses before reductions	2,660,040
Expense reductions	(3,277)
Total expenses after reductions		2,656,763
Net Investment income (loss)		63,245,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(113,240,185)
Redemptions in-kind	179,502,518
Futures contracts	3,088,768
Total net realized gain (loss)		69,351,101
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	749,158,021
Futures contracts	(2,545,442)
Total change in net unrealized appreciation (depreciation)		746,612,579
Net gain (loss)		815,963,680
Net increase (decrease) in net assets resulting from operations		$879,208,747
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,245,067	$102,228,602
Net realized gain (loss)	69,351,101	(387,899,841)
Change in net unrealized appreciation (depreciation)	746,612,579	743,457,384
Net increase (decrease) in net assets resulting from operations	879,208,747	457,786,145
Distributions to shareholders	(30,299,823)	(82,379,037)

Share transactions
Proceeds from sales of shares	4,856,965,330	6,253,077,049
Reinvestment of distributions	25,795,892	72,260,562
Cost of shares redeemed	(2,960,499,908)	(2,468,414,952)

Net increase (decrease) in net assets resulting from share transactions	1,922,261,314	3,856,922,659
Total increase (decrease) in net assets	2,771,170,238	4,232,329,767

Net Assets
Beginning of period	12,953,183,320	8,720,853,553
End of period	$15,724,353,558	$12,953,183,320

Other Information
Shares
Sold	186,273,239	278,500,617
Issued in reinvestment of distributions	983,075	3,381,907
Redeemed	(111,663,604)	(111,204,559)
Net increase (decrease)	75,592,710	170,677,965

Financial Highlights
Fidelity® Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.05	$23.70	$25.63	$17.27	$15.75	$13.62
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.19	.18	.20	.19
Net realized and unrealized gain (loss)	1.49	.30	(1.46)	8.60	1.50	2.13
Total from investment operations	1.60	.53	(1.27)	8.78	1.70	2.32
Distributions from net investment income	(.05)	(.18)	(.16)	(.18)	(.17)	(.15)
Distributions from net realized gain	-	-	(.50)	(.24)	(.01)	(.04)
Total distributions	(.05)	(.18)	(.66)	(.42)	(.18)	(.19)
Net asset value, end of period	$25.60	$24.05	$23.70	$25.63	$17.27	$15.75
Total Return C,D	6.66%	2.33%	(5.39)%	51.34%	10.84%	17.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.04% G	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04% G	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03% G	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	.83% G	1.01%	.70%	.82%	1.20%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$15,724,354	$12,953,183	$8,720,854	$7,121,373	$4,042,492	$2,240,759
Portfolio turnover rate H	33% G,I	12%	14%	21%	15%	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,937,155,535
Gross unrealized depreciation	(665,989,120)
Net unrealized appreciation (depreciation)	$3,271,166,415
Tax cost	$12,518,398,928

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(235,533,247)
Long-term	(94,780,145)
Total capital loss carryforward	$(330,313,392)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	4,816,563,168	2,484,544,759

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	15,214,911	179,502,518	399,239,254
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Growth Index Fund	Borrower	$205,151,250	5.31%	$121,079

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$18,939	$6,553	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,277.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Large Cap Growth Index Fund	.04%
Actual		$ 1,000	$ 1,066.60	$ .21
Hypothetical-B		$ 1,000	$ 1,024.94	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9879606.107
LC1-I-SANN-1223
Fidelity® Large Cap Value Index Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	3.5
Exxon Mobil Corp.	2.4
JPMorgan Chase & Co.	2.3
Johnson & Johnson	2.0
Procter & Gamble Co.	1.6
Chevron Corp.	1.4
Walmart, Inc.	1.3
Cisco Systems, Inc.	1.2
Merck & Co., Inc.	1.2
Bank of America Corp.	1.0
17.9

Market Sectors (% of Fund's net assets)

Financials	20.8
Health Care	15.1
Industrials	13.2
Energy	9.0
Information Technology	8.9
Consumer Staples	8.5
Utilities	5.1
Materials	4.9
Communication Services	4.8
Consumer Discretionary	4.8
Real Estate	4.6

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,500,572	38,508,809
Frontier Communications Parent, Inc. (a)(b)	90,678	1,624,950
GCI Liberty, Inc. Class A (c)	15,899	0
Iridium Communications, Inc.	2,764	102,406
Verizon Communications, Inc.	1,402,451	49,268,104
		89,504,269
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (b)	3,522	37,615
Electronic Arts, Inc.	93,742	11,604,322
Liberty Media Corp. Liberty Formula One:
Class A	8,403	483,593
Class C	66,097	4,275,815
Liberty Media Corp. Liberty Live:
Class C	16,044	511,322
Series A	6,575	205,403
Live Nation Entertainment, Inc. (a)	41,430	3,315,229
Madison Square Garden Sports Corp.	6,368	1,070,716
Playtika Holding Corp. (a)	1,141	9,584
Roku, Inc. Class A (a)	38,987	2,322,456
Take-Two Interactive Software, Inc. (a)	56,418	7,545,908
The Walt Disney Co. (a)	626,083	51,082,112
Warner Bros Discovery, Inc. (a)	778,182	7,735,129
		90,199,204
Interactive Media & Services - 0.0%
IAC, Inc. (a)	10,017	426,223
Match Group, Inc. (a)	13,646	472,152
TripAdvisor, Inc. (a)	47,478	700,775
Zoominfo Technologies, Inc. (a)	58,416	757,071
		2,356,221
Media - 1.4%
Cable One, Inc. (b)	1,155	635,100
Comcast Corp. Class A	1,400,863	57,841,633
DISH Network Corp. Class A (a)(b)	15,123	74,103
Fox Corp.:
Class A	91,054	2,767,131
Class B	45,529	1,270,714
Interpublic Group of Companies, Inc.	140,080	3,978,272
Liberty Broadband Corp.:
Class A (a)	6,365	530,332
Class C (a)	31,471	2,621,849
Liberty Media Corp. Liberty SiriusXM	52,599	1,291,305
Liberty Media Corp. Liberty SiriusXM Class A	35,305	864,619
News Corp.:
Class A	130,160	2,691,709
Class B (b)	48,058	1,030,364
Nexstar Broadcasting Group, Inc. Class A	9,139	1,280,191
Omnicom Group, Inc.	69,944	5,239,505
Paramount Global:
Class A (b)	12,953	180,047
Class B (b)	129,238	1,406,109
Sirius XM Holdings, Inc. (b)	220,543	943,924
The New York Times Co. Class A	55,221	2,225,959
		86,872,866
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	183,410	26,385,363
TOTAL COMMUNICATION SERVICES		295,317,923
CONSUMER DISCRETIONARY - 4.8%
Automobile Components - 0.3%
Aptiv PLC (a)	92,610	8,075,592
BorgWarner, Inc.	79,777	2,943,771
Gentex Corp.	80,138	2,298,358
Lear Corp.	21,005	2,725,609
Phinia, Inc.	15,951	412,812
QuantumScape Corp. Class A (a)(b)	100,564	524,944
		16,981,086
Automobiles - 0.5%
Ford Motor Co.	1,354,784	13,209,144
General Motors Co.	469,823	13,249,009
Harley-Davidson, Inc.	44,804	1,202,987
Lucid Group, Inc. Class A (a)(b)	281,360	1,159,203
Rivian Automotive, Inc. (a)(b)	233,719	3,790,922
Thor Industries, Inc.	17,517	1,540,270
		34,151,535
Broadline Retail - 0.2%
eBay, Inc.	171,504	6,728,102
Etsy, Inc. (a)	20,387	1,270,110
Kohl's Corp. (b)	50,982	1,149,644
Macy's, Inc. (b)	105,013	1,279,058
Nordstrom, Inc. (b)	49,778	695,896
Ollie's Bargain Outlet Holdings, Inc. (a)	14,327	1,106,617
		12,229,427
Distributors - 0.2%
Genuine Parts Co.	47,986	6,183,476
LKQ Corp.	91,121	4,002,034
		10,185,510
Diversified Consumer Services - 0.1%
ADT, Inc.	88,364	500,140
Bright Horizons Family Solutions, Inc. (a)	17,205	1,274,202
Grand Canyon Education, Inc. (a)	7,469	883,807
H&R Block, Inc.	18,226	748,177
Mister Car Wash, Inc. (a)(b)	25,211	131,097
Service Corp. International	31,940	1,738,175
		5,275,598
Hotels, Restaurants & Leisure - 1.4%
ARAMARK Holdings Corp.	80,088	2,156,770
Boyd Gaming Corp.	25,122	1,387,991
Caesars Entertainment, Inc. (a)	28,378	1,131,998
Carnival Corp. (a)	335,598	3,845,953
Cava Group, Inc. (b)	1,209	38,192
Darden Restaurants, Inc.	22,009	3,202,970
Doordash, Inc. (a)	21,729	1,628,589
Expedia, Inc. (a)	13,170	1,254,969
Hilton Worldwide Holdings, Inc.	47,679	7,224,799
Hyatt Hotels Corp. Class A (b)	15,678	1,606,054
Las Vegas Sands Corp.	7,671	364,066
Marriott Vacations Worldwide Corp.	15,229	1,368,478
McDonald's Corp.	146,568	38,425,733
MGM Resorts International	104,410	3,645,997
Norwegian Cruise Line Holdings Ltd. (a)(b)	109,707	1,492,015
Penn Entertainment, Inc. (a)	24,501	483,405
Planet Fitness, Inc. (a)	17,192	950,202
Royal Caribbean Cruises Ltd. (a)	55,967	4,742,084
Travel+Leisure Co.	18,201	619,380
Vail Resorts, Inc.	11,782	2,500,730
Wyndham Hotels & Resorts, Inc.	26,702	1,933,225
Wynn Resorts Ltd.	33,356	2,927,990
Yum! Brands, Inc.	11,706	1,414,787
		84,346,377
Household Durables - 0.8%
D.R. Horton, Inc.	106,479	11,116,408
Garmin Ltd.	50,522	5,180,021
Leggett & Platt, Inc.	58,502	1,370,702
Lennar Corp.:
Class A	84,925	9,059,799
Class B	4,805	473,821
Mohawk Industries, Inc. (a)	12,371	994,381
Newell Brands, Inc.	70,945	476,750
NVR, Inc. (a)	921	4,985,023
PulteGroup, Inc.	74,594	5,489,372
Tempur Sealy International, Inc.	45,470	1,815,617
Toll Brothers, Inc.	37,284	2,636,352
TopBuild Corp. (a)	10,129	2,317,110
Whirlpool Corp.	20,468	2,140,134
		48,055,490
Leisure Products - 0.1%
Brunswick Corp.	22,308	1,549,737
Hasbro, Inc.	46,965	2,120,470
Mattel, Inc. (a)	120,366	2,296,583
Polaris, Inc.	16,812	1,452,893
		7,419,683
Specialty Retail - 0.7%
Advance Auto Parts, Inc. (b)	10,193	530,342
AutoNation, Inc. (a)	10,060	1,308,605
AutoZone, Inc. (a)	1,023	2,534,104
Bath & Body Works, Inc.	78,352	2,323,137
Best Buy Co., Inc.	57,514	3,843,085
CarMax, Inc. (a)	50,998	3,115,468
Dick's Sporting Goods, Inc.	19,032	2,035,472
GameStop Corp. Class A (a)(b)	91,593	1,261,236
Gap, Inc. (b)	77,171	987,789
Lithia Motors, Inc. Class A (sub. vtg.)	9,254	2,241,411
Lowe's Companies, Inc.	53,600	10,214,552
Murphy U.S.A., Inc.	364	132,019
O'Reilly Automotive, Inc. (a)	3,115	2,898,321
Penske Automotive Group, Inc.	6,875	983,675
Petco Health & Wellness Co., Inc. (a)(b)	28,005	96,897
RH (a)	5,442	1,186,138
Ross Stores, Inc.	7,715	894,709
Valvoline, Inc. (b)	41,772	1,239,375
Victoria's Secret & Co. (a)	19,672	351,735
Wayfair LLC Class A (a)(b)	17,144	730,506
Williams-Sonoma, Inc. (b)	18,986	2,852,457
		41,761,033
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	39,061	1,999,142
Carter's, Inc. (b)	12,611	846,955
Columbia Sportswear Co.	12,247	903,829
NIKE, Inc. Class B	190,125	19,539,146
PVH Corp.	21,321	1,585,216
Ralph Lauren Corp.	13,655	1,536,597
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	42,307	2,040,044
Tapestry, Inc.	81,304	2,240,738
Under Armour, Inc.:
Class A (sub. vtg.) (a)	64,615	442,613
Class C (non-vtg.) (a)	68,446	440,108
VF Corp.	91,411	1,346,484
		32,920,872
TOTAL CONSUMER DISCRETIONARY		293,326,611
CONSUMER STAPLES - 8.5%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	242	80,816
Brown-Forman Corp.:
Class A (b)	3,373	193,678
Class B (non-vtg.)	15,049	845,152
Constellation Brands, Inc. Class A (sub. vtg.)	49,606	11,615,245
Keurig Dr. Pepper, Inc.	331,882	10,065,981
Molson Coors Beverage Co. Class B	59,786	3,453,837
PepsiCo, Inc.	145,754	23,798,713
The Coca-Cola Co.	672,083	37,965,969
		88,019,391
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	121,049	2,626,763
BJ's Wholesale Club Holdings, Inc. (a)	29,748	2,026,434
Casey's General Stores, Inc.	10,902	2,964,363
Dollar Tree, Inc. (a)	72,888	8,097,128
Grocery Outlet Holding Corp. (a)	32,519	899,801
Kroger Co.	223,277	10,130,077
Performance Food Group Co. (a)	27,770	1,603,995
U.S. Foods Holding Corp. (a)	77,487	3,017,344
Walgreens Boots Alliance, Inc.	213,586	4,502,393
Walmart, Inc.	488,687	79,856,343
		115,724,641
Food Products - 1.8%
Archer Daniels Midland Co.	182,719	13,077,199
Bunge Ltd.	51,080	5,413,458
Campbell Soup Co.	65,419	2,643,582
Conagra Brands, Inc.	173,391	4,743,978
Darling Ingredients, Inc. (a)	56,585	2,506,150
Flowers Foods, Inc.	64,269	1,409,419
Freshpet, Inc. (a)(b)	11,303	648,792
General Mills, Inc.	201,051	13,116,567
Hormel Foods Corp.	74,428	2,422,631
Ingredion, Inc.	22,553	2,110,510
Kellanova	93,720	4,730,048
Lamb Weston Holdings, Inc.	2,800	251,440
McCormick & Co., Inc. (non-vtg.)	85,971	5,493,547
Mondelez International, Inc.	465,562	30,824,860
Pilgrim's Pride Corp. (a)	14,119	360,035
Post Holdings, Inc. (a)(b)	18,290	1,468,321
Seaboard Corp.	87	305,105
The Hershey Co.	13,005	2,436,487
The J.M. Smucker Co.	35,987	4,096,760
The Kraft Heinz Co.	285,172	8,971,511
Tyson Foods, Inc. Class A	82,025	3,801,859
WK Kellogg Co.	22,377	224,218
		111,056,477
Household Products - 2.0%
Church & Dwight Co., Inc.	8,667	788,177
Colgate-Palmolive Co.	280,936	21,103,912
Kimberly-Clark Corp.	6,822	816,184
Procter & Gamble Co.	654,502	98,194,935
Reynolds Consumer Products, Inc.	18,473	469,768
Spectrum Brands Holdings, Inc.	13,746	1,035,349
		122,408,325
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	123,303	1,155,349
Estee Lauder Companies, Inc. Class A	55,769	7,186,951
Kenvue, Inc.	392,484	7,300,202
Olaplex Holdings, Inc. (a)	43,007	61,070
		15,703,572
Tobacco - 1.2%
Altria Group, Inc.	611,486	24,563,393
Philip Morris International, Inc.	531,310	47,371,600
		71,934,993
TOTAL CONSUMER STAPLES		524,847,399
ENERGY - 9.0%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	346,647	11,931,590
Halliburton Co.	245,623	9,662,809
NOV, Inc.	134,150	2,677,634
Schlumberger Ltd.	487,729	27,146,996
TechnipFMC PLC	150,116	3,230,496
		54,649,525
Oil, Gas & Consumable Fuels - 8.1%
Antero Midstream GP LP	77,336	954,326
Antero Resources Corp. (a)	96,704	2,846,966
APA Corp.	12,148	482,519
Chesapeake Energy Corp.	43,395	3,735,442
Chevron Corp.	605,779	88,280,174
ConocoPhillips Co.	415,120	49,316,256
Coterra Energy, Inc.	255,384	7,023,060
Devon Energy Corp.	221,715	10,325,268
Diamondback Energy, Inc.	61,983	9,937,115
DT Midstream, Inc.	33,174	1,790,401
EOG Resources, Inc.	201,186	25,399,733
EQT Corp.	123,317	5,226,174
Exxon Mobil Corp.	1,371,445	145,167,453
Hess Corp.	42,031	6,069,276
HF Sinclair Corp.	48,281	2,673,802
Kinder Morgan, Inc.	671,156	10,872,727
Marathon Oil Corp.	212,614	5,806,488
Marathon Petroleum Corp.	145,145	21,953,181
Occidental Petroleum Corp.	238,748	14,757,014
ONEOK, Inc.	144,509	9,421,987
Ovintiv, Inc.	48,902	2,347,296
Phillips 66 Co.	157,707	17,989,637
Pioneer Natural Resources Co.	79,664	19,039,696
Range Resources Corp. (b)	80,055	2,869,171
Southwestern Energy Co. (a)	375,179	2,675,026
The Williams Companies, Inc.	416,758	14,336,475
Valero Energy Corp.	120,507	15,304,389
		496,601,052
TOTAL ENERGY		551,250,577
FINANCIALS - 20.8%
Banks - 6.3%
Bank of America Corp.	2,384,781	62,815,132
Bank OZK	36,920	1,322,105
BOK Financial Corp.	9,664	633,185
Citigroup, Inc.	669,930	26,455,536
Citizens Financial Group, Inc.	177,376	4,155,920
Columbia Banking Systems, Inc.	78,017	1,534,594
Comerica, Inc.	44,997	1,772,882
Commerce Bancshares, Inc.	35,266	1,546,767
Cullen/Frost Bankers, Inc.	20,241	1,841,729
East West Bancorp, Inc.	48,030	2,575,369
Fifth Third Bancorp	232,238	5,506,363
First Citizens Bancshares, Inc.	3,307	4,566,107
First Hawaiian, Inc.	48,789	874,787
First Horizon National Corp.	185,376	1,992,792
FNB Corp., Pennsylvania	122,273	1,307,098
Huntington Bancshares, Inc.	504,148	4,865,028
JPMorgan Chase & Co.	988,295	137,432,303
KeyCorp	351,441	3,591,727
M&T Bank Corp.	56,591	6,380,635
New York Community Bancorp, Inc.	243,539	2,308,750
Nu Holdings Ltd. (a)	248,583	2,038,381
Pinnacle Financial Partners, Inc.	25,725	1,604,211
PNC Financial Services Group, Inc.	136,323	15,604,894
Popular, Inc.	24,063	1,565,058
Prosperity Bancshares, Inc.	29,781	1,624,256
Regions Financial Corp.	319,770	4,646,258
Synovus Financial Corp.	58,278	1,519,307
Truist Financial Corp.	424,333	12,034,084
U.S. Bancorp	524,578	16,723,547
Webster Financial Corp.	59,366	2,254,127
Wells Fargo & Co.	1,256,506	49,971,244
Western Alliance Bancorp.	36,968	1,519,385
Wintrust Financial Corp.	20,800	1,553,552
Zions Bancorp NA	53,165	1,640,140
		387,777,253
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	12,192	1,496,690
Bank of New York Mellon Corp.	266,854	11,341,295
BlackRock, Inc. Class A	50,890	31,158,929
Blue Owl Capital, Inc. Class A (b)	130,028	1,603,245
Carlyle Group LP	76,238	2,099,595
Cboe Global Markets, Inc.	35,978	5,896,434
Charles Schwab Corp.	507,408	26,405,512
CME Group, Inc.	122,911	26,236,582
Coinbase Global, Inc. (a)(b)	57,009	4,396,534
Evercore, Inc. Class A	12,169	1,584,160
Franklin Resources, Inc.	106,359	2,423,922
Goldman Sachs Group, Inc.	111,416	33,827,012
Houlihan Lokey	16,019	1,610,230
Interactive Brokers Group, Inc.	34,568	2,767,860
Intercontinental Exchange, Inc.	193,776	20,819,293
Invesco Ltd.	151,677	1,967,251
Janus Henderson Group PLC	16,195	373,619
Jefferies Financial Group, Inc.	69,925	2,250,187
KKR & Co. LP	166,635	9,231,579
Lazard Ltd. Class A	44,474	1,235,043
Moody's Corp.	4,780	1,472,240
Morgan Stanley	411,610	29,150,220
MSCI, Inc.	13,138	6,195,224
NASDAQ, Inc.	116,849	5,795,710
Northern Trust Corp.	59,388	3,914,263
Raymond James Financial, Inc.	64,732	6,178,022
Robinhood Markets, Inc. (a)(b)	239,359	2,187,741
S&P Global, Inc.	100,713	35,180,058
SEI Investments Co.	34,796	1,867,153
State Street Corp.	110,661	7,152,020
Stifel Financial Corp.	35,097	2,000,529
T. Rowe Price Group, Inc.	75,468	6,829,854
TPG, Inc. (b)	15,527	429,166
Tradeweb Markets, Inc. Class A	25,629	2,306,866
Virtu Financial, Inc. Class A	30,635	566,441
XP, Inc. Class A	104,169	2,083,380
		302,033,859
Consumer Finance - 0.9%
Ally Financial, Inc.	103,029	2,492,272
American Express Co.	136,114	19,876,727
Capital One Financial Corp.	129,728	13,140,149
Credit Acceptance Corp. (a)(b)	2,193	882,529
Discover Financial Services	85,359	7,006,267
OneMain Holdings, Inc.	45,783	1,644,983
SLM Corp.	46,598	605,774
SoFi Technologies, Inc. (a)(b)	313,691	2,368,367
Synchrony Financial	146,900	4,120,545
		52,137,613
Financial Services - 4.4%
Affirm Holdings, Inc. (a)(b)	79,843	1,406,035
Berkshire Hathaway, Inc. Class B (a)	626,945	213,995,128
Block, Inc. Class A (a)	120,028	4,831,127
Corebridge Financial, Inc.	50,645	1,012,900
Euronet Worldwide, Inc. (a)	8,103	622,635
Fidelity National Information Services, Inc.	185,368	9,103,422
Fiserv, Inc. (a)	150,918	17,166,923
FleetCor Technologies, Inc. (a)	1,712	385,491
Global Payments, Inc.	89,516	9,508,390
Jack Henry & Associates, Inc.	16,989	2,395,279
MGIC Investment Corp.	97,299	1,638,515
NCR Atleos Corp.	21,846	481,923
PayPal Holdings, Inc. (a)	38,298	1,983,836
Rocket Companies, Inc. (a)(b)	42,376	313,159
TFS Financial Corp.	37,792	448,213
The Western Union Co.	109,143	1,232,224
UWM Holdings Corp. Class A (b)	20,802	100,890
Voya Financial, Inc.	33,495	2,236,461
WEX, Inc. (a)	7,924	1,319,188
		270,181,739
Insurance - 4.2%
AFLAC, Inc.	205,967	16,088,082
Allstate Corp.	89,749	11,499,539
American Financial Group, Inc.	24,880	2,720,877
American International Group, Inc.	247,680	15,185,261
Aon PLC	69,208	21,412,955
Arch Capital Group Ltd. (a)	105,113	9,111,195
Arthur J. Gallagher & Co.	68,399	16,107,281
Assurant, Inc.	18,084	2,692,708
Assured Guaranty Ltd.	19,440	1,213,056
Axis Capital Holdings Ltd.	26,574	1,517,375
Brighthouse Financial, Inc. (a)	24,794	1,123,168
Brown & Brown, Inc.	49,469	3,434,138
Chubb Ltd.	141,110	30,285,028
Cincinnati Financial Corp.	52,520	5,234,668
CNA Financial Corp.	8,924	360,530
Everest Re Group Ltd.	12,677	5,015,275
Fidelity National Financial, Inc.	88,728	3,468,378
First American Financial Corp.	34,264	1,762,540
Globe Life, Inc.	30,046	3,496,153
Hanover Insurance Group, Inc.	12,136	1,422,461
Hartford Financial Services Group, Inc.	104,190	7,652,756
Kemper Corp.	20,621	822,365
Lincoln National Corp.	50,105	1,090,786
Loews Corp.	63,242	4,048,120
Markel Group, Inc. (a)	4,494	6,608,517
Marsh & McLennan Companies, Inc.	33,721	6,395,188
MetLife, Inc.	221,357	13,283,634
Old Republic International Corp.	91,842	2,514,634
Primerica, Inc.	4,362	833,840
Principal Financial Group, Inc.	85,209	5,766,945
Progressive Corp.	50,219	7,939,122
Prudential Financial, Inc.	128,917	11,788,170
Reinsurance Group of America, Inc.	22,738	3,398,649
RenaissanceRe Holdings Ltd.	12,622	2,771,665
RLI Corp.	10,712	1,427,267
The Travelers Companies, Inc.	78,896	13,210,346
Unum Group	67,202	3,286,178
W.R. Berkley Corp.	69,252	4,668,970
White Mountains Insurance Group Ltd.	847	1,211,845
Willis Towers Watson PLC	31,428	7,413,551
		259,283,216
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	130,317	961,739
Annaly Capital Management, Inc.	112,504	1,756,187
Rithm Capital Corp.	164,761	1,537,220
Starwood Property Trust, Inc. (b)	142,197	2,523,997
		6,779,143
TOTAL FINANCIALS		1,278,192,823
HEALTH CARE - 15.1%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	8,343	1,266,467
Amgen, Inc.	58,523	14,964,331
Biogen, Inc. (a)	49,299	11,710,484
BioMarin Pharmaceutical, Inc. (a)	56,457	4,598,423
Exact Sciences Corp. (a)	39,877	2,456,024
Exelixis, Inc. (a)	28,754	592,045
Gilead Sciences, Inc.	427,904	33,607,580
Incyte Corp. (a)	16,547	892,380
Ionis Pharmaceuticals, Inc. (a)	6,796	300,859
Karuna Therapeutics, Inc. (a)	1,809	301,397
Mirati Therapeutics, Inc. (a)	15,641	868,545
Moderna, Inc. (a)	113,759	8,641,134
Regeneron Pharmaceuticals, Inc. (a)	33,057	25,780,824
Repligen Corp. (a)(b)	10,594	1,425,529
Roivant Sciences Ltd. (a)(b)	6,213	53,680
United Therapeutics Corp. (a)	15,438	3,440,513
Vertex Pharmaceuticals, Inc. (a)	7,496	2,714,377
		113,614,592
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	555,328	52,506,262
Baxter International, Inc.	151,257	4,905,265
Becton, Dickinson & Co.	97,019	24,524,463
Boston Scientific Corp. (a)	491,531	25,161,472
Dentsply Sirona, Inc.	79,013	2,402,785
Enovis Corp. (a)	22,054	1,012,279
Envista Holdings Corp. (a)	65,404	1,521,951
GE Healthcare Holding LLC	123,291	8,207,482
Globus Medical, Inc. (a)	31,631	1,445,853
Hologic, Inc. (a)	83,120	5,500,050
ICU Medical, Inc. (a)(b)	6,892	675,830
Integra LifeSciences Holdings Corp. (a)	29,385	1,056,685
Medtronic PLC	454,742	32,086,596
QuidelOrtho Corp. (a)	20,228	1,235,526
STERIS PLC	33,933	7,125,251
Stryker Corp.	90,726	24,515,980
Tandem Diabetes Care, Inc. (a)	25,145	435,009
Teleflex, Inc.	11,261	2,080,470
The Cooper Companies, Inc.	16,621	5,181,597
Zimmer Biomet Holdings, Inc.	73,168	7,639,471
		209,220,277
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)	30,669	2,254,478
agilon health, Inc. (a)(b)	10,668	192,024
Amedisys, Inc. (a)	10,969	1,003,554
Cardinal Health, Inc.	42,564	3,873,324
Centene Corp. (a)	185,134	12,770,543
Chemed Corp.	1,427	802,902
Cigna Group	92,556	28,618,315
CVS Health Corp.	438,384	30,252,880
Elevance Health, Inc.	70,366	31,671,033
Encompass Health Corp.	31,465	1,968,450
HCA Holdings, Inc.	55,504	12,551,675
Henry Schein, Inc. (a)	44,576	2,896,548
Humana, Inc.	24,204	12,675,393
Laboratory Corp. of America Holdings	30,268	6,045,428
McKesson Corp.	28,728	13,081,582
Molina Healthcare, Inc. (a)	9,011	3,000,212
Premier, Inc.	40,650	781,293
Quest Diagnostics, Inc.	38,311	4,984,261
R1 RCM, Inc. (a)	52,163	615,002
Tenet Healthcare Corp. (a)	34,514	1,853,402
UnitedHealth Group, Inc.	50,602	27,100,407
Universal Health Services, Inc. Class B	20,723	2,608,818
		201,601,524
Health Care Technology - 0.0%
Certara, Inc. (a)	25,929	316,075
Doximity, Inc. (a)	28,134	574,778
Teladoc Health, Inc. (a)(b)	17,181	284,174
		1,175,027
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	18,891	1,952,763
Avantor, Inc. (a)	230,788	4,022,635
Azenta, Inc. (a)	21,983	999,127
Bio-Rad Laboratories, Inc. Class A (a)	7,019	1,932,190
Bio-Techne Corp.	3,028	165,420
Charles River Laboratories International, Inc. (a)	17,357	2,922,225
Danaher Corp.	225,331	43,268,059
Fortrea Holdings, Inc.	30,327	861,287
ICON PLC (a)	23,724	5,787,707
Illumina, Inc. (a)	39,121	4,280,620
IQVIA Holdings, Inc. (a)	4,612	833,988
Maravai LifeSciences Holdings, Inc. (a)	15,729	107,901
QIAGEN NV (a)	77,764	2,910,707
Revvity, Inc.	43,190	3,578,292
Sotera Health Co. (a)	10,276	130,094
Thermo Fisher Scientific, Inc.	50,718	22,557,845
		96,310,860
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	719,709	37,086,605
Catalent, Inc. (a)	61,510	2,115,329
Elanco Animal Health, Inc. (a)	162,062	1,427,766
Jazz Pharmaceuticals PLC (a)	10,065	1,278,456
Johnson & Johnson	825,117	122,397,856
Merck & Co., Inc.	709,623	72,878,282
Organon & Co.	97,454	1,441,345
Perrigo Co. PLC	33,456	924,724
Pfizer, Inc.	1,934,499	59,118,289
Royalty Pharma PLC	127,013	3,412,839
Viatris, Inc.	421,077	3,747,585
		305,829,076
TOTAL HEALTH CARE		927,751,356
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	25,880	1,922,366
Curtiss-Wright Corp.	13,042	2,592,880
General Dynamics Corp.	83,783	20,217,676
HEICO Corp.	1,540	243,951
HEICO Corp. Class A	2,695	342,615
Hexcel Corp.	28,816	1,784,287
Howmet Aerospace, Inc.	129,744	5,721,710
Huntington Ingalls Industries, Inc.	13,403	2,946,247
L3Harris Technologies, Inc.	64,728	11,612,850
Mercury Systems, Inc. (a)(b)	20,295	730,214
Northrop Grumman Corp.	46,210	21,784,780
RTX Corp.	503,691	40,995,410
Spirit AeroSystems Holdings, Inc. Class A	32,188	727,449
Textron, Inc.	67,647	5,141,172
The Boeing Co. (a)	164,942	30,814,464
TransDigm Group, Inc. (a)	14,906	12,343,510
Woodward, Inc.	20,226	2,522,182
		162,443,763
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	8,668	709,302
Expeditors International of Washington, Inc.	45,015	4,917,889
FedEx Corp.	79,379	19,058,898
GXO Logistics, Inc. (a)	40,012	2,021,006
United Parcel Service, Inc. Class B	181,205	25,595,206
		52,302,301
Building Products - 1.0%
A.O. Smith Corp.	37,483	2,614,814
Allegion PLC	2,235	219,835
Armstrong World Industries, Inc.	10,804	819,916
Builders FirstSource, Inc. (a)	43,553	4,726,372
Carlisle Companies, Inc.	16,974	4,312,924
Carrier Global Corp.	285,105	13,588,104
Fortune Brands Home & Security, Inc.	43,234	2,412,457
Hayward Holdings, Inc. (a)	45,427	476,984
Johnson Controls International PLC	235,136	11,526,367
Lennox International, Inc.	10,932	4,050,743
Masco Corp.	76,921	4,006,815
Owens Corning	30,712	3,481,819
The AZEK Co., Inc. (a)	45,128	1,182,354
Trane Technologies PLC	54,938	10,455,251
		63,874,755
Commercial Services & Supplies - 0.5%
Cintas Corp.	3,261	1,653,718
Clean Harbors, Inc. (a)	17,304	2,659,106
Driven Brands Holdings, Inc. (a)	1,661	18,902
MSA Safety, Inc.	10,469	1,652,846
RB Global, Inc. (b)	14,620	956,148
Republic Services, Inc.	70,675	10,494,531
Stericycle, Inc. (a)	22,404	923,941
Tetra Tech, Inc.	14,842	2,239,806
Veralto Corp.	75,109	5,182,521
Vestis Corp.	40,148	613,863
Waste Management, Inc.	14,061	2,310,644
		28,706,026
Construction & Engineering - 0.3%
AECOM	44,776	3,427,603
EMCOR Group, Inc.	10,486	2,166,932
MasTec, Inc. (a)	21,259	1,263,635
MDU Resources Group, Inc.	69,102	1,285,988
Quanta Services, Inc.	36,246	6,057,432
Valmont Industries, Inc.	6,626	1,304,726
Willscot Mobile Mini Holdings (a)	50,310	1,982,717
		17,489,033
Electrical Equipment - 1.2%
Acuity Brands, Inc.	10,676	1,729,192
AMETEK, Inc.	78,700	11,078,599
Eaton Corp. PLC	136,331	28,344,578
Emerson Electric Co.	195,364	17,381,535
Generac Holdings, Inc. (a)	20,799	1,748,572
Hubbell, Inc. Class B	9,969	2,692,627
nVent Electric PLC	56,252	2,707,409
Plug Power, Inc. (a)(b)	210,358	1,239,009
Regal Rexnord Corp.	22,618	2,678,197
Sensata Technologies, Inc. PLC	51,580	1,644,370
Sunrun, Inc. (a)(b)	32,379	312,457
Vertiv Holdings Co.	108,827	4,273,636
		75,830,181
Ground Transportation - 1.2%
Avis Budget Group, Inc. (a)	4,597	748,392
CSX Corp.	609,662	18,198,411
Hertz Global Holdings, Inc. (a)(b)	46,023	387,974
J.B. Hunt Transport Services, Inc.	22,607	3,885,465
Knight-Swift Transportation Holdings, Inc. Class A	53,402	2,610,824
Landstar System, Inc.	2,485	409,478
Norfolk Southern Corp.	77,769	14,837,548
Old Dominion Freight Lines, Inc.	2,333	878,748
Ryder System, Inc.	15,360	1,498,214
Saia, Inc. (a)	8,082	2,897,316
Schneider National, Inc. Class B	18,790	475,951
U-Haul Holding Co. (a)(b)	1,949	95,735
U-Haul Holding Co. (non-vtg.)	20,799	981,921
Union Pacific Corp.	119,368	24,781,990
XPO, Inc. (a)	38,950	2,952,800
		75,640,767
Industrial Conglomerates - 1.5%
3M Co.	173,907	15,816,842
General Electric Co.	371,164	40,319,545
Honeywell International, Inc.	200,692	36,778,816
		92,915,203
Machinery - 2.5%
AGCO Corp.	21,402	2,453,953
Allison Transmission Holdings, Inc.	28,046	1,414,079
Caterpillar, Inc.	44,203	9,992,088
CNH Industrial NV (b)	348,884	3,830,746
Crane Co.	16,405	1,596,699
Cummins, Inc.	48,520	10,494,876
Deere & Co.	6,005	2,193,987
Donaldson Co., Inc.	24,228	1,396,986
Dover Corp.	47,724	6,201,734
ESAB Corp.	19,295	1,221,374
Flowserve Corp.	44,721	1,642,155
Fortive Corp.	121,000	7,898,880
Gates Industrial Corp. PLC (a)	35,947	392,541
Graco, Inc.	33,782	2,511,692
IDEX Corp.	23,770	4,549,816
Illinois Tool Works, Inc.	19,209	4,305,121
Ingersoll Rand, Inc.	138,480	8,402,966
ITT, Inc.	28,258	2,637,884
Lincoln Electric Holdings, Inc.	1,239	216,577
Middleby Corp. (a)	18,189	2,052,992
Nordson Corp.	19,564	4,159,111
Oshkosh Corp.	22,293	1,955,765
Otis Worldwide Corp.	133,115	10,277,809
PACCAR, Inc.	175,453	14,480,136
Parker Hannifin Corp.	43,731	16,132,803
Pentair PLC	56,113	3,261,288
RBC Bearings, Inc. (a)	9,667	2,125,193
Snap-On, Inc.	17,804	4,592,364
Stanley Black & Decker, Inc.	51,731	4,399,722
Timken Co.	21,369	1,477,025
Westinghouse Air Brake Tech Co.	61,000	6,467,220
Xylem, Inc.	71,482	6,686,426
		151,422,008
Marine Transportation - 0.0%
Kirby Corp. (a)	20,364	1,521,191
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	59,914	1,895,080
American Airlines Group, Inc. (a)	101,389	1,130,487
Delta Air Lines, Inc.	229,254	7,164,188
Southwest Airlines Co.	168,793	3,752,268
United Airlines Holdings, Inc. (a)	110,335	3,862,828
		17,804,851
Professional Services - 0.7%
Automatic Data Processing, Inc.	20,106	4,387,531
Broadridge Financial Solutions, Inc.	6,583	1,123,323
CACI International, Inc. Class A (a)	7,716	2,505,848
Ceridian HCM Holding, Inc. (a)	47,489	3,039,771
Clarivate Analytics PLC (a)(b)	79,625	508,008
Concentrix Corp.	14,372	1,095,290
Dun & Bradstreet Holdings, Inc.	58,428	511,829
Equifax, Inc.	13,408	2,273,595
FTI Consulting, Inc. (a)	9,274	1,968,499
Genpact Ltd.	46,039	1,544,148
Jacobs Solutions, Inc.	43,037	5,736,832
KBR, Inc.	29,408	1,710,075
Leidos Holdings, Inc.	46,691	4,628,012
Manpower, Inc.	19,595	1,371,062
Paycor HCM, Inc. (a)(b)	14,869	320,873
Robert Half, Inc.	35,968	2,689,327
Science Applications International Corp.	18,374	2,007,176
SS&C Technologies Holdings, Inc.	74,327	3,734,932
TransUnion Holding Co., Inc.	66,053	2,898,406
		44,054,537
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	35,385	1,225,383
Core & Main, Inc. (a)	36,905	1,110,102
Fastenal Co.	49,041	2,861,052
Ferguson PLC	66,789	10,031,708
MSC Industrial Direct Co., Inc. Class A	15,705	1,488,049
SiteOne Landscape Supply, Inc. (a)	10,303	1,419,444
United Rentals, Inc.	18,661	7,581,404
Watsco, Inc. (b)	8,527	2,974,985
WESCO International, Inc.	15,130	1,939,666
		30,631,793
TOTAL INDUSTRIALS		814,636,409
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.4%
Ciena Corp. (a)	50,724	2,140,553
Cisco Systems, Inc.	1,403,847	73,182,544
F5, Inc. (a)	18,922	2,868,386
Juniper Networks, Inc.	108,864	2,930,619
Lumentum Holdings, Inc. (a)	23,400	917,514
Motorola Solutions, Inc.	4,525	1,260,032
Ubiquiti, Inc.	956	116,106
ViaSat, Inc. (a)(b)	44,752	825,227
		84,240,981
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	99,163	7,987,580
Arrow Electronics, Inc. (a)	19,591	2,221,815
Avnet, Inc.	31,066	1,439,288
CDW Corp.	2,688	538,675
Cognex Corp.	59,071	2,125,965
Coherent Corp. (a)	43,525	1,288,340
Corning, Inc.	260,235	6,963,889
Crane Nxt Co.	16,485	857,220
IPG Photonics Corp. (a)	10,272	882,365
Jabil, Inc.	16,229	1,992,921
Keysight Technologies, Inc. (a)	45,169	5,512,876
Littelfuse, Inc.	8,273	1,792,511
TD SYNNEX Corp.	16,042	1,470,731
Teledyne Technologies, Inc. (a)	15,939	5,970,590
Trimble, Inc. (a)	84,283	3,972,258
Vontier Corp.	35,267	1,042,493
Zebra Technologies Corp. Class A (a)	14,357	3,006,787
		49,066,304
IT Services - 1.3%
Akamai Technologies, Inc. (a)	52,637	5,438,981
Amdocs Ltd.	40,687	3,261,470
Cognizant Technology Solutions Corp. Class A	173,832	11,206,949
DXC Technology Co. (a)	50,307	1,014,692
GoDaddy, Inc. (a)	20,774	1,521,280
IBM Corp.	311,082	44,994,900
Kyndryl Holdings, Inc. (a)	77,755	1,137,556
Okta, Inc. (a)	48,081	3,241,140
Twilio, Inc. Class A (a)	47,393	2,429,365
VeriSign, Inc. (a)	29,323	5,854,630
		80,100,963
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	236,522	23,297,417
Analog Devices, Inc.	173,071	27,229,260
Applied Materials, Inc.	44,795	5,928,618
Cirrus Logic, Inc. (a)	18,879	1,263,571
Entegris, Inc.	48,421	4,262,985
First Solar, Inc. (a)	36,407	5,186,177
GlobalFoundries, Inc. (a)(b)	26,824	1,331,007
Intel Corp.	1,429,287	52,168,976
Lam Research Corp.	2,434	1,431,727
Marvell Technology, Inc.	292,451	13,809,536
Microchip Technology, Inc.	52,822	3,765,680
Micron Technology, Inc.	374,151	25,019,477
MKS Instruments, Inc. (b)	23,982	1,574,658
ON Semiconductor Corp. (a)	147,541	9,241,968
Qorvo, Inc. (a)	32,615	2,851,203
Qualcomm, Inc.	48,891	5,328,630
Skyworks Solutions, Inc.	54,393	4,718,049
Teradyne, Inc.	8,924	743,101
Texas Instruments, Inc.	183,987	26,127,994
Universal Display Corp.	8,755	1,218,521
Wolfspeed, Inc. (a)(b)	33,835	1,144,976
		217,643,531
Software - 1.6%
ANSYS, Inc. (a)	5,195	1,445,561
AppLovin Corp. (a)(b)	53,374	1,944,949
Aspen Technology, Inc. (a)	9,541	1,695,913
Bentley Systems, Inc. Class B (b)	4,773	232,159
Bill Holdings, Inc. (a)	35,926	3,279,685
CCC Intelligent Solutions Holdings, Inc. Class A (a)	68,958	742,678
Dolby Laboratories, Inc. Class A	20,229	1,637,335
Dropbox, Inc. Class A (a)	9,824	258,371
Gen Digital, Inc.	159,916	2,664,201
Guidewire Software, Inc. (a)	27,888	2,513,545
HashiCorp, Inc. (a)	10,390	204,579
Informatica, Inc. (a)(b)	13,475	258,451
nCino, Inc. (a)(b)	21,718	610,276
NCR Corp. (a)	43,693	668,066
Nutanix, Inc. Class A (a)	59,465	2,152,038
Oracle Corp.	306,615	31,703,991
PTC, Inc. (a)	18,690	2,624,450
Roper Technologies, Inc.	36,177	17,674,997
Salesforce, Inc. (a)	79,718	16,009,766
SentinelOne, Inc. (a)	68,200	1,065,966
Tyler Technologies, Inc. (a)	3,475	1,295,828
UiPath, Inc. Class A (a)	30,084	467,205
Unity Software, Inc. (a)(b)	63,441	1,609,498
Zoom Video Communications, Inc. Class A (a)	85,839	5,148,623
		97,908,131
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	442,521	6,805,973
HP, Inc.	235,353	6,196,844
NetApp, Inc.	43,413	3,159,598
Pure Storage, Inc. Class A (a)	20,916	707,170
Western Digital Corp. (a)	109,286	4,387,833
		21,257,418
TOTAL INFORMATION TECHNOLOGY		550,217,328
MATERIALS - 4.9%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	75,919	21,442,562
Albemarle Corp.	40,056	5,078,300
Ashland, Inc.	16,223	1,243,168
Axalta Coating Systems Ltd. (a)	67,556	1,771,994
Celanese Corp. Class A	33,802	3,870,667
CF Industries Holdings, Inc.	66,880	5,335,686
Corteva, Inc.	244,114	11,751,648
Dow, Inc.	242,189	11,707,416
DuPont de Nemours, Inc.	157,108	11,450,031
Eastman Chemical Co.	42,696	3,190,672
Ecolab, Inc.	18,876	3,166,260
Element Solutions, Inc.	76,312	1,391,168
FMC Corp.	28,644	1,523,861
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	543,769	744,964
Huntsman Corp.	66,406	1,549,252
International Flavors & Fragrances, Inc.	91,901	6,281,433
Linde PLC	152,166	58,151,759
LyondellBasell Industries NV Class A	88,517	7,987,774
NewMarket Corp.	2,133	1,028,426
Olin Corp.	44,158	1,886,430
PPG Industries, Inc.	60,155	7,385,229
RPM International, Inc.	35,188	3,211,609
Sherwin-Williams Co.	13,596	3,238,703
The Chemours Co. LLC	55,858	1,346,736
The Mosaic Co.	113,199	3,676,704
Westlake Corp.	11,068	1,276,804
		180,689,256
Construction Materials - 0.3%
Eagle Materials, Inc.	4,106	631,954
Martin Marietta Materials, Inc.	21,122	8,637,631
Vulcan Materials Co.	35,358	6,947,493
		16,217,078
Containers & Packaging - 0.6%
Amcor PLC	506,238	4,500,456
Aptargroup, Inc.	22,369	2,735,058
Ardagh Group SA (a)	4,009	19,664
Ardagh Metal Packaging SA (b)	73,935	249,161
Avery Dennison Corp.	18,533	3,226,039
Ball Corp.	86,102	4,145,811
Berry Global Group, Inc.	40,774	2,242,570
Crown Holdings, Inc.	36,282	2,924,329
Graphic Packaging Holding Co.	48,478	1,042,762
International Paper Co.	118,465	3,995,824
Packaging Corp. of America	30,264	4,631,905
Sealed Air Corp.	30,298	932,875
Silgan Holdings, Inc.	28,600	1,145,716
Sonoco Products Co.	33,430	1,732,008
WestRock Co.	93,580	3,362,329
		36,886,507
Metals & Mining - 1.1%
Alcoa Corp.	70,354	1,803,877
Cleveland-Cliffs, Inc. (a)	173,797	2,916,314
Freeport-McMoRan, Inc.	488,964	16,517,204
MP Materials Corp. (a)(b)	35,550	583,020
Newmont Corp.	394,795	14,792,969
Nucor Corp.	86,146	12,731,517
Reliance Steel & Aluminum Co.	20,000	5,087,600
Royal Gold, Inc.	22,422	2,339,287
SSR Mining, Inc.	70,637	980,442
Steel Dynamics, Inc.	54,954	5,853,151
United States Steel Corp.	75,732	2,566,557
		66,171,938
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	21,989	1,127,596
TOTAL MATERIALS		301,092,375
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	31,422	1,757,747
Alexandria Real Estate Equities, Inc.	62,114	5,784,677
American Homes 4 Rent Class A	113,890	3,728,759
Americold Realty Trust	92,340	2,421,155
Apartment Income (REIT) Corp.	56,876	1,661,348
AvalonBay Communities, Inc.	47,091	7,804,862
Boston Properties, Inc.	52,700	2,823,139
Brixmor Property Group, Inc.	102,346	2,127,773
Camden Property Trust (SBI)	35,488	3,012,221
Cousins Properties, Inc.	76,354	1,364,446
Crown Castle International Corp.	136,053	12,650,208
CubeSmart	76,496	2,607,749
Digital Realty Trust, Inc.	102,174	12,706,359
EastGroup Properties, Inc.	14,995	2,447,934
EPR Properties	25,405	1,084,794
Equinix, Inc.	15,914	11,611,491
Equity Lifestyle Properties, Inc.	40,893	2,690,759
Equity Residential (SBI)	127,621	7,061,270
Essex Property Trust, Inc.	21,839	4,671,799
Extra Space Storage, Inc.	71,555	7,412,382
Federal Realty Investment Trust (SBI)	28,739	2,620,709
First Industrial Realty Trust, Inc.	45,130	1,908,999
Gaming & Leisure Properties	86,069	3,906,672
Healthcare Trust of America, Inc.	154,279	2,213,904
Healthpeak Properties, Inc.	112,911	1,755,766
Highwoods Properties, Inc. (SBI)	35,490	634,916
Host Hotels & Resorts, Inc.	241,840	3,743,683
Invitation Homes, Inc.	209,097	6,208,090
Iron Mountain, Inc.	50,017	2,954,504
Kilroy Realty Corp.	15,469	442,104
Kimco Realty Corp.	226,445	4,062,423
Lamar Advertising Co. Class A	7,913	651,003
Medical Properties Trust, Inc. (b)	91,661	438,140
Mid-America Apartment Communities, Inc.	39,721	4,693,036
National Storage Affiliates Trust	32,668	931,691
NNN (REIT), Inc.	65,544	2,381,214
Omega Healthcare Investors, Inc.	80,091	2,651,012
Park Hotels & Resorts, Inc.	73,178	843,742
Prologis (REIT), Inc.	315,845	31,821,384
Public Storage	22,469	5,363,575
Rayonier, Inc.	50,205	1,267,174
Realty Income Corp.	235,528	11,159,317
Regency Centers Corp.	61,796	3,723,827
Rexford Industrial Realty, Inc.	70,396	3,043,923
SBA Communications Corp. Class A	33,772	7,045,852
Simon Property Group, Inc.	88,753	9,753,067
Spirit Realty Capital, Inc.	55,779	2,007,486
Stag Industrial, Inc.	61,392	2,039,442
Sun Communities, Inc.	32,874	3,656,904
UDR, Inc.	105,952	3,370,333
Ventas, Inc.	136,690	5,803,857
VICI Properties, Inc.	343,493	9,583,455
Vornado Realty Trust	57,941	1,112,467
Welltower, Inc.	170,047	14,217,630
Weyerhaeuser Co.	250,585	7,189,284
WP Carey, Inc.	77,240	4,143,926
		266,775,383
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	105,993	7,349,555
CoStar Group, Inc. (a)	78,844	5,787,938
Howard Hughes Holdings, Inc.	11,544	765,714
Jones Lang LaSalle, Inc. (a)	18,177	2,325,202
Zillow Group, Inc.:
Class A (a)	22,784	809,516
Class C (a)	52,794	1,913,783
		18,951,708
TOTAL REAL ESTATE		285,727,091
UTILITIES - 5.1%
Electric Utilities - 3.3%
Alliant Energy Corp.	85,959	4,193,940
American Electric Power Co., Inc.	183,603	13,869,371
Avangrid, Inc. (b)	44,414	1,326,646
Constellation Energy Corp.	112,118	12,660,365
Duke Energy Corp.	263,893	23,457,449
Edison International	129,329	8,155,487
Entergy Corp.	75,455	7,212,743
Evergy, Inc.	81,186	3,989,480
Eversource Energy	95,918	5,159,429
Exelon Corp.	340,228	13,248,478
FirstEnergy Corp.	186,329	6,633,312
Hawaiian Electric Industries, Inc.	7,261	94,248
IDACORP, Inc.	17,266	1,635,263
NextEra Energy, Inc.	693,078	40,406,447
NRG Energy, Inc.	82,351	3,490,035
OGE Energy Corp.	68,367	2,338,151
PG&E Corp. (a)	683,308	11,137,920
Pinnacle West Capital Corp.	38,724	2,872,546
PPL Corp.	252,552	6,205,203
Southern Co.	373,058	25,106,803
Xcel Energy, Inc.	188,554	11,175,596
		204,368,912
Gas Utilities - 0.1%
Atmos Energy Corp.	49,310	5,308,715
National Fuel Gas Co.	30,379	1,547,810
UGI Corp.	71,433	1,485,806
		8,342,331
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	45,619	1,038,288
Clearway Energy, Inc.:
Class A	11,784	240,040
Class C	27,935	606,469
The AES Corp.	106,659	1,589,219
Vistra Corp.	89,412	2,925,561
		6,399,577
Multi-Utilities - 1.4%
Ameren Corp.	94,093	7,123,781
CenterPoint Energy, Inc.	215,912	5,803,715
CMS Energy Corp.	106,514	5,787,971
Consolidated Edison, Inc.	118,743	10,424,448
Dominion Energy, Inc.	255,106	10,285,874
DTE Energy Co.	70,493	6,794,115
NiSource, Inc.	141,406	3,557,775
Public Service Enterprise Group, Inc.	170,192	10,492,337
Sempra	218,038	15,269,201
WEC Energy Group, Inc.	113,252	9,217,580
		84,756,797
Water Utilities - 0.2%
American Water Works Co., Inc.	66,675	7,844,314
Essential Utilities, Inc.	83,046	2,778,719
		10,623,033
TOTAL UTILITIES		314,490,650
TOTAL COMMON STOCKS (Cost $5,911,489,941)		6,136,850,542

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $983,375)	1,000,000	983,317

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	4,815,606	4,816,569
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	61,193,925	61,200,044
TOTAL MONEY MARKET FUNDS (Cost $66,016,613)		66,016,613

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,978,489,929)	6,203,850,472
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(50,260,237)
NET ASSETS - 100.0%	6,153,590,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Dec 2023	8,424,500	(17,947)	(17,947)
CME E-mini S&P MidCap 400 Index Contracts (United States)	39	Dec 2023	9,262,890	(20,669)	(20,669)

TOTAL FUTURES CONTRACTS					(38,616)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $848,602.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	17,570,147	1,332,667,710	1,345,421,288	636,644	-	-	4,816,569	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	53,540,205	256,742,488	249,082,649	635,209	-	-	61,200,044	0.3%
Total	71,110,352	1,589,410,198	1,594,503,937	1,271,853	-	-	66,016,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	295,317,923	295,317,923	-	-
Consumer Discretionary	293,326,611	293,326,611	-	-
Consumer Staples	524,847,399	524,847,399	-	-
Energy	551,250,577	551,250,577	-	-
Financials	1,278,192,823	1,278,192,823	-	-
Health Care	927,751,356	927,751,356	-	-
Industrials	814,636,409	814,636,409	-	-
Information Technology	550,217,328	550,217,328	-	-
Materials	301,092,375	301,092,375	-	-
Real Estate	285,727,091	285,727,091	-	-
Utilities	314,490,650	314,490,650	-	-

U.S. Government and Government Agency Obligations	983,317	-	983,317	-

Money Market Funds	66,016,613	66,016,613	-	-
Total Investments in Securities:	6,203,850,472	6,202,867,155	983,317	-
Derivative Instruments: Liabilities
Futures Contracts	(38,616)	(38,616)	-	-
Total Liabilities	(38,616)	(38,616)	-	-
Total Derivative Instruments:	(38,616)	(38,616)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(38,616)
Total Equity Risk	0	(38,616)
Total Value of Derivatives	0	(38,616)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,708,761) - See accompanying schedule:
Unaffiliated issuers (cost $5,912,473,316)	$6,137,833,859
Fidelity Central Funds (cost $66,016,613)	66,016,613

Total Investment in Securities (cost $5,978,489,929)		$6,203,850,472
Cash		133,957
Receivable for fund shares sold		9,173,764
Dividends receivable		6,520,732
Distributions receivable from Fidelity Central Funds		83,207
Receivable for daily variation margin on futures contracts		94,044
Other receivables		14,536
Total assets		6,219,870,712
Liabilities
Payable for investments purchased	$133,834
Payable for fund shares redeemed	4,766,003
Accrued management fee	181,778
Collateral on securities loaned	61,198,862
Total Liabilities		66,280,477
Net Assets		$6,153,590,235
Net Assets consist of:
Paid in capital		$5,872,991,202
Total accumulated earnings (loss)		280,599,033
Net Assets		$6,153,590,235
Net Asset Value, offering price and redemption price per share ($6,153,590,235 ÷ 425,569,835 shares)		$14.46

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$72,661,937
Interest		34,787
Income from Fidelity Central Funds (including $635,209 from security lending)		1,271,853
Total Income		73,968,577
Expenses
Management fee	$1,089,817
Independent trustees' fees and expenses	10,464
Total expenses before reductions	1,100,281
Expense reductions	(3,473)
Total expenses after reductions		1,096,808
Net Investment income (loss)		72,871,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,397,936
Redemptions in-kind	70,319,103
Futures contracts	(276,462)
Total net realized gain (loss)		78,440,577
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(417,709,438)
Futures contracts	(976,190)
Total change in net unrealized appreciation (depreciation)		(418,685,628)
Net gain (loss)		(340,245,051)
Net increase (decrease) in net assets resulting from operations		$(267,373,282)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,871,769	$124,465,138
Net realized gain (loss)	78,440,577	(20,035,565)
Change in net unrealized appreciation (depreciation)	(418,685,628)	(20,899,227)
Net increase (decrease) in net assets resulting from operations	(267,373,282)	83,530,346
Distributions to shareholders	(33,374,351)	(109,382,778)

Share transactions
Proceeds from sales of shares	1,654,201,840	2,036,584,552
Reinvestment of distributions	28,130,322	94,842,907
Cost of shares redeemed	(1,214,228,893)	(1,426,933,041)

Net increase (decrease) in net assets resulting from share transactions	468,103,269	704,494,418
Total increase (decrease) in net assets	167,355,636	678,641,986

Net Assets
Beginning of period	5,986,234,599	5,307,592,613
End of period	$6,153,590,235	$5,986,234,599

Other Information
Shares
Sold	109,024,080	137,350,084
Issued in reinvestment of distributions	1,870,368	6,488,161
Redeemed	(79,915,103)	(96,192,584)
Net increase (decrease)	30,979,345	47,645,661

Financial Highlights
Fidelity® Large Cap Value Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.17	$15.30	$15.35	$10.77	$12.58	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.30	.28	.33	.30
Net realized and unrealized gain (loss)	(.81)	(.17)	(.10)	4.60	(1.64)	.73
Total from investment operations	(.63)	.17	.20	4.88	(1.31)	1.03
Distributions from net investment income	(.08)	(.30)	(.25)	(.30)	(.28)	(.25)
Distributions from net realized gain	-	-	-	-	(.22)	(.06)
Total distributions	(.08)	(.30)	(.25)	(.30)	(.50)	(.31)
Net asset value, end of period	$14.46	$15.17	$15.30	$15.35	$10.77	$12.58
Total Return C,D	(4.17)%	1.18%	1.27%	45.93%	(11.04)%	9.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.04% G	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04% G	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03% G	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.32% G	2.28%	1.90%	2.24%	2.65%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,153,590	$5,986,235	$5,307,593	$3,689,832	$2,298,504	$2,097,991
Portfolio turnover rate H	39% G,I	16%	16%	31%	27%	15%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$824,008,475
Gross unrealized depreciation	(689,846,362)
Net unrealized appreciation (depreciation)	$134,162,113
Tax cost	$6,069,649,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(26,101,534)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	1,899,557,008	1,211,768,913

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	9,881,395	70,319,103	148,647,211
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Index Fund	Borrower	$104,167,286	5.31%	$107,609

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$63,346	$18,081	$1,000,662
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,473.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Large Cap Value Index Fund	.04%
Actual		$ 1,000	$ 958.30	$ .20
Hypothetical-B		$ 1,000	$ 1,024.94	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9879610.107
LC2-I-SANN-1223
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Phillips 66 Co.	0.6
Arthur J. Gallagher & Co.	0.6
Parker Hannifin Corp.	0.5
AFLAC, Inc.	0.5
Amphenol Corp. Class A	0.5
Cintas Corp.	0.5
TransDigm Group, Inc.	0.5
Trane Technologies PLC	0.5
PACCAR, Inc.	0.5
The Williams Companies, Inc.	0.5
5.2

Market Sectors (% of Fund's net assets)

Industrials	19.1
Financials	15.3
Information Technology	12.8
Health Care	10.3
Consumer Discretionary	10.0
Real Estate	7.7
Materials	5.9
Utilities	5.7
Energy	5.7
Consumer Staples	3.7
Communication Services	3.6

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	8,549	153,198
GCI Liberty, Inc. Class A (b)	1,527	0
Iridium Communications, Inc.	4,005	148,385
		301,583
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A	2,119	22,631
Electronic Arts, Inc.	9,355	1,158,055
Liberty Media Corp. Liberty Formula One:
Class A	817	47,018
Class C	6,592	426,436
Liberty Media Corp. Liberty Live:
Class C	1,618	51,566
Series A	633	19,775
Live Nation Entertainment, Inc. (a)	5,324	426,026
Madison Square Garden Sports Corp.	632	106,264
Playtika Holding Corp. (a)	826	6,938
Roblox Corp. (a)	15,708	499,671
Roku, Inc. Class A (a)	4,220	251,385
Spotify Technology SA (a)	4,770	785,905
Take-Two Interactive Software, Inc. (a)	5,610	750,338
TKO Group Holdings, Inc.	1,468	120,347
Warner Bros Discovery, Inc. (a)	75,480	750,271
		5,422,626
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,566	109,183
Match Group, Inc. (a)	9,559	330,741
Pinterest, Inc. Class A (a)	20,298	606,504
TripAdvisor, Inc. (a)	3,992	58,922
Zoominfo Technologies, Inc. (a)	9,556	123,846
		1,229,196
Media - 1.3%
Cable One, Inc.	197	108,324
DISH Network Corp. Class A (a)	8,855	43,390
Fox Corp.:
Class A	8,992	273,267
Class B	4,640	129,502
Interpublic Group of Companies, Inc.	13,247	376,215
Liberty Broadband Corp.:
Class A (a)	563	46,909
Class C (a)	3,956	329,574
Liberty Media Corp. Liberty SiriusXM	5,255	129,010
Liberty Media Corp. Liberty SiriusXM Class A	2,641	64,678
News Corp.:
Class A	12,962	268,054
Class B	3,933	84,324
Nexstar Broadcasting Group, Inc. Class A	1,190	166,695
Omnicom Group, Inc.	6,728	503,994
Paramount Global:
Class A (c)	748	10,397
Class B (c)	19,971	217,284
Sirius XM Holdings, Inc. (c)	22,360	95,701
The New York Times Co. Class A	5,497	221,584
The Trade Desk, Inc. (a)	15,007	1,064,897
		4,133,799
TOTAL COMMUNICATION SERVICES		11,087,204
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.5%
Aptiv PLC (a)	9,227	804,594
BorgWarner, Inc.	7,952	293,429
Gentex Corp.	7,975	228,723
Lear Corp.	2,031	263,543
Phinia, Inc.	1,629	42,159
QuantumScape Corp. Class A (a)(c)	10,356	54,058
		1,686,506
Automobiles - 0.2%
Harley-Davidson, Inc.	4,718	126,678
Lucid Group, Inc. Class A (a)(c)	19,573	80,641
Rivian Automotive, Inc. (a)(c)	22,893	371,324
Thor Industries, Inc.	1,801	158,362
		737,005
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	37,360	635,120
eBay, Inc.	18,280	717,124
Etsy, Inc. (a)	4,236	263,903
Kohl's Corp.	4,182	94,304
Macy's, Inc.	8,023	97,720
Nordstrom, Inc.	4,280	59,834
Ollie's Bargain Outlet Holdings, Inc. (a)	2,097	161,972
		2,029,977
Distributors - 0.5%
Genuine Parts Co.	4,857	625,873
LKQ Corp.	9,154	402,044
Pool Corp.	1,308	413,027
		1,440,944
Diversified Consumer Services - 0.3%
ADT, Inc.	7,479	42,331
Bright Horizons Family Solutions, Inc. (a)	1,952	144,565
Grand Canyon Education, Inc. (a)	1,026	121,407
H&R Block, Inc.	5,167	212,105
Mister Car Wash, Inc. (a)	2,913	15,148
Service Corp. International	4,993	271,719
		807,275
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	7,978	214,848
Boyd Gaming Corp.	2,503	138,291
Caesars Entertainment, Inc. (a)	6,991	278,871
Carnival Corp. (a)	33,924	388,769
Cava Group, Inc. (c)	584	18,449
Choice Hotels International, Inc.	1,031	113,926
Churchill Downs, Inc.	2,417	265,483
Darden Restaurants, Inc.	4,111	598,274
Domino's Pizza, Inc.	1,204	408,144
Doordash, Inc. (a)	10,264	769,287
Draftkings Holdings, Inc. (a)	14,223	392,839
Expedia, Inc. (a)	4,887	465,682
Hilton Worldwide Holdings, Inc.	8,749	1,325,736
Hyatt Hotels Corp. Class A	1,557	159,499
Marriott Vacations Worldwide Corp.	1,287	115,650
MGM Resorts International	9,968	348,083
Norwegian Cruise Line Holdings Ltd. (a)	14,521	197,486
Penn Entertainment, Inc. (a)	5,392	106,384
Planet Fitness, Inc. (a)	2,931	161,996
Royal Caribbean Cruises Ltd. (a)	7,967	675,044
Texas Roadhouse, Inc. Class A	2,276	231,105
Travel+Leisure Co.	2,455	83,544
Vail Resorts, Inc.	1,300	275,925
Wendy's Co.	5,893	112,085
Wingstop, Inc.	1,020	186,425
Wyndham Hotels & Resorts, Inc.	2,866	207,498
Wynn Resorts Ltd.	3,530	309,863
Yum! Brands, Inc.	9,542	1,153,246
		9,702,432
Household Durables - 1.6%
D.R. Horton, Inc.	10,603	1,106,953
Garmin Ltd.	5,226	535,822
Leggett & Platt, Inc.	4,964	116,307
Lennar Corp.:
Class A	8,427	898,992
Class B	538	53,052
Mohawk Industries, Inc. (a)	1,903	152,963
Newell Brands, Inc.	7,558	50,790
NVR, Inc. (a)	100	541,262
PulteGroup, Inc.	7,417	545,817
Tempur Sealy International, Inc.	5,676	226,643
Toll Brothers, Inc.	3,705	261,981
TopBuild Corp. (a)	1,077	246,375
Whirlpool Corp.	1,896	198,246
		4,935,203
Leisure Products - 0.3%
Brunswick Corp.	2,432	168,951
Hasbro, Inc.	4,466	201,640
Mattel, Inc. (a)	11,977	228,521
Peloton Interactive, Inc. Class A (a)	11,578	55,111
Polaris, Inc.	1,854	160,223
YETI Holdings, Inc. (a)	2,989	127,092
		941,538
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,260	65,558
AutoNation, Inc. (a)	999	129,950
Bath & Body Works, Inc.	7,874	233,464
Best Buy Co., Inc.	6,701	447,761
Burlington Stores, Inc. (a)	2,223	269,050
CarMax, Inc. (a)	5,383	328,847
Dick's Sporting Goods, Inc.	2,068	221,173
Five Below, Inc. (a)	1,876	326,386
Floor & Decor Holdings, Inc. Class A (a)(c)	3,559	293,262
GameStop Corp. Class A (a)(c)	7,340	101,072
Gap, Inc.	6,992	89,498
Lithia Motors, Inc. Class A (sub. vtg.)	921	223,075
Murphy U.S.A., Inc.	673	244,090
Penske Automotive Group, Inc.	682	97,581
Petco Health & Wellness Co., Inc. (a)	4,024	13,923
RH (a)	602	131,212
Ross Stores, Inc.	11,435	1,326,117
Tractor Supply Co.	3,744	720,945
Ulta Beauty, Inc. (a)	1,715	653,947
Valvoline, Inc.	5,637	167,250
Victoria's Secret & Co. (a)	2,795	49,975
Wayfair LLC Class A (a)	2,823	120,288
Williams-Sonoma, Inc. (c)	2,174	326,622
		6,581,046
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	3,881	198,630
Carter's, Inc.	1,253	84,151
Columbia Sportswear Co.	1,210	89,298
Crocs, Inc. (a)	2,073	185,160
Deckers Outdoor Corp. (a)	892	532,578
PVH Corp.	2,124	157,919
Ralph Lauren Corp.	1,356	152,591
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,538	218,822
Tapestry, Inc.	8,087	222,878
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,389	43,765
Class C (non-vtg.) (a)	7,266	46,720
VF Corp.	12,153	179,014
		2,111,526
TOTAL CONSUMER DISCRETIONARY		30,973,452
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	326	108,868
Brown-Forman Corp.:
Class A	1,893	108,696
Class B (non-vtg.)	6,246	350,775
Celsius Holdings, Inc. (a)	1,628	247,603
Molson Coors Beverage Co. Class B	6,006	346,967
		1,162,909
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	14,162	307,315
BJ's Wholesale Club Holdings, Inc. (a)	4,545	309,605
Casey's General Stores, Inc.	1,267	344,510
Dollar Tree, Inc. (a)	7,170	796,515
Grocery Outlet Holding Corp. (a)	3,303	91,394
Kroger Co.	22,292	1,011,388
Performance Food Group Co. (a)	5,208	300,814
U.S. Foods Holding Corp. (a)	7,702	299,916
Walgreens Boots Alliance, Inc.	24,838	523,585
		3,985,042
Food Products - 1.5%
Bunge Ltd.	5,142	544,949
Campbell Soup Co.	6,933	280,163
Conagra Brands, Inc.	16,622	454,778
Darling Ingredients, Inc. (a)	5,024	222,513
Flowers Foods, Inc.	7,122	156,185
Freshpet, Inc. (a)	1,620	92,988
Hormel Foods Corp.	8,704	283,315
Ingredion, Inc.	2,246	210,181
Kellanova	8,270	417,387
Lamb Weston Holdings, Inc.	4,991	448,192
McCormick & Co., Inc. (non-vtg.)	8,727	557,655
Pilgrim's Pride Corp. (a)	1,543	39,347
Post Holdings, Inc. (a)	1,918	153,977
Seaboard Corp.	9	31,563
The J.M. Smucker Co.	3,557	404,929
Tyson Foods, Inc. Class A	8,641	400,510
WK Kellogg Co.	2,247	22,515
		4,721,147
Household Products - 0.5%
Church & Dwight Co., Inc.	8,364	760,622
Reynolds Consumer Products, Inc.	2,040	51,877
Spectrum Brands Holdings, Inc.	1,379	103,866
The Clorox Co.	3,914	460,678
		1,377,043
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	12,221	114,511
Olaplex Holdings, Inc. (a)	6,380	9,060
		123,571
TOTAL CONSUMER STAPLES		11,369,712
ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	34,495	1,187,318
Halliburton Co.	30,573	1,202,742
NOV, Inc.	13,337	266,207
TechnipFMC PLC	14,919	321,057
		2,977,324
Oil, Gas & Consumable Fuels - 4.7%
Antero Midstream GP LP	11,496	141,861
Antero Resources Corp. (a)	9,715	286,010
APA Corp.	10,580	420,238
Cheniere Energy, Inc.	8,255	1,373,797
Chesapeake Energy Corp.	4,315	371,435
Coterra Energy, Inc.	25,414	698,885
Devon Energy Corp.	22,064	1,027,520
Diamondback Energy, Inc.	6,163	988,052
DT Midstream, Inc.	3,323	179,342
EQT Corp.	12,263	519,706
Hess Corp.	9,465	1,366,746
HF Sinclair Corp.	4,799	265,769
Marathon Oil Corp.	21,275	581,020
New Fortress Energy, Inc.	2,278	69,023
ONEOK, Inc.	15,204	991,301
Ovintiv, Inc.	8,734	419,232
Phillips 66 Co.	15,697	1,790,543
Range Resources Corp.	7,958	285,215
Southwestern Energy Co. (a)	37,310	266,020
Targa Resources Corp.	7,601	635,520
Texas Pacific Land Corp.	197	363,652
The Williams Companies, Inc.	41,457	1,426,121
		14,467,008
TOTAL ENERGY		17,444,332
FINANCIALS - 15.3%
Banks - 2.3%
Bank OZK	3,702	132,569
BOK Financial Corp.	963	63,096
Citizens Financial Group, Inc.	16,099	377,200
Columbia Banking Systems, Inc.	7,309	143,768
Comerica, Inc.	4,481	176,551
Commerce Bancshares, Inc.	3,877	170,045
Cullen/Frost Bankers, Inc.	2,026	184,346
East West Bancorp, Inc.	4,785	256,572
Fifth Third Bancorp	23,110	547,938
First Citizens Bancshares, Inc.	370	510,874
First Hawaiian, Inc.	4,488	80,470
First Horizon National Corp.	19,308	207,561
FNB Corp., Pennsylvania	12,132	129,691
Huntington Bancshares, Inc.	49,021	473,053
KeyCorp	31,816	325,160
M&T Bank Corp.	5,629	634,670
New York Community Bancorp, Inc.	24,208	229,492
Nu Holdings Ltd. (a)	78,557	644,167
Pinnacle Financial Partners, Inc.	2,556	159,392
Popular, Inc.	2,388	155,316
Prosperity Bancshares, Inc.	2,991	163,129
Regions Financial Corp.	31,852	462,810
Synovus Financial Corp.	5,176	134,938
Webster Financial Corp.	5,923	224,896
Western Alliance Bancorp.	3,713	152,604
Wintrust Financial Corp.	2,068	154,459
Zions Bancorp NA	5,057	156,008
		7,050,775
Capital Markets - 4.6%
Affiliated Managers Group, Inc.	1,215	149,153
Ameriprise Financial, Inc.	3,579	1,125,846
Ares Management Corp.	5,455	537,808
Bank of New York Mellon Corp.	26,626	1,131,605
Blue Owl Capital, Inc. Class A	15,227	187,749
Carlyle Group LP	7,248	199,610
Cboe Global Markets, Inc.	3,581	586,890
Coinbase Global, Inc. (a)	5,689	438,736
Evercore, Inc. Class A	1,209	157,388
FactSet Research Systems, Inc.	1,305	563,616
Franklin Resources, Inc.	9,876	225,074
Houlihan Lokey	1,720	172,894
Interactive Brokers Group, Inc.	3,434	274,960
Invesco Ltd.	13,012	168,766
Janus Henderson Group PLC	4,575	105,545
Jefferies Financial Group, Inc.	6,470	208,205
KKR & Co. LP	21,979	1,217,637
Lazard Ltd. Class A	3,885	107,886
LPL Financial	2,655	596,101
MarketAxess Holdings, Inc.	1,259	269,111
Morningstar, Inc.	876	221,838
MSCI, Inc.	2,613	1,232,160
NASDAQ, Inc.	11,669	578,782
Northern Trust Corp.	6,298	415,101
Raymond James Financial, Inc.	6,444	615,015
Robinhood Markets, Inc. (a)	22,948	209,745
SEI Investments Co.	3,458	185,556
State Street Corp.	10,911	705,178
Stifel Financial Corp.	3,496	199,272
T. Rowe Price Group, Inc.	7,532	681,646
TPG, Inc.	2,192	60,587
Tradeweb Markets, Inc. Class A	3,911	352,029
Virtu Financial, Inc. Class A	3,134	57,948
XP, Inc. Class A	11,327	226,540
		14,165,977
Consumer Finance - 0.6%
Ally Financial, Inc.	9,445	228,475
Credit Acceptance Corp. (a)	217	87,327
Discover Financial Services	8,544	701,292
OneMain Holdings, Inc.	3,889	139,732
SLM Corp.	7,758	100,854
SoFi Technologies, Inc. (a)(c)	31,435	237,334
Synchrony Financial	14,340	402,237
		1,897,251
Financial Services - 2.2%
Affirm Holdings, Inc. (a)(c)	7,524	132,498
Apollo Global Management, Inc.	17,763	1,375,567
Block, Inc. Class A (a)	18,570	747,443
Corebridge Financial, Inc.	5,045	100,900
Equitable Holdings, Inc.	12,152	322,879
Euronet Worldwide, Inc. (a)	1,606	123,405
Fidelity National Information Services, Inc.	20,355	999,634
FleetCor Technologies, Inc. (a)	2,444	550,315
Global Payments, Inc.	8,909	946,314
Jack Henry & Associates, Inc.	2,475	348,950
MGIC Investment Corp.	9,696	163,281
NCR Atleos Corp.	2,173	47,936
Rocket Companies, Inc. (a)	4,442	32,826
Shift4 Payments, Inc. (a)	1,854	82,540
TFS Financial Corp.	1,938	22,985
The Western Union Co.	12,746	143,902
Toast, Inc. (a)	12,186	194,854
UWM Holdings Corp. Class A	3,237	15,699
Voya Financial, Inc.	3,341	223,079
WEX, Inc. (a)	1,453	241,895
		6,816,902
Insurance - 5.3%
AFLAC, Inc.	20,493	1,600,708
Allstate Corp.	8,981	1,150,736
American Financial Group, Inc.	2,473	270,447
Arch Capital Group Ltd. (a)	12,178	1,055,589
Arthur J. Gallagher & Co.	7,211	1,698,118
Assurant, Inc.	1,798	267,722
Assured Guaranty Ltd.	1,926	120,182
Axis Capital Holdings Ltd.	2,651	151,372
Brighthouse Financial, Inc. (a)	2,352	106,546
Brown & Brown, Inc.	8,062	559,664
Cincinnati Financial Corp.	5,223	520,576
CNA Financial Corp.	878	35,471
Everest Re Group Ltd.	1,457	576,418
Fidelity National Financial, Inc.	8,816	344,617
First American Financial Corp.	3,407	175,256
Globe Life, Inc.	2,993	348,265
Hanover Insurance Group, Inc.	1,225	143,582
Hartford Financial Services Group, Inc.	10,371	761,750
Kemper Corp.	2,116	84,386
Kinsale Capital Group, Inc.	742	247,761
Lincoln National Corp.	5,932	129,140
Loews Corp.	6,289	402,559
Markel Group, Inc. (a)	447	657,322
Old Republic International Corp.	9,154	250,637
Primerica, Inc.	1,233	235,700
Principal Financial Group, Inc.	8,350	565,128
Prudential Financial, Inc.	12,635	1,155,344
Reinsurance Group of America, Inc.	2,259	337,653
RenaissanceRe Holdings Ltd.	1,711	375,718
RLI Corp.	1,369	182,406
Ryan Specialty Group Holdings, Inc. (a)	3,163	136,642
Unum Group	6,695	327,386
W.R. Berkley Corp.	6,887	464,322
White Mountains Insurance Group Ltd.	84	120,183
Willis Towers Watson PLC	3,571	842,363
		16,401,669
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	20,761	153,216
Annaly Capital Management, Inc.	17,401	271,630
Rithm Capital Corp.	15,678	146,276
Starwood Property Trust, Inc.	10,001	177,518
		748,640
TOTAL FINANCIALS		47,081,214
HEALTH CARE - 10.3%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	4,242	643,936
Apellis Pharmaceuticals, Inc. (a)	3,425	166,661
Biogen, Inc. (a)	4,931	1,171,310
BioMarin Pharmaceutical, Inc. (a)	6,402	521,443
Exact Sciences Corp. (a)	6,083	374,652
Exelixis, Inc. (a)	10,919	224,822
Incyte Corp. (a)	5,824	314,088
Ionis Pharmaceuticals, Inc. (a)	4,904	217,100
Karuna Therapeutics, Inc. (a)	1,237	206,097
Mirati Therapeutics, Inc. (a)	1,575	87,460
Natera, Inc. (a)	3,549	140,079
Neurocrine Biosciences, Inc. (a)	3,307	366,879
Repligen Corp. (a)	1,908	256,740
Roivant Sciences Ltd. (a)	11,828	102,194
Sarepta Therapeutics, Inc. (a)	3,063	206,171
Seagen, Inc. (a)	4,772	1,015,529
Ultragenyx Pharmaceutical, Inc. (a)	2,402	85,031
United Therapeutics Corp. (a)	1,546	344,542
		6,444,734
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	2,601	480,119
Baxter International, Inc.	17,445	565,741
Dentsply Sirona, Inc.	7,196	218,830
DexCom, Inc. (a)	13,229	1,175,132
Enovis Corp. (a)	1,856	85,190
Envista Holdings Corp. (a)	5,794	134,826
Globus Medical, Inc. (a)	4,109	187,822
Hologic, Inc. (a)	8,287	548,351
ICU Medical, Inc. (a)	731	71,682
IDEXX Laboratories, Inc. (a)	2,810	1,122,511
Inspire Medical Systems, Inc. (a)	872	128,324
Insulet Corp. (a)	2,396	317,638
Integra LifeSciences Holdings Corp. (a)	2,531	91,015
Masimo Corp. (a)	1,517	123,074
Novocure Ltd. (a)	3,768	50,114
Penumbra, Inc. (a)	1,235	236,070
QuidelOrtho Corp. (a)	1,864	113,853
ResMed, Inc.	4,998	705,818
Shockwave Medical, Inc. (a)	1,247	257,206
STERIS PLC	3,375	708,683
Tandem Diabetes Care, Inc. (a)	2,373	41,053
Teleflex, Inc.	1,314	242,762
The Cooper Companies, Inc.	1,654	515,635
Zimmer Biomet Holdings, Inc.	7,175	749,142
		8,870,591
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	3,060	224,941
agilon health, Inc. (a)	9,947	179,046
Amedisys, Inc. (a)	1,068	97,711
Cardinal Health, Inc.	8,672	789,152
Cencora, Inc.	5,508	1,019,806
Chemed Corp.	499	280,762
DaVita HealthCare Partners, Inc. (a)	1,835	141,717
Encompass Health Corp.	3,362	210,327
Henry Schein, Inc. (a)	4,429	287,796
Laboratory Corp. of America Holdings	3,009	600,988
Molina Healthcare, Inc. (a)	1,967	654,913
Premier, Inc.	4,249	81,666
Quest Diagnostics, Inc.	3,811	495,811
R1 RCM, Inc. (a)	5,223	61,579
Tenet Healthcare Corp. (a)	3,438	184,621
Universal Health Services, Inc. Class B	2,061	259,459
		5,570,295
Health Care Technology - 0.4%
Certara, Inc. (a)	4,050	49,370
Doximity, Inc. (a)	4,165	85,091
Teladoc Health, Inc. (a)	6,045	99,984
Veeva Systems, Inc. Class A (a)	4,932	950,446
		1,184,891
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	3,160	111,485
Agilent Technologies, Inc.	10,106	1,044,657
Avantor, Inc. (a)	22,962	400,228
Azenta, Inc. (a)	1,857	84,401
Bio-Rad Laboratories, Inc. Class A (a)	726	199,853
Bio-Techne Corp.	5,332	291,287
Bruker Corp.	3,634	207,138
Charles River Laboratories International, Inc. (a)	1,741	293,115
Fortrea Holdings, Inc.	3,055	86,762
ICON PLC (a)	2,776	677,233
Illumina, Inc. (a)	5,442	595,464
IQVIA Holdings, Inc. (a)	6,275	1,134,708
Maravai LifeSciences Holdings, Inc. (a)	4,058	27,838
Medpace Holdings, Inc. (a)	791	191,952
Mettler-Toledo International, Inc. (a)	744	732,989
QIAGEN NV (a)	7,731	289,371
Revvity, Inc.	4,353	360,646
Sotera Health Co. (a)	3,378	42,765
Waters Corp. (a)	2,003	477,776
West Pharmaceutical Services, Inc.	2,520	802,091
		8,051,759
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	6,150	211,499
Elanco Animal Health, Inc. (a)	17,180	151,356
Jazz Pharmaceuticals PLC (a)	2,131	270,680
Organon & Co.	7,295	107,893
Perrigo Co. PLC	4,887	135,077
Royalty Pharma PLC	12,869	345,790
Viatris, Inc.	35,780	318,442
		1,540,737
TOTAL HEALTH CARE		31,663,007
INDUSTRIALS - 19.1%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	2,367	484,028
BWX Technologies, Inc.	3,109	230,937
Curtiss-Wright Corp.	1,296	257,658
HEICO Corp.	1,547	245,060
HEICO Corp. Class A	2,699	343,124
Hexcel Corp.	2,874	177,958
Howmet Aerospace, Inc.	12,918	569,684
Huntington Ingalls Industries, Inc.	1,332	292,800
Mercury Systems, Inc. (a)	1,769	63,649
Spirit AeroSystems Holdings, Inc. Class A	3,663	82,784
Textron, Inc.	6,726	511,176
TransDigm Group, Inc. (a)	1,784	1,477,313
Woodward, Inc.	2,011	250,772
		4,986,943
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,965	324,456
Expeditors International of Washington, Inc.	5,180	565,915
GXO Logistics, Inc. (a)	3,983	201,181
		1,091,552
Building Products - 2.1%
A.O. Smith Corp.	4,171	290,969
Advanced Drain Systems, Inc.	2,318	247,632
Allegion PLC	2,983	293,408
Armstrong World Industries, Inc.	1,526	115,808
Builders FirstSource, Inc. (a)	4,330	469,892
Carlisle Companies, Inc.	1,688	428,904
Carrier Global Corp.	28,365	1,351,876
Fortune Brands Home & Security, Inc.	4,298	239,828
Hayward Holdings, Inc. (a)	4,558	47,859
Lennox International, Inc.	1,089	403,518
Masco Corp.	7,644	398,176
Owens Corning	3,054	346,232
The AZEK Co., Inc. (a)	4,494	117,743
Trane Technologies PLC	7,751	1,475,093
Trex Co., Inc. (a)	3,697	207,808
		6,434,746
Commercial Services & Supplies - 1.8%
Cintas Corp.	2,949	1,495,497
Clean Harbors, Inc. (a)	1,720	264,312
Copart, Inc.	29,204	1,270,958
Driven Brands Holdings, Inc. (a)	2,598	29,565
MSA Safety, Inc.	1,251	197,508
RB Global, Inc.	6,180	404,172
Republic Services, Inc.	7,040	1,045,370
Rollins, Inc.	8,706	327,433
Stericycle, Inc. (a)	3,157	130,195
Tetra Tech, Inc.	1,801	271,789
Vestis Corp.	3,992	61,038
		5,497,837
Construction & Engineering - 0.7%
AECOM	4,459	341,336
EMCOR Group, Inc.	1,593	329,193
MasTec, Inc. (a)	2,160	128,390
MDU Resources Group, Inc.	6,853	127,534
Quanta Services, Inc.	4,893	817,718
Valmont Industries, Inc.	717	141,184
Willscot Mobile Mini Holdings (a)	6,685	263,456
		2,148,811
Electrical Equipment - 1.4%
Acuity Brands, Inc.	1,075	174,118
AMETEK, Inc.	7,829	1,102,088
ChargePoint Holdings, Inc. Class A (a)(c)	12,161	30,889
Generac Holdings, Inc. (a)	2,109	177,304
Hubbell, Inc. Class B	1,825	492,933
nVent Electric PLC	5,588	268,950
Plug Power, Inc. (a)(c)	10,613	62,511
Regal Rexnord Corp.	2,274	269,264
Rockwell Automation, Inc.	3,936	1,034,420
Sensata Technologies, Inc. PLC	5,262	167,753
Sunrun, Inc. (a)(c)	7,599	73,330
Vertiv Holdings Co.	11,675	458,477
		4,312,037
Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	701	114,123
Hertz Global Holdings, Inc. (a)	4,757	40,102
J.B. Hunt Transport Services, Inc.	2,799	481,064
Knight-Swift Transportation Holdings, Inc. Class A	5,368	262,442
Landstar System, Inc.	1,219	200,867
Lyft, Inc. (a)	11,745	107,702
Old Dominion Freight Lines, Inc.	3,358	1,264,824
Ryder System, Inc.	1,526	148,846
Saia, Inc. (a)	905	324,433
Schneider National, Inc. Class B	1,858	47,063
U-Haul Holding Co. (a)	388	19,059
U-Haul Holding Co. (non-vtg.)	3,278	154,754
XPO, Inc. (a)	3,871	293,461
		3,458,740
Machinery - 4.7%
AGCO Corp.	2,140	245,372
Allison Transmission Holdings, Inc.	3,095	156,050
CNH Industrial NV	33,748	370,553
Crane Co.	1,636	159,232
Cummins, Inc.	4,848	1,048,622
Donaldson Co., Inc.	4,121	237,617
Dover Corp.	4,743	616,353
ESAB Corp.	1,915	121,220
Flowserve Corp.	4,437	162,927
Fortive Corp.	12,033	785,514
Gates Industrial Corp. PLC (a)	3,612	39,443
Graco, Inc.	5,688	422,903
IDEX Corp.	2,571	492,115
Ingersoll Rand, Inc.	13,783	836,352
ITT, Inc.	2,808	262,127
Lincoln Electric Holdings, Inc.	1,901	332,295
Middleby Corp. (a)	1,824	205,875
Nordson Corp.	1,946	413,700
Oshkosh Corp.	2,228	195,462
Otis Worldwide Corp.	14,077	1,086,885
PACCAR, Inc.	17,458	1,440,809
Parker Hannifin Corp.	4,349	1,604,390
Pentair PLC	5,589	324,833
RBC Bearings, Inc. (a)	962	211,486
Snap-On, Inc.	1,771	456,812
Stanley Black & Decker, Inc.	5,214	443,451
Timken Co.	2,154	148,884
Toro Co.	3,577	289,165
Westinghouse Air Brake Tech Co.	6,071	643,647
Xylem, Inc.	8,129	760,387
		14,514,481
Marine Transportation - 0.0%
Kirby Corp. (a)	2,025	151,268
Passenger Airlines - 0.6%
Alaska Air Group, Inc. (a)	4,827	152,678
American Airlines Group, Inc. (a)	22,217	247,720
Delta Air Lines, Inc.	22,676	708,625
Southwest Airlines Co.	17,768	394,983
United Airlines Holdings, Inc. (a)	11,165	390,887
		1,894,893
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp. Class A	4,422	530,330
Broadridge Financial Solutions, Inc.	3,987	680,342
CACI International, Inc. Class A (a)	768	249,416
Ceridian HCM Holding, Inc. (a)	5,025	321,650
Clarivate Analytics PLC (a)	16,508	105,321
Concentrix Corp.	1,540	117,363
Dun & Bradstreet Holdings, Inc.	9,589	84,000
Equifax, Inc.	4,150	703,716
FTI Consulting, Inc. (a)	1,132	240,278
Genpact Ltd.	6,111	204,963
Jacobs Solutions, Inc.	4,285	571,191
KBR, Inc.	4,596	267,257
Leidos Holdings, Inc.	4,646	460,512
Manpower, Inc.	1,742	121,888
Paychex, Inc.	10,964	1,217,552
Paycom Software, Inc.	1,774	434,577
Paycor HCM, Inc. (a)	1,954	42,167
Paylocity Holding Corp. (a)	1,436	257,618
Robert Half, Inc.	3,582	267,826
Science Applications International Corp.	1,826	199,472
SS&C Technologies Holdings, Inc.	7,281	365,870
TransUnion Holding Co., Inc.	6,573	288,423
Verisk Analytics, Inc.	4,858	1,104,515
		8,836,247
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	3,509	121,517
Core & Main, Inc. (a)	3,666	110,273
Fastenal Co.	19,442	1,134,246
Ferguson PLC	7,020	1,054,404
MSC Industrial Direct Co., Inc. Class A	1,562	148,000
SiteOne Landscape Supply, Inc. (a)	1,511	208,170
United Rentals, Inc.	2,335	948,640
W.W. Grainger, Inc.	1,519	1,108,612
Watsco, Inc.	1,130	394,246
WESCO International, Inc.	1,510	193,582
		5,421,690
TOTAL INDUSTRIALS		58,749,245
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.3%
Ciena Corp. (a)	5,102	215,304
F5, Inc. (a)	2,049	310,608
Juniper Networks, Inc.	11,090	298,543
Lumentum Holdings, Inc. (a)	1,851	72,578
Ubiquiti, Inc.	192	23,318
ViaSat, Inc. (a)	4,138	76,305
		996,656
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	19,841	1,598,193
Arrow Electronics, Inc. (a)	1,948	220,923
Avnet, Inc.	3,086	142,974
CDW Corp.	4,601	922,040
Cognex Corp.	5,974	215,004
Coherent Corp. (a)	4,154	122,958
Corning, Inc.	25,993	695,573
Crane Nxt Co.	1,633	84,916
IPG Photonics Corp. (a)	1,037	89,078
Jabil, Inc.	4,342	533,198
Keysight Technologies, Inc. (a)	6,076	741,576
Littelfuse, Inc.	823	178,319
TD SYNNEX Corp.	1,607	147,330
Teledyne Technologies, Inc. (a)	1,588	594,849
Trimble, Inc. (a)	8,479	399,615
Vontier Corp.	5,283	156,165
Zebra Technologies Corp. Class A (a)	1,752	366,921
		7,209,632
IT Services - 2.2%
Akamai Technologies, Inc. (a)	5,236	541,036
Amdocs Ltd.	4,042	324,007
Cloudflare, Inc. (a)	9,819	556,639
Cognizant Technology Solutions Corp. Class A	17,286	1,114,428
DXC Technology Co. (a)	7,382	148,895
EPAM Systems, Inc. (a)	1,906	414,688
Gartner, Inc. (a)	2,612	867,288
Globant SA (a)	1,409	239,939
GoDaddy, Inc. (a)	5,252	384,604
Kyndryl Holdings, Inc. (a)	7,776	113,763
MongoDB, Inc. Class A (a)	2,235	770,159
Okta, Inc. (a)	5,111	344,533
Twilio, Inc. Class A (a)	5,810	297,821
VeriSign, Inc. (a)	3,083	615,552
		6,733,352
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems LLC (a)	2,551	66,224
Cirrus Logic, Inc. (a)	1,873	125,360
Enphase Energy, Inc. (a)	4,564	363,203
Entegris, Inc.	5,082	447,419
First Solar, Inc. (a)	3,640	518,518
GlobalFoundries, Inc. (a)(c)	2,698	133,875
Lattice Semiconductor Corp. (a)	4,641	258,086
Marvell Technology, Inc.	29,171	1,377,455
Microchip Technology, Inc.	18,373	1,309,811
MKS Instruments, Inc.	2,314	151,937
Monolithic Power Systems, Inc.	1,551	685,139
ON Semiconductor Corp. (a)	14,704	921,059
Qorvo, Inc. (a)	3,343	292,245
Skyworks Solutions, Inc.	5,408	469,090
Teradyne, Inc.	5,307	441,914
Universal Display Corp.	1,559	216,982
Wolfspeed, Inc. (a)(c)	3,662	123,922
		7,902,239
Software - 4.5%
Alteryx, Inc. Class A (a)	2,166	69,334
ANSYS, Inc. (a)	2,953	821,702
AppLovin Corp. (a)	7,141	260,218
Aspen Technology, Inc. (a)	955	169,751
Bentley Systems, Inc. Class B	6,529	317,571
Bill Holdings, Inc. (a)	3,525	321,797
CCC Intelligent Solutions Holdings, Inc. Class A (a)	6,821	73,462
Confluent, Inc. (a)	6,352	183,636
Crowdstrike Holdings, Inc. (a)	7,191	1,271,153
Datadog, Inc. Class A (a)	9,335	760,522
DocuSign, Inc. (a)	6,952	270,294
Dolby Laboratories, Inc. Class A	2,012	162,851
DoubleVerify Holdings, Inc. (a)	4,292	119,446
Dropbox, Inc. Class A (a)	8,783	230,993
Dynatrace, Inc. (a)	8,194	366,354
Elastic NV (a)	2,653	199,081
Fair Isaac Corp. (a)	825	697,843
Five9, Inc. (a)	2,450	141,782
Gen Digital, Inc.	19,010	316,707
GitLab, Inc. (a)	3,024	130,879
Guidewire Software, Inc. (a)	2,774	250,021
HashiCorp, Inc. (a)	3,454	68,009
HubSpot, Inc. (a)	1,554	658,539
Informatica, Inc. (a)	1,430	27,427
Manhattan Associates, Inc. (a)	2,096	408,678
nCino, Inc. (a)	2,412	67,777
NCR Corp. (a)	4,346	66,450
New Relic, Inc. (a)	1,917	166,146
Nutanix, Inc. Class A (a)	7,809	282,608
Palantir Technologies, Inc. (a)	63,855	945,054
Pegasystems, Inc.	1,441	61,588
Procore Technologies, Inc. (a)	2,687	164,149
PTC, Inc. (a)	3,896	547,076
RingCentral, Inc. (a)	3,025	80,405
SentinelOne, Inc. (a)	8,012	125,228
Smartsheet, Inc. (a)	4,288	169,548
Splunk, Inc. (a)	5,195	764,496
Teradata Corp. (a)	3,412	145,761
Tyler Technologies, Inc. (a)	1,416	528,026
UiPath, Inc. Class A (a)	12,883	200,073
Unity Software, Inc. (a)	8,566	217,319
Zoom Video Communications, Inc. Class A (a)	8,076	484,398
Zscaler, Inc. (a)	2,986	473,848
		13,788,000
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	44,259	680,703
HP, Inc.	29,655	780,816
NetApp, Inc.	7,168	521,687
Pure Storage, Inc. Class A (a)	9,584	324,035
Western Digital Corp. (a)	10,903	437,755
		2,744,996
TOTAL INFORMATION TECHNOLOGY		39,374,875
MATERIALS - 5.9%
Chemicals - 2.8%
Albemarle Corp.	4,011	508,515
Ashland, Inc.	1,669	127,895
Axalta Coating Systems Ltd. (a)	7,537	197,696
Celanese Corp. Class A	3,366	385,441
CF Industries Holdings, Inc.	6,694	534,047
Corteva, Inc.	24,446	1,176,830
DuPont de Nemours, Inc.	15,625	1,138,750
Eastman Chemical Co.	4,153	310,354
Element Solutions, Inc.	7,614	138,803
FMC Corp.	3,707	197,212
Ginkgo Bioworks Holdings, Inc. Class A (a)(c)	54,405	74,535
Huntsman Corp.	6,113	142,616
International Flavors & Fragrances, Inc.	8,091	553,020
LyondellBasell Industries NV Class A	8,840	797,722
NewMarket Corp.	212	102,216
Olin Corp.	4,456	190,360
PPG Industries, Inc.	8,013	983,756
RPM International, Inc.	4,326	394,834
The Chemours Co. LLC	5,228	126,047
The Mosaic Co.	11,434	371,376
The Scotts Miracle-Gro Co. Class A	1,475	65,549
Westlake Corp.	1,097	126,550
		8,644,124
Construction Materials - 0.6%
Eagle Materials, Inc.	1,195	183,922
Martin Marietta Materials, Inc.	2,100	858,774
Vulcan Materials Co.	4,511	886,366
		1,929,062
Containers & Packaging - 1.3%
Amcor PLC	51,083	454,128
Aptargroup, Inc.	2,123	259,579
Ardagh Group SA (a)	363	1,781
Ardagh Metal Packaging SA	6,780	22,849
Avery Dennison Corp.	2,747	478,170
Ball Corp.	10,486	504,901
Berry Global Group, Inc.	4,056	223,080
Crown Holdings, Inc.	3,606	290,644
Graphic Packaging Holding Co.	10,362	222,887
International Paper Co.	11,797	397,913
Packaging Corp. of America	3,010	460,681
Sealed Air Corp.	5,102	157,091
Silgan Holdings, Inc.	2,852	114,251
Sonoco Products Co.	3,331	172,579
WestRock Co.	8,847	317,873
		4,078,407
Metals & Mining - 1.1%
Alcoa Corp.	6,404	164,199
Cleveland-Cliffs, Inc. (a)	17,282	289,992
MP Materials Corp. (a)	3,734	61,238
Nucor Corp.	8,568	1,266,265
Reliance Steel & Aluminum Co.	1,989	505,962
Royal Gold, Inc.	2,231	232,760
SSR Mining, Inc.	7,081	98,284
Steel Dynamics, Inc.	5,465	582,077
United States Steel Corp.	7,531	255,226
		3,456,003
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,234	114,560
TOTAL MATERIALS		18,222,156
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	3,271	182,980
Alexandria Real Estate Equities, Inc.	5,200	484,276
American Homes 4 Rent Class A	11,327	370,846
Americold Realty Trust	9,235	242,142
Apartment Income (REIT) Corp.	5,404	157,851
AvalonBay Communities, Inc.	4,880	808,811
Boston Properties, Inc.	5,471	293,081
Brixmor Property Group, Inc.	10,667	221,767
Camden Property Trust (SBI)	3,666	311,170
Cousins Properties, Inc.	6,014	107,470
CubeSmart	7,747	264,095
Digital Realty Trust, Inc.	10,205	1,269,094
EastGroup Properties, Inc.	1,495	244,059
EPR Properties	2,636	112,557
Equity Lifestyle Properties, Inc.	6,079	399,998
Equity Residential (SBI)	12,686	701,916
Essex Property Trust, Inc.	2,200	470,624
Extra Space Storage, Inc.	7,170	742,740
Federal Realty Investment Trust (SBI)	2,875	262,171
First Industrial Realty Trust, Inc.	4,557	192,761
Gaming & Leisure Properties	8,792	399,069
Healthcare Trust of America, Inc.	10,117	145,179
Healthpeak Properties, Inc.	13,446	209,085
Highwoods Properties, Inc. (SBI)	4,568	81,722
Host Hotels & Resorts, Inc.	24,426	378,114
Invitation Homes, Inc.	20,972	622,659
Iron Mountain, Inc.	9,861	582,489
Kilroy Realty Corp.	4,457	127,381
Kimco Realty Corp.	21,729	389,818
Lamar Advertising Co. Class A	3,027	249,031
Medical Properties Trust, Inc. (c)	11,523	55,080
Mid-America Apartment Communities, Inc.	4,061	479,807
National Storage Affiliates Trust	2,978	84,933
NNN (REIT), Inc.	6,570	238,688
Omega Healthcare Investors, Inc.	8,057	266,687
Park Hotels & Resorts, Inc.	7,858	90,603
Rayonier, Inc.	5,190	130,996
Realty Income Corp.	21,455	1,016,538
Regency Centers Corp.	6,286	378,794
Rexford Industrial Realty, Inc.	7,182	310,550
SBA Communications Corp. Class A	3,457	721,234
Simon Property Group, Inc.	11,165	1,226,922
Spirit Realty Capital, Inc.	5,216	187,724
Stag Industrial, Inc.	6,179	205,266
Sun Communities, Inc.	4,208	468,098
UDR, Inc.	11,476	365,052
Ventas, Inc.	13,695	581,490
VICI Properties, Inc.	34,764	969,916
Vornado Realty Trust	6,422	123,302
Welltower, Inc.	16,949	1,417,106
Weyerhaeuser Co.	24,930	715,242
WP Carey, Inc.	7,375	395,669
		21,454,653
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	10,593	734,519
CoStar Group, Inc. (a)	13,789	1,012,250
Howard Hughes Holdings, Inc.	1,145	75,948
Jones Lang LaSalle, Inc. (a)	1,660	212,347
Zillow Group, Inc.:
Class A (a)	1,941	68,964
Class C (a)	5,256	190,530
		2,294,558
TOTAL REAL ESTATE		23,749,211
UTILITIES - 5.7%
Electric Utilities - 2.9%
Alliant Energy Corp.	8,618	420,472
Avangrid, Inc.	3,070	91,701
Constellation Energy Corp.	11,155	1,259,623
Edison International	12,928	815,240
Entergy Corp.	7,361	703,638
Evergy, Inc.	7,799	383,243
Eversource Energy	10,130	544,893
FirstEnergy Corp.	18,871	671,808
Hawaiian Electric Industries, Inc.	4,641	60,240
IDACORP, Inc.	1,714	162,333
NRG Energy, Inc.	7,945	336,709
OGE Energy Corp.	6,934	237,143
PG&E Corp. (a)	67,964	1,107,813
Pinnacle West Capital Corp.	3,848	285,445
PPL Corp.	25,254	620,491
Xcel Energy, Inc.	18,858	1,117,714
		8,818,506
Gas Utilities - 0.3%
Atmos Energy Corp.	4,942	532,056
National Fuel Gas Co.	3,133	159,626
UGI Corp.	5,229	108,763
		800,445
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	4,656	105,971
Clearway Energy, Inc.:
Class A	1,463	29,801
Class C	2,915	63,285
The AES Corp.	23,058	343,564
Vistra Corp.	12,545	410,472
		953,093
Multi-Utilities - 1.9%
Ameren Corp.	9,091	688,280
CenterPoint Energy, Inc.	21,651	581,979
CMS Energy Corp.	10,057	546,497
Consolidated Edison, Inc.	11,917	1,046,193
DTE Energy Co.	7,022	676,780
NiSource, Inc.	14,194	357,121
Public Service Enterprise Group, Inc.	16,923	1,043,303
WEC Energy Group, Inc.	10,735	873,722
		5,813,875
Water Utilities - 0.3%
American Water Works Co., Inc.	6,673	785,078
Essential Utilities, Inc.	8,735	292,273
		1,077,351
TOTAL UTILITIES		17,463,270
TOTAL COMMON STOCKS (Cost $301,462,793)		307,177,678

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	36

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	637,119	637,246
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	2,342,486	2,342,720
TOTAL MONEY MARKET FUNDS (Cost $2,979,966)		2,979,966

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $304,442,833)	310,157,680
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,399,338)
NET ASSETS - 100.0%	307,758,342

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec 2023	712,530	(4,257)	(4,257)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	736,400	21,393,618	21,492,772	18,620	-	-	637,246	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	3,218,228	15,767,350	16,642,858	55,544	-	-	2,342,720	0.0%
Total	3,954,628	37,160,968	38,135,630	74,164	-	-	2,979,966

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,087,204	11,087,204	-	-
Consumer Discretionary	30,973,452	30,973,452	-	-
Consumer Staples	11,369,712	11,369,712	-	-
Energy	17,444,332	17,444,332	-	-
Financials	47,081,214	47,081,214	-	-
Health Care	31,663,007	31,663,007	-	-
Industrials	58,749,245	58,749,245	-	-
Information Technology	39,374,875	39,374,875	-	-
Materials	18,222,156	18,222,156	-	-
Real Estate	23,749,247	23,749,247	-	-
Utilities	17,463,270	17,463,270	-	-

Money Market Funds	2,979,966	2,979,966	-	-
Total Investments in Securities:	310,157,680	310,157,680	-	-
Derivative Instruments: Liabilities
Futures Contracts	(4,257)	(4,257)	-	-
Total Liabilities	(4,257)	(4,257)	-	-
Total Derivative Instruments:	(4,257)	(4,257)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(4,257)
Total Equity Risk	0	(4,257)
Total Value of Derivatives	0	(4,257)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,346,341) - See accompanying schedule:
Unaffiliated issuers (cost $301,462,867)	$307,177,714
Fidelity Central Funds (cost $2,979,966)	2,979,966

Total Investment in Securities (cost $304,442,833)		$310,157,680
Segregated cash with brokers for derivative instruments		72,000
Receivable for fund shares sold		463,775
Dividends receivable		153,256
Distributions receivable from Fidelity Central Funds		5,193
Receivable for daily variation margin on futures contracts		6,390
Other receivables		1,364
Total assets		310,859,658
Liabilities
Payable for investments purchased	$201,025
Payable for fund shares redeemed	430,882
Accrued management fee	789
Other payables and accrued expenses	125,930
Collateral on securities loaned	2,342,690
Total Liabilities		3,101,316
Net Assets		$307,758,342
Net Assets consist of:
Paid in capital		$303,374,754
Total accumulated earnings (loss)		4,383,588
Net Assets		$307,758,342
Net Asset Value, offering price and redemption price per share ($307,758,342 ÷ 21,840,100 shares)		$14.09

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$2,638,813
Income from Fidelity Central Funds (including $55,544 from security lending)		74,164
Total Income		2,712,977
Expenses
Independent trustees' fees and expenses	$531
Proxy	125,925
Total expenses before reductions	126,456
Expense reductions	(121,311)
Total expenses after reductions		5,145
Net Investment income (loss)		2,707,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,161,900
Futures contracts	(67,583)
Total net realized gain (loss)		3,094,317
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(20,797,914)
Futures contracts	(26,175)
Total change in net unrealized appreciation (depreciation)		(20,824,089)
Net gain (loss)		(17,729,772)
Net increase (decrease) in net assets resulting from operations		$(15,021,940)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,707,832	$4,589,947
Net realized gain (loss)	3,094,317	(2,768,507)
Change in net unrealized appreciation (depreciation)	(20,824,089)	(4,263,358)
Net increase (decrease) in net assets resulting from operations	(15,021,940)	(2,441,918)
Distributions to shareholders	(1,176,602)	(4,597,577)

Share transactions
Proceeds from sales of shares	72,381,180	118,927,737
Reinvestment of distributions	849,371	3,203,047
Cost of shares redeemed	(43,236,184)	(72,465,560)

Net increase (decrease) in net assets resulting from share transactions	29,994,367	49,665,224
Total increase (decrease) in net assets	13,795,825	42,625,729

Net Assets
Beginning of period	293,962,517	251,336,788
End of period	$307,758,342	$293,962,517

Other Information
Shares
Sold	4,800,372	8,137,991
Issued in reinvestment of distributions	56,734	224,077
Redeemed	(2,842,573)	(4,909,134)
Net increase (decrease)	2,014,533	3,452,934

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.83	$15.35	$16.82	$10.78	$12.23	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.21	.19	.22	.20
Net realized and unrealized gain (loss)	(.81)	(.52)	(1.18)	6.17	(1.39)	.98
Total from investment operations	(.68)	(.26)	(.97)	6.36	(1.17)	1.18
Distributions from net investment income	(.06)	(.23)	(.19)	(.20)	(.18)	(.19)
Distributions from net realized gain	-	(.03)	(.31)	(.12)	(.10)	(.05)
Total distributions	(.06)	(.26)	(.50)	(.32)	(.28)	(.23) C
Net asset value, end of period	$14.09	$14.83	$15.35	$16.82	$10.78	$12.23
Total Return D,E	(4.63)%	(1.62)%	(6.09)%	59.64%	(9.88)%	10.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.04% H,I	-% J	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any J	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions J	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	1.69% H,I	1.75%	1.27%	1.35%	1.84%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$307,758	$293,963	$251,337	$189,335	$88,365	$76,766
Portfolio turnover rate K	17% I	13%	13%	26%	38%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount represents less than .005%.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnership and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,519,554
Gross unrealized depreciation	(49,103,682)
Net unrealized appreciation (depreciation)	$(584,128)
Tax cost	$310,737,551

The Fund elected to defer to its next fiscal year approximately $724,157 of capital losses recognized during the period November 1, 2022 to April 30, 2023.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	60,098,329	26,984,802

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$194	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets on an annual basis. This reimbursement will remain in place through August 31, 2025. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement
Fidelity Flex Mid Cap Index Fund	$121,119

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $192.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity Flex® Mid Cap Index Fund	-%-D
Actual		$ 1,000	$ 953.70	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Mid Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9881626.106
ZMP-SANN-1223
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Semi-Annual Report
October 31, 2023

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Phillips 66 Co.	0.6
Arthur J. Gallagher & Co.	0.6
Parker Hannifin Corp.	0.5
AFLAC, Inc.	0.5
Amphenol Corp. Class A	0.5
Cintas Corp.	0.5
TransDigm Group, Inc.	0.5
Trane Technologies PLC	0.5
PACCAR, Inc.	0.5
The Williams Companies, Inc.	0.5
5.2

Market Sectors (% of Fund's net assets)

Industrials	19.1
Financials	15.3
Information Technology	12.8
Health Care	10.3
Consumer Discretionary	10.0
Real Estate	7.7
Materials	5.9
Energy	5.7
Utilities	5.7
Consumer Staples	3.7
Communication Services	3.6

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Mid Cap Index Fund
Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	705,156	12,636,396
Iridium Communications, Inc.	357,371	13,240,596
		25,876,992
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A (b)	169,315	1,808,284
Electronic Arts, Inc.	783,743	97,019,546
Liberty Media Corp. Liberty Formula One:
Class A	68,234	3,926,867
Class C	554,653	35,880,503
Liberty Media Corp. Liberty Live:
Class C	132,947	4,237,021
Series A	57,273	1,789,209
Live Nation Entertainment, Inc. (a)	447,918	35,842,398
Madison Square Garden Sports Corp.	53,319	8,965,057
Playtika Holding Corp. (a)	67,076	563,438
Roblox Corp. (a)	1,314,100	41,801,521
Roku, Inc. Class A (a)	350,607	20,885,659
Spotify Technology SA (a)	401,082	66,082,270
Take-Two Interactive Software, Inc. (a)	471,882	63,114,218
TKO Group Holdings, Inc.	123,348	10,112,069
Warner Bros Discovery, Inc. (a)	6,313,526	62,756,448
		454,784,508
Interactive Media & Services - 0.4%
IAC, Inc. (a)	212,520	9,042,726
Match Group, Inc. (a)	793,577	27,457,764
Pinterest, Inc. Class A (a)	1,698,028	50,737,077
TripAdvisor, Inc. (a)	322,678	4,762,727
Zoominfo Technologies, Inc. (a)	896,729	11,621,608
		103,621,902
Media - 1.3%
Cable One, Inc.	16,378	9,005,771
DISH Network Corp. Class A (a)(b)	587,723	2,879,843
Fox Corp.:
Class A	756,005	22,974,992
Class B	387,485	10,814,706
Interpublic Group of Companies, Inc.	1,103,775	31,347,210
Liberty Broadband Corp.:
Class A (a)	48,697	4,057,434
Class C (a)	331,829	27,644,674
Liberty Media Corp. Liberty SiriusXM	437,147	10,731,959
Liberty Media Corp. Liberty SiriusXM Class A	215,133	5,268,607
News Corp.:
Class A	1,084,697	22,431,534
Class B (b)	338,049	7,247,771
Nexstar Broadcasting Group, Inc. Class A	98,023	13,731,062
Omnicom Group, Inc.	564,607	42,294,710
Paramount Global:
Class A (b)	37,371	519,457
Class B (b)	1,641,202	17,856,278
Sirius XM Holdings, Inc. (b)	1,844,435	7,894,182
The New York Times Co. Class A	462,017	18,623,905
The Trade Desk, Inc. (a)	1,261,012	89,481,412
		344,805,507
TOTAL COMMUNICATION SERVICES		929,088,909
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.5%
Aptiv PLC (a)	775,158	67,593,778
BorgWarner, Inc.	667,366	24,625,805
Gentex Corp.	670,143	19,219,701
Lear Corp.	168,141	21,817,976
Phinia, Inc.	133,832	3,463,572
QuantumScape Corp. Class A (a)(b)	845,795	4,415,050
		141,135,882
Automobiles - 0.2%
Harley-Davidson, Inc.	375,288	10,076,483
Lucid Group, Inc. Class A (a)(b)	2,139,747	8,815,758
Rivian Automotive, Inc. (a)(b)	1,905,150	30,901,533
Thor Industries, Inc.	146,636	12,893,703
		62,687,477
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	3,133,042	53,261,714
eBay, Inc.	1,527,487	59,923,315
Etsy, Inc. (a)	352,767	21,977,384
Kohl's Corp. (b)	327,779	7,391,416
Macy's, Inc. (b)	772,497	9,409,013
Nordstrom, Inc. (b)	327,045	4,572,089
Ollie's Bargain Outlet Holdings, Inc. (a)	175,939	13,589,528
		170,124,459
Distributors - 0.5%
Genuine Parts Co.	401,688	51,761,516
LKQ Corp.	762,461	33,487,287
Pool Corp.	108,831	34,365,565
		119,614,368
Diversified Consumer Services - 0.3%
ADT, Inc.	603,763	3,417,299
Bright Horizons Family Solutions, Inc. (a)	164,361	12,172,576
Grand Canyon Education, Inc. (a)	86,284	10,209,986
H&R Block, Inc.	433,924	17,812,580
Mister Car Wash, Inc. (a)(b)	226,203	1,176,256
Service Corp. International	420,327	22,874,195
		67,662,892
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	669,410	18,027,211
Boyd Gaming Corp.	209,650	11,583,163
Caesars Entertainment, Inc. (a)	594,455	23,712,810
Carnival Corp. (a)	2,850,135	32,662,547
Cava Group, Inc. (b)	46,558	1,470,767
Choice Hotels International, Inc. (b)	86,863	9,598,362
Churchill Downs, Inc.	203,310	22,331,570
Darden Restaurants, Inc.	345,216	50,239,284
Domino's Pizza, Inc.	101,202	34,306,466
Doordash, Inc. (a)	863,289	64,703,511
Draftkings Holdings, Inc. (a)	1,196,333	33,042,717
Expedia, Inc. (a)	410,750	39,140,368
Hilton Worldwide Holdings, Inc.	735,514	111,452,436
Hyatt Hotels Corp. Class A (b)	131,194	13,439,513
Marriott Vacations Worldwide Corp.	104,844	9,421,282
MGM Resorts International	837,775	29,255,103
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,222,060	16,620,016
Penn Entertainment, Inc. (a)	417,755	8,242,306
Planet Fitness, Inc. (a)	244,211	13,497,542
Royal Caribbean Cruises Ltd. (a)	669,552	56,731,141
Texas Roadhouse, Inc. Class A	191,062	19,400,435
Travel+Leisure Co.	206,314	7,020,865
Vail Resorts, Inc.	109,419	23,224,183
Wendy's Co.	495,065	9,416,136
Wingstop, Inc.	85,710	15,665,217
Wyndham Hotels & Resorts, Inc.	240,494	17,411,766
Wynn Resorts Ltd.	297,267	26,094,097
Yum! Brands, Inc.	801,845	96,910,987
		814,621,801
Household Durables - 1.6%
D.R. Horton, Inc.	889,887	92,904,203
Garmin Ltd.	439,230	45,034,252
Leggett & Platt, Inc.	380,987	8,926,525
Lennar Corp.:
Class A	710,680	75,815,342
Class B (b)	39,007	3,846,480
Mohawk Industries, Inc. (a)	152,952	12,294,282
Newell Brands, Inc.	1,093,794	7,350,296
NVR, Inc. (a)	8,436	45,660,862
PulteGroup, Inc.	622,832	45,834,207
Tempur Sealy International, Inc.	477,371	19,061,424
Toll Brothers, Inc.	310,886	21,982,749
TopBuild Corp. (a)	90,543	20,712,617
Whirlpool Corp.	153,457	16,045,464
		415,468,703
Leisure Products - 0.3%
Brunswick Corp.	204,718	14,221,759
Hasbro, Inc.	375,308	16,945,156
Mattel, Inc. (a)	1,011,947	19,307,949
Peloton Interactive, Inc. Class A (a)(b)	680,289	3,238,176
Polaris, Inc.	155,672	13,453,174
YETI Holdings, Inc. (a)(b)	252,198	10,723,459
		77,889,673
Specialty Retail - 2.1%
Advance Auto Parts, Inc. (b)	157,842	8,212,519
AutoNation, Inc. (a)	83,961	10,921,647
Bath & Body Works, Inc.	655,624	19,439,252
Best Buy Co., Inc.	557,025	37,220,411
Burlington Stores, Inc. (a)	185,011	22,391,881
CarMax, Inc. (a)	452,086	27,617,934
Dick's Sporting Goods, Inc.	171,892	18,383,849
Five Below, Inc. (a)	156,781	27,276,758
Floor & Decor Holdings, Inc. Class A (a)(b)	297,940	24,550,256
GameStop Corp. Class A (a)(b)	767,017	10,561,824
Gap, Inc. (b)	563,636	7,214,541
Lithia Motors, Inc. Class A (sub. vtg.)	77,350	18,734,944
Murphy U.S.A., Inc.	56,379	20,448,100
Penske Automotive Group, Inc.	57,251	8,191,473
Petco Health & Wellness Co., Inc. (a)(b)	280,028	968,897
RH (a)	49,915	10,879,473
Ross Stores, Inc.	960,616	111,402,638
Tractor Supply Co. (b)	313,284	60,325,967
Ulta Beauty, Inc. (a)	143,081	54,558,216
Valvoline, Inc.	473,642	14,052,958
Victoria's Secret & Co. (a)	226,304	4,046,316
Wayfair LLC Class A (a)(b)	235,592	10,038,575
Williams-Sonoma, Inc. (b)	182,227	27,377,784
		554,816,213
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	327,000	16,735,860
Carter's, Inc. (b)	105,600	7,092,096
Columbia Sportswear Co.	102,217	7,543,615
Crocs, Inc. (a)	174,080	15,548,826
Deckers Outdoor Corp. (a)	74,928	44,736,512
PVH Corp.	178,451	13,267,832
Ralph Lauren Corp.	114,212	12,852,276
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	380,734	18,358,993
Tapestry, Inc.	675,373	18,613,280
Under Armour, Inc.:
Class A (sub. vtg.) (a)	177,573	1,216,375
Class C (non-vtg.) (a)	965,445	6,207,811
VF Corp.	993,950	14,640,884
		176,814,360
TOTAL CONSUMER DISCRETIONARY		2,600,835,828
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	26,879	8,976,242
Brown-Forman Corp.:
Class A (b)	141,991	8,153,123
Class B (non-vtg.)	523,765	29,414,642
Celsius Holdings, Inc. (a)	136,967	20,831,311
Molson Coors Beverage Co. Class B	499,178	28,837,513
		96,212,831
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	1,188,064	25,780,989
BJ's Wholesale Club Holdings, Inc. (a)	380,418	25,914,074
Casey's General Stores, Inc.	106,424	28,937,750
Dollar Tree, Inc. (a)	597,044	66,325,618
Grocery Outlet Holding Corp. (a)	272,509	7,540,324
Kroger Co.	1,866,095	84,664,730
Performance Food Group Co. (a)	437,827	25,288,888
U.S. Foods Holding Corp. (a)	647,688	25,220,971
Walgreens Boots Alliance, Inc.	2,051,209	43,239,486
		332,912,830
Food Products - 1.5%
Bunge Ltd.	426,996	45,253,036
Campbell Soup Co.	546,787	22,095,663
Conagra Brands, Inc.	1,360,455	37,222,049
Darling Ingredients, Inc. (a)	453,538	20,087,198
Flowers Foods, Inc.	537,458	11,786,454
Freshpet, Inc. (a)(b)	131,036	7,521,466
Hormel Foods Corp.	827,847	26,946,420
Ingredion, Inc.	188,203	17,612,037
Kellanova	743,598	37,529,391
Lamb Weston Holdings, Inc.	415,665	37,326,717
McCormick & Co., Inc. (non-vtg.)	719,221	45,958,222
Pilgrim's Pride Corp. (a)	117,099	2,986,025
Post Holdings, Inc. (a)(b)	153,048	12,286,693
Seaboard Corp.	729	2,556,567
The J.M. Smucker Co.	282,527	32,162,874
Tyson Foods, Inc. Class A	795,215	36,858,215
WK Kellogg Co.	186,163	1,865,353
		398,054,380
Household Products - 0.5%
Church & Dwight Co., Inc.	698,784	63,547,417
Reynolds Consumer Products, Inc.	154,837	3,937,505
Spectrum Brands Holdings, Inc.	115,426	8,693,886
The Clorox Co.	354,205	41,689,929
		117,868,737
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	1,032,424	9,673,813
Olaplex Holdings, Inc. (a)	385,966	548,072
		10,221,885
TOTAL CONSUMER STAPLES		955,270,663
ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	2,898,187	99,755,597
Halliburton Co.	2,570,739	101,132,872
NOV, Inc.	1,123,521	22,425,479
TechnipFMC PLC	1,254,432	26,995,377
		250,309,325
Oil, Gas & Consumable Fuels - 4.7%
Antero Midstream GP LP	968,348	11,949,414
Antero Resources Corp. (a)	809,442	23,829,972
APA Corp.	887,576	35,254,519
Cheniere Energy, Inc.	693,596	115,428,246
Chesapeake Energy Corp. (b)	361,851	31,148,134
Coterra Energy, Inc.	2,134,591	58,701,253
Devon Energy Corp.	1,834,337	85,425,074
Diamondback Energy, Inc.	518,173	83,073,495
DT Midstream, Inc. (b)	277,501	14,976,729
EQT Corp.	1,030,842	43,687,084
Hess Corp.	795,274	114,837,566
HF Sinclair Corp.	403,340	22,336,969
Marathon Oil Corp.	1,778,663	48,575,287
New Fortress Energy, Inc.	186,017	5,636,315
ONEOK, Inc.	1,278,922	83,385,714
Ovintiv, Inc.	733,832	35,223,936
Phillips 66 Co.	1,317,985	150,342,547
Range Resources Corp.	669,147	23,982,228
Southwestern Energy Co. (a)	3,129,149	22,310,832
Targa Resources Corp.	639,684	53,483,979
Texas Pacific Land Corp.	16,525	30,504,324
The Williams Companies, Inc.	3,484,012	119,850,013
		1,213,943,630
TOTAL ENERGY		1,464,252,955
FINANCIALS - 15.3%
Banks - 2.3%
Bank OZK	308,486	11,046,884
BOK Financial Corp.	80,777	5,292,509
Citizens Financial Group, Inc.	1,354,232	31,729,656
Columbia Banking Systems, Inc.	595,406	11,711,636
Comerica, Inc.	378,562	14,915,343
Commerce Bancshares, Inc.	326,257	14,309,632
Cullen/Frost Bankers, Inc.	169,225	15,397,783
East West Bancorp, Inc.	401,320	21,518,778
Fifth Third Bancorp	1,941,266	46,027,417
First Citizens Bancshares, Inc.	30,977	42,771,183
First Hawaiian, Inc.	363,780	6,522,575
First Horizon National Corp.	1,589,420	17,086,265
FNB Corp., Pennsylvania	1,019,344	10,896,787
Huntington Bancshares, Inc.	4,110,177	39,663,208
KeyCorp	2,682,149	27,411,563
M&T Bank Corp.	472,862	53,315,191
New York Community Bancorp, Inc.	2,032,755	19,270,517
Nu Holdings Ltd. (a)	6,597,780	54,101,796
Pinnacle Financial Partners, Inc.	215,117	13,414,696
Popular, Inc.	200,621	13,048,390
Prosperity Bancshares, Inc.	248,776	13,568,243
Regions Financial Corp.	2,671,594	38,818,261
Synovus Financial Corp.	413,822	10,788,340
Webster Financial Corp.	495,921	18,830,120
Western Alliance Bancorp.	310,265	12,751,892
Wintrust Financial Corp.	173,426	12,953,188
Zions Bancorp NA	418,225	12,902,241
		590,064,094
Capital Markets - 4.6%
Affiliated Managers Group, Inc.	101,650	12,478,554
Ameriprise Financial, Inc.	300,643	94,573,269
Ares Management Corp.	458,666	45,219,881
Bank of New York Mellon Corp.	2,230,040	94,776,700
Blue Owl Capital, Inc. Class A (b)	1,279,176	15,772,240
Carlyle Group LP	603,988	16,633,830
Cboe Global Markets, Inc.	300,388	49,230,589
Coinbase Global, Inc. (a)(b)	476,803	36,771,047
Evercore, Inc. Class A	101,693	13,238,395
FactSet Research Systems, Inc.	109,730	47,391,290
Franklin Resources, Inc.	813,965	18,550,262
Houlihan Lokey	144,405	14,515,591
Interactive Brokers Group, Inc.	288,593	23,107,642
Invesco Ltd.	1,039,452	13,481,692
Janus Henderson Group PLC	382,309	8,819,869
Jefferies Financial Group, Inc.	543,885	17,502,219
KKR & Co. LP	1,848,388	102,400,695
Lazard Ltd. Class A	314,539	8,734,748
LPL Financial	223,073	50,084,350
MarketAxess Holdings, Inc.	105,982	22,653,653
Morningstar, Inc.	73,519	18,617,952
MSCI, Inc.	219,719	103,608,494
NASDAQ, Inc.	977,196	48,468,922
Northern Trust Corp.	586,178	38,634,992
Raymond James Financial, Inc.	541,156	51,647,929
Robinhood Markets, Inc. (a)	1,906,133	17,422,056
SEI Investments Co.	290,095	15,566,498
State Street Corp.	910,183	58,825,127
Stifel Financial Corp.	293,395	16,723,515
T. Rowe Price Group, Inc.	631,134	57,117,627
TPG, Inc. (b)	182,949	5,056,710
Tradeweb Markets, Inc. Class A	327,889	29,513,289
Virtu Financial, Inc. Class A	256,118	4,735,622
XP, Inc. Class A	950,163	19,003,260
		1,190,878,509
Consumer Finance - 0.6%
Ally Financial, Inc.	774,325	18,730,922
Credit Acceptance Corp. (a)(b)	18,337	7,379,359
Discover Financial Services	713,750	58,584,600
OneMain Holdings, Inc.	320,587	11,518,691
SLM Corp.	644,443	8,377,759
SoFi Technologies, Inc. (a)(b)	2,634,374	19,889,524
Synchrony Financial	1,189,706	33,371,253
		157,852,108
Financial Services - 2.2%
Affirm Holdings, Inc. (a)(b)	629,632	11,087,820
Apollo Global Management, Inc.	1,492,561	115,583,924
Block, Inc. Class A (a)	1,552,132	62,473,313
Corebridge Financial, Inc.	421,755	8,435,100
Equitable Holdings, Inc.	1,021,629	27,144,683
Euronet Worldwide, Inc. (a)	135,368	10,401,677
Fidelity National Information Services, Inc.	1,696,043	83,292,672
FleetCor Technologies, Inc. (a)	205,507	46,274,011
Global Payments, Inc.	748,419	79,497,066
Jack Henry & Associates, Inc.	207,994	29,325,074
MGIC Investment Corp.	811,499	13,665,643
NCR Atleos Corp.	182,603	4,028,222
Rocket Companies, Inc. (a)(b)	360,152	2,661,523
Shift4 Payments, Inc. (a)	155,747	6,933,856
TFS Financial Corp.	142,865	1,694,379
The Western Union Co.	1,068,583	12,064,302
Toast, Inc. (a)	1,015,156	16,232,344
UWM Holdings Corp. Class A (b)	268,774	1,303,554
Voya Financial, Inc.	279,924	18,690,525
WEX, Inc. (a)	122,230	20,348,850
		571,138,538
Insurance - 5.3%
AFLAC, Inc.	1,721,183	134,441,604
Allstate Corp.	750,800	96,200,004
American Financial Group, Inc.	208,059	22,753,332
Arch Capital Group Ltd. (a)	1,022,293	88,612,357
Arthur J. Gallagher & Co.	605,557	142,602,618
Assurant, Inc.	151,185	22,511,447
Assured Guaranty Ltd.	163,259	10,187,362
Axis Capital Holdings Ltd.	222,013	12,676,942
Brighthouse Financial, Inc. (a)	191,627	8,680,703
Brown & Brown, Inc.	677,993	47,066,274
Cincinnati Financial Corp.	439,078	43,762,904
CNA Financial Corp.	74,196	2,997,518
Everest Re Group Ltd.	122,402	48,424,679
Fidelity National Financial, Inc.	742,349	29,018,422
First American Financial Corp.	286,788	14,752,375
Globe Life, Inc.	250,799	29,182,972
Hanover Insurance Group, Inc.	101,891	11,942,644
Hartford Financial Services Group, Inc.	870,323	63,925,224
Kemper Corp.	172,871	6,894,095
Kinsale Capital Group, Inc.	62,381	20,829,640
Lincoln National Corp.	495,364	10,784,074
Loews Corp.	527,312	33,753,241
Markel Group, Inc. (a)	37,507	55,154,794
Old Republic International Corp.	765,881	20,969,822
Primerica, Inc.	103,534	19,791,559
Principal Financial Group, Inc.	692,318	46,856,082
Prudential Financial, Inc.	1,050,497	96,057,446
Reinsurance Group of America, Inc.	189,936	28,389,734
RenaissanceRe Holdings Ltd.	143,607	31,534,661
RLI Corp.	114,934	15,313,806
Ryan Specialty Group Holdings, Inc. (a)(b)	264,978	11,447,050
Unum Group	560,875	27,426,788
W.R. Berkley Corp.	578,631	39,011,302
White Mountains Insurance Group Ltd.	7,083	10,134,002
Willis Towers Watson PLC	300,409	70,863,479
		1,374,950,956
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,699,105	12,539,395
Annaly Capital Management, Inc.	1,416,895	22,117,731
Rithm Capital Corp.	1,373,655	12,816,201
Starwood Property Trust, Inc. (b)	840,740	14,923,135
		62,396,462
TOTAL FINANCIALS		3,947,280,667
HEALTH CARE - 10.3%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	354,437	53,803,537
Apellis Pharmaceuticals, Inc. (a)(b)	285,448	13,889,900
Biogen, Inc. (a)	412,313	97,940,830
BioMarin Pharmaceutical, Inc. (a)	535,534	43,619,244
Exact Sciences Corp. (a)	510,987	31,471,689
Exelixis, Inc. (a)	917,126	18,883,624
Incyte Corp. (a)	527,722	28,460,047
Ionis Pharmaceuticals, Inc. (a)	408,107	18,066,897
Karuna Therapeutics, Inc. (a)	102,105	17,011,714
Mirati Therapeutics, Inc. (a)	130,839	7,265,490
Natera, Inc. (a)	296,734	11,712,091
Neurocrine Biosciences, Inc. (a)	276,577	30,683,452
Repligen Corp. (a)	159,065	21,403,786
Roivant Sciences Ltd. (a)	995,197	8,598,502
Sarepta Therapeutics, Inc. (a)	256,104	17,238,360
Seagen, Inc. (a)	400,933	85,322,552
Ultragenyx Pharmaceutical, Inc. (a)	194,987	6,902,540
United Therapeutics Corp. (a)	129,140	28,780,140
		541,054,395
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	218,446	40,322,947
Baxter International, Inc.	1,447,826	46,952,997
Dentsply Sirona, Inc.	605,958	18,427,183
DexCom, Inc. (a)	1,106,831	98,319,798
Enovis Corp. (a)	150,520	6,908,868
Envista Holdings Corp. (a)	469,455	10,924,218
Globus Medical, Inc. (a)	339,400	15,513,974
Hologic, Inc. (a)	695,093	45,994,304
ICU Medical, Inc. (a)	59,357	5,820,547
IDEXX Laboratories, Inc. (a)	235,612	94,119,926
Inspire Medical Systems, Inc. (a)	82,817	12,187,350
Insulet Corp. (a)	198,795	26,354,253
Integra LifeSciences Holdings Corp. (a)	205,230	7,380,071
Masimo Corp. (a)	124,712	10,117,885
Novocure Ltd. (a)	270,171	3,593,274
Penumbra, Inc. (a)	103,843	19,849,589
QuidelOrtho Corp. (a)	153,046	9,348,050
ResMed, Inc.	415,626	58,694,704
Shockwave Medical, Inc. (a)	103,768	21,403,188
STERIS PLC	283,631	59,556,837
Tandem Diabetes Care, Inc. (a)	185,645	3,211,659
Teleflex, Inc.	134,426	24,835,204
The Cooper Companies, Inc.	139,003	43,334,185
Zimmer Biomet Holdings, Inc.	600,848	62,734,540
		745,905,551
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	256,728	18,872,075
agilon health, Inc. (a)(b)	831,582	14,968,476
Amedisys, Inc. (a)	91,849	8,403,265
Cardinal Health, Inc.	728,828	66,323,348
Cencora, Inc.	462,052	85,548,928
Chemed Corp.	41,945	23,600,354
DaVita HealthCare Partners, Inc. (a)	154,641	11,942,924
Encompass Health Corp.	282,333	17,662,752
Henry Schein, Inc. (a)	372,845	24,227,468
Laboratory Corp. of America Holdings	253,265	50,584,618
Molina Healthcare, Inc. (a)	165,259	55,022,984
Premier, Inc.	340,636	6,547,024
Quest Diagnostics, Inc.	320,420	41,686,642
R1 RCM, Inc. (a)(b)	437,972	5,163,690
Tenet Healthcare Corp. (a)	289,025	15,520,643
Universal Health Services, Inc. Class B	173,390	21,828,067
		467,903,258
Health Care Technology - 0.4%
Certara, Inc. (a)	348,981	4,254,078
Doximity, Inc. (a)	355,566	7,264,213
Teladoc Health, Inc. (a)(b)	359,024	5,938,257
Veeva Systems, Inc. Class A (a)	415,616	80,093,359
		97,549,907
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	260,508	9,190,722
Agilent Technologies, Inc.	845,527	87,402,126
Avantor, Inc. (a)	1,931,048	33,658,167
Azenta, Inc. (a)	184,334	8,377,980
Bio-Rad Laboratories, Inc. Class A (a)	60,198	16,571,305
Bio-Techne Corp.	445,519	24,338,703
Bruker Corp.	304,012	17,328,684
Charles River Laboratories International, Inc. (a)	145,321	24,466,244
Fortrea Holdings, Inc.	253,669	7,204,200
ICON PLC (a)	233,188	56,888,544
Illumina, Inc. (a)	453,162	49,584,986
IQVIA Holdings, Inc. (a)	527,757	95,434,298
Maravai LifeSciences Holdings, Inc. (a)	247,120	1,695,243
Medpace Holdings, Inc. (a)	66,650	16,173,956
Mettler-Toledo International, Inc. (a)	62,363	61,440,028
QIAGEN NV (a)	650,707	24,355,963
Revvity, Inc.	361,682	29,965,354
Sotera Health Co. (a)(b)	282,575	3,577,400
Waters Corp. (a)	167,619	39,982,160
West Pharmaceutical Services, Inc.	211,642	67,363,532
		674,999,595
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	514,793	17,703,731
Elanco Animal Health, Inc. (a)	1,407,340	12,398,665
Jazz Pharmaceuticals PLC (a)	175,351	22,273,084
Organon & Co.	733,544	10,849,116
Perrigo Co. PLC	356,170	9,844,539
Royalty Pharma PLC	1,064,618	28,606,286
Viatris, Inc.	3,423,467	30,468,856
		132,144,277
TOTAL HEALTH CARE		2,659,556,983
INDUSTRIALS - 19.1%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	199,004	40,694,328
BWX Technologies, Inc.	260,879	19,378,092
Curtiss-Wright Corp.	108,899	21,650,210
HEICO Corp.	128,668	20,382,298
HEICO Corp. Class A	229,003	29,113,151
Hexcel Corp.	241,016	14,923,711
Howmet Aerospace, Inc.	1,084,866	47,842,591
Huntington Ingalls Industries, Inc.	112,029	24,626,215
Mercury Systems, Inc. (a)	142,642	5,132,259
Spirit AeroSystems Holdings, Inc. Class A	302,775	6,842,715
Textron, Inc.	565,272	42,960,672
TransDigm Group, Inc. (a)	149,985	124,201,079
Woodward, Inc.	169,017	21,076,420
		418,823,741
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	329,233	26,941,136
Expeditors International of Washington, Inc.	435,481	47,576,299
GXO Logistics, Inc. (a)	335,436	16,942,872
		91,460,307
Building Products - 2.1%
A.O. Smith Corp.	350,600	24,457,856
Advanced Drain Systems, Inc.	194,913	20,822,556
Allegion PLC	251,008	24,689,147
Armstrong World Industries, Inc.	128,170	9,726,821
Builders FirstSource, Inc. (a)	363,810	39,480,661
Carlisle Companies, Inc.	141,884	36,051,306
Carrier Global Corp.	2,383,512	113,598,182
Fortune Brands Home & Security, Inc.	361,542	20,174,044
Hayward Holdings, Inc. (a)	380,839	3,998,810
Lennox International, Inc.	91,330	33,841,418
Masco Corp.	642,783	33,482,566
Owens Corning	256,184	29,043,580
The AZEK Co., Inc. (a)	377,565	9,892,203
Trane Technologies PLC	651,242	123,937,865
Trex Co., Inc. (a)	310,743	17,466,864
		540,663,879
Commercial Services & Supplies - 1.8%
Cintas Corp.	247,701	125,614,131
Clean Harbors, Inc. (a)	144,517	22,207,927
Copart, Inc.	2,452,822	106,746,813
Driven Brands Holdings, Inc. (a)	180,994	2,059,712
MSA Safety, Inc.	105,296	16,624,132
RB Global, Inc. (b)	519,506	33,975,692
Republic Services, Inc.	589,978	87,605,833
Rollins, Inc.	729,953	27,453,532
Stericycle, Inc. (a)	263,414	10,863,193
Tetra Tech, Inc.	151,562	22,872,221
Vestis Corp.	335,266	5,126,217
		461,149,403
Construction & Engineering - 0.7%
AECOM	373,981	28,628,246
EMCOR Group, Inc.	133,847	27,659,483
MasTec, Inc. (a)	178,150	10,589,236
MDU Resources Group, Inc.	576,665	10,731,736
Quanta Services, Inc.	411,136	68,709,048
Valmont Industries, Inc.	59,413	11,699,014
Willscot Mobile Mini Holdings (a)	562,762	22,178,450
		180,195,213
Electrical Equipment - 1.4%
Acuity Brands, Inc.	89,541	14,502,956
AMETEK, Inc.	658,804	92,739,839
ChargePoint Holdings, Inc. Class A (a)(b)	716,308	1,819,422
Generac Holdings, Inc. (a)	174,907	14,704,431
Hubbell, Inc. Class B	153,443	41,444,954
nVent Electric PLC	471,427	22,689,782
Plug Power, Inc. (a)(b)	1,457,428	8,584,251
Regal Rexnord Corp.	189,613	22,452,075
Rockwell Automation, Inc.	329,107	86,492,611
Sensata Technologies, Inc. PLC	433,562	13,821,957
Sunrun, Inc. (a)(b)	580,003	5,597,029
Vertiv Holdings Co.	981,814	38,555,836
		363,405,143
Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	58,528	9,528,358
Hertz Global Holdings, Inc. (a)(b)	385,814	3,252,412
J.B. Hunt Transport Services, Inc.	235,620	40,496,009
Knight-Swift Transportation Holdings, Inc. Class A	447,563	21,881,355
Landstar System, Inc.	102,112	16,826,015
Lyft, Inc. (a)	952,431	8,733,792
Old Dominion Freight Lines, Inc.	282,226	106,303,245
Ryder System, Inc.	128,554	12,539,157
Saia, Inc. (a)	75,949	27,226,957
Schneider National, Inc. Class B	156,156	3,955,431
U-Haul Holding Co. (a)(b)	25,869	1,270,685
U-Haul Holding Co. (non-vtg.)	282,769	13,349,524
XPO, Inc. (a)	325,732	24,693,743
		290,056,683
Machinery - 4.7%
AGCO Corp.	178,948	20,518,178
Allison Transmission Holdings, Inc.	259,001	13,058,830
CNH Industrial NV (b)	2,796,562	30,706,251
Crane Co.	137,113	13,345,208
Cummins, Inc.	405,714	87,755,938
Donaldson Co., Inc.	345,322	19,911,267
Dover Corp.	399,347	51,895,143
ESAB Corp.	161,045	10,194,149
Flowserve Corp.	374,384	13,747,380
Fortive Corp.	1,011,809	66,050,892
Gates Industrial Corp. PLC (a)	304,034	3,320,051
Graco, Inc.	477,603	35,509,783
IDEX Corp.	216,357	41,412,893
Ingersoll Rand, Inc.	1,158,405	70,292,015
ITT, Inc.	236,285	22,057,205
Lincoln Electric Holdings, Inc.	159,495	27,879,726
Middleby Corp. (a)	152,506	17,213,352
Nordson Corp.	163,536	34,766,118
Oshkosh Corp.	186,476	16,359,539
Otis Worldwide Corp.	1,182,617	91,309,859
PACCAR, Inc.	1,466,391	121,021,249
Parker Hannifin Corp.	365,639	134,887,883
Pentair PLC	469,189	27,269,265
RBC Bearings, Inc. (a)(b)	80,981	17,802,863
Snap-On, Inc.	148,650	38,342,781
Stanley Black & Decker, Inc.	438,524	37,296,466
Timken Co.	179,189	12,385,544
Toro Co.	297,872	24,079,972
Westinghouse Air Brake Tech Co.	510,109	54,081,756
Xylem, Inc.	678,921	63,506,270
		1,217,977,826
Marine Transportation - 0.0%
Kirby Corp. (a)	170,666	12,748,750
Passenger Airlines - 0.6%
Alaska Air Group, Inc. (a)	364,979	11,544,286
American Airlines Group, Inc. (a)	1,751,900	19,533,685
Delta Air Lines, Inc.	1,845,380	57,668,125
Southwest Airlines Co.	1,710,220	38,018,191
United Airlines Holdings, Inc. (a)	938,179	32,845,647
		159,609,934
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp. Class A	371,921	44,604,486
Broadridge Financial Solutions, Inc.	335,209	57,200,064
CACI International, Inc. Class A (a)	64,502	20,947,670
Ceridian HCM Holding, Inc. (a)	422,569	27,048,642
Clarivate Analytics PLC (a)(b)	1,286,318	8,206,709
Concentrix Corp.	125,879	9,593,239
Dun & Bradstreet Holdings, Inc.	783,281	6,861,542
Equifax, Inc.	348,893	59,161,786
FTI Consulting, Inc. (a)	95,141	20,194,629
Genpact Ltd.	513,317	17,216,652
Jacobs Solutions, Inc.	359,834	47,965,872
KBR, Inc.	387,092	22,509,400
Leidos Holdings, Inc.	390,425	38,698,926
Manpower, Inc.	144,330	10,098,770
Paychex, Inc.	922,026	102,390,987
Paycom Software, Inc.	147,984	36,251,640
Paycor HCM, Inc. (a)(b)	160,105	3,455,066
Paylocity Holding Corp. (a)	120,325	21,586,305
Robert Half, Inc.	300,825	22,492,685
Science Applications International Corp.	153,579	16,776,970
SS&C Technologies Holdings, Inc.	621,811	31,246,003
TransUnion Holding Co., Inc.	552,976	24,264,587
Verisk Analytics, Inc.	408,149	92,796,757
		741,569,387
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	294,959	10,214,430
Core & Main, Inc. (a)	308,158	9,269,393
Fastenal Co.	1,632,942	95,265,836
Ferguson PLC	589,972	88,613,794
MSC Industrial Direct Co., Inc. Class A	130,957	12,408,176
SiteOne Landscape Supply, Inc. (a)	127,157	17,518,420
United Rentals, Inc.	196,306	79,753,239
W.W. Grainger, Inc.	127,619	93,140,175
Watsco, Inc. (b)	94,896	33,108,265
WESCO International, Inc.	126,641	16,235,376
		455,527,104
TOTAL INDUSTRIALS		4,933,187,370
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.3%
Ciena Corp. (a)	424,071	17,895,796
F5, Inc. (a)	172,070	26,084,091
Juniper Networks, Inc.	909,526	24,484,440
Lumentum Holdings, Inc. (a)	195,889	7,680,808
Ubiquiti, Inc.	11,882	1,443,069
ViaSat, Inc. (a)(b)	334,920	6,175,925
		83,764,129
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	1,667,411	134,309,956
Arrow Electronics, Inc. (a)	163,368	18,527,565
Avnet, Inc.	259,070	12,002,713
CDW Corp.	386,466	77,447,786
Cognex Corp.	494,488	17,796,623
Coherent Corp. (a)	344,096	10,185,242
Corning, Inc.	2,175,782	58,223,926
Crane Nxt Co.	137,407	7,145,164
IPG Photonics Corp. (a)	85,808	7,370,907
Jabil, Inc.	364,506	44,761,337
Keysight Technologies, Inc. (a)	507,799	61,976,868
Littelfuse, Inc.	69,143	14,981,214
TD SYNNEX Corp.	133,847	12,271,093
Teledyne Technologies, Inc. (a)	133,286	49,927,603
Trimble, Inc. (a)	705,167	33,234,521
Vontier Corp.	443,726	13,116,541
Zebra Technologies Corp. Class A (a)	146,497	30,680,867
		603,959,926
IT Services - 2.2%
Akamai Technologies, Inc. (a)	440,029	45,468,197
Amdocs Ltd.	339,656	27,226,825
Cloudflare, Inc. (a)	823,080	46,660,405
Cognizant Technology Solutions Corp. Class A	1,452,982	93,673,750
DXC Technology Co. (a)	596,267	12,026,705
EPAM Systems, Inc. (a)	159,103	34,616,040
Gartner, Inc. (a)	219,516	72,888,093
Globant SA (a)	117,989	20,092,347
GoDaddy, Inc. (a)	441,198	32,308,930
Kyndryl Holdings, Inc. (a)	651,210	9,527,202
MongoDB, Inc. Class A (a)	187,921	64,755,697
Okta, Inc. (a)	429,670	28,964,055
Twilio, Inc. Class A (a)	484,858	24,853,821
VeriSign, Inc. (a)	258,702	51,652,441
		564,714,508
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems LLC (a)	214,195	5,560,502
Cirrus Logic, Inc. (a)	157,619	10,549,440
Enphase Energy, Inc. (a)	380,783	30,302,711
Entegris, Inc.	427,141	37,605,494
First Solar, Inc. (a)	304,445	43,368,190
GlobalFoundries, Inc. (a)	223,903	11,110,067
Lattice Semiconductor Corp. (a)	389,500	21,660,095
Marvell Technology, Inc.	2,445,514	115,477,171
Microchip Technology, Inc.	1,538,471	109,677,598
MKS Instruments, Inc.	190,597	12,514,599
Monolithic Power Systems, Inc.	129,807	57,340,944
ON Semiconductor Corp. (a)	1,233,480	77,265,187
Qorvo, Inc. (a)	279,981	24,475,939
Skyworks Solutions, Inc.	454,372	39,412,227
Teradyne, Inc.	445,410	37,089,291
Universal Display Corp.	133,376	18,563,272
Wolfspeed, Inc. (a)(b)	357,745	12,106,091
		664,078,818
Software - 4.5%
Alteryx, Inc. Class A (a)(b)	178,133	5,702,037
ANSYS, Inc. (a)	248,319	69,097,245
AppLovin Corp. (a)(b)	600,596	21,885,718
Aspen Technology, Inc. (a)	79,791	14,182,850
Bentley Systems, Inc. Class B	549,326	26,719,217
Bill Holdings, Inc. (a)	293,897	26,829,857
CCC Intelligent Solutions Holdings, Inc. Class A (a)	574,477	6,187,117
Confluent, Inc. (a)	530,915	15,348,753
Crowdstrike Holdings, Inc. (a)	602,412	106,488,369
Datadog, Inc. Class A (a)	781,566	63,674,182
DocuSign, Inc. (a)	575,615	22,379,911
Dolby Laboratories, Inc. Class A	169,019	13,680,398
DoubleVerify Holdings, Inc. (a)	358,034	9,964,086
Dropbox, Inc. Class A (a)	738,238	19,415,659
Dynatrace, Inc. (a)	687,791	30,751,136
Elastic NV (a)	222,679	16,709,832
Fair Isaac Corp. (a)	69,302	58,620,483
Five9, Inc. (a)	204,036	11,807,563
Gen Digital, Inc.	1,584,902	26,404,467
GitLab, Inc. (a)	251,614	10,889,854
Guidewire Software, Inc. (a)	233,358	21,032,557
HashiCorp, Inc. (a)	283,455	5,581,229
HubSpot, Inc. (a)	130,671	55,374,450
Informatica, Inc. (a)	121,889	2,337,831
Manhattan Associates, Inc. (a)	176,006	34,317,650
nCino, Inc. (a)(b)	200,141	5,623,962
NCR Corp. (a)	365,322	5,585,773
New Relic, Inc. (a)(b)	160,635	13,922,235
Nutanix, Inc. Class A (a)	657,186	23,783,561
Palantir Technologies, Inc. (a)	5,359,665	79,323,042
Pegasystems, Inc.	120,292	5,141,280
Procore Technologies, Inc. (a)	224,858	13,736,575
PTC, Inc. (a)	327,773	46,025,885
RingCentral, Inc. (a)	220,707	5,866,392
SentinelOne, Inc. (a)	661,160	10,333,931
Smartsheet, Inc. (a)	359,237	14,204,231
Splunk, Inc. (a)	436,873	64,290,231
Teradata Corp. (a)	287,183	12,268,458
Tyler Technologies, Inc. (a)	119,056	44,395,982
UiPath, Inc. Class A (a)	1,075,547	16,703,245
Unity Software, Inc. (a)(b)	823,209	20,884,812
Zoom Video Communications, Inc. Class A (a)	718,399	43,089,572
Zscaler, Inc. (a)	249,790	39,639,175
		1,160,200,793
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	3,699,147	56,892,881
HP, Inc.	2,471,496	65,074,490
NetApp, Inc.	602,270	43,833,211
Pure Storage, Inc. Class A (a)	804,505	27,200,314
Western Digital Corp. (a)	914,437	36,714,646
		229,715,542
TOTAL INFORMATION TECHNOLOGY		3,306,433,716
MATERIALS - 5.9%
Chemicals - 2.8%
Albemarle Corp.	335,024	42,474,343
Ashland, Inc.	135,912	10,414,937
Axalta Coating Systems Ltd. (a)	633,491	16,616,469
Celanese Corp. Class A	282,697	32,371,633
CF Industries Holdings, Inc.	559,081	44,603,482
Corteva, Inc.	2,041,323	98,269,289
DuPont de Nemours, Inc.	1,313,274	95,711,409
Eastman Chemical Co.	339,268	25,353,498
Element Solutions, Inc.	638,866	11,646,527
FMC Corp.	357,512	19,019,638
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	4,490,611	6,152,137
Huntsman Corp.	484,985	11,314,700
International Flavors & Fragrances, Inc.	731,239	49,980,186
LyondellBasell Industries NV Class A	739,595	66,741,053
NewMarket Corp.	17,757	8,561,538
Olin Corp.	369,471	15,783,801
PPG Industries, Inc.	671,516	82,442,019
RPM International, Inc.	363,498	33,176,462
The Chemours Co. LLC	426,647	10,286,459
The Mosaic Co.	946,503	30,742,417
The Scotts Miracle-Gro Co. Class A (b)	121,623	5,404,926
Westlake Corp.	92,263	10,643,460
		727,710,383
Construction Materials - 0.6%
Eagle Materials, Inc.	100,305	15,437,943
Martin Marietta Materials, Inc.	176,559	72,202,037
Vulcan Materials Co.	378,773	74,425,107
		162,065,087
Containers & Packaging - 1.3%
Amcor PLC	4,229,451	37,599,819
Aptargroup, Inc.	186,519	22,805,678
Ardagh Group SA (a)	38,734	189,990
Ardagh Metal Packaging SA (b)	410,668	1,383,951
Avery Dennison Corp.	230,792	40,173,963
Ball Corp.	881,529	42,445,621
Berry Global Group, Inc.	340,557	18,730,635
Crown Holdings, Inc.	302,994	24,421,316
Graphic Packaging Holding Co.	869,773	18,708,817
International Paper Co.	989,806	33,386,156
Packaging Corp. of America	252,558	38,654,002
Sealed Air Corp.	412,173	12,690,807
Silgan Holdings, Inc.	238,564	9,556,874
Sonoco Products Co.	278,752	14,442,141
WestRock Co.	727,505	26,139,255
		341,329,025
Metals & Mining - 1.1%
Alcoa Corp.	519,094	13,309,570
Cleveland-Cliffs, Inc. (a)	1,453,545	24,390,485
MP Materials Corp. (a)(b)	302,420	4,959,688
Nucor Corp.	719,911	106,395,647
Reliance Steel & Aluminum Co.	166,819	42,435,417
Royal Gold, Inc.	187,290	19,539,966
SSR Mining, Inc.	589,449	8,181,552
Steel Dynamics, Inc.	459,131	48,902,043
United States Steel Corp.	632,685	21,441,695
		289,556,063
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	184,157	9,443,571
TOTAL MATERIALS		1,530,104,129
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	262,743	14,697,843
Alexandria Real Estate Equities, Inc.	491,108	45,736,888
American Homes 4 Rent Class A	951,139	31,140,291
Americold Realty Trust	772,485	20,254,557
Apartment Income (REIT) Corp.	426,121	12,446,994
AvalonBay Communities, Inc.	405,128	67,145,915
Boston Properties, Inc.	451,294	24,175,820
Brixmor Property Group, Inc.	855,981	17,795,845
Camden Property Trust (SBI)	296,944	25,204,607
Cousins Properties, Inc.	435,515	7,782,653
CubeSmart	639,512	21,800,964
Digital Realty Trust, Inc.	854,351	106,247,090
EastGroup Properties, Inc.	125,322	20,458,817
EPR Properties	212,058	9,054,877
Equity Lifestyle Properties, Inc.	507,973	33,424,623
Equity Residential (SBI)	1,066,299	58,998,324
Essex Property Trust, Inc.	182,527	39,046,176
Extra Space Storage, Inc.	598,510	61,999,651
Federal Realty Investment Trust (SBI)	231,403	21,101,640
First Industrial Realty Trust, Inc.	377,307	15,960,086
Gaming & Leisure Properties	719,044	32,637,407
Healthcare Trust of America, Inc.	1,087,392	15,604,075
Healthpeak Properties, Inc.	1,566,191	24,354,270
Highwoods Properties, Inc. (SBI)	317,493	5,679,950
Host Hotels & Resorts, Inc.	2,022,171	31,303,207
Invitation Homes, Inc.	1,747,498	51,883,216
Iron Mountain, Inc.	828,371	48,931,875
Kilroy Realty Corp.	341,663	9,764,729
Kimco Realty Corp.	1,731,645	31,065,711
Lamar Advertising Co. Class A	248,553	20,448,455
Medical Properties Trust, Inc. (b)	1,604,711	7,670,519
Mid-America Apartment Communities, Inc.	332,026	39,228,872
National Storage Affiliates Trust	229,410	6,542,773
NNN (REIT), Inc.	518,609	18,841,065
Omega Healthcare Investors, Inc.	669,078	22,146,482
Park Hotels & Resorts, Inc.	613,665	7,075,557
Rayonier, Inc.	419,843	10,596,837
Realty Income Corp.	1,927,633	91,331,252
Regency Centers Corp.	516,460	31,121,880
Rexford Industrial Realty, Inc.	589,082	25,471,906
SBA Communications Corp. Class A	307,415	64,135,991
Simon Property Group, Inc.	928,246	102,004,953
Spirit Realty Capital, Inc.	402,728	14,494,181
Stag Industrial, Inc.	512,961	17,040,564
Sun Communities, Inc.	351,612	39,113,319
UDR, Inc.	937,860	29,833,327
Ventas, Inc.	1,142,384	48,505,625
VICI Properties, Inc.	2,868,950	80,043,705
Vornado Realty Trust	507,660	9,747,072
Welltower, Inc.	1,421,281	118,833,304
Weyerhaeuser Co.	2,094,323	60,086,127
WP Carey, Inc.	606,259	32,525,795
		1,802,537,662
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	886,172	61,447,166
CoStar Group, Inc. (a)	1,156,576	84,904,244
Howard Hughes Holdings, Inc.	96,418	6,395,406
Jones Lang LaSalle, Inc. (a)	136,487	17,459,417
Zillow Group, Inc.:
Class A (a)	160,045	5,686,399
Class C (a)	440,234	15,958,483
		191,851,115
TOTAL REAL ESTATE		1,994,388,777
UTILITIES - 5.7%
Electric Utilities - 2.9%
Alliant Energy Corp.	718,465	35,053,907
Avangrid, Inc. (b)	202,565	6,050,617
Constellation Energy Corp.	937,391	105,850,192
Edison International	1,081,066	68,172,022
Entergy Corp.	605,653	57,894,370
Evergy, Inc.	636,793	31,292,008
Eversource Energy	998,433	53,705,711
FirstEnergy Corp.	1,558,013	55,465,263
Hawaiian Electric Industries, Inc.	331,076	4,297,366
IDACORP, Inc.	144,142	13,651,689
NRG Energy, Inc.	661,127	28,018,562
OGE Energy Corp.	571,806	19,555,765
PG&E Corp. (a)	5,712,013	93,105,812
Pinnacle West Capital Corp.	323,440	23,992,779
PPL Corp.	2,109,883	51,839,825
Xcel Energy, Inc.	1,576,692	93,450,535
		741,396,423
Gas Utilities - 0.3%
Atmos Energy Corp.	411,442	44,295,846
National Fuel Gas Co.	253,274	12,904,310
UGI Corp.	600,900	12,498,720
		69,698,876
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. (b)	380,685	8,664,391
Clearway Energy, Inc.:
Class A	104,546	2,129,602
Class C	231,563	5,027,233
The AES Corp.	1,915,041	28,534,111
Vistra Corp.	1,053,382	34,466,659
		78,821,996
Multi-Utilities - 1.9%
Ameren Corp.	749,412	56,737,983
CenterPoint Energy, Inc.	1,806,848	48,568,074
CMS Energy Corp.	832,664	45,246,962
Consolidated Edison, Inc.	991,427	87,037,376
DTE Energy Co.	589,461	56,812,251
NiSource, Inc.	1,183,485	29,776,483
Public Service Enterprise Group, Inc.	1,419,379	87,504,715
WEC Energy Group, Inc.	902,987	73,494,112
		485,177,956
Water Utilities - 0.3%
American Water Works Co., Inc.	557,287	65,564,816
Essential Utilities, Inc.	693,731	23,212,239
		88,777,055
TOTAL UTILITIES		1,463,872,306
TOTAL COMMON STOCKS (Cost $24,573,590,416)		25,784,272,303

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $5,900,249)	6,000,000	5,899,901

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	111,284,419	111,306,676
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	616,365,640	616,427,276
TOTAL MONEY MARKET FUNDS (Cost $727,730,036)		727,733,952

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $25,307,220,701)	26,517,906,156
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(668,298,710)
NET ASSETS - 100.0%	25,849,607,446

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	266	Dec 2023	63,177,660	73,322	73,322

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,067,948.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	85,020,796	1,885,128,890	1,858,843,010	1,769,307	-	-	111,306,676	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	733,440,398	1,112,850,461	1,229,863,583	5,406,545	-	-	616,427,276	2.6%
Total	818,461,194	2,997,979,351	3,088,706,593	7,175,852	-	-	727,733,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	929,088,909	929,088,909	-	-
Consumer Discretionary	2,600,835,828	2,600,835,828	-	-
Consumer Staples	955,270,663	955,270,663	-	-
Energy	1,464,252,955	1,464,252,955	-	-
Financials	3,947,280,667	3,947,280,667	-	-
Health Care	2,659,556,983	2,659,556,983	-	-
Industrials	4,933,187,370	4,933,187,370	-	-
Information Technology	3,306,433,716	3,306,433,716	-	-
Materials	1,530,104,129	1,530,104,129	-	-
Real Estate	1,994,388,777	1,994,388,777	-	-
Utilities	1,463,872,306	1,463,872,306	-	-

U.S. Government and Government Agency Obligations	5,899,901	-	5,899,901	-

Money Market Funds	727,733,952	727,733,952	-	-
Total Investments in Securities:	26,517,906,156	26,512,006,255	5,899,901	-
Derivative Instruments: Assets
Futures Contracts	73,322	73,322	-	-
Total Assets	73,322	73,322	-	-
Total Derivative Instruments:	73,322	73,322	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	73,322	0
Total Equity Risk	73,322	0
Total Value of Derivatives	73,322	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $610,067,711) - See accompanying schedule:
Unaffiliated issuers (cost $24,579,490,665)	$25,790,172,204
Fidelity Central Funds (cost $727,730,036)	727,733,952

Total Investment in Securities (cost $25,307,220,701)		$26,517,906,156
Receivable for fund shares sold		25,509,620
Dividends receivable		12,838,846
Distributions receivable from Fidelity Central Funds		612,441
Receivable for daily variation margin on futures contracts		476,242
Other receivables		259,609
Total assets		26,557,602,914
Liabilities
Payable for investments purchased	$70,382,562
Payable for fund shares redeemed	20,516,113
Accrued management fee	552,279
Other payables and accrued expenses	131,165
Collateral on securities loaned	616,413,349
Total Liabilities		707,995,468
Net Assets		$25,849,607,446
Net Assets consist of:
Paid in capital		$24,290,655,390
Total accumulated earnings (loss)		1,558,952,056
Net Assets		$25,849,607,446
Net Asset Value, offering price and redemption price per share ($25,849,607,446 ÷ 1,013,531,379 shares)		$25.50

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$225,638,844
Interest		152,096
Income from Fidelity Central Funds (including $5,406,545 from security lending)		7,175,852
Total Income		232,966,792
Expenses
Management fee	$3,378,725
Independent trustees' fees and expenses	46,230
Total expenses before reductions	3,424,955
Expense reductions	(4,539)
Total expenses after reductions		3,420,416
Net Investment income (loss)		229,546,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,162,926)
Redemptions in-kind	600,638,769
Futures contracts	(5,054,122)
Total net realized gain (loss)		577,421,721
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,070,621,433)
Futures contracts	(2,168,824)
Total change in net unrealized appreciation (depreciation)		(2,072,790,257)
Net gain (loss)		(1,495,368,536)
Net increase (decrease) in net assets resulting from operations		$(1,265,822,160)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,546,376	$426,122,159
Net realized gain (loss)	577,421,721	108,049,289
Change in net unrealized appreciation (depreciation)	(2,072,790,257)	(906,965,692)
Net increase (decrease) in net assets resulting from operations	(1,265,822,160)	(372,794,244)
Distributions to shareholders	(89,319,653)	(498,360,885)

Share transactions
Proceeds from sales of shares	4,289,413,251	7,390,631,102
Reinvestment of distributions	82,075,193	469,335,712
Cost of shares redeemed	(3,687,442,037)	(5,074,621,184)

Net increase (decrease) in net assets resulting from share transactions	684,046,407	2,785,345,630
Total increase (decrease) in net assets	(671,095,406)	1,914,190,501

Net Assets
Beginning of period	26,520,702,852	24,606,512,351
End of period	$25,849,607,446	$26,520,702,852

Other Information
Shares
Sold	155,982,605	278,693,173
Issued in reinvestment of distributions	3,028,605	18,153,493
Redeemed	(134,060,321)	(191,871,923)
Net increase (decrease)	24,950,889	104,974,743

Financial Highlights
Fidelity® Mid Cap Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.83	$27.85	$30.70	$19.71	$22.53	$20.85
Income from Investment Operations
Net investment income (loss) A,B	.23	.46	.38	.34	.40	.36
Net realized and unrealized gain (loss)	(1.47)	(.94)	(2.16)	11.28	(2.54)	1.80
Total from investment operations	(1.24)	(.48)	(1.78)	11.62	(2.14)	2.16
Distributions from net investment income	(.09)	(.41)	(.35)	(.37)	(.34)	(.34)
Distributions from net realized gain	-	(.12)	(.72)	(.26)	(.34)	(.14)
Total distributions	(.09)	(.54) C	(1.07)	(.63)	(.68)	(.48)
Net asset value, end of period	$25.50	$26.83	$27.85	$30.70	$19.71	$22.53
Total Return D,E	(4.65)%	(1.65)%	(6.13)%	59.59%	(9.99)%	10.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.02% H	.02%	.03%	.03%	.03%	.03%
Net investment income (loss)	1.68% H	1.72%	1.24%	1.35%	1.82%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$25,849,607	$26,520,703	$24,606,512	$21,954,129	$11,955,404	$9,705,989
Portfolio turnover rate I	15% H,J	9% J	12% J	14% J	14%	12%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Index Fund
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	0.5
Matador Resources Co.	0.3
Chord Energy Corp.	0.3
Light & Wonder, Inc. Class A	0.3
Murphy Oil Corp.	0.3
Weatherford International PLC	0.3
Comfort Systems U.S.A., Inc.	0.3
Selective Insurance Group, Inc.	0.3
Championx Corp.	0.3
HealthEquity, Inc.	0.3
3.2

Market Sectors (% of Fund's net assets)

Industrials	17.0
Financials	16.5
Health Care	14.3
Information Technology	12.9
Consumer Discretionary	10.5
Energy	8.6
Real Estate	6.1
Materials	4.5
Consumer Staples	3.7
Utilities	2.9
Communication Services	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Fidelity® Small Cap Index Fund
Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	129,012	3,933,576
AST SpaceMobile, Inc. (a)(b)	776,886	2,571,493
ATN International, Inc.	105,929	3,278,503
Bandwidth, Inc. (a)	224,451	2,381,425
Charge Enterprises, Inc. (a)(b)	1,214,429	346,355
Cogent Communications Group, Inc.	417,735	27,144,420
Consolidated Communications Holdings, Inc. (a)(b)	723,364	3,016,428
EchoStar Holding Corp. Class A (a)(b)	327,447	4,538,415
Globalstar, Inc. (a)(b)	6,656,444	9,385,586
IDT Corp. Class B (a)	149,944	4,205,929
Liberty Latin America Ltd.:
Class A (a)	123,734	845,103
Class C (a)(b)	1,602,576	10,977,646
Lumen Technologies, Inc. (a)(b)	9,707,826	14,173,426
Ooma, Inc. (a)	228,807	2,496,284
		89,294,589
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.	423,890	14,742,894
Atlanta Braves Holdings, Inc. Class A (b)	109,806	4,162,745
Cinemark Holdings, Inc. (a)(b)	1,056,321	17,418,733
IMAX Corp. (a)	432,903	7,883,164
Lions Gate Entertainment Corp.:
Class A (a)(b)	829,343	6,518,636
Class B (a)(b)	852,552	6,360,038
Loop Media, Inc. (a)(b)	322,912	96,615
Madison Square Garden Entertainment Corp.	417,913	12,737,988
Marcus Corp. (b)	229,262	3,562,731
Playstudios, Inc. Class A (a)	815,365	2,307,483
Reservoir Media, Inc. (a)(b)	182,428	1,027,070
Sphere Entertainment Co. (a)(b)	251,576	8,279,366
Vivid Seats, Inc. Class A (a)(b)	234,656	1,379,777
		86,477,240
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	975,656	13,112,817
CarGurus, Inc. Class A (a)	942,900	16,246,167
Cars.com, Inc. (a)	642,242	9,781,346
DHI Group, Inc. (a)	387,223	1,060,991
Eventbrite, Inc. (a)(b)	743,015	6,152,164
EverQuote, Inc. Class A (a)(b)	203,494	1,748,013
fuboTV, Inc. (a)(b)	2,734,551	6,617,613
Grindr, Inc. (a)(b)	395,117	2,350,946
MediaAlpha, Inc. Class A (a)	208,452	2,142,887
Nextdoor Holdings, Inc. (a)(b)	1,403,050	2,553,551
Outbrain, Inc. (a)	389,485	1,663,101
QuinStreet, Inc. (a)	500,990	5,666,197
Shutterstock, Inc. (b)	238,611	9,706,695
System1, Inc. (a)(b)	260,955	302,708
TrueCar, Inc. (a)	836,251	1,530,339
Vimeo, Inc. (a)	1,470,866	4,530,267
Yelp, Inc. (a)	649,323	27,394,937
Ziff Davis, Inc. (a)	456,545	27,602,711
ZipRecruiter, Inc. (a)(b)	657,938	7,007,040
		147,170,490
Media - 0.7%
Advantage Solutions, Inc. Class A (a)(b)	832,371	1,914,453
AMC Networks, Inc. Class A (a)	297,183	3,506,759
Boston Omaha Corp. (a)	228,469	3,251,114
Cardlytics, Inc. (a)(b)	325,560	4,033,688
Clear Channel Outdoor Holdings, Inc. (a)(b)	3,608,110	3,968,921
Daily Journal Corp. (a)(b)	12,632	3,674,522
E.W. Scripps Co. Class A (a)(b)	570,248	3,119,257
Emerald Holding, Inc. (a)(b)	151,516	754,550
Entravision Communication Corp. Class A	586,669	2,100,275
Gambling.com Group Ltd. (a)	103,685	1,343,758
Gannett Co., Inc. (a)(b)	1,383,343	3,237,023
Gray Television, Inc.	800,580	5,219,782
iHeartMedia, Inc. (a)(b)	977,812	2,297,858
Integral Ad Science Holding Corp. (a)	461,895	5,302,555
John Wiley & Sons, Inc. Class A	411,529	12,456,983
Magnite, Inc. (a)(b)	1,290,416	8,568,362
PubMatic, Inc. (a)	413,913	4,664,800
Scholastic Corp.	263,900	9,737,910
Sinclair, Inc. Class A (b)	336,245	3,654,983
Stagwell, Inc. (a)(b)	762,988	3,143,511
TechTarget, Inc. (a)(b)	251,570	6,334,533
TEGNA, Inc.	1,952,313	28,328,062
Thryv Holdings, Inc. (a)(b)	296,181	5,162,435
Townsquare Media, Inc. (b)	112,105	964,103
Urban One, Inc.:
Class A (a)	124,410	675,546
Class D (non-vtg.) (a)	60,890	323,326
WideOpenWest, Inc. (a)(b)	484,145	3,408,381
		131,147,450
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	638,860	6,708,030
Shenandoah Telecommunications Co.	467,372	11,058,022
Spok Holdings, Inc.	174,745	2,605,448
Telephone & Data Systems, Inc.	953,805	17,349,713
Tingo Group, Inc. (a)(b)	1,167,278	912,111
		38,633,324
TOTAL COMMUNICATION SERVICES		492,723,093
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 1.4%
Adient PLC (a)	918,949	30,959,392
American Axle & Manufacturing Holdings, Inc. (a)	1,094,807	7,389,947
Atmus Filtration Technologies, Inc. (b)	155,158	2,910,764
Cooper-Standard Holding, Inc. (a)	162,137	2,013,742
Dana, Inc.	1,246,942	14,314,894
Dorman Products, Inc. (a)(b)	253,570	15,766,983
Fox Factory Holding Corp. (a)(b)	412,389	33,597,332
Gentherm, Inc. (a)(b)	318,767	12,820,809
Holley, Inc. (a)(b)	509,515	2,165,439
LCI Industries (b)	238,187	25,840,908
Luminar Technologies, Inc. (a)(b)	2,623,678	8,317,059
Modine Manufacturing Co. (a)	496,024	19,592,948
Patrick Industries, Inc.	205,216	15,421,982
Solid Power, Inc. (a)(b)	1,495,970	1,974,680
Standard Motor Products, Inc.	202,964	7,089,533
Stoneridge, Inc. (a)	254,273	4,137,022
The Goodyear Tire & Rubber Co. (a)(b)	2,716,933	32,331,503
Visteon Corp. (a)	270,749	31,171,332
XPEL, Inc. (a)(b)	218,182	10,101,827
		277,918,096
Automobiles - 0.1%
Fisker, Inc. (a)(b)	1,897,004	8,536,518
LiveWire Group, Inc. (a)(b)	104,448	1,119,683
Winnebago Industries, Inc. (b)	284,015	16,458,669
Workhorse Group, Inc. (a)(b)	1,750,832	730,272
		26,845,142
Broadline Retail - 0.1%
Big Lots, Inc. (b)	276,899	1,262,659
ContextLogic, Inc. (a)(b)	212,848	834,364
Dillard's, Inc. Class A (b)	33,711	10,465,580
Qurate Retail, Inc. (a)(b)	645	5,186
Savers Value Village, Inc. (b)	249,517	3,735,269
		16,303,058
Distributors - 0.0%
Weyco Group, Inc.	56,068	1,621,487
Diversified Consumer Services - 1.2%
2U, Inc. (a)(b)	757,239	1,605,347
Adtalem Global Education, Inc. (a)(b)	419,799	21,745,588
Carriage Services, Inc.	130,743	2,824,049
Chegg, Inc. (a)(b)	1,141,576	8,596,067
Coursera, Inc. (a)	1,256,141	21,781,485
Duolingo, Inc. (a)(b)	276,791	40,425,326
European Wax Center, Inc. (a)(b)	331,852	4,901,454
Frontdoor, Inc. (a)	790,346	22,864,710
Graham Holdings Co.	34,438	19,929,959
Laureate Education, Inc. Class A	1,260,337	17,821,165
Lincoln Educational Services Corp. (a)(b)	227,649	1,946,399
Nerdy, Inc. Class A (a)(b)	591,744	1,822,572
OneSpaWorld Holdings Ltd. (a)(b)	808,111	8,469,003
Perdoceo Education Corp.	647,845	11,719,516
Rover Group, Inc. Class A (a)(b)	898,317	5,794,145
Strategic Education, Inc.	218,704	18,001,526
Stride, Inc. (a)	409,147	22,494,902
Udemy, Inc. (a)(b)	833,808	7,445,905
Universal Technical Institute, Inc. (a)(b)	314,805	2,748,248
WW International, Inc. (a)(b)	524,966	4,105,234
		247,042,600
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)(b)	523,467	5,156,150
Bally's Corp. (a)	282,191	2,573,582
Biglari Holdings, Inc. Class B (a)	6,828	1,008,974
BJ's Restaurants, Inc. (a)(b)	219,051	5,633,992
Bloomin' Brands, Inc.	844,406	19,708,436
Bluegreen Vacations Holding Corp. Class A	104,122	3,489,128
Bowlero Corp. Class A (a)(b)	289,863	2,924,718
Brinker International, Inc. (a)(b)	421,799	14,307,422
Carrols Restaurant Group, Inc. (a)	353,485	2,032,539
Century Casinos, Inc. (a)(b)	259,847	1,138,130
Chuy's Holdings, Inc. (a)(b)	173,995	5,856,672
Cracker Barrel Old Country Store, Inc. (b)	213,112	14,142,112
Dave & Buster's Entertainment, Inc. (a)(b)	347,637	12,146,437
Denny's Corp. (a)	518,057	4,465,651
Dine Brands Global, Inc. (b)	150,718	7,428,890
El Pollo Loco Holdings, Inc.	269,325	2,248,864
Everi Holdings, Inc. (a)	814,024	8,783,319
First Watch Restaurant Group, Inc. (a)(b)	216,414	3,616,278
Full House Resorts, Inc. (a)	309,679	1,161,296
Global Business Travel Group, Inc. (a)(b)	304,547	1,501,417
Golden Entertainment, Inc. (b)	194,391	6,096,102
Hilton Grand Vacations, Inc. (a)	783,987	28,184,333
Inspired Entertainment, Inc. (a)	206,717	2,063,036
International Game Technology PLC (b)	1,045,251	26,570,280
Jack in the Box, Inc. (b)	197,397	12,471,542
Krispy Kreme, Inc. (b)	845,875	10,937,164
Kura Sushi U.S.A., Inc. Class A (a)(b)	56,599	3,234,067
Life Time Group Holdings, Inc. (a)(b)	428,492	5,064,775
Light & Wonder, Inc. Class A (a)	879,300	64,285,623
Lindblad Expeditions Holdings (a)	338,776	2,107,187
Monarch Casino & Resort, Inc.	130,669	7,864,967
Mondee Holdings, Inc. (a)(b)	441,410	1,628,803
Nathan's Famous, Inc.	25,458	1,666,481
Noodles & Co. (a)(b)	379,802	808,978
Papa John's International, Inc.	315,804	20,533,576
PlayAGS, Inc. (a)	356,092	2,542,497
Portillo's, Inc. (a)(b)	436,088	6,519,516
Potbelly Corp. (a)	247,424	2,177,331
RCI Hospitality Holdings, Inc.	84,605	4,611,819
Red Robin Gourmet Burgers, Inc. (a)(b)	148,983	1,205,272
Red Rock Resorts, Inc. (b)	455,809	18,027,246
Rush Street Interactive, Inc. (a)	613,120	2,188,838
Sabre Corp. (a)(b)	3,188,364	11,159,274
SeaWorld Entertainment, Inc. (a)(b)	350,152	15,084,548
Shake Shack, Inc. Class A (a)	363,444	20,367,402
Six Flags Entertainment Corp. (a)(b)	694,987	13,830,241
Super Group SGHC Ltd. (a)(b)	1,310,451	5,019,027
Sweetgreen, Inc. Class A (a)(b)	933,783	9,645,978
Target Hospitality Corp. (a)(b)	302,942	4,159,394
The Cheesecake Factory, Inc.	467,145	14,514,195
The ONE Group Hospitality, Inc. (a)(b)	209,922	925,756
Xponential Fitness, Inc. (a)(b)	239,469	3,417,223
		448,236,478
Household Durables - 2.0%
Beazer Homes U.S.A., Inc. (a)	283,832	6,865,896
Cavco Industries, Inc. (a)	84,509	21,085,841
Century Communities, Inc. (b)	273,985	16,850,078
Cricut, Inc. (b)	462,368	3,943,999
Dream Finders Homes, Inc. (a)(b)	234,154	4,610,492
Ethan Allen Interiors, Inc.	222,045	5,830,902
GoPro, Inc. Class A (a)(b)	1,243,290	3,120,658
Green Brick Partners, Inc. (a)(b)	252,331	9,765,210
Helen of Troy Ltd. (a)(b)	231,908	22,801,195
Hooker Furnishings Corp.	102,776	1,718,415
Hovnanian Enterprises, Inc. Class A (a)	46,425	3,225,609
Installed Building Products, Inc.	228,412	25,506,768
iRobot Corp. (a)	264,240	8,701,423
KB Home	696,782	30,797,764
La-Z-Boy, Inc. (b)	419,101	12,254,513
Landsea Homes Corp. (a)	132,776	987,853
Legacy Housing Corp. (a)(b)	95,558	1,768,779
LGI Homes, Inc. (a)(b)	200,609	18,959,557
Lovesac (a)(b)	136,362	2,244,519
M.D.C. Holdings, Inc.	567,098	21,521,369
M/I Homes, Inc. (a)	259,373	21,286,742
Meritage Homes Corp.	350,959	40,016,345
Purple Innovation, Inc. (b)	523,603	507,895
Skyline Champion Corp. (a)(b)	518,293	30,387,519
Snap One Holdings Corp. (a)(b)	168,385	1,261,204
Sonos, Inc. (a)(b)	1,224,046	13,195,216
Taylor Morrison Home Corp. (a)	1,011,937	38,777,426
Traeger, Inc. (a)(b)	340,137	894,560
TRI Pointe Homes, Inc. (a)	954,297	23,914,683
United Homes Group, Inc. (a)(b)	54,980	368,366
Vizio Holding Corp. (a)	731,628	3,723,987
VOXX International Corp. (a)(b)	112,377	1,030,497
		397,925,280
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	300,696	15,323,468
AMMO, Inc. (a)(b)	868,130	2,526,258
Clarus Corp.	280,837	1,626,046
Escalade, Inc. (b)	91,354	1,556,672
Funko, Inc. (a)(b)	336,227	2,592,310
JAKKS Pacific, Inc. (a)	71,393	1,197,261
Johnson Outdoors, Inc. Class A (b)	51,784	2,462,329
Latham Group, Inc. (a)(b)	370,291	847,966
Malibu Boats, Inc. Class A (a)(b)	196,687	8,579,487
Marine Products Corp.	82,511	803,657
MasterCraft Boat Holdings, Inc. (a)(b)	166,509	3,403,444
Smith & Wesson Brands, Inc. (b)	440,105	6,482,747
Solo Brands, Inc. Class A (a)	215,826	830,930
Sturm, Ruger & Co., Inc.	168,047	9,301,401
Topgolf Callaway Brands Corp. (a)(b)	1,383,499	16,906,358
Vista Outdoor, Inc. (a)	556,182	13,971,292
		88,411,626
Specialty Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	249,724	1,875,427
Abercrombie & Fitch Co. Class A (a)	470,419	28,610,884
Academy Sports & Outdoors, Inc. (b)	720,967	32,328,160
America's Car Mart, Inc. (a)(b)	60,416	4,046,664
American Eagle Outfitters, Inc.	1,763,492	30,808,205
Arko Corp. (b)	793,127	5,988,109
Asbury Automotive Group, Inc. (a)(b)	199,749	38,225,966
BARK, Inc. (a)(b)	1,268,541	1,357,339
Beyond, Inc. (a)(b)	435,138	6,788,153
Big 5 Sporting Goods Corp. (b)	213,913	1,510,226
Boot Barn Holdings, Inc. (a)(b)	286,717	19,926,832
Build-A-Bear Workshop, Inc. (b)	127,120	3,152,576
Caleres, Inc. (b)	335,329	8,577,716
Camping World Holdings, Inc. (b)	402,960	6,749,580
CarParts.com, Inc. (a)	513,837	1,454,159
Carvana Co. Class A (a)(b)	924,761	24,968,547
Chico's FAS, Inc. (a)	1,160,660	8,681,737
Designer Brands, Inc. Class A (b)	476,662	4,819,053
Destination XL Group, Inc. (a)	565,166	2,351,091
Duluth Holdings, Inc. (a)(b)	127,003	638,825
Envela Corp. (a)(b)	71,395	279,868
EVgo, Inc. Class A (a)(b)	988,854	2,041,984
Foot Locker, Inc. (b)	791,765	16,619,147
Genesco, Inc. (a)	116,877	3,203,599
Group 1 Automotive, Inc.	134,466	33,929,806
GrowGeneration Corp. (a)(b)	558,017	1,138,355
Guess?, Inc. (b)	278,226	5,981,859
Haverty Furniture Companies, Inc. (b)	141,391	3,683,236
Hibbett, Inc. (b)	121,577	5,601,052
J. Jill, Inc. (a)(b)	43,633	1,250,085
Lands' End, Inc. (a)(b)	141,242	887,000
Lazydays Holdings, Inc. (a)(b)	125,442	791,539
Lazydays Holdings, Inc. rights 11/14/23 (a)	120,234	1
Leslie's, Inc. (a)(b)	1,711,277	8,453,708
MarineMax, Inc. (a)	206,181	5,645,236
Monro, Inc. (b)	300,360	7,454,935
National Vision Holdings, Inc. (a)(b)	748,010	11,624,075
OneWater Marine, Inc. Class A (a)(b)	110,711	2,505,390
PetMed Express, Inc. (b)	206,091	1,419,967
Rent the Runway, Inc. Class A (a)(b)	443,139	237,921
Revolve Group, Inc. (a)(b)	396,019	5,445,261
Sally Beauty Holdings, Inc. (a)	1,032,467	8,775,970
Shoe Carnival, Inc. (b)	176,532	4,039,052
Signet Jewelers Ltd. (b)	430,842	30,085,697
Sleep Number Corp. (a)(b)	205,245	3,339,336
Sonic Automotive, Inc. Class A (sub. vtg.)	150,771	7,214,392
Sportsman's Warehouse Holdings, Inc. (a)	362,489	1,845,069
Stitch Fix, Inc. (a)(b)	825,567	2,707,860
The Aaron's Co., Inc.	294,995	2,185,913
The Buckle, Inc. (b)	296,052	9,997,676
The Cato Corp. Class A (sub. vtg.) (b)	170,733	1,217,326
The Children's Place, Inc. (a)	115,339	3,156,828
The ODP Corp. (a)	316,870	14,233,800
thredUP, Inc. (a)(b)	693,032	2,231,563
Tile Shop Holdings, Inc. (a)(b)	260,793	1,431,754
Tilly's, Inc. (a)(b)	210,118	1,701,956
Torrid Holdings, Inc. (a)(b)	114,497	266,778
Upbound Group, Inc. (b)	531,081	13,839,971
Urban Outfitters, Inc. (a)(b)	614,154	21,262,011
Warby Parker, Inc. (a)(b)	817,999	10,617,627
Winmark Corp.	27,229	10,982,000
Zumiez, Inc. (a)	164,030	2,695,013
		504,880,865
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	884,910	765,270
Figs, Inc. Class A (a)(b)	1,232,606	6,791,659
Fossil Group, Inc. (a)	440,615	687,359
G-III Apparel Group Ltd. (a)(b)	397,083	10,145,471
Hanesbrands, Inc. (b)	3,382,721	14,173,601
Kontoor Brands, Inc. (b)	543,489	25,245,064
Movado Group, Inc. (b)	149,087	4,153,564
Oxford Industries, Inc. (b)	144,646	12,208,122
Rocky Brands, Inc. (b)	66,835	820,734
Steven Madden Ltd. (b)	724,955	23,771,274
Vera Bradley, Inc. (a)	248,286	1,817,454
Wolverine World Wide, Inc.	747,667	6,018,719
		106,598,291
TOTAL CONSUMER DISCRETIONARY		2,115,782,923
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	46,081	29,326,409
Duckhorn Portfolio, Inc. (a)	423,222	4,414,205
MGP Ingredients, Inc.	153,556	14,535,611
National Beverage Corp. (a)(b)	228,730	10,608,497
Primo Water Corp.	1,509,691	19,716,564
The Vita Coco Co., Inc. (a)(b)	276,483	7,492,689
Zevia PBC (a)(b)	235,608	457,080
		86,551,055
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	311,083	15,594,591
Chefs' Warehouse Holdings (a)(b)	340,340	6,476,670
HF Foods Group, Inc. (a)	359,083	1,450,695
Ingles Markets, Inc. Class A	135,482	10,868,366
Natural Grocers by Vitamin Cottage, Inc.	89,435	1,124,198
PriceSmart, Inc.	248,864	15,551,511
SpartanNash Co.	335,744	7,550,883
Sprouts Farmers Market LLC (a)(b)	997,304	41,906,714
United Natural Foods, Inc. (a)	564,785	8,234,565
Village Super Market, Inc. Class A	84,646	2,071,288
Weis Markets, Inc.	159,927	10,411,248
		121,240,729
Food Products - 1.3%
Alico, Inc. (b)	65,903	1,610,669
B&G Foods, Inc. Class A (b)	685,969	5,535,770
Benson Hill, Inc. (a)(b)	1,594,779	245,596
Beyond Meat, Inc. (a)(b)	567,935	3,390,572
BRC, Inc. Class A (a)(b)	363,082	1,052,938
Cal-Maine Foods, Inc.	370,071	16,767,917
Calavo Growers, Inc. (b)	168,027	4,257,804
Dole PLC (b)	689,671	7,876,043
Forafric Global PLC (a)(b)	44,456	490,794
Fresh Del Monte Produce, Inc.	329,074	8,226,850
Hostess Brands, Inc. Class A (a)	1,279,501	42,735,333
J&J Snack Foods Corp.	145,410	22,772,660
John B. Sanfilippo & Son, Inc.	86,696	8,865,533
Lancaster Colony Corp.	188,465	31,882,624
Limoneira Co. (b)	170,626	2,438,246
Mission Produce, Inc. (a)(b)	467,974	4,403,635
Seneca Foods Corp. Class A (a)	50,654	2,768,241
Sovos Brands, Inc. (a)	490,533	10,649,471
SunOpta, Inc. (a)(b)	880,297	3,380,340
The Hain Celestial Group, Inc. (a)	861,985	9,524,934
The Simply Good Foods Co. (a)	878,400	32,755,536
TreeHouse Foods, Inc. (a)(b)	497,170	20,727,017
Utz Brands, Inc. Class A (b)	699,721	8,529,599
Vital Farms, Inc. (a)	298,128	3,297,296
Westrock Coffee Holdings (a)(b)	268,962	2,216,247
		256,401,665
Household Products - 0.4%
Central Garden & Pet Co. (a)(b)	302,515	13,198,729
Central Garden & Pet Co. Class A (non-vtg.) (a)	150,974	5,992,158
Energizer Holdings, Inc. (b)	688,787	21,751,893
Oil-Dri Corp. of America	47,610	2,727,101
WD-40 Co.	130,786	27,648,160
		71,318,041
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	1,287,988	56,323,715
Edgewell Personal Care Co.	492,940	17,203,606
elf Beauty, Inc. (a)(b)	514,594	47,666,842
Herbalife Ltd. (a)(b)	951,432	13,557,906
Inter Parfums, Inc.	176,954	22,492,623
MediFast, Inc. (b)	104,232	7,208,685
Nature's Sunshine Products, Inc. (a)	127,359	2,279,726
Nu Skin Enterprises, Inc. Class A	479,795	9,111,307
The Beauty Health Co. (a)(b)	786,972	3,187,237
USANA Health Sciences, Inc. (a)	108,023	4,920,448
Waldencast PLC (a)(b)	343,416	2,637,435
		186,589,530
Tobacco - 0.1%
Ispire Technology, Inc. (b)	27,023	214,292
Turning Point Brands, Inc.	164,910	3,306,446
Universal Corp.	232,364	10,456,380
Vector Group Ltd.	1,398,601	14,377,618
		28,354,736
TOTAL CONSUMER STAPLES		750,455,756
ENERGY - 8.6%
Energy Equipment & Services - 2.9%
Archrock, Inc.	1,337,634	16,947,823
Atlas Energy Solutions, Inc.	158,180	2,880,458
Borr Drilling Ltd. (a)(b)	2,118,133	12,984,155
Bristow Group, Inc. (a)(b)	225,993	5,907,457
Cactus, Inc.	623,650	29,274,131
Championx Corp.	1,917,872	59,070,458
Core Laboratories, Inc.	451,521	9,671,580
Diamond Offshore Drilling, Inc. (a)	980,542	12,168,526
DMC Global, Inc. (a)	188,216	3,566,693
Dril-Quip, Inc. (a)(b)	328,522	7,115,787
Expro Group Holdings NV (a)(b)	851,230	13,406,873
Forum Energy Technologies, Inc. (a)(b)	91,304	1,987,688
Helix Energy Solutions Group, Inc. (a)	1,379,830	13,522,334
Helmerich & Payne, Inc. (b)	940,928	37,232,521
KLX Energy Services Holdings, Inc. (a)(b)	121,727	1,251,354
Kodiak Gas Services, Inc.	144,730	2,487,909
Liberty Oilfield Services, Inc. Class A	1,601,644	31,552,387
Mammoth Energy Services, Inc. (a)	216,125	875,306
Nabors Industries Ltd. (a)	88,031	8,595,347
Newpark Resources, Inc. (a)	716,502	4,958,194
Noble Corp. PLC	1,067,067	49,821,358
Oceaneering International, Inc. (a)(b)	967,445	21,274,116
Oil States International, Inc. (a)(b)	626,268	4,546,706
Patterson-UTI Energy, Inc.	3,411,797	43,329,822
ProFrac Holding Corp. (a)(b)	254,000	2,392,680
ProPetro Holding Corp. (a)	949,025	9,945,782
Ranger Energy Services, Inc. Class A	146,229	1,697,719
RPC, Inc.	826,481	6,876,322
SEACOR Marine Holdings, Inc. (a)(b)	231,802	3,212,776
Seadrill Ltd. (a)	486,499	19,226,440
Select Water Solutions, Inc. Class A	782,660	5,822,990
Solaris Oilfield Infrastructure, Inc. Class A	302,037	2,790,822
TETRA Technologies, Inc. (a)	1,207,970	5,725,778
Tidewater, Inc. (a)	458,402	31,331,777
U.S. Silica Holdings, Inc. (a)	724,245	8,741,637
Valaris Ltd. (a)(b)	591,338	39,051,962
Weatherford International PLC (a)(b)	685,067	63,772,887
		595,018,555
Oil, Gas & Consumable Fuels - 5.7%
Amplify Energy Corp. (a)(b)	350,074	2,433,014
Ardmore Shipping Corp.	398,976	5,302,391
Berry Corp.	745,067	6,221,309
California Resources Corp. (b)	690,875	36,333,116
Callon Petroleum Co. (a)(b)	589,723	22,026,154
Centrus Energy Corp. Class A (a)	118,584	6,293,253
Chord Energy Corp.	403,695	66,738,857
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	833,803
warrants 9/1/25 (a)	14,729	272,707
Civitas Resources, Inc.	668,935	50,457,767
Clean Energy Fuels Corp. (a)(b)	1,627,069	5,678,471
CNX Resources Corp. (a)(b)	1,529,976	33,231,079
Comstock Resources, Inc. (b)	889,145	11,203,227
CONSOL Energy, Inc.	322,467	29,631,493
Crescent Energy, Inc. Class A (b)	373,289	4,546,660
CVR Energy, Inc.	286,022	9,367,221
Delek U.S. Holdings, Inc.	627,689	16,539,605
Denbury, Inc. (a)	489,319	43,495,566
DHT Holdings, Inc.	1,323,467	14,716,953
Dorian LPG Ltd. (b)	308,050	9,848,359
Earthstone Energy, Inc.	551,426	11,673,688
Empire Petroleum Corp. (a)(b)	128,544	1,074,628
enCore Energy Corp. (a)(b)	1,350,241	4,455,795
Energy Fuels, Inc. (a)(b)	1,518,334	12,161,855
Enviva, Inc. (b)	302,550	1,095,231
Equitrans Midstream Corp.	4,206,644	37,312,932
Evolution Petroleum Corp. (b)	306,849	1,973,039
Excelerate Energy, Inc.	176,634	2,511,735
FLEX LNG Ltd. (b)	288,773	8,819,127
Gevo, Inc. (a)(b)	2,225,715	2,381,515
Golar LNG Ltd. (b)	974,972	21,868,622
Granite Ridge Resources, Inc. (b)	252,193	1,553,509
Green Plains, Inc. (a)	559,338	16,433,350
Gulfport Energy Corp. (a)	105,340	13,021,077
Hallador Energy Co. (a)	221,394	3,095,088
HighPeak Energy, Inc. (b)	118,732	2,102,744
International Seaways, Inc.	391,973	18,849,982
Kinetik Holdings, Inc.	167,879	5,949,632
Kosmos Energy Ltd. (a)	4,395,913	31,826,410
Magnolia Oil & Gas Corp. Class A	1,764,823	39,620,276
Matador Resources Co.	1,092,325	67,385,529
Murphy Oil Corp.	1,430,600	64,191,022
NACCO Industries, Inc. Class A	39,501	1,364,760
Nextdecade Corp. (a)(b)	291,853	1,281,235
Nordic American Tanker Shipping Ltd.	1,984,325	9,108,052
Northern Oil & Gas, Inc. (b)	788,555	30,233,199
Overseas Shipholding Group, Inc. (a)	597,322	2,920,905
Par Pacific Holdings, Inc. (a)(b)	531,709	17,450,689
PBF Energy, Inc. Class A	1,097,633	52,170,496
Peabody Energy Corp.	1,202,358	28,363,625
Permian Resource Corp. Class A (b)	2,659,299	38,745,986
PrimeEnergy Corp. (a)(b)	6,938	741,811
Rex American Resources Corp. (a)	149,347	5,676,679
Riley Exploration Permian, Inc. (b)	86,607	2,741,112
Ring Energy, Inc. (a)(b)	1,143,084	1,988,966
SandRidge Energy, Inc.	306,420	4,856,757
Scorpio Tankers, Inc.	476,185	26,737,788
SFL Corp. Ltd.	1,107,562	12,028,123
SilverBow Resources, Inc. (a)(b)	170,961	5,829,770
Sitio Royalties Corp. (b)	782,551	19,344,661
SM Energy Co. (b)	1,157,103	46,654,393
Talos Energy, Inc. (a)	1,059,130	16,416,515
Teekay Corp. (a)	639,422	4,495,137
Teekay Tankers Ltd.	230,599	11,460,770
Tellurian, Inc. (a)(b)	5,123,452	3,535,182
Uranium Energy Corp. (a)(b)	3,548,671	21,114,592
VAALCO Energy, Inc. (b)	1,043,315	4,663,618
Verde Clean Fuels, Inc. (a)(b)	37,974	159,491
Vertex Energy, Inc. (a)(b)	631,316	2,720,972
Vital Energy, Inc. (a)	162,477	8,130,349
Vitesse Energy, Inc. (b)	244,532	5,792,963
W&T Offshore, Inc. (a)(b)	962,695	3,995,184
World Kinect Corp. (b)	591,234	10,937,829
		1,146,189,400
TOTAL ENERGY		1,741,207,955
FINANCIALS - 16.5%
Banks - 8.8%
1st Source Corp.	161,477	7,366,581
ACNB Corp.	80,165	2,758,478
Amalgamated Financial Corp.	173,652	3,167,412
Amerant Bancorp, Inc. Class A	249,630	4,550,755
American National Bankshares, Inc.	98,561	3,761,088
Ameris Bancorp	638,216	23,805,457
Ames National Corp.	80,252	1,357,864
Arrow Financial Corp.	145,071	3,091,463
Associated Banc-Corp.	1,458,245	23,638,151
Atlantic Union Bankshares Corp.	725,608	20,904,766
Axos Financial, Inc. (a)	547,999	19,744,404
Banc of California, Inc.	524,046	5,874,556
BancFirst Corp.	212,968	17,273,834
Bancorp, Inc., Delaware (a)	509,853	18,176,259
Bank First National Corp. (b)	89,792	7,090,874
Bank of Hawaii Corp. (b)	379,046	18,721,082
Bank of Marin Bancorp	153,120	2,572,416
Bank7 Corp.	35,876	751,243
BankUnited, Inc.	717,463	15,647,868
Bankwell Financial Group, Inc.	53,045	1,298,011
Banner Corp.	331,377	13,987,423
Bar Harbor Bankshares	143,224	3,583,464
BayCom Corp.	109,689	2,171,842
BCB Bancorp, Inc.	144,132	1,481,677
Berkshire Hills Bancorp, Inc.	427,426	8,381,824
Blue Foundry Bancorp (a)	208,804	1,576,470
Blue Ridge Bankshares, Inc.	169,031	532,448
Bridgewater Bancshares, Inc. (a)	187,097	1,801,744
Brookline Bancorp, Inc., Delaware	849,024	6,911,055
Burke & Herbert Financial Services Corp.	62,494	2,795,357
Business First Bancshares, Inc.	233,815	4,568,745
Byline Bancorp, Inc.	238,528	4,524,876
C & F Financial Corp.	29,529	1,554,997
Cadence Bank	1,759,016	37,255,959
Cambridge Bancorp	74,162	3,983,241
Camden National Corp.	140,280	4,090,565
Capital Bancorp, Inc.	85,435	1,746,291
Capital City Bank Group, Inc.	126,676	3,619,133
Capitol Federal Financial, Inc.	1,222,191	6,355,393
Capstar Financial Holdings, Inc.	184,732	2,804,232
Carter Bankshares, Inc. (a)	220,565	2,483,562
Cathay General Bancorp	671,499	22,770,531
Central Pacific Financial Corp.	261,724	4,130,005
Central Valley Community Bancorp	90,533	1,427,705
Chemung Financial Corp. (b)	31,029	1,280,877
ChoiceOne Financial Services, Inc. (b)	63,468	1,197,641
Citizens & Northern Corp.	144,974	2,624,029
Citizens Financial Services, Inc. (b)	36,749	1,817,238
City Holding Co.	143,539	13,030,470
Civista Bancshares, Inc.	147,545	2,151,206
CNB Financial Corp., Pennsylvania	200,254	3,640,618
Coastal Financial Corp. of Washington (a)	106,434	3,956,152
Codorus Valley Bancorp, Inc.	85,840	1,684,181
Colony Bankcorp, Inc.	156,175	1,553,941
Columbia Financial, Inc. (a)(b)	285,055	4,589,386
Community Bank System, Inc.	514,530	20,555,474
Community Trust Bancorp, Inc.	151,167	5,677,833
ConnectOne Bancorp, Inc.	359,075	5,849,332
CrossFirst Bankshares, Inc. (a)	430,361	4,553,219
Customers Bancorp, Inc. (a)	275,976	11,096,995
CVB Financial Corp.	1,287,635	20,112,859
Dime Community Bancshares, Inc.	342,204	6,293,132
Eagle Bancorp, Inc.	288,703	5,623,934
Eastern Bankshares, Inc.	1,497,143	16,483,544
Enterprise Bancorp, Inc.	87,263	2,295,890
Enterprise Financial Services Corp.	351,819	12,232,747
Equity Bancshares, Inc.	137,831	3,335,510
Esquire Financial Holdings, Inc.	67,105	3,073,409
ESSA Bancorp, Inc. (b)	75,938	1,264,368
Evans Bancorp, Inc.	46,354	1,145,871
Farmers & Merchants Bancorp, Inc.	122,223	2,129,125
Farmers National Banc Corp. (b)	348,196	3,931,133
FB Financial Corp.	343,947	10,101,723
Fidelity D & D Bancorp, Inc. (b)	43,860	1,964,928
Financial Institutions, Inc.	146,919	2,327,197
First Bancorp, North Carolina	386,129	11,205,464
First Bancorp, Puerto Rico	1,713,428	22,874,264
First Bancshares, Inc.	297,170	7,197,457
First Bank Hamilton New Jersey	199,288	2,204,125
First Busey Corp.	503,418	9,997,881
First Business Finance Services, Inc.	75,278	2,311,035
First Commonwealth Financial Corp.	989,724	12,054,838
First Community Bankshares, Inc.	171,003	5,583,248
First Community Corp.	64,684	1,144,907
First Financial Bancorp, Ohio	910,824	16,850,244
First Financial Bankshares, Inc.	1,258,527	30,267,574
First Financial Corp., Indiana	113,720	3,913,105
First Foundation, Inc.	495,840	2,251,114
First Interstate Bancsystem, Inc.	802,023	18,502,671
First Merchants Corp.	574,373	15,686,127
First Mid-Illinois Bancshares, Inc.	184,276	5,034,420
First of Long Island Corp.	208,163	2,235,671
First Western Financial, Inc. (a)	71,155	951,342
Five Star Bancorp	122,348	2,382,116
Flushing Financial Corp.	277,429	3,423,474
FS Bancorp, Inc.	61,657	1,780,038
Fulton Financial Corp.	1,571,555	20,414,499
FVCBankcorp, Inc. (a)(b)	146,348	1,598,120
German American Bancorp, Inc.	272,743	7,454,066
Glacier Bancorp, Inc.	1,077,007	32,514,841
Great Southern Bancorp, Inc.	87,112	4,331,209
Greene County Bancorp, Inc.	64,088	1,518,886
Guaranty Bancshares, Inc. Texas	77,965	2,224,341
Hancock Whitney Corp.	837,984	28,851,789
Hanmi Financial Corp.	301,828	4,430,835
HarborOne Bancorp, Inc.	405,765	3,992,728
HBT Financial, Inc.	126,198	2,271,564
Heartland Financial U.S.A., Inc.	410,983	11,260,934
Heritage Commerce Corp.	581,006	4,752,629
Heritage Financial Corp., Washington	338,342	5,504,824
Hilltop Holdings, Inc.	446,481	12,331,805
Hingham Institution for Savings (b)	14,418	2,142,226
Home Bancorp, Inc.	63,715	2,183,513
Home Bancshares, Inc.	1,837,203	37,570,801
HomeStreet, Inc.	175,969	849,930
HomeTrust Bancshares, Inc.	151,130	3,114,789
Hope Bancorp, Inc.	1,118,343	9,796,685
Horizon Bancorp, Inc. Indiana	424,022	4,023,969
Independent Bank Corp.	196,800	3,926,160
Independent Bank Corp.	427,936	20,883,277
Independent Bank Group, Inc.	349,698	12,361,824
International Bancshares Corp.	519,252	22,758,815
John Marshall Bankcorp, Inc. (b)	120,926	2,222,620
Kearny Financial Corp.	545,249	3,784,028
Lakeland Bancorp, Inc.	609,090	6,870,535
Lakeland Financial Corp.	240,757	11,857,282
LCNB Corp. (b)	95,979	1,342,746
Live Oak Bancshares, Inc.	325,441	9,388,973
Luther Burbank Corp.	84,547	688,213
Macatawa Bank Corp.	242,084	2,210,227
Mainstreet Bancshares, Inc.	63,335	1,221,099
Mercantile Bank Corp.	152,237	5,014,687
Metrocity Bankshares, Inc.	176,572	3,538,503
Metropolitan Bank Holding Corp. (a)	101,700	3,296,097
Mid Penn Bancorp, Inc.	136,411	2,599,994
Middlefield Banc Corp. (b)	71,198	1,815,549
Midland States Bancorp, Inc.	206,895	4,514,449
MidWestOne Financial Group, Inc.	131,564	2,620,755
MVB Financial Corp. (b)	106,531	2,093,334
National Bank Holdings Corp.	357,291	11,140,333
National Bankshares, Inc. (b)	53,856	1,265,616
NBT Bancorp, Inc.	442,685	14,816,667
Nicolet Bankshares, Inc. (b)	124,016	9,030,845
Northeast Bank	62,896	3,002,655
Northeast Community Bancorp, Inc. (b)	125,828	1,917,619
Northfield Bancorp, Inc.	401,045	3,448,987
Northrim Bancorp, Inc.	53,170	2,217,721
Northwest Bancshares, Inc.	1,234,437	12,862,834
Norwood Financial Corp. (b)	67,867	1,738,074
Oak Valley Bancorp Oakdale California	64,057	1,598,222
OceanFirst Financial Corp.	565,006	7,152,976
OFG Bancorp	451,985	13,387,796
Old National Bancorp, Indiana	2,827,305	38,734,079
Old Second Bancorp, Inc.	421,890	5,720,828
Orange County Bancorp, Inc.	49,365	2,176,997
Origin Bancorp, Inc.	282,810	8,368,348
Orrstown Financial Services, Inc.	95,628	2,018,707
Pacific Premier Bancorp, Inc.	920,033	17,480,627
PacWest Bancorp	1,136,363	8,045,450
Park National Corp.	138,910	14,084,085
Parke Bancorp, Inc.	97,777	1,646,565
Pathward Financial, Inc.	258,339	11,700,173
PCB Bancorp	103,618	1,593,645
Peapack-Gladstone Financial Corp.	163,705	3,825,786
Penns Woods Bancorp, Inc. (b)	62,364	1,314,633
Peoples Bancorp, Inc.	329,632	9,091,251
Peoples Financial Services Corp.	66,969	2,625,854
Pioneer Bancorp, Inc. (a)	90,490	742,018
Plumas Bancorp	49,214	1,680,658
Ponce Financial Group, Inc. (a)	179,346	1,395,312
Preferred Bank, Los Angeles	130,796	7,791,518
Premier Financial Corp.	346,414	6,010,283
Primis Financial Corp.	187,382	1,753,896
Princeton Bancorp, Inc.	46,433	1,392,990
Provident Financial Services, Inc.	714,506	10,038,809
QCR Holdings, Inc.	159,149	7,551,620
RBB Bancorp	155,614	1,800,454
Red River Bancshares, Inc. (b)	42,764	1,987,671
Renasant Corp.	533,168	13,003,968
Republic Bancorp, Inc., Kentucky Class A	82,023	3,624,596
S&T Bancorp, Inc.	378,242	9,743,514
Sandy Spring Bancorp, Inc.	426,535	8,722,641
Seacoast Banking Corp., Florida	814,633	16,463,733
ServisFirst Bancshares, Inc.	492,292	23,216,491
Shore Bancshares, Inc.	290,908	2,984,716
Sierra Bancorp	129,401	2,277,458
Simmons First National Corp. Class A	1,219,680	17,331,653
SmartFinancial, Inc.	149,080	3,108,318
South Plains Financial, Inc.	114,025	3,058,151
Southern First Bancshares, Inc. (a)	70,476	1,902,852
Southern Missouri Bancorp, Inc.	82,863	3,351,808
Southern States Bancshares, Inc.	66,681	1,548,333
Southside Bancshares, Inc.	285,708	7,628,404
Southstate Corp.	734,857	48,574,048
Stellar Bancorp, Inc.	473,489	10,293,651
Sterling Bancorp, Inc. (a)	177,636	984,103
Stock Yards Bancorp, Inc.	264,208	10,333,175
Summit Financial Group, Inc.	108,009	2,322,194
Texas Capital Bancshares, Inc. (a)	461,056	25,385,743
The Bank of NT Butterfield & Son Ltd.	486,888	12,298,791
The First Bancorp, Inc.	90,892	2,129,600
Third Coast Bancshares, Inc. (a)	116,278	1,803,472
Timberland Bancorp, Inc./Washington	69,790	1,967,380
Tompkins Financial Corp.	135,781	6,799,912
TowneBank	678,543	16,244,319
Trico Bancshares	302,803	9,795,677
Triumph Bancorp, Inc. (a)	213,832	13,311,042
Trustco Bank Corp., New York	181,653	4,637,601
Trustmark Corp.	588,365	11,832,020
UMB Financial Corp.	427,426	26,808,159
United Bankshares, Inc., West Virginia	1,262,969	35,918,838
United Community Bank, Inc.	1,117,676	24,689,463
Unity Bancorp, Inc.	63,851	1,536,255
Univest Corp. of Pennsylvania	283,641	4,725,459
USCB Financial Holdings, Inc. (a)	91,737	985,255
Valley National Bancorp	4,170,087	32,443,277
Veritex Holdings, Inc.	508,827	8,762,001
Virginia National Bankshares C	43,775	1,345,206
WaFd, Inc.	632,793	15,617,331
Washington Trust Bancorp, Inc.	166,813	3,868,393
WesBanco, Inc.	559,478	13,645,668
West Bancorp., Inc.	153,980	2,529,891
Westamerica Bancorp.	251,728	11,891,631
WSFS Financial Corp.	592,041	20,958,251
		1,786,217,372
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)(b)	190,065	1,191,708
Artisan Partners Asset Management, Inc.	591,592	19,522,536
Assetmark Financial Holdings, Inc. (a)	212,656	5,084,605
Avantax, Inc. (a)	368,417	9,508,843
B. Riley Financial, Inc. (b)	181,053	6,555,929
Bakkt Holdings, Inc. Class A (a)(b)	662,901	669,530
BGC Group, Inc. Class A (b)	3,028,864	17,779,432
BrightSphere Investment Group, Inc.	305,784	4,788,577
Cohen & Steers, Inc.	251,175	13,121,382
Diamond Hill Investment Group, Inc.	27,605	4,336,746
Donnelley Financial Solutions, Inc. (a)	237,614	12,933,330
Forge Global Holdings, Inc. Class A (a)(b)	1,039,329	2,639,896
GCM Grosvenor, Inc. Class A (b)	401,737	3,233,983
Hamilton Lane, Inc. Class A	351,876	29,599,809
MarketWise, Inc. Class A	289,952	629,196
Moelis & Co. Class A	644,267	26,827,278
Open Lending Corp. (a)	959,553	5,747,722
P10, Inc. (b)	420,792	3,963,861
Patria Investments Ltd. (b)	531,740	6,854,129
Perella Weinberg Partners Class A	405,176	3,974,777
Piper Jaffray Companies	167,354	23,404,457
PJT Partners, Inc. (b)	228,798	17,928,611
Sculptor Capital Management, Inc. Class A	202,266	2,558,665
Silvercrest Asset Management Group Class A	92,974	1,650,289
StepStone Group, Inc. Class A	520,675	14,735,103
StoneX Group, Inc. (a)	171,393	16,337,181
Value Line, Inc.	8,019	328,378
Victory Capital Holdings, Inc. (b)	261,820	7,713,217
Virtus Investment Partners, Inc.	66,457	12,243,373
WisdomTree Investments, Inc.	1,328,028	8,233,774
		284,096,317
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)(b)	44,646	1,306,342
Bread Financial Holdings, Inc.	487,031	13,164,448
Consumer Portfolio Services, Inc. (a)(b)	80,585	745,411
Encore Capital Group, Inc. (a)(b)	222,762	8,393,672
Enova International, Inc. (a)	293,030	11,686,036
FirstCash Holdings, Inc.	364,722	39,725,520
Green Dot Corp. Class A (a)	448,822	5,017,830
LendingClub Corp. (a)	1,033,031	5,361,431
LendingTree, Inc. (a)	99,758	1,319,798
Navient Corp. (b)	846,982	13,475,484
Nelnet, Inc. Class A	138,879	11,778,328
NerdWallet, Inc. (a)(b)	332,761	3,587,164
OppFi, Inc. Class A (a)(b)	98,703	220,108
PRA Group, Inc. (a)	371,529	4,573,522
PROG Holdings, Inc. (a)	446,134	12,219,610
Regional Management Corp.	75,997	1,889,285
Upstart Holdings, Inc. (a)(b)	694,949	16,699,624
World Acceptance Corp. (a)(b)	40,770	4,020,737
		155,184,350
Financial Services - 2.4%
A-Mark Precious Metals, Inc. (b)	181,265	4,908,656
Acacia Research Corp. (a)(b)	364,682	1,309,208
Alerus Financial Corp.	176,943	3,062,883
AvidXchange Holdings, Inc. (a)(b)	1,440,575	12,446,568
Banco Latinoamericano de Comer Series E	265,248	5,989,300
Cannae Holdings, Inc. (a)	682,154	11,153,218
Cantaloupe, Inc. (a)	556,565	3,662,198
Cass Information Systems, Inc. (b)	134,126	5,071,304
Compass Diversified Holdings	615,348	10,571,679
Enact Holdings, Inc.	288,735	7,957,537
Essent Group Ltd.	1,018,623	48,119,751
EVERTEC, Inc.	629,141	19,994,101
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (b)	86,844	12,901,545
Finance of America Companies, Inc. (a)(b)	467,376	486,071
Flywire Corp. (a)	926,822	24,922,244
i3 Verticals, Inc. Class A (a)	219,656	4,118,550
International Money Express, Inc. (a)	318,941	5,090,298
Jackson Financial, Inc. (b)	804,150	29,520,347
Marqeta, Inc. Class A (a)	4,726,156	24,434,227
Merchants Bancorp	154,827	4,627,779
Mr. Cooper Group, Inc. (a)	631,007	35,670,826
Newtekone, Inc. (b)	228,591	3,170,557
NMI Holdings, Inc. (a)	789,652	21,596,982
Ocwen Financial Corp. (a)(b)	59,227	1,423,817
PagSeguro Digital Ltd. (a)(b)	1,917,565	13,538,009
Payoneer Global, Inc. (a)(b)	2,557,294	14,806,732
Paysafe Ltd. (a)(b)	311,944	3,032,096
Paysign, Inc. (a)	304,701	560,650
PennyMac Financial Services, Inc.	245,169	16,475,357
Priority Technology Holdings, Inc. (a)	152,585	572,194
Radian Group, Inc.	1,513,615	38,355,004
Remitly Global, Inc. (a)	1,260,930	33,956,845
Repay Holdings Corp. (a)(b)	816,814	4,892,716
Security National Financial Corp. Class A	112,659	778,474
StoneCo Ltd. Class A (a)(b)	2,813,089	27,891,777
SWK Holdings Corp. (a)(b)	31,367	506,263
Velocity Financial, Inc. (a)	76,299	881,253
Walker & Dunlop, Inc.	306,873	19,885,370
Waterstone Financial, Inc.	176,371	1,904,807
		480,247,193
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	418,792	5,079,947
American Coastal Insurance Cor (a)(b)	188,683	1,413,236
American Equity Investment Life Holding Co.	748,000	39,614,080
Amerisafe, Inc.	183,428	9,349,325
Argo Group International Holdings, Ltd.	300,025	8,952,746
BRP Group, Inc. (a)(b)	583,040	12,203,027
CNO Financial Group, Inc. (b)	1,096,626	25,419,791
Crawford & Co. Class A	137,770	1,260,596
Donegal Group, Inc. Class A	147,741	2,086,103
eHealth, Inc. (a)	265,021	2,273,880
Employers Holdings, Inc.	258,092	9,807,496
Enstar Group Ltd. (a)	114,920	27,232,592
F&G Annuities & Life, Inc.	181,287	5,563,698
Fidelis Insurance Holdings Ltd. (b)	145,978	2,064,129
Genworth Financial, Inc. Class A (a)	4,612,329	27,627,851
GoHealth, Inc. (a)(b)	37,088	520,716
Goosehead Insurance (a)(b)	207,562	13,464,547
Greenlight Capital Re, Ltd. (a)	251,360	2,802,664
HCI Group, Inc. (b)	62,416	3,680,672
Hippo Holdings, Inc. (a)(b)	101,642	731,822
Horace Mann Educators Corp.	397,066	12,598,904
Investors Title Co.	11,613	1,670,066
James River Group Holdings Ltd.	358,974	4,935,893
Kingsway Financial Services, Inc. (a)(b)	109,045	841,827
Lemonade, Inc. (a)(b)	489,964	5,360,206
Maiden Holdings Ltd. (a)(b)	798,990	1,310,344
MBIA, Inc. (a)(b)	464,553	3,196,125
Mercury General Corp.	259,079	8,000,360
National Western Life Group, Inc.	21,895	10,485,516
NI Holdings, Inc. (a)	69,823	886,054
Oscar Health, Inc. (a)	1,493,567	7,647,063
Palomar Holdings, Inc. (a)	236,843	11,861,097
ProAssurance Corp.	521,389	8,863,613
Safety Insurance Group, Inc.	139,199	10,463,589
Selective Insurance Group, Inc.	580,391	60,424,507
Selectquote, Inc. (a)(b)	1,296,648	1,711,575
Siriuspoint Ltd. (a)	882,946	8,697,018
Skyward Specialty Insurance Group, Inc. (b)	231,579	6,518,949
Stewart Information Services Corp. (b)	257,935	11,264,021
Tiptree, Inc.	230,565	3,483,837
Trupanion, Inc. (a)(b)	381,909	7,867,325
United Fire Group, Inc. (b)	203,820	4,104,935
Universal Insurance Holdings, Inc.	255,505	4,001,208
		397,342,950
Mortgage Real Estate Investment Trusts - 1.2%
Angel Oak Mortgage (REIT), Inc. (b)	113,671	951,426
Apollo Commercial Real Estate Finance, Inc.	1,393,984	13,884,081
Arbor Realty Trust, Inc. (b)	1,764,909	22,255,502
Ares Commercial Real Estate Corp.	524,985	4,814,112
Armour Residential REIT, Inc. (b)	456,975	6,658,126
Blackstone Mortgage Trust, Inc. (b)	1,679,720	33,510,414
BrightSpire Capital, Inc.	1,284,266	7,268,946
Chimera Investment Corp.	2,258,253	10,839,614
Claros Mortgage Trust, Inc. (b)	887,479	9,256,406
Dynex Capital, Inc.	526,624	5,287,305
Ellington Financial LLC	642,412	7,728,216
Franklin BSP Realty Trust, Inc. (b)	819,497	10,333,857
Granite Point Mortgage Trust, Inc.	511,813	2,149,615
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	999,681	17,134,532
Invesco Mortgage Capital, Inc.	415,302	2,836,513
KKR Real Estate Finance Trust, Inc. (b)	615,617	6,427,041
Ladder Capital Corp. Class A	1,115,976	11,282,517
MFA Financial, Inc.	996,879	8,862,254
New York Mortgage Trust, Inc.	891,718	6,946,483
Nexpoint Real Estate Finance, Inc.	79,691	1,181,818
Orchid Island Capital, Inc.	421,260	2,645,513
PennyMac Mortgage Investment Trust	859,518	10,872,903
Ready Capital Corp.	1,575,258	14,854,683
Redwood Trust, Inc.	1,101,035	6,914,500
TPG RE Finance Trust, Inc.	680,277	3,748,326
Two Harbors Investment Corp.	959,841	11,143,754
		239,788,457
TOTAL FINANCIALS		3,342,876,639
HEALTH CARE - 14.3%
Biotechnology - 6.4%
2seventy bio, Inc. (a)(b)	481,561	1,175,009
4D Molecular Therapeutics, Inc. (a)(b)	376,390	4,042,429
89Bio, Inc. (a)(b)	595,136	4,404,006
Aadi Bioscience, Inc. (a)(b)	155,044	679,093
ACADIA Pharmaceuticals, Inc. (a)	1,167,912	26,359,774
Acelyrin, Inc. (b)	320,120	3,260,422
Acrivon Therapeutics, Inc. (b)	75,495	395,594
Actinium Pharmaceuticals, Inc. (a)(b)	260,890	1,455,766
Adicet Bio, Inc. (a)(b)	285,946	377,449
ADMA Biologics, Inc. (a)	2,027,199	6,851,933
Aerovate Therapeutics, Inc. (a)(b)	108,004	1,145,922
Agenus, Inc. (a)(b)	3,359,271	2,687,417
Agios Pharmaceuticals, Inc. (a)(b)	532,854	11,195,263
Akero Therapeutics, Inc. (a)(b)	494,090	5,889,553
Aldeyra Therapeutics, Inc. (a)(b)	444,604	760,273
Alector, Inc. (a)(b)	614,162	3,193,642
Alkermes PLC (a)	1,598,571	38,669,432
Allakos, Inc. (a)	636,137	1,215,022
Allogene Therapeutics, Inc. (a)(b)	847,693	2,390,494
Allovir, Inc. (a)(b)	489,200	733,800
Alpine Immune Sciences, Inc. (a)(b)	308,423	3,158,252
Altimmune, Inc. (a)(b)	473,722	1,141,670
ALX Oncology Holdings, Inc. (a)(b)	207,684	1,495,325
Amicus Therapeutics, Inc. (a)	2,701,221	29,632,394
AnaptysBio, Inc. (a)(b)	179,071	2,920,648
Anavex Life Sciences Corp. (a)(b)	714,448	3,986,620
Anika Therapeutics, Inc. (a)	139,185	2,714,108
Annexon, Inc. (a)	437,388	992,871
Apogee Therapeutics, Inc. (b)	187,886	3,227,881
Arbutus Biopharma Corp. (a)(b)	1,190,272	2,178,198
Arcellx, Inc. (a)(b)	365,519	12,884,545
Arcturus Therapeutics Holdings, Inc. (a)(b)	224,778	4,293,260
Arcus Biosciences, Inc. (a)(b)	509,192	7,999,406
Arcutis Biotherapeutics, Inc. (a)	497,319	1,118,968
Ardelyx, Inc. (a)(b)	2,056,617	8,123,637
Arrowhead Pharmaceuticals, Inc. (a)(b)	977,823	24,044,668
Ars Pharmaceuticals, Inc. (a)(b)	231,744	827,326
Astria Therapeutics, Inc. (a)(b)	248,849	1,241,757
Atara Biotherapeutics, Inc. (a)(b)	933,015	1,203,589
Aura Biosciences, Inc. (a)(b)	256,245	2,090,959
Aurinia Pharmaceuticals, Inc. (a)(b)	1,305,990	9,585,967
Avid Bioservices, Inc. (a)(b)	621,414	3,821,696
Avidity Biosciences, Inc. (a)(b)	681,103	3,507,680
Avita Medical, Inc. (a)(b)	243,164	2,263,857
Beam Therapeutics, Inc. (a)(b)	673,510	14,238,001
BioAtla, Inc. (a)(b)	417,571	613,829
BioCryst Pharmaceuticals, Inc. (a)(b)	1,824,926	10,018,844
Biohaven Ltd. (b)	561,561	14,886,982
Biomea Fusion, Inc. (a)(b)	191,419	1,956,302
BioVie, Inc. (a)(b)	32,524	141,805
BioXcel Therapeutics, Inc. (a)(b)	191,781	770,001
bluebird bio, Inc. (a)(b)	1,025,658	3,025,691
Blueprint Medicines Corp. (a)(b)	585,774	34,478,658
BridgeBio Pharma, Inc. (a)(b)	1,102,361	28,705,480
Cabaletta Bio, Inc. (a)(b)	331,016	4,720,288
CareDx, Inc. (a)(b)	503,602	2,724,487
Caribou Biosciences, Inc. (a)(b)	724,392	2,629,543
Carisma Therapeutics, Inc. (b)	256,723	770,169
Catalyst Pharmaceutical Partners, Inc. (a)(b)	969,776	12,034,920
Celcuity, Inc. (a)(b)	164,640	1,753,416
Celldex Therapeutics, Inc. (a)(b)	447,777	10,531,715
Century Therapeutics, Inc. (a)(b)	214,014	327,441
Cerevel Therapeutics Holdings (a)(b)	595,579	14,085,443
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)	777,581	6,345,061
Coherus BioSciences, Inc. (a)(b)	960,955	3,219,199
Compass Therapeutics, Inc. (a)(b)	857,537	1,543,567
Crinetics Pharmaceuticals, Inc. (a)	622,829	18,242,661
Cue Biopharma, Inc. (a)(b)	325,010	682,521
Cullinan Oncology, Inc. (a)	230,170	2,147,486
Cytokinetics, Inc. (a)(b)	896,665	31,257,742
Day One Biopharmaceuticals, Inc. (a)(b)	601,264	7,112,953
Deciphera Pharmaceuticals, Inc. (a)	506,509	6,073,043
Denali Therapeutics, Inc. (a)	1,138,669	21,441,137
Design Therapeutics, Inc. (a)(b)	302,658	617,422
Disc Medicine, Inc. (a)(b)	85,362	3,910,433
Dynavax Technologies Corp. (a)(b)	1,248,823	17,745,775
Dyne Therapeutics, Inc. (a)(b)	411,385	2,900,264
Eagle Pharmaceuticals, Inc. (a)(b)	100,097	1,374,332
Editas Medicine, Inc. (a)(b)	792,425	5,293,399
Emergent BioSolutions, Inc. (a)(b)	475,329	993,438
Enanta Pharmaceuticals, Inc. (a)	190,391	1,717,327
Entrada Therapeutics, Inc. (a)(b)	204,096	3,267,577
EQRx, Inc. (a)	3,074,619	6,702,669
Erasca, Inc. (a)(b)	771,191	1,781,451
Fate Therapeutics, Inc. (a)(b)	812,701	1,470,989
Fennec Pharmaceuticals, Inc. (a)(b)	175,150	1,205,032
FibroGen, Inc. (a)(b)	877,673	474,821
Foghorn Therapeutics, Inc. (a)(b)	197,309	660,985
Genelux Corp. (b)	179,085	2,598,523
Generation Bio Co. (a)(b)	433,198	406,470
Geron Corp. (a)(b)	4,808,825	9,136,768
Graphite Bio, Inc. (a)	253,153	630,351
Gritstone Bio, Inc. (a)(b)	846,551	1,608,447
Halozyme Therapeutics, Inc. (a)(b)	1,249,960	42,336,145
Heron Therapeutics, Inc. (a)(b)	967,952	616,489
HilleVax, Inc. (a)(b)	202,346	2,225,806
Humacyte, Inc. Class A (a)(b)	593,675	1,258,591
Icosavax, Inc. (a)(b)	265,802	1,634,682
Ideaya Biosciences, Inc. (a)(b)	523,593	14,226,022
IGM Biosciences, Inc. (a)(b)	114,947	452,891
Immuneering Corp. (a)(b)	213,224	1,498,965
ImmunityBio, Inc. (a)(b)	1,098,578	3,449,535
ImmunoGen, Inc. (a)	2,309,934	34,325,619
Immunovant, Inc. (a)(b)	519,737	17,177,308
Inhibrx, Inc. (a)(b)	329,180	5,092,415
Inozyme Pharma, Inc. (a)(b)	321,385	954,513
Insmed, Inc. (a)(b)	1,267,739	31,769,539
Intellia Therapeutics, Inc. (a)(b)	849,806	21,287,640
Intercept Pharmaceuticals, Inc. (a)(b)	390,684	7,395,648
Iovance Biotherapeutics, Inc. (a)(b)	2,211,942	8,449,618
Ironwood Pharmaceuticals, Inc. Class A (a)	1,329,951	11,929,660
iTeos Therapeutics, Inc. (a)	237,554	2,389,793
Janux Therapeutics, Inc. (a)(b)	166,632	1,069,777
Kalvista Pharmaceuticals, Inc. (a)(b)	233,792	1,984,894
Karyopharm Therapeutics, Inc. (a)(b)	1,066,319	927,698
Keros Therapeutics, Inc. (a)	216,671	6,183,790
Kezar Life Sciences, Inc. (a)(b)	661,937	477,323
Kiniksa Pharmaceuticals Ltd. (a)(b)	304,797	4,648,154
Kodiak Sciences, Inc. (a)	302,772	439,019
Krystal Biotech, Inc. (a)(b)	208,188	24,330,932
Kura Oncology, Inc. (a)(b)	680,343	5,748,898
Kymera Therapeutics, Inc. (a)(b)	367,982	4,294,350
Larimar Therapeutics, Inc. (a)(b)	246,298	721,653
Lexicon Pharmaceuticals, Inc. (a)(b)	880,832	1,092,232
Lineage Cell Therapeutics, Inc. (a)(b)	1,220,564	1,391,443
Lyell Immunopharma, Inc. (a)(b)	1,677,165	2,775,708
Macrogenics, Inc. (a)(b)	588,713	3,073,082
Madrigal Pharmaceuticals, Inc. (a)(b)	131,049	17,217,218
MannKind Corp. (a)(b)	2,467,521	10,585,665
MeiraGTx Holdings PLC (a)(b)	312,840	1,414,037
Merrimack Pharmaceuticals, Inc. (a)(b)	100,610	1,230,460
Mersana Therapeutics, Inc. (a)(b)	1,016,460	1,209,587
MiMedx Group, Inc. (a)	1,113,113	7,302,021
Mineralys Therapeutics, Inc. (b)	130,798	1,011,069
Mirum Pharmaceuticals, Inc. (a)(b)	239,953	6,581,911
Monte Rosa Therapeutics, Inc. (a)(b)	288,000	979,200
Morphic Holding, Inc. (a)(b)	332,171	6,626,811
Myriad Genetics, Inc. (a)	778,172	12,123,920
Nkarta, Inc. (a)(b)	290,591	589,900
Novavax, Inc. (a)(b)	840,865	5,600,161
Nurix Therapeutics, Inc. (a)(b)	456,111	2,549,660
Nuvalent, Inc. Class A (a)(b)	230,792	12,021,955
Nuvectis Pharma, Inc. (a)(b)	74,588	667,563
Ocean Biomedical, Inc. Class A (a)(b)	83,471	140,231
Olema Pharmaceuticals, Inc. (a)(b)	259,301	3,446,110
Omega Therapeutics, Inc. (a)(b)	234,922	321,843
Omniab, Inc. (b)(c)	45,323	181,745
Omniab, Inc. (b)(c)	45,323	172,227
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)(b)	682,255	1,528,251
ORIC Pharmaceuticals, Inc. (a)(b)	375,980	2,519,066
Outlook Therapeutics, Inc. (a)(b)	1,478,255	886,953
Ovid Therapeutics, Inc. (a)(b)	559,793	1,987,265
PDS Biotechnology Corp. (a)(b)	270,496	1,127,968
PepGen, Inc. (a)(b)	94,091	481,746
PMV Pharmaceuticals, Inc. (a)	367,275	554,585
Point Biopharma Global, Inc. (a)	871,525	11,033,507
Poseida Therapeutics, Inc. (a)(b)	655,190	1,323,484
Precigen, Inc. (a)(b)	1,302,916	1,472,295
Prelude Therapeutics, Inc. (a)(b)	147,363	249,043
Prime Medicine, Inc. (b)	382,413	2,481,860
ProKidney Corp. (a)(b)	431,449	703,262
Protagonist Therapeutics, Inc. (a)(b)	550,276	8,001,013
Protalix BioTherapeutics, Inc. (a)(b)	626,473	1,046,210
Prothena Corp. PLC (a)(b)	399,752	14,574,958
PTC Therapeutics, Inc. (a)(b)	681,940	12,786,375
Rallybio Corp. (a)(b)	273,091	1,146,982
RAPT Therapeutics, Inc. (a)(b)	298,280	3,922,382
Recursion Pharmaceuticals, Inc. (a)(b)	1,318,634	6,962,388
REGENXBIO, Inc. (a)	391,856	5,051,024
Relay Therapeutics, Inc. (a)(b)	891,173	5,881,742
Reneo Pharmaceuticals, Inc. (a)(b)	124,671	1,008,588
Replimune Group, Inc. (a)(b)	399,260	5,817,218
Revolution Medicines, Inc. (a)	976,236	19,329,473
Rhythm Pharmaceuticals, Inc. (a)(b)	496,213	11,467,482
Rigel Pharmaceuticals, Inc. (a)	1,606,238	1,296,716
Rocket Pharmaceuticals, Inc. (a)	539,728	9,769,077
Sage Therapeutics, Inc. (a)(b)	509,421	9,541,455
Sagimet Biosciences, Inc. (b)	50,957	186,503
Sana Biotechnology, Inc. (a)(b)	901,036	2,667,067
Sangamo Therapeutics, Inc. (a)	1,367,275	861,657
Savara, Inc. (a)(b)	874,109	3,199,239
Scholar Rock Holding Corp. (a)(b)	418,217	4,918,232
Selecta Biosciences, Inc. (a)(b)	1,101,336	1,376,670
Seres Therapeutics, Inc. (a)(b)	924,456	1,414,418
SpringWorks Therapeutics, Inc. (a)(b)	561,624	12,861,190
Stoke Therapeutics, Inc. (a)(b)	269,635	1,027,309
Summit Therapeutics, Inc. (a)(b)	1,115,186	2,163,461
Sutro Biopharma, Inc. (a)(b)	576,142	1,584,391
Syndax Pharmaceuticals, Inc. (a)	634,697	8,936,534
Tango Therapeutics, Inc. (a)(b)	431,532	3,624,869
Tenaya Therapeutics, Inc. (a)(b)	434,006	789,891
TG Therapeutics, Inc. (a)(b)	1,323,295	10,229,070
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	702,017	4,549,070
Turnstone Biologics Corp. (b)	60,412	215,067
Twist Bioscience Corp. (a)(b)	549,524	8,660,498
Tyra Biosciences, Inc. (a)(b)	134,839	1,564,132
UroGen Pharma Ltd. (a)(b)	189,442	2,123,645
Vanda Pharmaceuticals, Inc. (a)	578,146	2,532,279
Vaxcyte, Inc. (a)(b)	903,040	43,436,224
Vaxxinity, Inc. Class A (a)(b)	392,285	451,128
Vera Therapeutics, Inc. (a)(b)	326,283	3,399,869
Veracyte, Inc. (a)(b)	701,639	14,537,960
Vericel Corp. (a)(b)	459,193	16,154,410
Verve Therapeutics, Inc. (a)(b)	503,338	6,060,190
Vigil Neuroscience, Inc. (a)(b)	147,231	1,030,617
Viking Therapeutics, Inc. (a)(b)	926,562	9,089,573
Vir Biotechnology, Inc. (a)(b)	804,191	6,377,235
Viridian Therapeutics, Inc. (a)(b)	405,301	5,066,263
Vor Biopharma, Inc. (a)(b)	337,057	616,814
Voyager Therapeutics, Inc. (a)	306,185	2,011,635
X4 Pharmaceuticals, Inc. (a)(b)	1,167,335	934,452
Xencor, Inc. (a)	555,304	9,634,524
XOMA Corp. (a)(b)	67,563	1,273,563
Y-mAbs Therapeutics, Inc. (a)(b)	356,429	1,903,331
Zentalis Pharmaceuticals, Inc. (a)(b)	561,098	9,179,563
Zura Bio Ltd. Class A (a)(b)	114,389	537,628
Zymeworks, Inc. (b)	516,337	3,624,686
		1,286,672,785
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	892,031	2,354,962
Alphatec Holdings, Inc. (a)(b)	771,033	7,078,083
Angiodynamics, Inc. (a)	389,950	2,417,690
Artivion, Inc. (a)(b)	377,115	4,804,445
Atricure, Inc. (a)(b)	448,649	15,541,201
Atrion Corp.	13,311	4,552,096
Avanos Medical, Inc. (a)	443,014	8,133,737
AxoGen, Inc. (a)	389,149	1,463,200
Axonics Modulation Technologies, Inc. (a)(b)	473,303	24,237,847
Beyond Air, Inc. (a)(b)	253,348	590,301
Butterfly Network, Inc. Class A (a)(b)	1,348,221	1,141,808
Cerus Corp. (a)(b)	1,711,529	2,396,141
ClearPoint Neuro, Inc. (a)(b)	216,760	1,192,180
CONMED Corp. (b)	294,846	28,735,691
Cutera, Inc. (a)(b)	174,833	543,731
CVRx, Inc. (a)(b)	108,197	1,447,676
Embecta Corp.	555,657	8,401,534
Glaukos Corp. (a)(b)	450,961	30,755,540
Haemonetics Corp. (a)	482,655	41,136,686
Inari Medical, Inc. (a)(b)	515,753	31,311,365
InMode Ltd. (a)(b)	746,778	14,263,460
Inogen, Inc. (a)	216,571	968,072
Integer Holdings Corp. (a)(b)	318,898	25,884,951
IRadimed Corp. (b)	70,794	2,884,148
iRhythm Technologies, Inc. (a)(b)	295,716	23,219,620
KORU Medical Systems, Inc. (a)(b)	311,991	708,220
Lantheus Holdings, Inc. (a)	656,058	42,381,347
LeMaitre Vascular, Inc. (b)	190,356	9,247,494
LivaNova PLC (a)	522,025	25,605,326
Merit Medical Systems, Inc. (a)	547,371	37,626,283
Nano-X Imaging Ltd. (a)(b)	463,721	2,341,791
Neogen Corp. (a)(b)	2,097,874	31,237,344
Nevro Corp. (a)	341,070	4,921,640
Omnicell, Inc. (a)(b)	432,664	15,376,879
OraSure Technologies, Inc. (a)	692,588	3,573,754
Orchestra BioMed Holdings, Inc. (a)(b)	140,926	660,943
Orthofix International NV (a)	337,567	3,726,740
OrthoPediatrics Corp. (a)(b)	160,862	3,934,685
Outset Medical, Inc. (a)(b)	476,676	1,687,433
Paragon 28, Inc. (a)(b)	422,740	3,648,246
PROCEPT BioRobotics Corp. (a)(b)	349,057	9,351,237
Pulmonx Corp. (a)(b)	353,176	3,104,417
Pulse Biosciences, Inc. (a)(b)	153,060	691,831
RxSight, Inc. (a)(b)	260,170	5,760,164
Sanara Medtech, Inc. (a)(b)	35,896	986,781
Semler Scientific, Inc. (a)	48,484	1,414,278
SI-BONE, Inc. (a)	333,828	5,678,414
Sight Sciences, Inc. (a)(b)	206,369	327,095
Silk Road Medical, Inc. (a)(b)	371,153	2,787,359
Staar Surgical Co. (a)(b)	468,630	19,598,107
SurModics, Inc. (a)	132,622	3,907,044
Tactile Systems Technology, Inc. (a)	223,687	2,442,662
Tela Bio, Inc. (a)(b)	155,603	908,722
TransMedics Group, Inc. (a)(b)	305,919	11,465,844
Treace Medical Concepts, Inc. (a)	435,390	4,366,962
UFP Technologies, Inc. (a)(b)	68,420	10,668,046
Utah Medical Products, Inc.	32,905	2,616,606
Varex Imaging Corp. (a)(b)	370,463	6,686,857
Vicarious Surgical, Inc. (a)(b)	634,860	261,880
Zimvie, Inc. (a)	245,554	1,733,611
Zynex, Inc. (a)(b)	190,408	1,690,823
		568,583,030
Health Care Providers & Services - 2.7%
23andMe Holding Co. Class A (a)(b)	2,519,210	2,134,023
Accolade, Inc. (a)(b)	654,772	4,256,018
AdaptHealth Corp. (a)(b)	925,210	6,781,789
Addus HomeCare Corp. (a)	151,303	11,937,807
Agiliti, Inc. (a)(b)	286,329	1,612,032
AirSculpt Technologies, Inc. (a)(b)	117,383	704,298
Alignment Healthcare, Inc. (a)	822,945	5,661,862
AMN Healthcare Services, Inc. (a)(b)	384,119	29,139,267
Apollo Medical Holdings, Inc. (a)(b)	413,868	12,916,820
Aveanna Healthcare Holdings, Inc. (a)	446,671	616,406
Brookdale Senior Living, Inc. (a)	1,794,222	7,015,408
Cano Health, Inc. (a)(b)	2,327,648	306,086
CareMax, Inc. Class A (a)(b)	714,733	1,429,466
Castle Biosciences, Inc. (a)(b)	240,435	3,755,595
Community Health Systems, Inc. (a)	1,214,005	2,597,971
Corvel Corp. (a)	84,274	16,344,100
Cross Country Healthcare, Inc. (a)(b)	333,569	7,725,458
DocGo, Inc. Class A (a)(b)	754,952	4,484,415
Enhabit Home Health & Hospice (a)(b)	483,404	3,562,687
Fulgent Genetics, Inc. (a)(b)	196,901	4,713,810
Guardant Health, Inc. (a)	1,087,547	28,145,716
HealthEquity, Inc. (a)(b)	810,610	58,104,525
Hims & Hers Health, Inc. (a)	1,176,639	7,036,301
InfuSystems Holdings, Inc. (a)(b)	168,185	1,611,212
Innovage Holding Corp. (a)(b)	168,969	917,502
Invitae Corp. (a)(b)	2,491,918	1,509,355
LifeStance Health Group, Inc. (a)(b)	1,022,468	5,960,988
Modivcare, Inc. (a)(b)	123,087	5,199,195
National Healthcare Corp.	120,862	8,141,264
National Research Corp. Class A	139,290	5,886,395
NeoGenomics, Inc. (a)	1,227,002	17,202,568
Opko Health, Inc. (a)(b)	3,866,796	4,833,495
Option Care Health, Inc. (a)	1,640,365	45,487,321
Owens & Minor, Inc. (a)	715,907	10,258,947
P3 Health Partners, Inc. Class A (a)(b)	393,438	562,616
Patterson Companies, Inc.	828,928	25,249,147
Pediatrix Medical Group, Inc. (a)	809,432	9,276,091
Pennant Group, Inc. (a)	274,832	2,987,424
PetIQ, Inc. Class A (a)(b)	263,117	4,938,706
Privia Health Group, Inc. (a)(b)	1,072,069	22,534,890
Progyny, Inc. (a)(b)	758,707	23,413,698
Quipt Home Medical Corp. (a)(b)	388,422	1,837,236
RadNet, Inc. (a)	572,630	15,438,105
Select Medical Holdings Corp.	1,003,350	22,806,146
Surgery Partners, Inc. (a)(b)	651,342	15,065,540
The Ensign Group, Inc.	525,080	50,722,728
The Joint Corp. (a)	138,507	1,081,740
U.S. Physical Therapy, Inc. (b)	141,083	11,866,491
Viemed Healthcare, Inc. (a)	325,244	2,052,290
		537,822,950
Health Care Technology - 0.5%
American Well Corp. (a)	2,360,029	2,761,234
Computer Programs & Systems, Inc. (a)	137,905	1,943,081
Definitive Healthcare Corp. (a)(b)	440,730	2,538,605
Evolent Health, Inc. (a)(b)	1,065,185	26,022,470
Health Catalyst, Inc. (a)	539,251	4,038,990
HealthStream, Inc.	235,901	5,991,885
MultiPlan Corp. Class A (a)(b)	3,780,931	6,389,773
Nextgen Healthcare, Inc. (a)	529,687	12,670,113
OptimizeRx Corp. (a)(b)	160,713	1,295,347
Phreesia, Inc. (a)	499,003	6,816,381
Schrodinger, Inc. (a)(b)	526,007	11,414,352
Sharecare, Inc. Class A (a)	2,970,405	3,118,925
Simulations Plus, Inc.	154,419	5,446,358
Veradigm, Inc. (a)(b)	1,042,145	13,745,893
		104,193,407
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)(b)	1,093,748	4,856,241
Akoya Biosciences, Inc. (a)(b)	226,244	791,854
BioLife Solutions, Inc. (a)(b)	336,429	3,397,933
Codexis, Inc. (a)	645,822	1,072,065
CryoPort, Inc. (a)(b)	389,614	3,779,256
Cytek Biosciences, Inc. (a)(b)	1,175,341	4,948,186
Harvard Bioscience, Inc. (a)(b)	375,226	1,647,242
MaxCyte, Inc. (a)(b)	845,066	2,501,395
Mesa Laboratories, Inc. (b)	49,649	4,658,566
Nanostring Technologies, Inc. (a)(b)	457,678	631,596
Nautilus Biotechnology, Inc. (a)(b)	448,156	1,147,279
OmniAb, Inc. (a)(b)	900,093	4,095,423
Pacific Biosciences of California, Inc. (a)(b)	2,426,735	14,997,222
Quanterix Corp. (a)	339,759	7,379,565
Quantum-Si, Inc. (a)(b)	981,676	1,178,011
Seer, Inc. (a)(b)	555,983	911,812
SomaLogic, Inc. Class A (a)(b)	1,454,423	3,243,363
		61,237,009
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	671,699	3,345,061
Amneal Pharmaceuticals, Inc. (a)	1,174,762	4,546,329
Amphastar Pharmaceuticals, Inc. (a)(b)	366,610	16,596,435
Amylyx Pharmaceuticals, Inc. (a)(b)	495,044	8,074,168
ANI Pharmaceuticals, Inc. (a)	140,125	8,651,318
Arvinas Holding Co. LLC (a)(b)	474,685	7,651,922
Assertio Holdings, Inc. (a)(b)	852,702	1,833,309
Atea Pharmaceuticals, Inc. (a)	736,260	2,392,845
Axsome Therapeutics, Inc. (a)(b)	339,379	21,136,524
Biote Corp. Class A (a)(b)	132,100	704,093
Bright Green Corp. (a)(b)	522,485	190,289
Cara Therapeutics, Inc. (a)	451,680	582,667
Cassava Sciences, Inc. (a)(b)	383,105	7,719,566
Citius Pharmaceuticals, Inc. (a)(b)	1,164,894	876,699
Collegium Pharmaceutical, Inc. (a)(b)	333,180	7,249,997
Corcept Therapeutics, Inc. (a)(b)	773,275	21,713,562
CorMedix, Inc. (a)(b)	511,212	1,779,018
CymaBay Therapeutics, Inc. (a)(b)	945,090	15,480,574
Edgewise Therapeutics, Inc. (a)(b)	412,847	2,642,221
Enliven Therapeutics, Inc. (a)(b)	225,992	2,800,041
Evolus, Inc. (a)	401,190	3,049,044
Eyenovia, Inc. (a)(b)	269,360	350,168
Eyepoint Pharmaceuticals, Inc. (a)(b)	251,604	1,514,656
Harmony Biosciences Holdings, Inc. (a)	320,505	7,544,688
Harrow, Inc. (a)(b)	282,141	4,044,491
Ikena Oncology, Inc. (a)(b)	241,174	971,931
Innoviva, Inc. (a)(b)	569,139	7,063,015
Intra-Cellular Therapies, Inc. (a)	903,390	44,952,686
Ligand Pharmaceuticals, Inc. Class B (a)(b)	160,120	8,372,675
Liquidia Corp. (a)(b)	458,275	2,983,370
Longboard Pharmaceuticals, Inc. (a)(b)	143,517	777,145
Marinus Pharmaceuticals, Inc. (a)(b)	491,650	3,412,051
NGM Biopharmaceuticals, Inc. (a)	400,821	340,658
Novartis AG rights (a)(c)	526,013	6
Nuvation Bio, Inc. (a)	1,378,643	1,328,460
Ocular Therapeutix, Inc. (a)(b)	761,683	2,170,797
Omeros Corp. (a)(b)	575,748	685,140
OptiNose, Inc. (a)(b)	674,959	762,704
Pacira Biosciences, Inc. (a)(b)	439,498	12,420,213
Phathom Pharmaceuticals, Inc. (a)(b)	297,138	2,763,383
Phibro Animal Health Corp. Class A	198,360	2,166,091
Pliant Therapeutics, Inc. (a)(b)	543,937	7,979,556
Prestige Brands Holdings, Inc. (a)	480,025	28,494,284
Rain Oncology, Inc. (a)(b)	143,643	153,698
Revance Therapeutics, Inc. (a)(b)	804,844	6,350,219
Scilex Holding Co.	528,042	938,067
scPharmaceuticals, Inc. (a)(b)	277,669	1,485,529
SIGA Technologies, Inc. (b)	443,249	2,260,570
Supernus Pharmaceuticals, Inc. (a)	473,748	11,298,890
Taro Pharmaceutical Industries Ltd. (a)	78,014	2,649,355
Tarsus Pharmaceuticals, Inc. (a)(b)	228,767	3,257,642
Terns Pharmaceuticals, Inc. (a)(b)	416,112	2,188,749
Theravance Biopharma, Inc. (a)(b)	544,682	5,141,798
Theseus Pharmaceuticals, Inc. (a)(b)	187,722	431,761
Third Harmonics Bio, Inc. (a)(b)	188,024	1,203,354
Trevi Therapeutics, Inc. (a)(b)	372,933	663,821
Ventyx Biosciences, Inc. (a)(b)	451,001	6,503,434
Verrica Pharmaceuticals, Inc. (a)(b)	201,145	740,214
WAVE Life Sciences (a)(b)	575,278	3,094,996
Xeris Biopharma Holdings, Inc. (a)(b)	1,284,382	2,350,419
Zevra Therapeutics, Inc. (a)(b)	325,798	1,459,575
		332,285,941
TOTAL HEALTH CARE		2,890,795,122
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.9%
AAR Corp. (a)	331,787	19,694,876
AeroVironment, Inc. (a)	251,067	28,787,342
AerSale Corp. (a)(b)	248,758	3,803,510
Archer Aviation, Inc. Class A (a)(b)	1,472,983	6,996,669
Astronics Corp. (a)	250,300	3,837,099
Cadre Holdings, Inc.	188,072	5,275,420
Ducommun, Inc. (a)	125,478	6,002,868
Eve Holding, Inc. (a)(b)	174,452	1,308,390
Kaman Corp.	271,744	5,057,156
Kratos Defense & Security Solutions, Inc. (a)(b)	1,207,341	20,585,164
Leonardo DRS, Inc. (a)(b)	490,560	9,354,979
Moog, Inc. Class A	273,627	31,754,413
National Presto Industries, Inc.	50,323	3,761,644
Park Aerospace Corp.	180,514	2,649,946
Redwire Corp. (a)(b)	75,033	201,088
Rocket Lab U.S.A., Inc. Class A (a)(b)	2,690,838	11,382,245
Terran Orbital Corp. Class A (a)(b)	807,466	645,085
Triumph Group, Inc. (a)	619,706	4,623,007
V2X, Inc. (a)(b)	110,849	5,661,058
Virgin Galactic Holdings, Inc. (a)(b)	2,434,487	3,603,041
		174,985,000
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	542,792	10,622,439
Forward Air Corp.	252,276	16,249,097
Hub Group, Inc. Class A (a)	302,548	20,800,175
Radiant Logistics, Inc. (a)	349,754	2,049,558
		49,721,269
Building Products - 1.8%
AAON, Inc. (b)	653,567	35,606,330
American Woodmark Corp. (a)	157,966	10,620,054
Apogee Enterprises, Inc.	213,694	9,171,746
AZZ, Inc.	239,189	11,306,464
CSW Industrials, Inc.	148,499	26,322,933
Gibraltar Industries, Inc. (a)	294,793	17,941,102
Griffon Corp.	421,429	16,831,874
Insteel Industries, Inc.	182,091	5,082,160
Janus International Group, Inc. (a)	822,707	7,700,538
Jeld-Wen Holding, Inc. (a)	818,124	9,269,345
Masonite International Corp. (a)	213,829	16,922,427
MasterBrand, Inc.	1,250,156	13,889,233
PGT Innovations, Inc. (a)	547,153	16,381,761
Quanex Building Products Corp.	320,798	8,613,426
Resideo Technologies, Inc. (a)	1,410,637	20,426,024
Simpson Manufacturing Co. Ltd.	413,974	55,133,057
UFP Industries, Inc.	578,769	55,081,446
Zurn Elkay Water Solutions Cor (b)	1,424,037	37,680,019
		373,979,939
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	638,763	25,128,936
ACCO Brands Corp.	886,552	4,485,953
ACV Auctions, Inc. Class A (a)(b)	1,225,793	16,339,821
Aris Water Solution, Inc. Class A (b)	294,262	2,457,088
BrightView Holdings, Inc. (a)(b)	398,172	2,683,679
Casella Waste Systems, Inc. Class A (a)(b)	543,632	41,017,034
CECO Environmental Corp. (a)(b)	296,389	4,795,574
Cimpress PLC (a)	171,163	10,213,296
CompX International, Inc. Class A (b)	15,499	291,691
CoreCivic, Inc. (a)	1,093,922	13,892,809
Deluxe Corp.	421,660	7,189,303
Ennis, Inc.	249,950	5,338,932
Enviri Corp. (a)	755,614	4,337,224
Healthcare Services Group, Inc.	716,699	6,808,641
HNI Corp.	446,013	15,472,191
Interface, Inc.	553,034	4,916,472
LanzaTech Global, Inc. (a)(b)	199,129	700,934
Li-Cycle Holdings Corp. (a)(b)	1,330,872	1,783,368
Liquidity Services, Inc. (a)	225,162	4,338,872
Matthews International Corp. Class A	286,917	10,168,338
Millerknoll, Inc.	732,943	17,224,161
Montrose Environmental Group, Inc. (a)(b)	269,872	6,239,441
NL Industries, Inc.	76,796	382,444
OpenLane, Inc. (a)(b)	1,032,563	13,867,321
Performant Financial Corp. (a)(b)	618,915	1,442,072
Pitney Bowes, Inc.	1,687,314	5,450,024
Quad/Graphics, Inc. (a)(b)	303,407	1,483,660
SP Plus Corp. (a)	187,546	9,476,699
Steelcase, Inc. Class A	893,787	9,751,216
The Brink's Co.	444,039	29,688,448
The GEO Group, Inc. (a)	1,158,074	10,121,567
UniFirst Corp.	144,557	23,769,508
Viad Corp. (a)	195,564	4,738,516
VSE Corp.	123,829	6,662,000
		322,657,233
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)(b)	310,510	8,119,837
API Group Corp. (a)(b)	2,016,996	52,179,687
Arcosa, Inc.	469,553	32,432,026
Argan, Inc.	123,107	5,630,914
Bowman Consulting Group Ltd. (a)(b)	101,440	2,695,261
Comfort Systems U.S.A., Inc.	341,179	62,043,401
Concrete Pumping Holdings, Inc. (a)	246,858	1,735,412
Construction Partners, Inc. Class A (a)	387,771	14,909,795
Dycom Industries, Inc. (a)	276,427	23,546,052
Eneti, Inc.	236,745	2,402,962
Fluor Corp. (a)	1,376,803	45,833,772
Granite Construction, Inc. (b)	425,996	17,244,318
Great Lakes Dredge & Dock Corp. (a)	629,048	4,780,765
IES Holdings, Inc. (a)	79,149	4,925,442
INNOVATE Corp. (a)(b)	515,028	628,334
Limbach Holdings, Inc. (a)(b)	89,097	2,655,091
MYR Group, Inc. (a)	158,362	18,343,070
Northwest Pipe Co. (a)(b)	94,745	2,582,749
Primoris Services Corp.	510,488	15,345,269
Southland Holdings, Inc. (a)(b)	36,743	231,481
Sterling Construction Co., Inc. (a)	288,582	21,023,199
Tutor Perini Corp. (a)	406,813	2,933,122
		342,221,959
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	547,270	941,304
Allient, Inc.	125,306	3,458,446
Amprius Technologies, Inc. (a)(b)	52,263	152,085
Array Technologies, Inc. (a)(b)	1,460,389	25,308,541
Atkore, Inc. (a)	372,544	46,299,768
Babcock & Wilcox Enterprises, Inc. (a)	568,114	1,494,140
Blink Charging Co. (a)(b)	541,714	1,289,279
Bloom Energy Corp. Class A (a)(b)	1,856,024	19,302,650
Dragonfly Energy Holdings Corp. (a)(b)	267,790	220,686
Encore Wire Corp. (b)	154,514	27,631,739
Energy Vault Holdings, Inc. Class A (a)(b)	951,533	1,912,581
EnerSys	397,186	33,991,178
Enovix Corp. (a)(b)	1,319,981	11,761,031
Eos Energy Enterprises, Inc. (a)(b)	1,031,270	1,815,035
ESS Tech, Inc. Class A (a)(b)	879,916	1,055,899
Fluence Energy, Inc. (a)(b)	380,124	6,583,748
FTC Solar, Inc. (a)(b)	614,652	657,678
FuelCell Energy, Inc. (a)(b)	3,933,777	4,287,817
GrafTech International Ltd. (b)	1,864,544	6,432,677
LSI Industries, Inc.	254,321	3,784,296
Nextracker, Inc. Class A (b)	479,228	16,657,965
NuScale Power Corp. (a)(b)	523,143	1,768,223
Powell Industries, Inc.	88,775	6,804,604
Preformed Line Products Co.	24,126	3,265,454
SES AI Corp. Class A (a)(b)	1,207,961	2,186,409
Shoals Technologies Group, Inc. (a)(b)	1,653,979	25,405,117
SKYX Platforms Corp. (a)(b)	619,202	984,531
Stem, Inc. (a)(b)	1,379,256	4,661,885
SunPower Corp. (a)(b)	841,594	3,593,606
Thermon Group Holdings, Inc. (a)	323,002	8,620,923
TPI Composites, Inc. (a)(b)	398,171	919,775
Vicor Corp. (a)(b)	213,907	8,286,757
		281,535,827
Ground Transportation - 0.5%
ArcBest Corp.	232,705	25,336,920
Covenant Transport Group, Inc. Class A (b)	80,634	3,183,833
Daseke, Inc. (a)(b)	386,314	1,715,234
FTAI Infrastructure LLC	947,327	2,898,821
Heartland Express, Inc.	450,433	5,252,049
Marten Transport Ltd. (b)	561,695	9,874,598
P.A.M. Transportation Services, Inc. (a)	55,878	965,013
RXO, Inc. (b)	1,119,767	19,607,120
TuSimple Holdings, Inc. (a)(b)	1,611,689	1,724,507
Universal Logistics Holdings, Inc.	65,158	1,458,236
Werner Enterprises, Inc. (b)	608,715	22,108,529
		94,124,860
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	250,351	3,559,991
Machinery - 3.5%
3D Systems Corp. (a)(b)	1,282,744	4,784,635
Alamo Group, Inc.	97,324	15,601,037
Albany International Corp. Class A	301,010	24,565,426
Astec Industries, Inc.	220,766	8,839,471
Barnes Group, Inc.	469,662	9,764,273
Blue Bird Corp. (a)	168,668	3,071,444
Chart Industries, Inc. (a)(b)	414,639	48,193,491
Columbus McKinnon Corp. (NY Shares)	270,766	8,277,317
Commercial Vehicle Group, Inc. (a)	307,006	2,139,832
Desktop Metal, Inc. (a)(b)	2,683,130	2,324,664
Douglas Dynamics, Inc.	219,217	5,322,589
Energy Recovery, Inc. (a)(b)	537,474	8,169,605
Enerpac Tool Group Corp. Class A	544,579	15,411,586
EnPro Industries, Inc.	202,147	22,450,446
ESCO Technologies, Inc.	246,707	23,984,855
Federal Signal Corp.	576,994	33,488,732
Franklin Electric Co., Inc.	445,279	38,614,595
Gencor Industries, Inc. (a)(b)	94,683	1,344,499
Gorman-Rupp Co.	220,942	6,528,836
Helios Technologies, Inc.	316,338	16,361,001
Hillenbrand, Inc.	666,326	25,340,378
Hillman Solutions Corp. Class A (a)	1,886,694	12,376,713
Hyliion Holdings Corp. Class A (a)(b)	1,431,664	853,701
Hyster-Yale Materials Handling, Inc. Class A	105,174	4,208,012
John Bean Technologies Corp.	308,617	32,102,340
Kadant, Inc. (b)	112,611	24,774,420
Kennametal, Inc.	776,610	17,947,457
Lindsay Corp.	106,909	13,355,072
Luxfer Holdings PLC sponsored	267,622	2,213,234
Manitowoc Co., Inc. (a)	335,615	4,295,872
Mayville Engineering Co., Inc. (a)(b)	109,182	1,320,010
Microvast Holdings, Inc. (a)(b)	1,018,050	1,252,202
Miller Industries, Inc.	106,199	3,862,458
Mueller Industries, Inc. (b)	1,080,655	40,751,500
Mueller Water Products, Inc. Class A	1,494,178	18,482,982
Nikola Corp. (a)(b)	5,996,020	6,475,702
Omega Flex, Inc. (b)	31,592	2,308,427
Park-Ohio Holdings Corp.	80,679	1,829,800
Proto Labs, Inc. (a)	252,707	5,966,412
REV Group, Inc.	307,593	4,380,124
Shyft Group, Inc. (The)	350,540	3,848,929
SPX Technologies, Inc. (a)	425,337	34,078,000
Standex International Corp.	113,823	16,341,568
Tennant Co.	178,187	13,225,039
Terex Corp.	648,133	29,684,491
The Greenbrier Companies, Inc.	294,272	10,178,868
Titan International, Inc. (a)	508,045	5,771,391
Trinity Industries, Inc.	781,728	16,283,394
Velo3D, Inc. (a)(b)	861,863	1,137,659
Wabash National Corp.	458,239	9,480,965
Watts Water Technologies, Inc. Class A (b)	263,416	45,573,602
		708,939,056
Marine Transportation - 0.3%
Costamare, Inc.	466,815	4,215,339
Eagle Bulk Shipping, Inc.	89,901	3,667,961
Genco Shipping & Trading Ltd. (b)	408,936	5,385,687
Golden Ocean Group Ltd. (b)	1,187,000	8,605,750
Himalaya Shipping Ltd. (b)	92,061	417,957
Matson, Inc.	343,190	29,874,690
Pangaea Logistics Solutions Ltd. (b)	347,166	2,010,091
Safe Bulkers, Inc.	645,447	2,026,704
		56,204,179
Passenger Airlines - 0.4%
Allegiant Travel Co.	151,955	10,123,242
Blade Air Mobility, Inc. (a)(b)	579,125	1,233,536
Frontier Group Holdings, Inc. (a)(b)	364,319	1,235,041
Hawaiian Holdings, Inc. (a)(b)	537,535	2,263,022
JetBlue Airways Corp. (a)(b)	3,162,014	11,889,173
Joby Aviation, Inc. (a)(b)	2,688,897	14,170,487
SkyWest, Inc. (a)	422,326	17,809,487
Spirit Airlines, Inc. (b)	1,054,377	12,104,248
Sun Country Airlines Holdings, Inc. (a)(b)	363,569	4,733,668
		75,561,904
Professional Services - 2.6%
Alight, Inc. Class A (a)	3,828,784	25,423,126
ASGN, Inc. (a)	467,174	38,990,342
Asure Software, Inc. (a)(b)	183,093	1,548,967
Barrett Business Services, Inc.	64,500	5,899,170
BlackSky Technology, Inc. Class A (a)(b)	1,152,022	1,370,906
CBIZ, Inc. (a)(b)	460,710	23,938,492
Conduent, Inc. (a)	1,654,154	5,276,751
CRA International, Inc.	65,777	6,387,604
CSG Systems International, Inc. (b)	304,122	14,251,157
ExlService Holdings, Inc. (a)	1,561,156	40,761,783
Exponent, Inc.	488,072	35,770,797
First Advantage Corp. (b)	529,520	6,889,055
FiscalNote Holdings, Inc. Class A (a)(b)	593,121	788,851
Forrester Research, Inc. (a)	114,314	2,652,085
Franklin Covey Co. (a)	113,024	4,454,276
Heidrick & Struggles International, Inc.	192,169	4,677,393
Hirequest, Inc. (b)	51,323	782,163
HireRight Holdings Corp. (a)(b)	142,733	1,314,571
Huron Consulting Group, Inc. (a)	183,758	18,258,195
IBEX Ltd. (a)	105,480	1,721,434
ICF International, Inc. (b)	180,355	22,856,389
Innodata, Inc. (a)(b)	244,288	1,832,160
Insperity, Inc.	351,272	37,178,628
Kelly Services, Inc. Class A (non-vtg.)	306,889	5,477,969
Kforce, Inc. (b)	187,626	11,452,691
Korn Ferry (b)	502,138	22,857,322
LegalZoom.com, Inc. (a)(b)	1,004,544	10,015,304
Maximus, Inc.	585,400	43,741,088
MISTRAS Group, Inc. (a)(b)	196,564	1,075,205
NV5 Global, Inc. (a)	132,702	12,520,434
Parsons Corp. (a)(b)	395,788	22,381,811
Planet Labs PBC Class A (a)(b)	1,626,931	3,514,171
Resources Connection, Inc.	316,699	4,265,936
Skillsoft Corp. (a)(b)	42,680	802,384
Sterling Check Corp. (a)(b)	305,188	3,412,002
TriNet Group, Inc. (a)(b)	362,486	37,245,437
TrueBlue, Inc. (a)	292,684	3,240,012
Ttec Holdings, Inc.	201,773	4,152,488
Upwork, Inc. (a)	1,193,214	12,469,086
Verra Mobility Corp. (a)(b)	1,342,399	26,539,228
Willdan Group, Inc. (a)	116,796	2,060,281
		530,247,144
Trading Companies & Distributors - 2.1%
Alta Equipment Group, Inc.	223,812	2,056,832
Applied Industrial Technologies, Inc.	371,810	57,076,553
Beacon Roofing Supply, Inc. (a)	519,337	36,961,214
BlueLinx Corp. (a)	84,247	5,990,804
Boise Cascade Co. (b)	382,522	35,861,438
Custom Truck One Source, Inc. Class A (a)(b)	554,699	3,200,613
Distribution Solutions Group I (a)(b)	88,486	2,667,853
DXP Enterprises, Inc. (a)	136,323	4,444,130
EVI Industries, Inc. (b)	45,543	1,171,821
FTAI Aviation Ltd.	958,340	36,043,167
GATX Corp.	342,529	35,821,683
Global Industrial Co.	126,190	4,031,771
GMS, Inc. (a)	394,774	23,086,384
H&E Equipment Services, Inc.	310,627	12,648,731
Herc Holdings, Inc.	272,671	29,118,536
Hudson Technologies, Inc. (a)	424,394	5,466,195
Karat Packaging, Inc.	56,559	1,166,812
McGrath RentCorp.	237,818	23,924,491
MRC Global, Inc. (a)	808,323	8,495,475
NOW, Inc. (a)	1,027,581	11,323,943
Rush Enterprises, Inc.:
Class A	693,174	24,663,131
Class B	3,562	144,047
Textainer Group Holdings Ltd. (b)	402,505	19,771,046
Titan Machinery, Inc. (a)	198,723	4,936,279
Transcat, Inc. (a)	71,263	6,415,095
Veritiv Corp.	126,219	21,382,761
Willis Lease Finance Corp. (a)(b)	28,456	1,271,414
Xometry, Inc. (a)(b)	327,800	4,769,490
		423,911,709
TOTAL INDUSTRIALS		3,437,650,070
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (b)	755,136	4,961,244
Aviat Networks, Inc. (a)	107,507	2,870,437
Calix, Inc. (a)	569,422	18,859,257
Cambium Networks Corp. (a)	119,374	594,483
Clearfield, Inc. (a)(b)	133,732	3,212,243
CommScope Holding Co., Inc. (a)	2,000,703	2,961,040
Comtech Telecommunications Corp.	263,400	3,213,480
Digi International, Inc. (a)(b)	339,298	8,543,524
DZS, Inc. (a)	204,058	259,154
Extreme Networks, Inc. (a)	1,217,037	25,095,303
Harmonic, Inc. (a)(b)	1,063,471	11,474,852
Infinera Corp. (a)(b)	1,919,844	5,625,143
KVH Industries, Inc. (a)(b)	177,300	829,764
NETGEAR, Inc. (a)	273,114	3,452,161
NetScout Systems, Inc. (a)	657,119	14,344,908
Ribbon Communications, Inc. (a)(b)	851,449	1,600,724
Viavi Solutions, Inc. (a)(b)	2,125,945	16,539,852
		124,437,569
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)(b)	213,174	1,264,122
Advanced Energy Industries, Inc.	362,792	31,657,230
Aeva Technologies, Inc. (a)(b)	732,530	364,800
Akoustis Technologies, Inc. (a)(b)	645,128	327,080
Arlo Technologies, Inc. (a)	845,027	7,174,279
Badger Meter, Inc.	283,561	39,287,377
Bel Fuse, Inc. Class B (non-vtg.)	101,415	5,494,665
Belden, Inc.	409,442	29,029,438
Benchmark Electronics, Inc.	341,733	8,273,356
Climb Global Solutions, Inc.	40,042	1,781,068
CTS Corp. (b)	302,615	11,320,827
Daktronics, Inc. (a)	365,249	3,513,695
ePlus, Inc. (a)	256,865	16,054,063
Evolv Technologies Holdings, Inc. (a)(b)	1,088,384	4,625,632
Fabrinet (a)	354,943	55,016,165
FARO Technologies, Inc. (a)	182,643	2,350,615
Insight Enterprises, Inc. (a)(b)	276,067	39,560,401
Iteris, Inc. (a)	399,964	1,767,841
Itron, Inc. (a)	438,262	25,103,647
Kimball Electronics, Inc. (a)	232,022	6,078,976
Knowles Corp. (a)	862,842	11,208,318
Lightwave Logic, Inc. (a)(b)	1,105,292	5,006,973
Luna Innovations, Inc. (a)(b)	311,276	1,768,048
Methode Electronics, Inc. Class A	340,700	7,791,809
MicroVision, Inc. (a)(b)	1,715,610	3,242,503
Mirion Technologies, Inc. Class A (a)(b)	1,928,863	13,367,021
Napco Security Technologies, Inc.	305,554	5,613,027
nLIGHT, Inc. (a)	425,139	3,541,408
Novanta, Inc. (a)(b)	345,986	45,690,911
OSI Systems, Inc. (a)	152,683	15,920,256
Par Technology Corp. (a)(b)	257,025	7,502,560
PC Connection, Inc.	110,841	5,938,861
Plexus Corp. (a)	264,334	25,989,319
Presto Automation, Inc. (a)	35,432	47,479
Richardson Electronics Ltd.	118,809	1,362,739
Rogers Corp. (a)	166,848	20,503,951
Sanmina Corp. (a)	555,693	28,268,103
ScanSource, Inc. (a)	238,931	7,263,502
Smartrent, Inc. (a)(b)	1,780,545	4,291,113
TTM Technologies, Inc. (a)	982,680	11,290,993
Vishay Intertechnology, Inc. (b)	1,241,439	27,609,603
Vishay Precision Group, Inc. (a)	119,867	3,586,421
Vuzix Corp. (a)(b)	572,496	1,860,612
		548,710,807
IT Services - 0.5%
BigBear.ai Holdings, Inc. (a)(b)	273,651	347,537
BigCommerce Holdings, Inc. (a)(b)	645,293	5,736,655
Brightcove, Inc. (a)	407,353	1,254,647
Digitalocean Holdings, Inc. (a)(b)	611,543	12,512,170
Fastly, Inc. Class A (a)(b)	1,143,369	16,773,223
Grid Dynamics Holdings, Inc. (a)(b)	538,388	5,459,254
Hackett Group, Inc.	243,526	5,428,195
Information Services Group, Inc. (b)	341,745	1,387,485
Perficient, Inc. (a)(b)	331,270	19,276,601
Rackspace Technology, Inc. (a)(b)	624,646	762,068
Squarespace, Inc. Class A (a)	430,064	12,218,118
Thoughtworks Holding, Inc. (a)(b)	892,080	3,024,151
Tucows, Inc. (a)(b)	94,996	1,604,482
Unisys Corp. (a)	644,200	1,790,876
		87,575,462
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (a)(b)	464,324	6,314,806
AEHR Test Systems (a)(b)	249,772	5,884,628
Alpha & Omega Semiconductor Ltd. (a)(b)	223,017	5,289,963
Ambarella, Inc. (a)	365,159	16,428,503
Amkor Technology, Inc.	986,725	20,583,084
Atomera, Inc. (a)(b)	206,018	1,318,515
Axcelis Technologies, Inc. (a)(b)	314,373	40,082,558
CEVA, Inc. (a)	223,676	3,840,517
Cohu, Inc. (a)	449,866	13,558,961
Credo Technology Group Holding Ltd. (a)(b)	942,041	13,395,823
Diodes, Inc. (a)	434,901	28,303,357
FormFactor, Inc. (a)(b)	743,312	25,183,411
Ichor Holdings Ltd. (a)(b)	274,178	6,651,558
Impinj, Inc. (a)(b)	221,517	14,312,213
indie Semiconductor, Inc. (a)(b)	1,331,960	6,513,284
Intest Corp. (a)(b)	105,336	1,361,994
Kulicke & Soffa Industries, Inc.	534,562	22,243,125
MACOM Technology Solutions Holdings, Inc. (a)(b)	524,531	37,000,417
Maxeon Solar Technologies Ltd. (a)(b)	280,678	1,751,431
MaxLinear, Inc. Class A (a)	720,306	10,948,651
Navitas Semiconductor Corp. (a)(b)	1,055,466	5,530,642
NVE Corp.	46,365	3,152,820
Onto Innovation, Inc. (a)	472,209	53,062,125
PDF Solutions, Inc. (a)	296,163	7,857,204
Photronics, Inc. (a)	589,036	10,814,701
Power Integrations, Inc. (b)	546,841	37,912,487
Rambus, Inc. (a)	1,051,853	57,147,173
Semtech Corp. (a)(b)	614,879	8,583,711
Silicon Laboratories, Inc. (a)	306,081	28,214,547
SiTime Corp. (a)(b)	165,737	16,540,553
SkyWater Technology, Inc. (a)(b)	167,519	825,869
SMART Global Holdings, Inc. (a)(b)	464,479	6,363,362
Synaptics, Inc. (a)	380,017	31,792,222
Transphorm, Inc. (a)(b)	240,030	626,478
Ultra Clean Holdings, Inc. (a)	428,146	10,215,564
Veeco Instruments, Inc. (a)(b)	490,776	11,749,177
		571,355,434
Software - 5.5%
8x8, Inc. (a)(b)	1,121,879	2,670,072
A10 Networks, Inc.	686,369	7,460,831
ACI Worldwide, Inc. (a)	1,045,336	21,293,494
Adeia, Inc. (b)	1,034,028	8,716,856
Agilysys, Inc. (a)(b)	193,539	16,603,711
Alarm.com Holdings, Inc. (a)	461,739	23,608,715
Alkami Technology, Inc. (a)(b)	383,082	6,876,322
Altair Engineering, Inc. Class A (a)(b)	517,929	32,173,749
American Software, Inc. Class A	316,522	3,472,246
Amplitude, Inc. (a)(b)	655,244	6,526,230
AppFolio, Inc. (a)	185,255	34,748,280
Appian Corp. Class A (a)(b)	396,127	15,631,171
Applied Digital Corp. (a)(b)	666,142	3,250,773
Asana, Inc. (a)(b)	766,565	14,158,456
Aurora Innovation, Inc. (a)(b)	3,215,865	5,627,764
AvePoint, Inc. (a)(b)	1,483,549	11,111,782
Bit Digital, Inc. (a)(b)	698,681	1,467,230
Blackbaud, Inc. (a)	419,255	27,419,277
BlackLine, Inc. (a)(b)	542,446	26,634,099
Box, Inc. Class A (a)	1,358,581	33,774,324
Braze, Inc. (a)	505,517	21,524,914
C3.ai, Inc. (a)(b)	583,337	14,233,423
Cerence, Inc. (a)(b)	386,776	5,921,541
Cipher Mining, Inc. (a)(b)	402,240	1,339,459
Cleanspark, Inc. (a)(b)	1,067,466	4,376,611
Clear Secure, Inc.	805,622	13,550,562
CommVault Systems, Inc. (a)	424,958	27,771,005
Consensus Cloud Solutions, Inc. (a)(b)	187,157	4,040,720
CoreCard Corp. (a)	69,476	1,484,702
Couchbase, Inc. (a)(b)	328,167	5,106,279
CS Disco, Inc. (a)(b)	221,253	1,241,229
CXApp, Inc. Class A (a)(b)	18,342	22,561
Digimarc Corp. (a)(b)	137,663	3,570,978
Digital Turbine, Inc. (a)(b)	923,270	4,376,300
Domo, Inc. Class B (a)(b)	304,793	2,487,111
E2open Parent Holdings, Inc. (a)(b)	1,633,229	4,720,032
Ebix, Inc. (b)	253,324	1,542,743
eGain Communications Corp. (a)	205,097	1,234,684
Enfusion, Inc. Class A (a)(b)	365,448	3,033,218
EngageSmart, Inc. (a)	471,132	10,671,140
Envestnet, Inc. (a)(b)	482,517	17,853,129
Everbridge, Inc. (a)	392,166	8,082,541
EverCommerce, Inc. (a)	226,703	2,171,815
Expensify, Inc. (a)	532,048	1,420,568
Freshworks, Inc. (a)	1,562,715	28,035,107
Instructure Holdings, Inc. (a)(b)	191,228	4,709,946
Intapp, Inc. (a)(b)	212,996	7,284,463
InterDigital, Inc. (b)	257,659	19,388,840
Jamf Holding Corp. (a)(b)	674,747	10,836,437
Kaltura, Inc. (a)(b)	756,280	1,300,802
LivePerson, Inc. (a)	688,498	1,817,635
Liveramp Holdings, Inc. (a)	634,581	17,552,510
Livevox Holdings, Inc. (a)(b)	220,470	795,897
Marathon Digital Holdings, Inc. (a)(b)	1,649,456	14,531,707
Matterport, Inc. (a)(b)	2,414,372	4,925,319
MeridianLink, Inc. (a)(b)	253,517	4,162,749
MicroStrategy, Inc. Class A (a)(b)	106,501	45,091,458
Mitek Systems, Inc. (a)(b)	414,361	4,425,375
Model N, Inc. (a)(b)	360,050	8,677,205
N-able, Inc. (a)	673,870	8,733,355
Nextnav, Inc. (a)(b)	531,928	2,478,784
Olo, Inc. (a)	999,371	5,106,786
ON24, Inc. (b)	314,244	1,932,601
Onespan, Inc. (a)(b)	386,426	3,052,765
Pagerduty, Inc. (a)(b)	855,596	17,257,371
PowerSchool Holdings, Inc. (a)(b)	542,315	10,802,915
Progress Software Corp.	419,264	21,541,784
PROS Holdings, Inc. (a)(b)	430,563	13,412,037
Q2 Holdings, Inc. (a)	548,514	16,471,875
Qualys, Inc. (a)	358,556	54,841,140
Rapid7, Inc. (a)(b)	579,450	26,938,631
Red Violet, Inc. (a)(b)	103,324	2,044,782
Rimini Street, Inc. (a)(b)	510,886	1,108,623
Riot Platforms, Inc. (a)(b)	1,644,607	16,084,256
Sapiens International Corp. NV	296,739	7,566,845
Semrush Holdings, Inc. (a)(b)	305,625	2,469,450
SolarWinds, Inc. (a)	485,545	4,471,869
SoundHound AI, Inc. (a)(b)	1,333,628	2,120,469
SoundThinking, Inc. (a)(b)	91,291	1,377,581
Sprinklr, Inc. (a)	995,954	13,535,015
Sprout Social, Inc. (a)(b)	461,097	19,956,278
SPS Commerce, Inc. (a)	353,870	56,739,516
Tenable Holdings, Inc. (a)	1,101,255	46,373,848
TeraWulf, Inc. (a)(b)	1,294,670	1,437,084
Varonis Systems, Inc. (a)(b)	1,048,447	35,269,757
Verint Systems, Inc. (a)	600,731	11,299,750
Veritone, Inc. (a)(b)	252,053	632,653
Viant Technology, Inc. (a)	135,199	728,723
Weave Communications, Inc. (a)	319,391	2,286,840
Workiva, Inc. (a)(b)	470,279	40,956,598
Xperi, Inc.	413,700	3,512,313
Yext, Inc. (a)(b)	1,034,075	6,235,472
Zeta Global Holdings Corp. (a)(b)	1,327,271	10,352,714
Zuora, Inc. (a)(b)	1,251,675	9,274,912
		1,116,943,489
Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology, Inc. (a)	326,255	8,815,410
CompoSecure, Inc. (a)(b)	149,683	902,588
Corsair Gaming, Inc. (a)(b)	354,512	4,534,208
CPI Card Group (a)(b)	41,034	679,113
Eastman Kodak Co. (a)(b)	553,666	2,059,638
Immersion Corp.	304,363	1,944,880
Intevac, Inc. (a)(b)	226,239	726,227
IonQ, Inc. (a)(b)	1,550,776	14,949,481
Super Micro Computer, Inc. (a)(b)	447,199	107,090,728
Turtle Beach Corp. (a)	148,220	1,222,815
Xerox Holdings Corp. (b)	1,106,698	14,210,002
		157,135,090
TOTAL INFORMATION TECHNOLOGY		2,606,157,851
MATERIALS - 4.5%
Chemicals - 1.9%
AdvanSix, Inc.	255,651	7,043,185
American Vanguard Corp.	258,545	2,419,981
Aspen Aerogels, Inc. (a)(b)	493,752	3,811,765
Avient Corp.	870,131	27,513,542
Balchem Corp.	307,840	35,783,322
Cabot Corp.	533,823	35,488,553
Chase Corp.	71,977	9,145,398
Core Molding Technologies, Inc. (a)(b)	75,131	1,921,851
Danimer Scientific, Inc. (a)(b)	843,864	1,206,726
Ecovyst, Inc. (a)(b)	912,070	8,391,044
FutureFuel Corp.	252,805	1,655,873
H.B. Fuller Co.	520,438	34,426,974
Hawkins, Inc.	187,097	10,744,981
Ingevity Corp. (a)	351,959	14,176,909
Innospec, Inc.	240,693	23,587,914
Intrepid Potash, Inc. (a)(b)	102,282	2,034,389
Koppers Holdings, Inc.	193,416	7,073,223
Kronos Worldwide, Inc. (b)	221,023	1,525,059
Livent Corp. (a)(b)	1,748,842	25,515,605
LSB Industries, Inc. (a)(b)	532,587	4,851,868
Mativ, Inc. (b)	526,698	6,899,744
Minerals Technologies, Inc.	312,893	16,914,996
Origin Materials, Inc. Class A (a)(b)	1,123,942	1,111,017
Orion SA	539,221	10,946,186
Perimeter Solutions SA (a)(b)	1,490,724	4,770,317
PureCycle Technologies, Inc. (a)(b)	1,118,834	4,978,811
Quaker Houghton	133,737	19,220,682
Rayonier Advanced Materials, Inc. (a)	610,264	1,690,431
Sensient Technologies Corp.	405,214	22,862,174
Stepan Co.	205,142	15,344,622
Trinseo PLC	338,266	2,093,867
Tronox Holdings PLC	1,125,726	12,034,011
Valhi, Inc. (b)	19,380	216,281
		377,401,301
Construction Materials - 0.3%
Knife River Holding Co. (b)	545,348	27,441,911
Summit Materials, Inc.	1,149,178	37,807,956
United States Lime & Minerals, Inc.	20,024	3,964,552
		69,214,419
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	283,868	18,025,618
Class B	2,444	156,563
Myers Industries, Inc.	355,397	5,960,008
O-I Glass, Inc. (a)	1,495,646	23,107,731
Pactiv Evergreen, Inc.	391,997	3,379,014
Ranpak Holdings Corp. (A Shares) (a)(b)	419,290	1,324,956
TriMas Corp.	400,302	9,691,311
		61,645,201
Metals & Mining - 1.9%
5E Advanced Materials, Inc. (a)(b)	376,487	847,096
Alpha Metallurgical Resources	120,380	26,478,785
Arch Resources, Inc. (b)	176,865	26,676,548
ATI, Inc. (a)(b)	1,241,679	46,898,216
Caledonia Mining Corp. PLC	156,764	1,735,377
Carpenter Technology Corp.	464,006	29,102,456
Century Aluminum Co. (a)(b)	535,442	3,539,272
Coeur d'Alene Mines Corp. (a)(b)	3,191,608	8,010,936
Commercial Metals Co.	1,128,465	47,722,785
Compass Minerals International, Inc. (b)	328,770	8,100,893
Constellium NV (a)(b)	1,217,884	19,242,567
Contango ORE, Inc. (a)(b)	35,531	605,804
Dakota Gold Corp. (a)(b)	500,069	1,440,199
Haynes International, Inc.	121,168	5,213,253
Hecla Mining Co. (b)	5,888,761	23,967,257
i-80 Gold Corp. (a)(b)	1,837,370	2,572,318
Ivanhoe Electric, Inc. (a)(b)	537,339	5,502,351
Kaiser Aluminum Corp.	153,969	8,745,439
Materion Corp.	197,855	19,187,978
NioCorp Developments Ltd. (a)(b)	10,695	47,914
Novagold Resources, Inc. (a)(b)	2,316,552	8,154,263
Olympic Steel, Inc.	94,863	4,816,195
Perpetua Resources Corp. (a)	357,919	1,292,088
Piedmont Lithium, Inc. (a)(b)	173,785	4,773,874
PolyMet Mining Corp. (a)	314,741	660,956
Ramaco Resources, Inc. (b)	222,705	2,623,465
Ramaco Resources, Inc. Class B (b)	40,764	509,958
Ryerson Holding Corp.	232,136	6,743,551
Schnitzer Steel Industries, Inc. Class A	248,682	5,647,568
SunCoke Energy, Inc.	807,871	7,682,853
TimkenSteel Corp. (a)(b)	419,735	8,533,213
Tredegar Corp.	256,284	1,148,152
Warrior Metropolitan Coal, Inc.	498,615	24,297,509
Worthington Industries, Inc.	296,501	18,270,392
		380,791,481
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	162,511	5,494,497
Glatfelter Corp. (a)	411,401	711,724
Sylvamo Corp.	351,013	15,549,876
		21,756,097
TOTAL MATERIALS		910,808,499
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Acadia Realty Trust (SBI)	916,455	13,123,636
Alexander & Baldwin, Inc.	724,432	11,446,026
Alexanders, Inc.	22,392	4,209,472
Alpine Income Property Trust, Inc.	143,673	2,212,564
American Assets Trust, Inc.	484,788	8,604,987
Apartment Investment & Management Co. Class A	1,426,889	8,361,570
Apple Hospitality (REIT), Inc.	2,096,744	32,876,946
Armada Hoffler Properties, Inc.	678,916	6,762,003
Braemar Hotels & Resorts, Inc.	644,543	1,688,703
Brandywine Realty Trust (SBI)	1,681,664	6,289,423
Broadstone Net Lease, Inc.	1,853,257	26,223,587
BRT Apartments Corp.	131,076	2,127,363
CareTrust (REIT), Inc.	976,550	21,015,356
CBL & Associates Properties, Inc. (b)	264,891	5,491,190
Centerspace	149,064	7,241,529
Chatham Lodging Trust	482,664	4,464,642
City Office REIT, Inc.	412,956	1,573,362
Clipper Realty, Inc.	125,073	594,097
Community Healthcare Trust, Inc.	257,628	7,386,195
COPT Defense Properties (SBI)	1,102,736	25,142,381
CTO Realty Growth, Inc.	228,830	3,704,758
DiamondRock Hospitality Co.	2,043,895	15,799,308
Diversified Healthcare Trust (SBI)	2,308,619	4,778,841
Douglas Emmett, Inc.	1,595,053	17,880,544
Easterly Government Properties, Inc.	938,127	10,094,247
Elme Communities (SBI)	866,926	11,061,976
Empire State Realty Trust, Inc.	1,281,095	10,364,059
Equity Commonwealth	1,012,536	19,177,432
Essential Properties Realty Trust, Inc.	1,526,768	33,512,558
Farmland Partners, Inc.	475,274	4,952,355
Four Corners Property Trust, Inc.	855,440	18,220,872
Getty Realty Corp.	443,901	11,816,645
Gladstone Commercial Corp.	405,684	4,847,924
Gladstone Land Corp.	337,695	4,612,914
Global Medical REIT, Inc.	621,572	5,382,814
Global Net Lease, Inc.	1,900,340	15,088,700
Hersha Hospitality Trust	305,137	3,026,959
Hudson Pacific Properties, Inc.	1,343,066	5,990,074
Independence Realty Trust, Inc.	2,202,538	27,289,446
InvenTrust Properties Corp.	664,876	16,688,388
JBG SMITH Properties	1,063,177	13,683,088
Kite Realty Group Trust	2,116,169	45,116,723
LTC Properties, Inc.	405,073	12,804,358
LXP Industrial Trust (REIT)	2,820,181	22,307,632
National Health Investors, Inc.	408,631	20,447,895
NETSTREIT Corp.	680,014	9,690,200
NexPoint Diversified Real Estate Trust	317,496	2,501,868
NexPoint Residential Trust, Inc.	222,386	6,002,198
Office Properties Income Trust	487,929	2,190,801
One Liberty Properties, Inc.	173,562	3,193,541
Orion Office (REIT), Inc.	576,799	2,757,099
Outfront Media, Inc.	1,433,376	13,989,750
Paramount Group, Inc.	1,794,342	7,679,784
Peakstone Realty Trust (b)	349,803	4,519,455
Pebblebrook Hotel Trust	1,176,171	14,031,720
Phillips Edison & Co., Inc.	1,148,438	40,551,346
Physicians Realty Trust	2,328,871	25,291,539
Piedmont Office Realty Trust, Inc. Class A	1,230,572	6,411,280
Plymouth Industrial REIT, Inc.	429,511	8,564,449
Postal Realty Trust, Inc.	209,471	2,773,396
Potlatch Corp.	768,166	32,915,913
Retail Opportunity Investments Corp.	1,206,781	14,167,609
RLJ Lodging Trust	1,521,598	14,303,021
RPT Realty	846,396	9,132,613
Ryman Hospitality Properties, Inc.	557,775	47,745,540
Sabra Health Care REIT, Inc.	2,247,579	30,656,978
Safehold, Inc. (b)	423,060	6,883,186
Saul Centers, Inc.	119,826	4,166,350
Service Properties Trust	1,609,274	11,667,237
SITE Centers Corp.	1,860,058	21,688,276
SL Green Realty Corp.	627,413	18,376,927
Star Holdings (b)	128,175	1,467,604
Summit Hotel Properties, Inc.	1,063,793	5,999,793
Sunstone Hotel Investors, Inc.	2,022,697	18,811,082
Tanger Factory Outlet Centers, Inc.	992,405	22,378,733
Terreno Realty Corp.	796,052	42,413,651
The Macerich Co.	2,098,428	20,396,720
UMH Properties, Inc.	559,101	7,721,185
Uniti Group, Inc.	2,316,595	10,656,337
Universal Health Realty Income Trust (SBI)	132,013	5,074,580
Urban Edge Properties	1,119,891	17,761,471
Veris Residential, Inc.	764,312	10,234,138
Whitestone REIT Class B	490,050	4,875,998
Xenia Hotels & Resorts, Inc.	1,071,036	12,456,149
		1,097,585,059
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)(b)	13,326	167,241
Anywhere Real Estate, Inc. (a)(b)	1,035,462	4,835,608
Compass, Inc. (a)(b)	2,871,012	5,684,604
Cushman & Wakefield PLC (a)(b)	1,603,475	11,817,611
Digitalbridge Group, Inc.	1,558,959	24,709,500
Douglas Elliman, Inc.	787,427	1,393,746
eXp World Holdings, Inc.	689,300	9,147,011
Forestar Group, Inc. (a)	183,094	4,348,483
FRP Holdings, Inc. (a)	62,847	3,380,540
Kennedy-Wilson Holdings, Inc. (b)	1,153,460	14,845,030
Marcus & Millichap, Inc. (b)	230,439	6,613,599
Maui Land & Pineapple, Inc. (a)(b)	71,569	1,047,770
Newmark Group, Inc.	1,324,232	7,508,395
Opendoor Technologies, Inc. (a)(b)	5,260,627	9,995,191
RE/MAX Holdings, Inc.	186,468	2,006,396
Redfin Corp. (a)(b)	1,018,763	4,747,436
Stratus Properties, Inc. (a)(b)	50,460	1,295,308
Tejon Ranch Co. (a)	200,372	3,109,773
The RMR Group, Inc.	152,386	3,431,733
The St. Joe Co.	333,275	15,543,946
Transcontinental Realty Investors, Inc. (a)	17,373	527,792
		136,156,713
TOTAL REAL ESTATE		1,233,741,772
UTILITIES - 2.9%
Electric Utilities - 0.8%
Allete, Inc.	557,408	29,843,624
Genie Energy Ltd. Class B	192,687	3,822,910
MGE Energy, Inc.	351,949	25,210,107
Otter Tail Corp.	398,204	30,637,816
PNM Resources, Inc.	823,849	34,815,859
Portland General Electric Co.	932,912	37,335,138
		161,665,454
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares (b)	1,157,457	29,816,092
Chesapeake Utilities Corp. (b)	169,294	15,001,141
New Jersey Resources Corp.	936,821	38,016,196
Northwest Natural Holding Co.	349,343	12,824,382
ONE Gas, Inc.	533,507	32,223,823
RGC Resources, Inc. (b)	77,477	1,211,740
Southwest Gas Holdings, Inc.	595,661	34,911,691
Spire, Inc. (b)	498,127	27,710,805
		191,715,870
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)(b)	619,442	3,289,237
Montauk Renewables, Inc. (a)(b)	648,288	6,521,777
Ormat Technologies, Inc.	514,471	31,660,545
Sunnova Energy International, Inc. (a)(b)	973,683	8,889,726
		50,361,285
Multi-Utilities - 0.4%
Avista Corp.	728,205	23,076,816
Black Hills Corp.	643,066	31,092,241
NorthWestern Energy Corp. (b)	580,462	27,867,981
Unitil Corp.	155,433	7,098,625
		89,135,663
Water Utilities - 0.5%
American States Water Co.	357,272	27,885,080
Artesian Resources Corp. Class A	89,718	3,525,917
Cadiz, Inc. (a)(b)	389,983	1,181,648
California Water Service Group	557,646	27,146,207
Consolidated Water Co., Inc. (b)	150,946	4,455,926
Global Water Resources, Inc.	106,212	1,118,412
Middlesex Water Co.	170,212	10,813,568
Pure Cycle Corp. (a)(b)	186,369	1,781,688
SJW Group	308,153	19,253,399
York Water Co.	139,370	5,027,076
		102,188,921
TOTAL UTILITIES		595,067,193
TOTAL COMMON STOCKS (Cost $21,784,178,780)		20,117,266,873

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $20,650,872)	21,000,000	20,649,653

Money Market Funds - 14.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	144,026,780	144,055,585
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	2,685,916,769	2,686,185,361
TOTAL MONEY MARKET FUNDS (Cost $2,830,222,983)		2,830,240,946

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $24,635,052,635)	22,968,157,472
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(2,732,368,304)
NET ASSETS - 100.0%	20,235,789,168

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,424	Dec 2023	118,790,080	(2,232,725)	(2,232,725)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,264,844.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	147,998,663	2,270,566,096	2,274,509,174	3,280,170	-	-	144,055,585	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	3,441,003,990	3,620,154,819	4,374,973,448	19,138,607	-	-	2,686,185,361	11.2%
Total	3,589,002,653	5,890,720,915	6,649,482,622	22,418,777	-	-	2,830,240,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	492,723,093	492,723,093	-	-
Consumer Discretionary	2,115,782,923	2,115,782,922	1	-
Consumer Staples	750,455,756	750,455,756	-	-
Energy	1,741,207,955	1,741,207,955	-	-
Financials	3,342,876,639	3,342,876,639	-	-
Health Care	2,890,795,122	2,889,503,076	938,067	353,979
Industrials	3,437,650,070	3,437,650,070	-	-
Information Technology	2,606,157,851	2,606,157,851	-	-
Materials	910,808,499	910,808,499	-	-
Real Estate	1,233,741,772	1,233,741,772	-	-
Utilities	595,067,193	595,067,193	-	-

U.S. Government and Government Agency Obligations	20,649,653	-	20,649,653	-

Money Market Funds	2,830,240,946	2,830,240,946	-	-
Total Investments in Securities:	22,968,157,472	22,946,215,772	21,587,721	353,979
Derivative Instruments: Liabilities
Futures Contracts	(2,232,725)	(2,232,725)	-	-
Total Liabilities	(2,232,725)	(2,232,725)	-	-
Total Derivative Instruments:	(2,232,725)	(2,232,725)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,232,725)
Total Equity Risk	0	(2,232,725)
Total Value of Derivatives	0	(2,232,725)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,623,485,591) - See accompanying schedule:
Unaffiliated issuers (cost $21,804,829,652)	$20,137,916,526
Fidelity Central Funds (cost $2,830,222,983)	2,830,240,946

Total Investment in Securities (cost $24,635,052,635)		$22,968,157,472
Cash		1,481,039
Receivable for investments sold		13,496
Receivable for fund shares sold		25,493,487
Dividends receivable		5,889,072
Distributions receivable from Fidelity Central Funds		2,656,124
Receivable for daily variation margin on futures contracts		987,991
Other receivables		28,115
Total assets		23,004,706,796
Liabilities
Payable for investments purchased	$65,459,510
Payable for fund shares redeemed	16,887,826
Accrued management fee	428,857
Other payables and accrued expenses	3
Collateral on securities loaned	2,686,141,432
Total Liabilities		2,768,917,628
Net Assets		$20,235,789,168
Net Assets consist of:
Paid in capital		$21,899,633,920
Total accumulated earnings (loss)		(1,663,844,752)
Net Assets		$20,235,789,168
Net Asset Value, offering price and redemption price per share ($20,235,789,168 ÷ 978,012,500 shares)		$20.69

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$157,438,151
Interest		522,506
Income from Fidelity Central Funds (including $19,138,607 from security lending)		22,418,777
Total Income		180,379,434
Expenses
Management fee	$2,597,954
Independent trustees' fees and expenses	35,344
Total expenses before reductions	2,633,298
Expense reductions	(57,447)
Total expenses after reductions		2,575,851
Net Investment income (loss)		177,803,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,587,026
Redemptions in-kind	291,113,519
Futures contracts	(13,472,222)
Total net realized gain (loss)		283,228,323
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,640,673,682)
Futures contracts	(3,224,990)
Total change in net unrealized appreciation (depreciation)		(1,643,898,672)
Net gain (loss)		(1,360,670,349)
Net increase (decrease) in net assets resulting from operations		$(1,182,866,766)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,803,583	$321,267,873
Net realized gain (loss)	283,228,323	234,318,180
Change in net unrealized appreciation (depreciation)	(1,643,898,672)	(1,231,339,575)
Net increase (decrease) in net assets resulting from operations	(1,182,866,766)	(675,753,522)
Distributions to shareholders	(78,244,144)	(230,640,532)

Share transactions
Proceeds from sales of shares	4,491,418,530	6,708,339,746
Reinvestment of distributions	72,352,366	217,324,816
Cost of shares redeemed	(2,798,909,038)	(4,991,776,380)

Net increase (decrease) in net assets resulting from share transactions	1,764,861,858	1,933,888,182
Total increase (decrease) in net assets	503,750,948	1,027,494,128

Net Assets
Beginning of period	19,732,038,220	18,704,544,092
End of period	$20,235,789,168	$19,732,038,220

Other Information
Shares
Sold	197,018,610	298,979,514
Issued in reinvestment of distributions	3,208,531	10,014,969
Redeemed	(122,634,367)	(222,498,112)
Net increase (decrease)	77,592,774	86,496,371

Financial Highlights
Fidelity® Small Cap Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.91	$22.98	$28.75	$16.60	$20.43	$20.49
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.30	.25	.27	.27
Net realized and unrealized gain (loss)	(1.32)	(1.18)	(4.99)	12.13	(3.48)	.60
Total from investment operations	(1.13)	(.80)	(4.69)	12.38	(3.21)	.87
Distributions from net investment income	(.09)	(.27)	(.35)	(.23)	(.28)	(.23)
Distributions from net realized gain	-	-	(.73)	-	(.35)	(.70)
Total distributions	(.09)	(.27)	(1.08)	(.23)	(.62) C	(.93)
Net asset value, end of period	$20.69	$21.91	$22.98	$28.75	$16.60	$20.43
Total Return D,E	(5.21)%	(3.46)%	(16.89)%	74.95%	(16.27)%	4.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.03% H	.03%	.02% I	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% H	.03%	.02% I	.03%	.03%	.03%
Expenses net of all reductions	.02% H	.02%	.02% I	.03%	.03%	.03%
Net investment income (loss)	1.69% H	1.69%	1.10%	1.09%	1.42%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$20,235,789	$19,732,038	$18,704,544	$21,215,363	$9,927,295	$8,564,571
Portfolio turnover rate J	15% H,K	9% K	24% K	19%	17%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$131,156

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$25,722,135,101	$4,943,801,316	$ (4,147,956,939)	$795,844,377
Fidelity Small Cap Index Fund	24,935,081,462	3,671,048,197	(5,640,204,912)	(1,969,156,715)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward

Fidelity Small Cap Index Fund	(196,490,552)	-	(196,490,552)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022, to April 30, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Mid Cap Index Fund	$ (75,658,313)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	3,861,774,985	1,979,820,037
Fidelity Small Cap Index Fund	4,397,477,354	1,566,944,810

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	34,217,297	600,638,769	948,350,212
Fidelity Small Cap Index Fund	19,872,337	291,113,519	454,681,103

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	18,229,349	293,092,884	469,588,022
Fidelity Small Cap Index Fund	21,136,549	295,395,555	463,390,557
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$ 33,724,000	5.31%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$557,256	$ 38,502	$1,606,533
Fidelity Small Cap Index Fund	$ 2,028,849	$ 404,167	$11,597,574
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$ 4,539
Fidelity Small Cap Index Fund	57,447
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Mid Cap Index Fund	.03%
Actual		$ 1,000	$ 953.50	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

Fidelity® Small Cap Index Fund	.03%
Actual		$ 1,000	$ 947.90	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to each fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to the fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of each fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board considered that current contractual arrangements for each fund oblige FMR to pay all expenses of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.025%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.929323.112
MCX-I-SCX-I-SANN-1223
Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.3
Microsoft Corp.	12.2
Amazon.com, Inc.	5.8
NVIDIA Corp.	4.7
Alphabet, Inc. Class A	3.6
Meta Platforms, Inc. Class A	3.2
Alphabet, Inc. Class C	3.1
Tesla, Inc.	2.7
Eli Lilly & Co.	2.3
UnitedHealth Group, Inc.	2.0
51.9

Market Sectors (% of Fund's net assets)

Information Technology	42.7
Consumer Discretionary	15.5
Communication Services	11.5
Health Care	11.1
Financials	6.5
Industrials	5.8
Consumer Staples	4.3
Real Estate	0.9
Materials	0.7
Energy	0.6
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	4,912	181,990
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	1,511	120,910
Netflix, Inc. (a)	18,506	7,618,735
Playtika Holding Corp. (a)	801	6,728
Roblox Corp. (a)	19,317	614,474
Roku, Inc. Class A (a)	615	36,636
Spotify Technology SA (a)	5,900	972,084
TKO Group Holdings, Inc.	1,841	150,925
		9,520,492
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	250,934	31,135,891
Class C (a)	214,492	26,875,848
Match Group, Inc. (a)	10,561	365,411
Meta Platforms, Inc. Class A (a)	93,346	28,122,349
Pinterest, Inc. Class A (a)	24,955	745,655
Zoominfo Technologies, Inc. (a)	6,914	89,605
		87,334,759
Media - 0.4%
Cable One, Inc.	16	8,798
Charter Communications, Inc. Class A (a)	4,327	1,742,916
Liberty Broadband Corp.:
Class A (a)	148	12,331
Class C (a)	1,033	86,059
Nexstar Broadcasting Group, Inc. Class A	488	68,359
The Trade Desk, Inc. (a)	18,611	1,320,637
		3,239,100
TOTAL COMMUNICATION SERVICES		100,276,341
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 2.7%
Tesla, Inc. (a)	116,440	23,385,810
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	380,217	50,603,081
Coupang, Inc. Class A (a)	46,106	783,802
eBay, Inc.	1,392	54,608
Etsy, Inc. (a)	2,898	180,545
Ollie's Bargain Outlet Holdings, Inc. (a)	828	63,955
		51,685,991
Distributors - 0.1%
Pool Corp.	1,599	504,916
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)(b)	287	21,255
Grand Canyon Education, Inc. (a)	340	40,232
H&R Block, Inc.	4,144	170,111
Service Corp. International	2,278	123,969
		355,567
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	17,107	2,023,587
Booking Holdings, Inc. (a)	1,566	4,368,451
Caesars Entertainment, Inc. (a)	3,574	142,567
Cava Group, Inc. (b)	498	15,732
Chipotle Mexican Grill, Inc. (a)	1,159	2,251,010
Choice Hotels International, Inc. (b)	1,294	142,987
Churchill Downs, Inc.	2,992	328,641
Darden Restaurants, Inc.	2,372	345,197
Domino's Pizza, Inc.	1,489	504,756
Doordash, Inc. (a)	9,941	745,078
Draftkings Holdings, Inc. (a)	17,593	485,919
Expedia, Inc. (a)	4,421	421,277
Hilton Worldwide Holdings, Inc.	4,955	750,831
Las Vegas Sands Corp.	12,982	616,126
Marriott International, Inc. Class A	10,463	1,972,903
McDonald's Corp.	12,715	3,333,492
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,239	57,650
Planet Fitness, Inc. (a)	1,775	98,104
Royal Caribbean Cruises Ltd. (a)	2,967	251,394
Starbucks Corp.	47,625	4,392,930
Texas Roadhouse, Inc. Class A	2,812	285,530
Travel+Leisure Co.	1,442	49,071
Vail Resorts, Inc.	151	32,050
Wendy's Co.	7,388	140,520
Wingstop, Inc.	1,260	230,290
Wyndham Hotels & Resorts, Inc.	241	17,448
Wynn Resorts Ltd.	255	22,384
Yum! Brands, Inc.	10,403	1,257,307
		25,283,232
Household Durables - 0.0%
NVR, Inc. (a)	11	59,539
Tempur Sealy International, Inc.	1,470	58,697
TopBuild Corp. (a)	83	18,987
		137,223
Leisure Products - 0.0%
Brunswick Corp.	226	15,700
Peloton Interactive, Inc. Class A (a)(b)	13,177	62,723
Polaris, Inc.	190	16,420
YETI Holdings, Inc. (a)	3,674	156,218
		251,061
Specialty Retail - 3.3%
AutoZone, Inc. (a)	639	1,582,886
Best Buy Co., Inc.	1,106	73,903
Burlington Stores, Inc. (a)	2,720	329,202
CarMax, Inc. (a)	355	21,687
Dick's Sporting Goods, Inc.	179	19,144
Five Below, Inc. (a)	2,306	401,198
Floor & Decor Holdings, Inc. Class A (a)(b)	4,381	360,994
Lowe's Companies, Inc.	18,146	3,458,083
Murphy U.S.A., Inc.	788	285,800
O'Reilly Automotive, Inc. (a)	2,145	1,995,794
RH (a)	134	29,207
Ross Stores, Inc.	13,236	1,534,979
The Home Depot, Inc.	42,745	12,169,074
TJX Companies, Inc.	48,621	4,282,051
Tractor Supply Co. (b)	4,611	887,894
Ulta Beauty, Inc. (a)	2,106	803,039
Valvoline, Inc.	1,819	53,970
Victoria's Secret & Co. (a)	1,366	24,424
Wayfair LLC Class A (a)(b)	1,198	51,047
Williams-Sonoma, Inc. (b)	346	51,983
		28,416,359
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	2,560	228,659
Deckers Outdoor Corp. (a)	1,103	658,557
lululemon athletica, Inc. (a)	4,696	1,847,782
NIKE, Inc. Class B	26,768	2,750,947
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	375	18,083
Tapestry, Inc.	609	16,784
		5,520,812
TOTAL CONSUMER DISCRETIONARY		135,540,971
CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	368	122,894
Brown-Forman Corp.:
Class A (b)	1,706	97,959
Class B (non-vtg.)	6,072	341,004
Celsius Holdings, Inc. (a)	2,015	306,461
Constellation Brands, Inc. Class A (sub. vtg.)	683	159,924
Monster Beverage Corp.	31,416	1,605,358
PepsiCo, Inc.	40,170	6,558,958
The Coca-Cola Co.	81,514	4,604,726
		13,797,284
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	1,445	31,357
BJ's Wholesale Club Holdings, Inc. (a)	1,978	134,741
Casey's General Stores, Inc.	224	60,908
Costco Wholesale Corp.	18,694	10,327,313
Dollar General Corp.	9,265	1,102,906
Performance Food Group Co. (a)	3,039	175,533
Sysco Corp.	21,444	1,425,812
Target Corp.	19,415	2,150,988
		15,409,558
Food Products - 0.1%
Freshpet, Inc. (a)(b)	505	28,987
Lamb Weston Holdings, Inc.	5,774	518,505
The Hershey Co.	4,601	861,997
		1,409,489
Household Products - 0.7%
Church & Dwight Co., Inc.	9,216	838,103
Kimberly-Clark Corp.	13,404	1,603,655
Procter & Gamble Co.	18,673	2,801,510
The Clorox Co.	5,207	612,864
		5,856,132
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	3,049	392,925
Kenvue, Inc.	24,753	460,406
		853,331
TOTAL CONSUMER STAPLES		37,325,794
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Halliburton Co.	7,597	298,866
Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream GP LP (b)	4,900	60,466
APA Corp.	11,557	459,044
Cheniere Energy, Inc.	10,237	1,703,642
Hess Corp.	6,524	942,066
New Fortress Energy, Inc. (b)	2,843	86,143
ONEOK, Inc.	1,054	68,721
Ovintiv, Inc.	4,779	229,392
Targa Resources Corp.	9,402	786,101
Texas Pacific Land Corp.	243	448,566
		4,784,141
TOTAL ENERGY		5,083,007
FINANCIALS - 6.5%
Banks - 0.1%
First Citizens Bancshares, Inc.	49	67,656
Nu Holdings Ltd. (a)	66,505	545,341
		612,997
Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,443	1,397,635
Ares Management Corp.	6,749	665,384
Blackstone, Inc.	30,078	2,777,703
Blue Owl Capital, Inc. Class A (b)	2,681	33,057
FactSet Research Systems, Inc.	1,615	697,502
Houlihan Lokey	148	14,877
KKR & Co. LP	6,697	371,014
LPL Financial	3,283	737,099
MarketAxess Holdings, Inc.	1,559	333,236
Moody's Corp.	6,115	1,883,420
Morningstar, Inc.	1,082	274,006
MSCI, Inc.	1,616	762,025
S&P Global, Inc.	1,122	391,926
TPG, Inc. (b)	750	20,730
Tradeweb Markets, Inc. Class A	1,707	153,647
XP, Inc. Class A	1,110	22,200
		10,535,461
Consumer Finance - 0.1%
American Express Co.	8,169	1,192,919
SLM Corp.	3,891	50,583
		1,243,502
Financial Services - 4.2%
Apollo Global Management, Inc.	22,018	1,705,074
Block, Inc. Class A (a)	8,487	341,602
Equitable Holdings, Inc.	15,043	399,693
Euronet Worldwide, Inc. (a)	977	75,073
Fiserv, Inc. (a)	7,005	796,819
FleetCor Technologies, Inc. (a)	2,813	633,403
Jack Henry & Associates, Inc.	984	138,734
MasterCard, Inc. Class A	35,410	13,326,554
PayPal Holdings, Inc. (a)	42,945	2,224,551
Rocket Companies, Inc. (a)(b)	1,803	13,324
Shift4 Payments, Inc. (a)	2,324	103,464
The Western Union Co.	2,217	25,030
Toast, Inc. (a)(b)	14,904	238,315
UWM Holdings Corp. Class A (b)	1,333	6,465
Visa, Inc. Class A	68,345	16,067,910
WEX, Inc. (a)	833	138,678
		36,234,689
Insurance - 0.9%
Arch Capital Group Ltd. (a)	2,129	184,542
Arthur J. Gallagher & Co.	492	115,861
Brighthouse Financial, Inc. (a)	275	12,458
Brown & Brown, Inc.	3,896	270,460
Everest Re Group Ltd.	238	94,158
Kinsale Capital Group, Inc.	919	306,863
Lincoln National Corp.	630	13,715
Marsh & McLennan Companies, Inc.	16,744	3,175,500
Primerica, Inc.	993	189,822
Progressive Corp.	18,477	2,921,029
RenaissanceRe Holdings Ltd.	554	121,653
RLI Corp.	389	51,830
Ryan Specialty Group Holdings, Inc. (a)	3,907	168,782
Willis Towers Watson PLC	560	132,098
		7,758,771
TOTAL FINANCIALS		56,385,420
HEALTH CARE - 11.1%
Biotechnology - 2.6%
AbbVie, Inc.	74,470	10,513,675
Alnylam Pharmaceuticals, Inc. (a)	4,183	634,979
Amgen, Inc.	15,331	3,920,137
Apellis Pharmaceuticals, Inc. (a)	4,204	204,567
BioMarin Pharmaceutical, Inc. (a)	914	74,445
Exact Sciences Corp. (a)	2,614	160,996
Exelixis, Inc. (a)	9,968	205,241
Incyte Corp. (a)	5,721	308,534
Ionis Pharmaceuticals, Inc. (a)	5,163	228,566
Karuna Therapeutics, Inc. (a)	1,338	222,924
Natera, Inc. (a)	4,357	171,971
Neurocrine Biosciences, Inc. (a)	4,066	451,082
Regeneron Pharmaceuticals, Inc. (a)	296	230,847
Repligen Corp. (a)	1,043	140,346
Roivant Sciences Ltd. (a)(b)	13,989	120,865
Sarepta Therapeutics, Inc. (a)	3,764	253,355
Seagen, Inc. (a)	5,921	1,260,048
Ultragenyx Pharmaceutical, Inc. (a)	2,936	103,934
Vertex Pharmaceuticals, Inc. (a)	9,948	3,602,270
		22,808,782
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,589	433,890
Align Technology, Inc. (a)	3,213	593,088
DexCom, Inc. (a)	16,335	1,451,038
Edwards Lifesciences Corp. (a)	25,418	1,619,635
GE Healthcare Holding LLC	1,225	81,548
Globus Medical, Inc. (a)	1,401	64,040
IDEXX Laboratories, Inc. (a)	3,477	1,388,957
Inspire Medical Systems, Inc. (a)	1,210	178,064
Insulet Corp. (a)	2,916	386,574
Intuitive Surgical, Inc. (a)	14,741	3,865,385
Masimo Corp. (a)	1,838	149,117
Novocure Ltd. (a)	4,403	58,560
Penumbra, Inc. (a)	1,527	291,886
ResMed, Inc.	6,143	867,514
Shockwave Medical, Inc. (a)	1,525	314,547
Stryker Corp.	3,799	1,026,566
Tandem Diabetes Care, Inc. (a)	349	6,038
		12,776,447
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)(b)	10,905	196,290
Cardinal Health, Inc.	5,492	499,772
Cencora, Inc.	6,828	1,264,204
Chemed Corp.	442	248,691
Cigna Group	910	281,372
DaVita HealthCare Partners, Inc. (a)	2,274	175,621
Elevance Health, Inc.	1,328	597,720
Encompass Health Corp.	267	16,704
HCA Holdings, Inc.	1,782	402,981
Humana, Inc.	2,293	1,200,821
McKesson Corp.	2,186	995,417
Molina Healthcare, Inc. (a)	1,323	440,493
UnitedHealth Group, Inc.	32,989	17,667,589
		23,987,675
Health Care Technology - 0.1%
Certara, Inc. (a)	1,740	21,211
Doximity, Inc. (a)	2,305	47,091
Veeva Systems, Inc. Class A (a)	6,119	1,179,192
		1,247,494
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	3,901	137,627
Agilent Technologies, Inc.	10,144	1,048,585
Bio-Techne Corp.	6,170	337,067
Bruker Corp.	4,466	254,562
ICON PLC (a)	519	126,615
Illumina, Inc. (a)	1,983	216,980
IQVIA Holdings, Inc. (a)	7,216	1,304,869
Maravai LifeSciences Holdings, Inc. (a)	2,562	17,575
Medpace Holdings, Inc. (a)	982	238,302
Mettler-Toledo International, Inc. (a)	916	902,443
Sotera Health Co. (a)(b)	2,797	35,410
Thermo Fisher Scientific, Inc.	10,029	4,460,598
Waters Corp. (a)	2,463	587,499
West Pharmaceutical Services, Inc.	3,127	995,293
		10,663,425
Pharmaceuticals - 2.9%
Eli Lilly & Co.	35,713	19,782,502
Jazz Pharmaceuticals PLC (a)	1,334	169,445
Merck & Co., Inc.	19,725	2,025,758
Zoetis, Inc. Class A	19,536	3,067,152
		25,044,857
TOTAL HEALTH CARE		96,528,680
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	2,927	598,542
BWX Technologies, Inc.	628	46,648
HEICO Corp.	1,705	270,089
HEICO Corp. Class A	3,037	386,094
Lockheed Martin Corp.	9,548	4,340,903
Northrop Grumman Corp.	347	163,586
Spirit AeroSystems Holdings, Inc. Class A	432	9,763
The Boeing Co. (a)	3,194	596,703
TransDigm Group, Inc. (a)	374	309,706
		6,722,034
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	3,772	308,663
Expeditors International of Washington, Inc.	844	92,207
United Parcel Service, Inc. Class B	8,447	1,193,139
		1,594,009
Building Products - 0.2%
A.O. Smith Corp.	531	37,043
Advanced Drain Systems, Inc.	2,870	306,602
Allegion PLC	3,419	336,293
Armstrong World Industries, Inc.	527	39,994
Trane Technologies PLC	2,831	538,768
Trex Co., Inc. (a)	4,574	257,105
		1,515,805
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,256	1,651,183
Copart, Inc.	36,232	1,576,817
MSA Safety, Inc.	251	39,628
RB Global, Inc. (b)	5,848	382,459
Rollins, Inc.	10,744	404,082
Tetra Tech, Inc.	401	60,515
Waste Management, Inc.	15,437	2,536,762
		6,651,446
Construction & Engineering - 0.0%
EMCOR Group, Inc.	694	143,415
Quanta Services, Inc.	1,595	266,556
Valmont Industries, Inc.	55	10,830
Willscot Mobile Mini Holdings (a)	2,046	80,633
		501,434
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	13,678	34,742
Hubbell, Inc. Class B	1,031	278,473
Rockwell Automation, Inc.	4,838	1,271,475
Vertiv Holdings Co.	1,142	44,846
		1,629,536
Ground Transportation - 0.9%
Avis Budget Group, Inc. (a)	308	50,142
CSX Corp.	9,350	279,098
J.B. Hunt Transport Services, Inc.	674	115,840
Landstar System, Inc.	1,196	197,077
Lyft, Inc. (a)	14,325	131,360
Old Dominion Freight Lines, Inc.	3,878	1,460,687
Saia, Inc. (a)	129	46,245
U-Haul Holding Co. (a)(b)	163	8,007
U-Haul Holding Co. (non-vtg.)	1,546	72,987
Uber Technologies, Inc. (a)	81,846	3,542,295
Union Pacific Corp.	11,019	2,287,655
		8,191,393
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	3,622	663,768
Machinery - 1.3%
Allison Transmission Holdings, Inc.	355	17,899
Caterpillar, Inc.	16,351	3,696,144
Deere & Co.	10,650	3,891,084
Donaldson Co., Inc.	2,087	120,336
Graco, Inc.	2,890	214,872
IDEX Corp.	268	51,298
Illinois Tool Works, Inc.	10,445	2,340,933
Lincoln Electric Holdings, Inc.	2,202	384,910
Otis Worldwide Corp.	1,007	77,750
Toro Co.	4,384	354,403
Xylem, Inc.	1,218	113,932
		11,263,561
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	9,991	111,400
Delta Air Lines, Inc.	1,451	45,344
		156,744
Professional Services - 1.0%
Automatic Data Processing, Inc.	14,980	3,268,936
Booz Allen Hamilton Holding Corp. Class A	5,475	656,617
Broadridge Financial Solutions, Inc.	4,127	704,231
Ceridian HCM Holding, Inc. (a)(b)	510	32,645
Equifax, Inc.	3,550	601,974
FTI Consulting, Inc. (a)	275	58,372
Genpact Ltd.	1,860	62,384
KBR, Inc.	2,044	118,859
Paychex, Inc.	13,611	1,511,502
Paycom Software, Inc.	2,173	532,320
Paycor HCM, Inc. (a)(b)	1,015	21,904
Paylocity Holding Corp. (a)	1,767	317,000
Verisk Analytics, Inc.	6,030	1,370,981
		9,257,725
Trading Companies & Distributors - 0.3%
Fastenal Co.	18,014	1,050,937
Ferguson PLC	462	69,392
SiteOne Landscape Supply, Inc. (a)	625	86,106
United Rentals, Inc.	594	241,324
W.W. Grainger, Inc.	1,880	1,372,080
Watsco, Inc. (b)	343	119,669
		2,939,508
TOTAL INDUSTRIALS		51,086,963
INFORMATION TECHNOLOGY - 42.7%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	10,583	2,120,516
Motorola Solutions, Inc.	6,417	1,786,878
Ubiquiti, Inc. (b)	141	17,124
		3,924,518
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	12,357	995,356
CDW Corp.	5,361	1,074,344
Jabil, Inc.	3,374	414,327
Keysight Technologies, Inc. (a)	1,914	233,604
Vontier Corp.	2,189	64,707
Zebra Technologies Corp. Class A (a)	381	79,793
		2,862,131
IT Services - 1.6%
Accenture PLC Class A	26,669	7,923,093
Cloudflare, Inc. (a)	12,102	686,062
EPAM Systems, Inc. (a)	2,339	508,896
Gartner, Inc. (a)	3,231	1,072,821
Globant SA (a)	1,735	295,453
GoDaddy, Inc. (a)	3,932	287,940
MongoDB, Inc. Class A (a)	2,779	957,616
Okta, Inc. (a)	386	26,020
Snowflake, Inc. (a)	13,078	1,898,010
Twilio, Inc. Class A (a)	1,166	59,769
VeriSign, Inc. (a)	216	43,127
		13,758,807
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	38,492	3,791,462
Allegro MicroSystems LLC (a)(b)	3,256	84,526
Applied Materials, Inc.	30,107	3,984,661
Broadcom, Inc.	17,050	14,345,359
Enphase Energy, Inc. (a)	5,599	445,568
Entegris, Inc.	312	27,468
KLA Corp.	5,790	2,719,563
Lam Research Corp.	5,362	3,154,036
Lattice Semiconductor Corp. (a)	5,734	318,868
Microchip Technology, Inc.	16,145	1,150,977
Monolithic Power Systems, Inc.	1,910	843,723
NVIDIA Corp.	100,275	40,892,145
Qualcomm, Inc.	41,061	4,475,238
Teradyne, Inc. (b)	5,470	455,487
Texas Instruments, Inc.	15,638	2,220,752
Universal Display Corp.	908	126,375
		79,036,208
Software - 18.9%
Adobe, Inc. (a)	19,337	10,288,444
Alteryx, Inc. Class A (a)(b)	2,526	80,857
ANSYS, Inc. (a)	3,013	838,397
AppLovin Corp. (a)	2,356	85,853
Atlassian Corp. PLC (a)	6,117	1,104,975
Autodesk, Inc. (a)	9,070	1,792,504
Bentley Systems, Inc. Class B	7,495	364,557
Cadence Design Systems, Inc. (a)	11,408	2,736,209
Confluent, Inc. (a)(b)	7,786	225,093
Crowdstrike Holdings, Inc. (a)	8,887	1,570,955
Datadog, Inc. Class A (a)	11,548	940,816
DocuSign, Inc. (a)	8,504	330,636
DoubleVerify Holdings, Inc. (a)	5,332	148,390
Dropbox, Inc. Class A (a)	9,650	253,795
Dynatrace, Inc. (a)	10,110	452,018
Elastic NV (a)	3,272	245,531
Fair Isaac Corp. (a)	1,020	862,787
Five9, Inc. (a)	2,996	173,379
Fortinet, Inc. (a)	27,728	1,585,210
Gen Digital, Inc.	3,615	60,226
GitLab, Inc. (a)	3,712	160,655
HashiCorp, Inc. (a)	2,885	56,806
HubSpot, Inc. (a)	1,922	814,486
Informatica, Inc. (a)	136	2,608
Intuit, Inc.	11,529	5,706,279
Manhattan Associates, Inc. (a)	2,592	505,388
Microsoft Corp.	314,076	106,192,236
nCino, Inc. (a)	248	6,969
New Relic, Inc. (a)(b)	2,361	204,628
Nutanix, Inc. Class A (a)	2,310	83,599
Oracle Corp.	26,373	2,726,968
Palantir Technologies, Inc. (a)	79,136	1,171,213
Palo Alto Networks, Inc. (a)	12,718	3,090,728
Pegasystems, Inc.	1,740	74,368
Procore Technologies, Inc. (a)	3,302	201,719
PTC, Inc. (a)	2,520	353,858
RingCentral, Inc. (a)	3,674	97,655
Salesforce, Inc. (a)	30,118	6,048,598
SentinelOne, Inc. (a)	1,229	19,209
ServiceNow, Inc. (a)	8,592	4,999,255
Smartsheet, Inc. (a)	5,278	208,692
Splunk, Inc. (a)	6,426	945,650
Synopsys, Inc. (a)	6,411	3,009,580
Teradata Corp. (a)	4,227	180,577
Tyler Technologies, Inc. (a)	1,324	493,720
UiPath, Inc. Class A (a)	12,121	188,239
Unity Software, Inc. (a)(b)	4,853	123,121
VMware, Inc. Class A (a)	9,087	1,323,522
Workday, Inc. Class A (a)	8,350	1,767,779
Zscaler, Inc. (a)	3,672	582,710
		165,481,447
Technology Hardware, Storage & Peripherals - 12.4%
Apple, Inc.	629,803	107,551,448
HP, Inc.	7,430	195,632
NetApp, Inc.	3,534	257,205
Pure Storage, Inc. Class A (a)	9,257	312,979
		108,317,264
TOTAL INFORMATION TECHNOLOGY		373,380,375
MATERIALS - 0.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	952	24,971
Ecolab, Inc.	8,165	1,369,597
FMC Corp.	815	43,358
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,564	7,623
Linde PLC	1,940	741,390
PPG Industries, Inc.	2,478	304,224
RPM International, Inc.	1,049	95,742
Sherwin-Williams Co.	8,365	1,992,627
The Scotts Miracle-Gro Co. Class A (b)	1,821	80,925
		4,660,457
Construction Materials - 0.1%
Eagle Materials, Inc.	981	150,986
Vulcan Materials Co.	1,224	240,504
		391,490
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA (b)	5,368	18,090
Avery Dennison Corp.	1,114	193,914
Graphic Packaging Holding Co.	6,966	149,839
Sealed Air Corp.	3,436	105,794
		467,637
Metals & Mining - 0.0%
Southern Copper Corp.	3,591	254,602
TOTAL MATERIALS		5,774,186
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	19,647	3,500,899
Crown Castle International Corp.	1,937	180,102
Equinix, Inc.	1,979	1,443,958
Equity Lifestyle Properties, Inc.	2,467	162,329
Iron Mountain, Inc.	6,035	356,487
Lamar Advertising Co. Class A	2,817	231,755
Public Storage	3,849	918,795
SBA Communications Corp. Class A	448	93,466
Simon Property Group, Inc.	2,976	327,033
Sun Communities, Inc.	1,143	127,147
UDR, Inc.	741	23,571
		7,365,542
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	7,314	536,921
TOTAL REAL ESTATE		7,902,463
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	17,139	255,371
Vistra Corp.	4,574	149,661
		405,032
TOTAL COMMON STOCKS (Cost $634,430,503)		869,689,232

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $393,350)	400,000	393,327

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	2,144,003	2,144,432
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	4,136,594	4,137,007
TOTAL MONEY MARKET FUNDS (Cost $6,281,439)		6,281,439

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $641,105,292)	876,363,998
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,717,585)
NET ASSETS - 100.0%	873,646,413

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	11	Dec 2023	3,187,855	(9,055)	(9,055)
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2023	842,450	335	335

TOTAL FUTURES CONTRACTS					(8,720)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $158,314.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,178,341	90,837,129	91,871,038	88,717	-	-	2,144,432	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	6,762,987	36,185,663	38,811,643	11,689	-	-	4,137,007	0.0%
Total	9,941,328	127,022,792	130,682,681	100,406	-	-	6,281,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	100,276,341	100,276,341	-	-
Consumer Discretionary	135,540,971	135,540,971	-	-
Consumer Staples	37,325,794	37,325,794	-	-
Energy	5,083,007	5,083,007	-	-
Financials	56,385,420	56,385,420	-	-
Health Care	96,528,680	96,528,680	-	-
Industrials	51,086,963	51,086,963	-	-
Information Technology	373,380,375	373,380,375	-	-
Materials	5,774,186	5,774,186	-	-
Real Estate	7,902,463	7,902,463	-	-
Utilities	405,032	405,032	-	-

U.S. Government and Government Agency Obligations	393,327	-	393,327	-

Money Market Funds	6,281,439	6,281,439	-	-
Total Investments in Securities:	876,363,998	875,970,671	393,327	-
Derivative Instruments: Assets
Futures Contracts	335	335	-	-
Total Assets	335	335	-	-
Liabilities
Futures Contracts	(9,055)	(9,055)	-	-
Total Liabilities	(9,055)	(9,055)	-	-
Total Derivative Instruments:	(8,720)	(8,720)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	335	(9,055)
Total Equity Risk	335	(9,055)
Total Value of Derivatives	335	(9,055)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,080,407) - See accompanying schedule:
Unaffiliated issuers (cost $634,823,853)	$870,082,559
Fidelity Central Funds (cost $6,281,439)	6,281,439

Total Investment in Securities (cost $641,105,292)		$876,363,998
Receivable for fund shares sold		1,689,351
Dividends receivable		333,350
Distributions receivable from Fidelity Central Funds		24,196
Receivable for daily variation margin on futures contracts		15,523
Receivable from investment adviser for expense reductions		2,074
Total assets		878,428,492
Liabilities
Payable for fund shares redeemed	$633,237
Other payables and accrued expenses	11,842
Collateral on securities loaned	4,137,000
Total Liabilities		4,782,079
Net Assets		$873,646,413
Net Assets consist of:
Paid in capital		$669,203,171
Total accumulated earnings (loss)		204,443,242
Net Assets		$873,646,413
Net Asset Value, offering price and redemption price per share ($873,646,413 ÷ 52,525,720 shares)		$16.63

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$3,640,462
Interest		9,915
Income from Fidelity Central Funds (including $11,689 from security lending)		100,406
Total Income		3,750,783
Expenses
Custodian fees and expenses	$17,522
Independent trustees' fees and expenses	1,428
Interest	7,163
Miscellaneous	24
Total expenses before reductions	26,137
Expense reductions	(4,658)
Total expenses after reductions		21,479
Net Investment income (loss)		3,729,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,269,956
Futures contracts	311,914
Total net realized gain (loss)		1,581,870
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	48,554,655
Futures contracts	(223,452)
Total change in net unrealized appreciation (depreciation)		48,331,203
Net gain (loss)		49,913,073
Net increase (decrease) in net assets resulting from operations		$53,642,377
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,729,304	$7,346,267
Net realized gain (loss)	1,581,870	(27,475,900)
Change in net unrealized appreciation (depreciation)	48,331,203	52,730,630
Net increase (decrease) in net assets resulting from operations	53,642,377	32,600,997
Distributions to shareholders	(2,053,789)	(9,239,181)

Share transactions
Proceeds from sales of shares	113,969,279	297,407,219
Reinvestment of distributions	2,053,789	9,239,181
Cost of shares redeemed	(107,534,713)	(159,930,900)

Net increase (decrease) in net assets resulting from share transactions	8,488,355	146,715,500
Total increase (decrease) in net assets	60,076,943	170,077,316

Net Assets
Beginning of period	813,569,470	643,492,154
End of period	$873,646,413	$813,569,470

Other Information
Shares
Sold	6,699,757	20,607,506
Issued in reinvestment of distributions	120,457	647,458
Redeemed	(6,349,585)	(10,783,270)
Net increase (decrease)	470,629	10,471,694

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.63	$15.47	$16.85	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.15	.13	.12	.14	.06
Net realized and unrealized gain (loss)	.97	.20	(.92)	5.67	.99	.53
Total from investment operations	1.04	.35	(.79)	5.79	1.13	.59
Distributions from net investment income	(.04)	(.13)	(.12)	(.13)	(.10)	(.05)
Distributions from net realized gain	-	(.06)	(.46)	(.33)	(.05)	-
Total distributions	(.04)	(.19)	(.59) D	(.46)	(.15)	(.05)
Net asset value, end of period	$16.63	$15.63	$15.47	$16.85	$11.52	$10.54
Total Return E,F	6.65%	2.39%	(5.34)%	51.21%	10.77%	5.97%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I,J	.01%	.01%	.01%	.01%	.05% I
Expenses net of fee waivers, if any	-% I,J,K	-% K	-% K	-% K	.01%	.01% I
Expenses net of all reductions	-% I,J,K	-% K	-% K	-% K	.01%	.01% I
Net investment income (loss)	.87% I,J	1.04%	.73%	.85%	1.24%	.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$873,646	$813,569	$643,492	$546,009	$297,828	$263,824
Portfolio turnover rate L	43% I	29%	40%	40%	45%	21% I

AFor the period August 17, 2018 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$258,596,765
Gross unrealized depreciation	(31,873,137)
Net unrealized appreciation (depreciation)	$226,723,628
Tax cost	$649,631,650

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,287,833)
Long-term	(10,502,084)
Total capital loss carryforward	$(23,789,917)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	193,352,382	183,304,617
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$ 48,474,000	5.32%	$ 7,163

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$1,116	$ 1,882	$12,636
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,658.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Series Large Cap Growth Index Fund	-%-D
Actual		$ 1,000	$ 1,066.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.010	97.580
Withheld	9,407,876,478.960	2.420
TOTAL	388,137,378,738.970	100.000
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.950	97.510
Withheld	9,682,510,728.020	2.490
TOTAL	388,137,378,738.970	100.000
Christine J. Thompson
Affirmative	378,837,121,274.520	97.600
Withheld	9,300,257,464.450	2.400
TOTAL	388,137,378,738.970	100.000
Elizabeth S. Acton
Affirmative	378,262,110,794.850	97.460
Withheld	9,875,267,944.120	2.540
TOTAL	388,137,378,738.970	100.000
Laura M. Bishop
Affirmative	380,482,113,171.060	98.030
Withheld	7,655,265,567.910	1.970
TOTAL	388,137,378,738.970	100.000
Ann E. Dunwoody
Affirmative	380,016,034,008.120	97.910
Withheld	8,121,344,730.850	2.090
TOTAL	388,137,378,738.970	100.000
John Engler
Affirmative	379,432,488,394.200	97.760
Withheld	8,704,890,344.770	2.240
TOTAL	388,137,378,738.970	100.000
Robert F. Gartland
Affirmative	378,741,819,600.600	97.580
Withheld	9,395,559,138.370	2.420
TOTAL	388,137,378,738.970	100.000
Robert W. Helm
Affirmative	380,389,324,755.070	98.000
Withheld	7,748,053,983.900	2.000
TOTAL	388,137,378,738.970	100.000
Arthur E. Johnson
Affirmative	378,427,694,151.670	97.500
Withheld	9,709,684,587.300	2.500
TOTAL	388,137,378,738.970	100.000
Michael E. Kenneally
Affirmative	377,842,228,145.180	97.350
Withheld	10,295,150,593.790	2.650
TOTAL	388,137,378,738.970	100.000
Mark A. Murray
Affirmative	380,158,432,703.370	97.940
Withheld	7,978,946,035.600	2.060
TOTAL	388,137,378,738.970	100.000
Carol J. Zierhoffer
Affirmative	380,522,113,360.240	98.040
Withheld	7,615,265,378.730	1.960
TOTAL	388,137,378,738.970	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9891256.105
CGI-SANN-1223

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023